UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.
King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments	July 31, 2012
(Unaudited)

Shares		Value

COMMON STOCKS — 96.4%

Banks — 4.8%
623,865	China Construction Bank Corp. - ADR	$8,353,552
725,715	Nordea Bank AB - ADR	6,807,207
1,641,700	Sumitomo Mitsui Financial Group, Inc. - ADR	10,375,544

		25,536,303

Consumer Discretionary — 13.8%
135,975	Carnival Corp.	4,525,248
340,745	ITOCHU Corp. - ADR	7,002,310
405,085	Lowe’s Cos., Inc.	10,277,006
280,160	Macy’s, Inc.	10,040,934
156,600	Magna International, Inc.	6,267,132
179,645	McGraw-Hill Cos., Inc. (The)	8,436,129
789,120	Oriental Land Co. Ltd. - ADR	9,841,273
217,700	Target Corp.	13,203,505
120,000	Volkswagen AG - ADR	4,107,599

		73,701,136

Consumer Staples — 10.5%
68,000	Ajinomoto Co., Inc. - ADR	9,605,000
436,290	Associated British Foods Plc - ADR	8,603,639
169,505	CVS Caremark Corp.	7,670,101
172,595	Imperial Tobacco Group Plc - ADR	13,427,891
917,530	Koninklijke Ahold NV - ADR	11,111,288
163,880	Unilever NV - NY Shares	5,678,442

		56,096,361

Energy — 8.5%
101,545	China Petroleum & Chemical Corp. - ADR	9,136,004
135,210	ConocoPhillips	7,360,832
236,790	ENI SpA - ADR	9,765,220
303,460	Marathon Oil Corp.	8,032,586
244,575	Total SA - ADR	11,238,221

		45,532,863

Health Care — 13.0%
219,285	Johnson & Johnson	15,178,908
154,530	Merck KGAA - ADR	5,178,300
357,390	Sanofi - ADR	14,524,330
279,880	Teva Pharmaceutical Industries Ltd. - ADR	11,444,293
205,850	UnitedHealth Group, Inc.	10,516,877
209,055	Zimmer Holdings, Inc.	12,319,611

		69,162,319

Industrials — 6.2%
1,116,250	East Japan Railway Co. - ADR	11,787,600
272,260	Embraer SA - ADR	6,909,959
80,735	General Dynamics Corp.	5,121,828
239,875	Koninklijke Philips Electronics NV - NY Shares	5,279,649

Shares		Value

Industrials (continued)
121,000	Waste Management, Inc.	$4,162,399

		33,261,435

Information Technology — 10.2%
220,715	Accenture Plc - Class A	13,309,115
71,585	International Business Machines Corp.	14,029,228
466,810	Microsoft Corp.	13,756,891
158,105	Seagate Technology Plc	4,746,312
495,855	Western Union Co. (The)	8,642,753

		54,484,299

Insurance — 7.0%
143,695	ACE Ltd.	10,561,583
462,835	Allianz SE - ADR	4,591,323
1,004,815	Muenchener Rueckversi-cherungs AG - ADR	14,218,132
918,030	Suncorp Group Ltd. - ADR	8,124,566

		37,495,604

Materials — 6.8%
226,140	AKZO Nobel NV - ADR	4,043,383
322,265	Barrick Gold Corp.	10,596,073
106,815	BHP Billiton Plc -ADR	6,223,042
136,565	Freeport-McMoRan Copper & Gold, Inc.	4,598,144
241,980	Newmont Mining Corp.	10,760,851

		36,221,493

Real Estate — 1.1%
512,425	Wharf Holdings Ltd. - ADR	5,944,130

Telecommunication Services — 8.9%
484,391	Abertis Infraestructuras SA - ADR	2,949,943
225,585	CenturyLink, Inc.	9,370,801
184,395	China Telecom Corp. Ltd. - ADR	9,594,072
979,885	Tele2 AB - ADR	8,123,247
314,950	Tim Participacoes SA - ADR	6,661,193
376,100	Vodafone Group Plc - ADR	10,812,875

		47,512,131

Utilities — 5.6%
75,615	DTE Energy Co.	4,640,493
209,445	Exelon Corp.	8,193,488
329,470	SSE Plc - ADR	6,846,387
194,730	Tokyo Gas Co. Ltd. - ADR	9,979,913

		29,660,281

Total Common Stocks (Cost $520,274,278)		514,608,355

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 2.8%

Federal Home Loan Bank — 2.8%
$5,000,000	0.10%, 08/03/12(b)	$4,999,972
10,000,000	0.07%, 08/14/12(b)	9,999,747

		14,999,719

Total U.S. Government Agencies (Cost $14,999,719)		14,999,719

Shares

INVESTMENT COMPANY — 0.7%
3,481,799	SEI Daily Income Trust Government II Fund, Class A, 0.01%(c)	3,481,799

Total Investment Company (Cost $3,481,799)		3,481,799

TOTAL INVESTMENTS — 99.9%
(Cost $538,755,796)(a)		533,089,873

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		648,990

NET ASSETS — 100.0%		$533,738,863

(a)	Cost for federal income tax purposes is $538,755,796 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$23,085,209
Unrealized depreciation	(28,751,132)

Net unrealized depreciation	$(5,665,923)

(b)	The rate represents the annualized yield at time of purchase.
(c)	Rate shown represents current yield at July 31, 2012.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	4.8%
Consumer Discretionary	13.8%
Consumer Staples	10.5%
Energy	8.5%
Health Care	13.0%
Industrials	6.2%
Information Technology	10.2%
Insurance	7.0%
Materials	6.8%
Real Estate	1.1%
Telecommunication Services	8.9%
Utilities	5.6%
Other*	3.6%

100%

*	Includes cash and equivalents, investment companies, U.S. government agencies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	July 31, 2012
(Unaudited)

Shares		Value

COMMON STOCKS — 95.1%

ARGENTINA — 0.7%
336,000	MercadoLibre, Inc.	$22,448,160

BRAZIL — 2.9%
5,428,000	BM&FBovespa SA	30,541,109
417,000	CETIP SA - Mercados Organizados	5,256,251
448,000	Cielo SA	13,093,266
2,594,684	Itau Unibanco Holding SA - ADR	41,021,954
379,000	Natura Cosmeticos SA	9,900,386

		99,812,966

CANADA — 1.4%
1,422,900	Barrick Gold Corp.	46,836,445

CHINA — 0.2%
2,842,000	Tingyi Cayman Islands Holding Corp.	7,051,218

DENMARK — 0.2%
286,000	Novozymes A/S - Class B	7,059,977

FINLAND — 0.5%
7,672,315	Nokia Oyj	18,408,119

FRANCE — 4.7%
338,317	Air Liquide SA	37,871,989
875,008	Renault SA	38,316,725
361,800	Technip SA	38,141,379
2,569,368	Vivendi SA	48,874,707

		163,204,800

GERMANY — 4.1%
761,376	Adidas AG	57,247,936
683,000	Bayerische Motoren Werke AG	51,069,112
382,900	Siemens AG	32,554,556

		140,871,604

HONG KONG — 0.6%
10,802,000	Li & Fung Ltd.	21,340,173

INDIA — 1.3%
121,000	Asian Paints Ltd.(e)	7,939,027
442,000	Hero Honda Motors Ltd.(e)	15,934,730
4,395,000	ITC Ltd.(e)	20,289,782

		44,163,539

IRELAND — 1.8%
1,098,200	Covidien Plc	61,367,416

ITALY — 3.1%
1,806,900	ENI SpA	37,439,028
3,574,471	Fiat Industrial SpA	35,184,398
4,421,003	Fiat SpA(b)	21,758,511
1,767,000	Prada SpA	12,224,786

		106,606,723

JAPAN — 7.8%
790,600	Canon, Inc.	26,817,152
136,400	FANUC Corp.	21,317,683

Shares		Value

JAPAN (continued)
7,063,000	Hitachi Ltd.	$42,038,976
1,393,000	Japan Tobacco, Inc.	43,934,106
168,610	Keyence Corp(e)	42,322,459
9,665,300	Mitsubishi UFJ Financial Group, Inc.	47,135,735
1,002,400	Nippon Telegraph & Telephone Corp.	46,639,667

		270,205,778

MEXICO — 0.5%
6,391,000	Wal-Mart de Mexico SAB de CV - Series V	18,026,575

NETHERLANDS — 2.8%
609,000	ASML Holding NV - NY Shares	35,017,500
5,369,000	Reed Elsevier NV(e)	63,061,341

		98,078,841

PORTUGAL — 0.3%
745,000	Jeronimo Martins SGPS SA	11,687,317

RUSSIA — 0.2%
252,000	Mail.Ru Group Ltd. - GDR(b)	7,756,560

SOUTH AFRICA — 1.0%
656,000	Naspers Ltd. - Class N	35,663,418

SOUTH KOREA — 0.9%
25,742	Samsung Electronics Co. Ltd.	29,803,231

SWITZERLAND — 5.0%
83,000	Kuehne + Nagel International AG	9,462,153
398,800	Roche Holding AG	70,789,757
10,300	SGS SA	20,635,870
674,676	Swiss Re AG	42,396,162
2,653,000	UBS AG	27,962,071

		171,246,013

UNITED KINGDOM — 10.7%
4,081,000	ARM Holdings Plc	35,286,928
2,783,219	BG Group Plc	55,069,163
3,894,446	BP Plc	25,952,993
4,946,000	HSBC Holdings Plc	41,401,471
3,265,757	Pearson Plc(e)	61,237,406
732,000	Petrofac Ltd.	17,111,594
475,307	Rio Tinto Plc	21,957,475
1,687,954	Standard Chartered Plc	38,757,140
9,146,731	TESCO Plc	45,617,483
8,830,700	Vodafone Group Plc	25,281,198

		367,672,851

UNITED STATES — 44.4%
1,892,300	Adobe Systems, Inc.(b)	58,434,224
206,000	Allergan, Inc.	16,906,420
160,000	Amazon.com, Inc.(b)	37,328,000
200,300	Apple, Inc.(b)	122,335,228
459,000	BioMarin Pharmaceutical, Inc.(b)	18,034,110
430,400	Celgene Corp.(b)	29,465,184

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

UNITED STATES (continued)
231,900	Chesapeake Energy Corp.	$4,364,358
1,218,900	Citigroup, Inc.	33,068,757
834,600	Coca-Cola Co. (The)	67,435,680
650,500	Colgate-Palmolive Co.	69,837,680
436,300	Deere & Co.	33,516,566
953,000	Ecolab, Inc.	62,373,850
599,000	Facebook, Inc. - Class A(b)	13,004,290
336,000	FMC Technologies, Inc.(b)	15,160,320
514,000	Franklin Resources, Inc.	59,084,300
2,608,000	General Electric Co.	54,116,000
839,400	Gilead Sciences, Inc.(b)	45,604,602
56,700	Google, Inc. - Class A(b)	35,889,399
2,889,000	Hewlett-Packard Co.	52,695,360
131,000	IntercontinentalExchange, Inc.(b)	17,189,820
40,500	Intuitive Surgical, Inc.(b)	19,500,750
759,600	Johnson & Johnson	52,579,512
1,545,000	JPMorgan Chase & Co.	55,620,000
571,000	Las Vegas Sands Corp.	20,795,820
1,706,500	Microsoft Corp.	50,290,555
339,000	National Oilwell Varco, Inc.	24,509,700
221,000	NIKE, Inc. - Class B	20,630,350
582,000	Occidental Petroleum Corp.	50,651,460
2,033,200	Pfizer, Inc.	48,878,128
185,000	Praxair, Inc.	19,195,600
614,000	QUALCOMM, Inc.	36,643,520
272,000	Salesforce.com, Inc.(b)	33,825,920
1,214,300	Schlumberger Ltd.	86,531,018
1,980,000	Texas Instruments, Inc.	53,935,200
516,900	Union Pacific Corp.	63,377,109
344,000	Visa, Inc. - Class A	44,400,080

		1,527,208,870

Total Common Stocks (Cost $3,141,997,372)		3,276,520,594

Principal Amount

U.S. GOVERNMENT AGENCIES — 2.2%

Federal Home Loan Bank — 2.2%
$10,000,000	0.05%, 08/03/12(c)	9,999,944
25,000,000	0.10%, 08/03/12(c)	24,999,861
40,000,000	0.07%, 08/14/12(c)	39,998,989

		74,998,794

Total U.S. Government Agencies (Cost $74,998,794)		74,998,794

Principal Amount		Value

U.S. GOVERNMENT SECURITIES — 0.9%

U.S. Treasury Bills — 0.9%
$31,500,000	0.05%, 08/02/12(c)	$31,499,965

Total U.S. Government Securities (Cost $31,499,965)		31,499,965

Shares

CASH SWEEP — 2.1%

71,237,600	Federated Government Obligations Fund 0.02%(d)	71,237,600

Total Cash Sweep (Cost $71,237,600)		71,237,600

TOTAL INVESTMENTS — 100.3%
(Cost $3,319,733,731)(a)		$3,454,256,953

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(11,043,711)

NET ASSETS — 100.0%		$3,443,213,242

(a)	Cost for federal income tax purposes is $3,322,649,614 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$304,929,510
Unrealized depreciation	(173,322,171)

Net unrealized appreciation	$131,607,339

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	Rate shown represents current yield at July 31, 2012.
(e)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $75,882,841 or 2.2% of net assets.

ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	5.7%
Consumer Discretionary	13.3%
Consumer Staples	8.5%
Diversified Financials	5.8%
Energy	10.3%
Health Care	10.5%
Industrials	7.9%
Information Technology	22.5%
Insurance	1.2%
Materials	5.9%
Telecommunication Services	3.5%
Other*	4.9%

100.0%

*	Includes cash and equivalents, investment company, U.S. government agencies and securities, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments	July 31, 2012
(Unaudited)

Shares		Value

COMMON STOCKS — 94.5%

ARGENTINA — 0.1%
210,000	Arcos Dorados Holdings - Class A, Inc.	$2,746,800

AUSTRALIA — 2.0%
134,164	ABM Resources NL(b)	5,499
53,832	Acrux Ltd.(b)	214,973
154,673	Adelaide Brighton Ltd.	546,151
96,977	Aditya Birla Minerals Ltd.	42,294
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.(b)	80,472
25,514	AJ Lucas Group Ltd.(b)	26,813
119,863	Alcyone Resources Ltd.(b)	4,409
44,678	Alesco Corp. Ltd.	96,251
54,720	Alkane Resources Ltd.(b)	47,154
44,977	Alliance Resources Ltd.(b)	8,744
36,439	Allied Gold Mining Plc(b)	78,269
115,610	Altona Mining Ltd.(b)	32,803
946,258	Alumina Ltd.	676,204
51,812	Amadeus Energy Ltd.(b)	11,162
38,166	Amalgamated Holdings Ltd.	266,721
102,022	Amcom Telecommunications Ltd.	126,513
10,329	Ampella Mining Ltd.(b)	5,265
70,717	Ansell Ltd.	986,175
68,098	Antares Energy Ltd.(b)	30,057
222,950	APA Group	1,148,055
154,909	APN News & Media Ltd.	87,094
26,421	Aquarius Platinum Ltd.	16,659
59,980	Aquila Resources Ltd.(b)	134,260
19,603	ARB Corp. Ltd.	196,119
20,860	Aristocrat Leisure Ltd.	51,735
516,903	Arrium Ltd.	391,112
64,204	ASG Group Ltd.	57,351
38,669	Aspire Mining Ltd.(b)	4,673
334,878	Atlas Iron Ltd.	607,065
58,802	Aurora Oil and Gas Ltd.(b)	211,956
97,687	Ausdrill Ltd.	342,880
26,143	Ausenco Ltd.	85,169
10,823	Ausgold Ltd.(b)	4,322
31,327	Austal Ltd.	53,003
17,417	Austbrokers Holdings Ltd.	133,615
15,319	Austin Engineering Ltd.	67,936
114,408	Australian Agricultural Co. Ltd.(b)	132,855
256,656	Australian Infrastructure Fund	698,571
45,583	Australian Pharmaceutical Industries Ltd.	16,766
79,373	Automotive Holdings Group	216,039
5,108	Azumah Resources Ltd.(b)	698
19,409	Bandanna Energy Ltd.(b)	5,915
76,848	Bank of Queensland Ltd.	617,808
107,928	Bannerman Resources Ltd.(b)	11,909
21,519	BC Iron Ltd.(b)	57,892
760,048	Beach Energy Ltd.	878,604
86,952	Beadell Resources Ltd.(b)	59,852

Shares		Value

AUSTRALIA (continued)
4,598	Bell Financial Group Ltd.	$1,981
347,838	Bendigo and Adelaide Bank Ltd.	2,997,438
100,434	Billabong International Ltd.	143,014
22,861	Bionomics Ltd.(b)	6,006
108,098	Biota Holdings Ltd.(b)	76,680
2,419	Blackmores Ltd.	74,230
1,586	Blackthorn Resources Ltd.(b)	1,908
454	Blackthorn Resources Ltd.(b)(c)(d)	546
823,396	BlueScope Steel Ltd.(b)	229,305
158,551	Boom Logistics Ltd.(b)	41,655
372,106	Boral Ltd.	1,313,909
14,786	Bradken Ltd.	77,382
10,640	Bravura Solutions Ltd.(b)	1,901
10,942	Breville Group Ltd.	54,965
24,551	Brickworks Ltd.	260,585
17,627	BT Investment Management Ltd.	32,510
5,971	Buru Energy Ltd.(b)	21,397
26,490	Cabcharge Australia Ltd.	156,172
154,604	Caltex Australia Ltd.	2,295,737
30,435	Campbell Brothers Ltd.	1,500,049
255,734	Cape Lambert Resources Ltd.(b)	88,687
25,142	Cardno Ltd.	220,620
143,768	Carnarvon Petroleum Ltd.(b)	15,864
68,742	Carsales.com Ltd.	455,838
129,012	Cash Converters International Ltd.	97,616
9,437	Cedar Woods Properties Ltd.	36,695
408,411	Central Petroleum Ltd.(b)	49,358
189,000	Ceramic Fuel Cells Ltd.(b)	10,328
47,250	Ceramic Fuel Cells Ltd.(b)(c)(d)	0
2,144	CGA Mining Ltd.(b)	4,506
50,912	Chalice Gold Mines Ltd.(b)	11,771
178,666	Challenger Ltd.	628,993
354,184	Citigold Corp. Ltd.(b)	23,821
102,039	Clough Ltd.	75,063
84,396	Coal of Africa Ltd.(b)	37,694
56,720	Coalspur Mines Ltd.(b)	36,062
7,468	Cochlear Ltd.	517,503
157,396	Cockatoo Coal Ltd.(b)	27,292
119,759	Coffey International Ltd.(b)	44,049
13,803,659	Commonwealth Property Office Fund REIT	15,521,630
57,099	Consolidated Media Holdings Ltd.	203,417
104,296	Continental Coal Ltd.(b)	9,536
82,958	Cooper Energy Ltd.(b)	40,539
19,597	Credit Corp. Group Ltd.	133,864
119,112	Cromwell Property Group REIT	89,500
9,540	CSG Ltd.	7,269
207,624	CSR Ltd. - Placement Shares	271,648
4,990	Cudeco Ltd.(b)	17,462
220,336	Cue Energy Resources Ltd.(b)	37,048

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

AUSTRALIA (continued)
58,899	Dart Energy Ltd.(b)	$9,284
5,580	Data#3 Ltd.	6,920
1,121,070	David Jones Ltd.	2,874,630
47,635	Decmil Group Ltd.	130,655
232,983	Deep Yellow Ltd.(b)	9,549
7,518	Devine Ltd.	4,187
54,933	Discovery Metals Ltd.(b)	76,779
5,787	Domino’s Pizza Enterprises Ltd.	55,828
85,383	Downer EDI Ltd.(b)	271,878
6,112	Dragon Mining Ltd.(b)	4,368
46,652	Drillsearch Energy Ltd.(b)	56,625
6,864	Drillsearch Energy Ltd.(b)(c)(d)	8,331
165,923	DUET Group	362,685
139,247	DuluxGroup Ltd.	450,709
16,365	DWS Ltd.	26,657
97,688	Echo Entertainment Group Ltd.	429,118
224,451	Elders Ltd.(b)	54,251
303,779	Emeco Holdings Ltd.	242,622
30,518	Energy Resources of Australia Ltd.(b)	44,579
329,666	Energy World Corp. Ltd.(b)	164,561
27,744	Enero Group Ltd.(b)	15,161
267,782	Envestra Ltd.	242,013
57,717	Eservglobal Ltd.	11,524
20,763	Euroz Ltd.	21,383
85,900	Evolution Mining Ltd.(b)	139,921
22,514	Exco Resources Ltd.	3,431
1,074,060	Fairfax Media Ltd.	592,580
3,195	Fantastic Holdings Ltd.	7,588
146,707	FAR Ltd.(b)	7,709
16,371	Finbar Group Ltd.	17,978
172,674	FKP Property Group	68,048
27,266	Fleetwood Corp. Ltd.	375,077
25,840	Flight Centre Ltd.	576,503
260,540	Flinders Mines Ltd.(b)	30,118
1,523,144	Focus Minerals Ltd.(b)	56,023
13,085	Forge Group Ltd.	59,267
9,551	G.U.D. Holdings Ltd.	85,616
2,973	G8 Education Ltd.	2,999
17,506	Galaxy Resources Ltd.(b)	8,831
96,934	Gindalbie Metals Ltd.(b)	40,747
378,431	Goodman Fielder Ltd.	192,880
87,169	GrainCorp Ltd.	843,686
140,887	Grange Resources Ltd.	53,301
63,776	Great Southern Ltd.(b)(c)(d)	0
49,869	Greenland Minerals & Energy Ltd.(b)	20,701
46,399	Gryphon Minerals Ltd.(b)	33,157
81,204	Gujarat NRE Coking Coal Ltd.(b)	14,081
180,274	Gunns Ltd.(b)(c)(d)	30,312
68,071	GWA Group Ltd.	150,224
241,775	Harvey Norman Holdings Ltd.	508,160
2,523	Hastie Group Ltd.(b)(c)(d)	0
48,619	HFA Holdings Ltd.	36,532
817,532	Hillgrove Resources Ltd.(b)	62,717

Shares		Value

AUSTRALIA (continued)
27,615	Hills Holdings Ltd.	$31,052
234,388	Horizon Oil Ltd.(b)	67,737
123,936	iiNET Ltd.	423,292
93,035	Imdex Ltd.	153,988
48,706	IMF Australia Ltd.	77,801
65,287	Independence Group NL	214,749
88,665	Indophil Resources NL(b)	30,749
54,591	Industrea Ltd.	71,712
72,251	Infigen Energy(b)	17,084
157,616	Integra Mining Ltd.(b)	52,176
32,314	International Ferro Metals Ltd.(b)	6,840
89,852	Intrepid Mines Ltd.(b)	20,774
34,328	Invocare Ltd.	321,790
143,092	IOOF Holdings Ltd.	939,842
32,879	Iress Ltd.	231,501
12,036	Iron Ore Holdings Ltd.(b)	10,309
679	Ivanhoe Australia Ltd.(b)	307
35,560	JB Hi-Fi Ltd.	330,349
69,350	Jupiter Mines Ltd.(b)	12,390
7,671	Kagara Ltd.(b)(c)(d)	967
312,325	Kangaroo Resources Ltd.(b)	29,212
32,234	Kingsgate Consolidated Ltd.	137,531
28,356	Kingsrose Mining Ltd.	34,269
79,680	Leyshon Resources Ltd.(b)	15,910
45,576	Linc Energy Ltd.(b)	25,624
2,322	Lycopodium Ltd.	16,227
19,707	M2 Telecommunications Group Ltd.	67,100
201,460	Macmahon Holdings Ltd.	128,087
38,335	Macquarie Atlas Roads Group(b)	52,573
1,285	Macquarie Telecom Group Ltd.	12,086
35,929	Marengo Mining Ltd.(b)	4,531
16,698	McMillan Shakespeare Ltd.	207,942
36,485	McPherson’s Ltd.	66,331
48,410	Medusa Mining Ltd.	247,247
27,057	Melbourne IT Ltd.	50,613
117,075	Mermaid Marine Australia Ltd.	322,348
17,756	Mesoblast Ltd.(b)	117,369
110,197	Metals X Ltd.(b)	13,897
394,109	Metcash Ltd.	1,412,310
90,921	Metgasco Ltd.(b)	18,154
32,146	Mincor Resources NL	21,621
26,581	Mineral Deposits Ltd.(b)	127,658
19,752	Mineral Resources Ltd.	165,851
158,007	Mirabela Nickel Ltd.(b)	44,003
46,130	Molopo Energy Ltd.(b)	20,361
70,668	Moly Mines Ltd.(b)	10,026
462,008	Monadelphous Group Ltd.	10,564,956
59,782	Mortgage Choice Ltd.	91,096
203,090	Mount Gibson Iron Ltd.	203,822
75,821	Myer Holdings Ltd.	145,814
1,050	MyState Ltd.	3,663
79,446	Navitas Ltd.	323,939
60,102	Neon Energy Ltd.(b)	24,949

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

AUSTRALIA (continued)
114,404	New Guinea Energy Ltd.(b)	$4,929
128,661	New Hope Corp. Ltd.	550,301
690,623	Nexus Energy Ltd.(b)	97,979
122,821	NIB Holdings Ltd.	202,643
252,567	Nido Petroleum Ltd.(b)	9,821
69,743	Noble Mineral Resources Ltd.(b)	8,795
35,908	Norfolk Group Ltd.	38,490
13,388	Northern Iron Ltd.(b)	16,532
102,310	Northern Star Resources Ltd.(b)	94,615
78,103	Norton Gold Fields Ltd.(b)	21,751
123,430	NRW Holdings Ltd.	374,868
66,006	Nufarm Ltd.	379,429
5,579	Oakton Ltd.	7,123
122,869	OceanaGold Corp.(b)	258,517
53,779	Oilex Ltd.(b)(d)	4,691
9,121	OPUS Group Ltd.	5,080
5,532	Orocobre Ltd.(b)	9,592
4,066	OrotonGroup Ltd.	33,457
121,855	Otto Energy Ltd.(b)	10,757
98,996	OZ Minerals Ltd.	786,500
153,286	Pacific Brands Ltd.	83,765
191,151	Paladin Energy Ltd.(b)	235,029
229,815	PanAust Ltd.(b)	574,797
104,488	Panoramic Resources Ltd.	65,335
175,903	PaperlinX Ltd.(b)	9,243
5,565	Patties Foods Ltd.	9,357
55,050	Peet Ltd.	38,182
182,192	Perilya Ltd.(b)	48,823
3,388	Perpetual Ltd.	85,130
61,898	Perseus Mining Ltd.(b)	150,262
48,159	Platinum Asset Mangement Ltd.	183,714
67,411	Platinum Australia Ltd.(b)(c)(d)	4,746
139,305	PMP Ltd.	48,310
40,384	Premier Investments Ltd.	207,528
6,047	Prima Biomed Ltd.(b)	763
47,288	Primary Health Care Ltd.	150,078
25,653	Prime Media Group Ltd.	18,601
117,452	PrimeAg Australia Ltd.	131,453
59,530	Programmed Maintenance Services Ltd.	134,504
450,196	Qantas Airways Ltd.(b)	539,344
156,786	Ramelius Resources Ltd.(b)	82,383
17,881	RCR Tomlinson Ltd.	31,381
17,371	REA Group Ltd.	249,912
30,974	Reckon Ltd.	69,332
17,274	Red 5 Ltd.(b)	22,328
93,670	Red Fork Energy Ltd.(b)	73,828
21,888	Redflex Holdings Ltd.	47,154
8,531	Reece Australia Ltd.(c)	161,463
33,462	Reed Resources Ltd.(b)	6,330
31,163	Regional Express Holdings Ltd.	38,644
56,462	Regis Resources Ltd.(b)	269,384
9,792	Reject Shop Ltd. (The)	101,360
417,250	Resolute Mining Ltd.(b)	596,341
15,277	Resource and Investment NL(b)	4,736

Shares		Value

AUSTRALIA (continued)
85,881	Resource Generation Ltd.(b)	$21,660
22,430	Retail Food Group Ltd.	61,286
25,608	Rialto Energy Ltd.(b)	4,709
123,127	Ridley Corp. Ltd.	134,569
15,297	Robust Resources Ltd.(b)	12,539
156,453	Roc Oil Co. Ltd.(b)	46,036
105,284	SAI Global Ltd.	494,572
9,571	Salmat Ltd.	22,631
130,273	Samson Oil & Gas Ltd.(b)	7,119
18,074	Sandfire Resources NL(b)	133,907
156,455	Saracen Mineral Holdings Ltd.(b)	78,921
30,149	Sedgman Ltd.	46,416
21,571	Seek Ltd.	138,053
199,708	Senex Energy Ltd.(b)	129,071
16,377	Servcorp Ltd.	49,050
90,368	Service Stream Ltd.	37,512
42,058	Seven Group Holdings Ltd.	320,881
111,610	Sigma Pharmaceuticals Ltd.	70,961
15,184	Silex Systems Ltd.(b)	61,593
48,071	Silver Lake Resources Ltd.(b)	135,387
9,054	Sirtex Medical Ltd.	60,419
36,651	Skilled Group Ltd.	84,736
12,616	Slater & Gordon Ltd.	24,527
25,349	SMS Management & Technology Ltd.	152,376
57,203	Southern Cross Media Group Ltd.	70,935
564,987	SP AusNet	626,398
439,626	Spark Infrastructure Group	753,061
10,795	Specialty Fashion Group Ltd.(b)	5,672
324,205	St. Barbara Ltd.(b)	473,581
29,533	Starpharma Holdings Ltd.(b)	45,468
114,859	Straits Resources Ltd.(b)	13,881
137,375	STW Communications Group Ltd.	134,261
31,365	Sundance Energy Australia Ltd.(b)	13,844
322,878	Sundance Resources Ltd.(b)(d)	113,669
27,149	Sunland Group Ltd.(b)	25,107
65,953	Super Retail Group Ltd.	530,912
67,322	Swick Mining Services Ltd.	17,333
167,810	TABCORP Holdings Ltd.	573,140
10,623	Talent2 International Ltd.	8,596
31,512	Tanami Gold NL(b)	24,671
105,245	Tap Oil Ltd.(b)	70,232
54,903	Tassal Group Ltd.	72,987
743,111	Tatts Group Ltd.	2,264,702
15,839	Technology One Ltd.	20,806
297,045	Ten Network Holdings Ltd.	148,277
60,363	Texon Petroleum Ltd.(b)	30,132
69,352	TFS Corp. Ltd.	30,610
47,822	Thakral Holdings Group REIT	38,194
57,103	Thorn Group Ltd.	95,715
67,860	Tiger Resources Ltd.(b)	20,681
58,351	Toll Holdings Ltd.	246,510

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

AUSTRALIA (continued)
188,636	Toro Energy Ltd.(b)	$13,282
16,986	Tox Free Solutions Ltd.	44,626
126,484	TPG Telecom Ltd.	257,203
3,585,428	Transfield Services Ltd.(c)	6,951,791
372,223	Transpacific Industries Group Ltd.(b)	303,155
267,850	Treasury Wine Estates Ltd.	1,244,151
35,157	Troy Resources Ltd.	147,416
3,189	Trust Co. Ltd. (The)	17,728
26,635	UGL Ltd.	364,997
79,768	Unity Mining Ltd.(b)	8,802
144,020	UXC Ltd.	96,107
53,983	VDM Group Ltd.(b)	2,042
101,055	Venture Minerals Ltd.(b)	29,735
65,384	Village Roadshow Ltd.(c)	216,442
521,584	Virgin Australia Holdings Ltd.(b)	221,993
521,584	Virgin Australia Holdings Ltd.(b)(c)(d)	2,741
1,251	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	4,417
64,022	Washington H. Soul Pattinson & Co. Ltd.(c)	884,737
31,829	Watpac Ltd.	24,418
51,135	WDS Ltd.	25,794
7,324	Webjet Ltd	26,323
40,961	Western Areas NL	150,660
5,683	White Energy Co. Ltd.(b)	1,822
97,667	Whitehaven Coal Ltd.	376,681
46,555	WHK Group Ltd.	43,543
984	Wide Bay Australia Ltd.	7,114
12,401	Windimurra Vanadium Ltd.(b)(c)(d)	0
31,994	Wotif.com Holdings Ltd.	137,852
18,593	Yancoal Australia Ltd.(b)	48,457
18,593	Yancoal Australia Ltd.(b)	16,315
5,124	YTC Resources Ltd.(b)	1,023

		92,770,981

AUSTRIA — 0.2%
1,001	Agrana Beteiligungs AG(c)	112,054
6,370	AMS AG	518,708
26,522	Andritz AG	1,453,955
4,521	A-TEC Industries AG(b)(c)(d)	0
3,288	Austria Technologie & Systemtechnik AG	25,491
2,345	BWT AG	37,696
868	CA Immobilien Anlagen AG	8,597
5,957	CAT Oil AG	37,197
255	DO & CO Restaurants & Catering AG	9,946
8,152	EVN AG	101,105
2,705	Flughafen Wien AG	105,522
154,230	IMMOFINANZ AG	504,966
9,812	Intercell AG(b)	23,300
2,036	Kapsch TrafficCom AG	146,749
2,971	Lenzing AG	260,457

Shares		Value

AUSTRIA (continued)
2,509	Mayr Melnhof Karton AG	$220,974
902	Oberbank AG(c)	52,939
14,426	Oesterreichische Post AG	459,809
6,723	Palfinger AG	132,352
8,187	POLYTEC Holding AG	54,477
11,926	Raiffeisen Bank International AG	394,065
6,417	RHI AG	142,119
516	Rosenbauer International AG	25,138
2,148	S IMMO AG	11,838
4,944	Schoeller-Bleckmann Oilfield Equipment AG	416,147
4,742	Semperit AG Holding	161,035
27,419	Strabag SE	619,739
41,501	Telekom Austria AG	377,867
11,437	Uniqa Versicherungen AG(b)(c)	127,508
12,974	Vienna Insurance Group AG Wiener Versicherung Gruppe	505,238
98,464	Voestalpine AG	2,683,487
33,885	Wienerberger AG	285,592
1,597	Wolford AG	53,997
25,987	Zumtobel AG	279,617

		10,349,681

BAHAMAS — 0.0%
100	CIC Energy Corp.(b)	175
183	United International Enterprises	28,986

		29,161

BELGIUM — 0.2%
1,160	Ablynx NV(b)	4,039
15,584	Ackermans & Van Haaren NV	1,194,964
1,631	Aedifica REIT	100,139
719,378	Ageas	1,434,791
83,687	AGFA - Gevaert NV(b)	128,711
22,952	AGFA - Gevaert NV - VVPR Strip(b)(d)	28
7,223	Arseus NV	117,311
192	Atenor Group	6,851
41	Banque Nationale de Belgique	110,478
2,576	Barco NV	148,334
2,364	Cie d’Entreprises CFE	123,444
1,433	Cie Immobiliere de Belgique SA	44,961
407	Cie Maritime Belge SA	8,513
1,868	Cofinimmo REIT	202,834
265	Colruyt SA	12,045
19,625	Deceuninck NV(b)	25,596
12,200	Deceuninck NV- VVPR Strip(b)(c)(d)	15
25,842	Delhaize Group SA	925,427
959	Devgen(b)	9,912
59,424	Dexia SA(b)	16,085
10,786	D’ieteren SA NV	448,432
207	Duvel Moortgat SA	19,858
2,169	Econocom Group	45,235

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

BELGIUM (continued)
7,298	Elia System Operator SA NV	$290,307
1,538	Euronav NV(b)	9,840
1,006	EVS Broadcast Equipment SA	47,531
4,996	Exmar NV	35,530
1,779	Galapagos NV(b)	31,958
1,080	Intervest Offices & Warehouses REIT	26,311
1,440	Ion Beam Applications(b)	7,353
90	IRIS	3,102
9,443	KBC Groep NV	197,983
1,505	Kinepolis Group NV	129,623
8	Lotus Bakeries	5,020
1,467	Melexis NV	21,949
1,546	Mobistar SA	47,698
32,757	NV Bekaert SA	847,602
31,589	Nyrstar	152,049
15,645	Nyrstar - VVPR Strip(b)	38
26,826	Option NV(b)	10,562
1,265	RealDolmen NV SA(b)	26,802
5,474	Recticel SA	34,215
136	Retail Estates NV REIT	8,450
921	Roularta Media Group NV	15,706
5,564	Sioen Industries NV	32,861
2,739	Sipef NV	210,630
17,010	Telenet Group Holding NV	750,312
8,230	Tessenderlo Chemie NV	215,891
1,410	Tessenderlo Chemie NV - VVPR Strip(b)	208
3,085	ThromboGenics NV(b)	99,564
20,569	Umicore	912,361
1,563	Van De Velde NV	70,752
445	VPK Packaging Group	15,260
3,065	Warehouses De Pauw SCA REIT	154,619
460	Wereldhave Belgium NV REIT	44,826

		9,584,916

BERMUDA — 0.6%
21,552	Archer Ltd.(b)	38,080
200,000	Argo Group International Holdings Ltd.(c)	5,882,000
275,000	Aspen Insurance Holdings Ltd.	7,903,500
221,995	Catlin Group Ltd.	1,508,112
250,000	Endurance Specialty Holdings Ltd.	8,667,500
5,849	Frontline Ltd.	22,260
119,817	Golden Ocean Group Ltd.	89,452
191,809	Hiscox Ltd.	1,329,509
122,471	Lancashire Holdings Ltd.	1,503,477
30,201	Northern Offshore Ltd.	50,606
148,600	Wilson Sons Ltd. - BDR(c)	2,233,497

		29,227,993

BRAZIL — 0.9%
19,400	AES Tiete SA	232,228

Shares		Value

BRAZIL (continued)
31,800	AES Tiete SA - Preference Shares	$450,029
57,100	All America Latina Logistica SA	264,992
48,070	Alpargatas SA - Preference Shares	282,903
34,537	Amil Participacoes SA	332,359
1,912	Banco ABC Brasil SA(b)(c)(d)	9,816
53,700	Banco ABC Brasil SA - Preference Shares	275,680
25,800	Banco Daycoval SA - Preference Shares	120,363
109,290	Banco do Estado do Rio Grande do Sul - Class B, Preference Shares	866,661
21,922	Banco Pine SA - Preference Shares	140,142
16,200	Banco Sofisa SA - Preference Shares	23,954
8,200	Bematech SA	15,046
2,229	BHG SA - Brazil Hospitality Group(b)	21,124
108,692	BR Malls Participacoes SA	1,271,397
31,300	Brasil Brokers Participacoes SA	96,839
144,318	Braskem SA - Class A, Preference Shares	876,810
220,000	Brazil Pharma SA	1,278,645
78,570	Brookfield Incorporacoes SA	119,243
20,000	CCX Carvao da Colombia SA(b)	41,480
5,700	Centrais Eletricas de Santa Catarina SA - Preference Shares	106,812
15,962	CETIP SA - Mercados Organizados	201,200
6,300	Cia de Gas de Sao Paulo - Class A, Preference Shares	133,889
299,800	Cia de Locacao das Americas(c)	1,142,611
32,800	Cia de Saneamento Basico do Estado de Sao Paulo	1,382,459
16,400	Cia de Saneamento de Minas Gerais	401,117
5,300	Cia de Saneamento do Parana - Preference Shares	20,174
8,500	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	240,084
46,400	Cia Energetica de Sao Paulo - Class B, Preference Shares	844,357
5,950	Cia Energetica do Ceara - Class A, Preference Shares	111,526
26,208	Cia Ferro Ligas da Bahia-Ferbasa - Preference Shares	148,229
29,100	Cia Hering	577,967
27,800	Cia Paranaense de Energia - Class B, Preference Shares	563,950
18,300	Cia Providencia Industria e Comercio SA	53,850

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

BRAZIL (continued)
13,000	Contax Participacoes SA - Preference Shares	$132,906
113,684	Cosan SA Industria e Comercio	1,727,562
11,750	Cremer SA	88,303
9,600	CSU Cardsystem SA	18,645
36,240	Cyrela Brazil Realty SA Empreendimentos e Participacoes	265,274
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	5,270
104,500	Diagnosticos da America SA	588,488
4,252	Direcional Engenharia SA	20,023
186,760	Duratex SA	1,089,099
69,600	EDP - Energias do Brasil SA	460,898
21,180	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Preference Shares	201,237
390,320	Embraer SA	2,487,595
13,600	Equatorial Energia SA	101,675
3,000	Estacio Participacoes SA	36,907
40,293	Eternit SA	210,982
6,836	Eucatex SA Industria e Comercio - Preference Shares(b)	21,684
69,100	Even Construtora e Incorporadora SA	219,520
30,500	Ez Tec Empreendimentos e Participacoes SA	323,724
2,900	Fertilizantes Heringer SA(b)	21,780
4,723	Fibria Celulose SA(b)	35,955
148,400	Fleury SA	1,567,861
2,185	Forjas Taurus SA	2,890
8,937	Forjas Taurus SA - Preference Shares	11,514
67,000	Gafisa SA(b)	83,375
18,200	General Shopping Brasil SA(b)	78,957
11,500	Gol-Linhas Aereas Inteligentes SA - Preference Shares(b)	54,099
50,800	Grendene SA	287,070
3,200	Guararapes Confeccoes SA	134,624
49,800	Helbor Empreendimentos SA	220,907
33,900	IdeiasNet SA(b)	28,454
19,200	Iguatemi Empresa de Shopping Centers SA	408,979
24,400	Industrias Romi SA	64,179
1,100	Inepar SA Industria e Construcoes(b)	1,224
4,170	Iochpe-Maxion SA	45,216
51,534	JHSF Participacoes SA	156,171
432,700	JSL SA(c)	2,153,787
413,900	Klabin SA - Preference Shares	1,825,911
2,037	Kroton Educacional SA(b)(c)(d)	1,988
357	Kroton Educacional SA - Preference Shares(b)(c)(d)	355
22,456	Kroton Educacional SA - Units(b)	339,711

Shares		Value

BRAZIL (continued)
19,000	Light SA	$234,579
31,500	Localiza Rent a Car SA	508,808
36,310	Log-In Logistica Intermodal SA(b)	112,871
38,958	Lojas Americanas SA	256,081
68,655	Lojas Americanas SA - Preference Shares	485,127
20,000	Lojas Renner SA	595,061
7,900	LPS Brasil Consultoria de Imoveis SA	138,400
8,300	M Dias Branco SA	232,896
15,048	Magnesita Refratarios SA	44,280
206,700	Mahle-Metal Leve SA Industria e Comercio	2,238,275
113,290	Marcopolo SA - Preference Shares	558,378
13,800	Marisa Lojas SA	151,321
800	Metalfrio Solutions SA(b)	1,370
5,300	Mills Estruturas e Servicos de Engenharia SA	72,108
20,000	MPX Energia SA(b)	326,859
10,120	MRV Engenharia e Participacoes SA	55,558
30,150	Multiplan Empreendimentos Imobiliarios SA	758,458
3,300	Multiplus SA	79,778
60,500	Obrascon Huarte Lain Brasil SA	521,389
80,100	Odontoprev SA	386,585
15,000	OSX Brasil SA(b)	87,839
16,300	Parana Banco SA - Preference Shares	101,815
55,429	Paranapanema SA(b)	61,942
78,052	PDG Realty SA Empreendimentos e Participacoes	132,169
17,500	Plascar Participacoes Industriais SA	6,917
42,500	Porto Seguro SA	367,509
19,150	Positivo Informatica SA(b)	50,557
4,600	Profarma Distribuidora de Produtos Farmaceuticos SA	24,558
38,309	Raia Drogasil SA	430,350
57,450	Randon Participacoes SA - Preference Shares	253,720
32,000	Redecard SA	516,104
20,100	Restoque Comercio e Confeccoes de Roupas SA	103,972
14,700	Rodobens Negocios Imobiliarios SA	69,942
60,200	Rossi Residencial SA	138,073
22,050	Santos Brasil Participacoes SA - Units	344,222
34,100	Sao Martinho SA	366,094
13,175	Saraiva SA Livreiros Editores - Preference Shares	128,394
16,900	SLC Agricola SA	186,797
134,800	Sonae Sierra Brasil SA(c)	1,858,335

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

BRAZIL (continued)
17,700	Springs Global Participacoes SA(b)	$22,803
96,313	Sul America SA - Units	583,274
64,553	Suzano Papel e Celulose SA - Preference Shares	126,951
63,300	Tecnisa SA	225,498
2,800	Tempo Participacoes SA	5,069
8,800	Tereos Internacional SA	11,423
31,000	Totvs SA	570,320
5,500	TPI - Triunfo Participacoes e Investimentos SA	21,472
2,400	Transmissora Alianca de Energia Eletrica SA - Units	83,611
72	Unipar Participacoes SA - Class B, Preference Shares(b)	9
18,303	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	286,174
24,860	Viver Incorporadora e Construtora SA(b)	17,833
81,000	WEG SA	741,143

		43,855,806

CANADA — 2.4%
19,558	5N Plus, Inc.(b)	40,175
3,613	Aastra Technologies Ltd.	61,246
15,424	Aberdeen International, Inc.	6,152
6,775	Absolute Software Corp.(b)	33,711
69,470	Advantage Oil & Gas Ltd.(b)	272,241
21,938	Aecon Group, Inc.	263,383
2,700	AG Growth International, Inc.	88,847
48,633	AGF Management Ltd. - Class B	577,089
91,000	Aimia, Inc. - Units	1,210,490
14,401	Ainsworth Lumber Co. Ltd.(b)	27,571
19,104	Air Canada - Class A(b)	21,717
1,100	Akita Drilling Ltd. - Class A	11,078
22,400	Alamos Gold, Inc.	351,127
10,895	Alexco Resource Corp.(b)	44,868
588	Algoma Central Corp.	67,721
108,142	Algonquin Power & Utilities Corp.	711,709
6,088	Alliance Grain Traders, Inc.	84,808
43,254	AltaGas Ltd.	1,345,690
10,000	Alterra Power Corp.(b)	4,537
7,748	Altius Minerals Corp.(b)	88,462
11,700	Altus Group Ltd.	95,551
80,500	Amerigo Resources Ltd.	44,952
39,396	Anderson Energy Ltd.(b)	12,178
27,297	Angle Energy, Inc.(b)	100,167
48,625	Antrim Energy, Inc.(b)	30,547
29,600	Arsenal Energy, Inc.(b)	12,397
11,000	Astral Media, Inc. - Class A	539,443
13,400	Atco Ltd. - Class I	984,773
15,436	Atrium Innovations, Inc.(b)	175,009
22,663	ATS Automation Tooling Systems, Inc.(b)	184,405

Shares		Value

CANADA (continued)
12,274	Aura Minerals, Inc.(b)	$5,752
121,697	AuRico Gold, Inc.(b)	789,996
29,800	Aurizon Mines Ltd.(b)	132,233
1,900	AutoCanada, Inc.	26,505
31,292	Avalon Rare Metals, Inc.(b)	47,117
24,891	AvenEx Energy Corp.	73,964
78,755	Avion Gold Corp.(b)	39,266
113,200	B2Gold Corp.(b)	363,468
800	Badger Daylighting Ltd.	20,190
46,861	Ballard Power Systems, Inc.(b)	48,597
61,339	Bankers Petroleum Ltd.(b)	148,630
39,200	Bellatrix Exploration Ltd.(b)	141,110
800	Bengal Energy Ltd.(b)	622
39,800	Birchcliff Energy Ltd.(b)	276,618
300	Bird Construction, Inc.	4,107
15,938	Black Diamond Group Ltd.	343,759
117,200	BlackPearl Resources, Inc.(b)	352,938
3,240	BMTC Group, Inc. - Class A	58,154
10,100	Boardwalk Real Estate Investment Trust	644,563
31,348	Bonavista Energy Corp.	569,850
1,300	Bonterra Energy Corp.	60,641
11,570	Boralex, Inc. - Class A(b)	100,834
9,700	Brick Ltd. (The)(b)	38,690
72,611	Brigus Gold Corp.(b)	58,648
100	Brookfield Real Estate Services, Inc.	1,187
200	Brookfield Residential Properties, Inc.(b)	2,254
4,500	Burcon NutraScience Corp.(b)	23,333
5,000	C&C Energia Ltd.(b)	31,361
47,567	CAE, Inc.	479,536
8,196	Calfrac Well Services Ltd.	193,693
500	Calian Technologies Ltd.	10,420
17,900	Calloway Real Estate Investment Trust	527,442
24,934	Calvalley Petroleum, Inc. - Class A(b)	61,412
37,621	Canaccord Financial, Inc.	172,565
3,638	Canaccord Financial, Inc. - CDI	17,111
60,307	Canacol Energy Ltd.(b)	27,362
4,100	Canada Bread Co. Ltd.(c)	176,821
18,000	Canadian Apartment Properties REIT	441,362
16,500	Canadian Energy Services & Technology Corp.	173,251
3,627	Canadian Helicopters Group, Inc.	106,765
14,224	Canadian Real Estate Investment Trust	597,696
84,813	Canadian Western Bank	2,221,706
25,328	Canadian Zinc Corp.(b)	10,102
20,232	Canam Group, Inc. - Class A	92,803
22,100	Canexus Corp.	173,653
44,643	Canfor Corp.(b)	527,516
1,555	Canfor Pulp Products, Inc.	13,335
5,200	Cangene Corp.(b)	8,089

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

CANADA (continued)
16,000	CanWel Building Materials Group Ltd.	$35,100
6,088	Canyon Services Group, Inc.	59,979
7,707	Capital Power Corp.	165,383
32,507	Capstone Infrastructure Corp.	143,597
134,662	Capstone Mining Corp.(b)	302,128
26,442	Cardero Resource Corp.(b)	23,467
100	Cargojet, Inc.	673
53,503	Carpathian Gold, Inc.(b)	14,405
28,700	Cascades, Inc.	136,224
9,900	Cash Store Financial Services, Inc. (The)	58,935
9,078	Cathedral Energy Services Ltd.	51,598
16,407	CCL Industries, Inc. - Class B	566,887
87,500	Celestica, Inc.(b)	666,600
33,100	Celtic Exploration Ltd.(b)	577,934
32,209	Centerra Gold, Inc.	231,567
31,278	Cequence Energy Ltd.(b)	45,224
8,900	Chartwell Seniors Housing Real Estate Investment Trust	89,102
59,705	China Gold International Resources Corp. Ltd.(b)	138,122
6,908	Chinook Energy, Inc.(b)	10,815
2,561	Chorus Aviation, Inc.	8,402
6,461	Churchill Corp. (The) - Class A	53,216
28,912	Cineplex, Inc.	864,895
141,325	Claude Resources, Inc.(b)	98,646
7,453	CML HealthCare, Inc.	69,710
6,800	Coastal Contacts, Inc.(b)	24,410
9,100	Cogeco Cable, Inc.	328,302
4,665	Cogeco, Inc.	146,623
7,951	Colabor Group, Inc.	65,568
28,143	COM DEV International Ltd.(b)	86,715
12,775	Cominar Real Estate Investment Trust	313,245
500	Compton Petroleum Corp.(b)	618
10,200	Computer Modelling Group Ltd.	187,960
213,762	Connacher Oil and Gas Ltd.(b)	103,380
1,907	Constellation Software, Inc.	175,877
5,700	Contrans Group, Inc. - Class A	49,733
13,103	Copper Mountain Mining Corp.(b)	42,202
4,700	Corby Distilleries Ltd. - Class A	79,204
24,530	Corridor Resources, Inc.(b)	20,547
61,448	Corus Entertainment, Inc. - Class B	1,390,293
36,243	Cott Corp.(b)	307,190
39,845	Crew Energy, Inc.(b)	274,944
14,236	Crocotta Energy, Inc.(b)	38,754
9,434	Crown Point Ventures Ltd.(b)	3,763
18,511	Davis & Henderson Corp.	336,866
19,795	DeeThree Exploration Ltd.(b)	83,890
82,138	Delphi Energy Corp.(b)	116,304
123,700	Denison Mines Corp.(b)	166,520
17,700	Descartes Systems Group, Inc. (The)(b)	147,375

Shares		Value

CANADA (continued)
7,343	DHX Media Ltd.(b)	$8,347
1,159	DirectCash Payments, Inc.	26,997
30,931	Dollarama, Inc.	1,927,694
12,100	Dorel Industries, Inc. - Class B	336,631
16,835	DragonWave, Inc.(b)	38,610
44,400	Duluth Metals Ltd.(b)	88,548
35,286	Dundee Precious Metals, Inc.(b)	274,800
8,500	Dundee Real Estate Investment Trust	325,727
11,964	Dynasty Metals & Mining, Inc.(b)	18,491
276,953	Eastern Platinum Ltd.(b)	53,852
9,705	Eastmain Resources, Inc.(b)	8,129
141	E-L Financial Corp. Ltd.	56,943
4,344	Electrovaya, Inc.(b)	1,863
9,917	Emera, Inc.	349,273
16,750	Empire Co. Ltd. - Class A	953,540
8,287	Enbridge Income Fund Holdings, Inc.	192,704
9,981	Endeavour Silver Corp.(b)	79,820
8,281	Enerflex Ltd.	94,878
136,814	Energy Fuels, Inc.(b)	32,742
45,251	Enerplus Corp.	635,775
600	Enghouse Systems Ltd.	8,215
52,616	Ensign Energy Services, Inc.	774,930
29,186	Epsilon Energy Ltd.(b)	59,079
9,245	Equal Energy Ltd.(b)	29,131
5,842	Equitable Group, Inc.	153,208
51,813	Essential Energy Services Trust(b)	110,048
1,100	Evertz Technologies Ltd.	13,875
49,500	Excellon Resources, Inc.(b)	26,160
2,152	Exchange Income Corp.	55,257
2,600	Exco Technologies Ltd.	12,963
18,409	EXFO, Inc.(b)	87,194
10,300	Extendicare, Inc. REIT	78,776
29,941	Fairborne Energy Ltd.(b)	55,233
64,225	Finning International, Inc.	1,475,539
553	Firm Capital Mortgage Investment Corp.	7,279
4,391	First Capital Realty, Inc.	81,309
30,350	First Majestic Silver Corp.(b)	492,694
2,412	First National Financial Corp.	40,527
67,250	First Nickel, Inc.(b)	4,694
9,700	FirstService Corp.(b)	259,511
14,204	Formation Metals, Inc.(b)	5,028
6,417	Fortress Paper Ltd. - Class A(b)	91,054
57,167	Fortuna Silver Mines, Inc.(b)	216,047
17,852	Fortune Minerals Ltd.(b)	10,147
200	Gamehost, Inc.	2,543
15,500	Garda World Security Corp. - Class A(b)	134,312
18,685	Genworth MI Canada, Inc.	316,370
5,994	Gibson Energy, Inc.	124,022
57,000	Gildan Activewear, Inc.	1,607,379

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

CANADA (continued)
2,500	Glentel, Inc.	$27,048
2,859	GLG Life Tech Corp.(b)(c)(d)	1,882
4,565	Gluskin Sheff & Associates, Inc.	65,777
10,721	GLV, Inc. - Class A(b)	19,350
18,000	GMP Capital, Inc.	86,693
4,500	Goldgroup Mining, Inc.(b)	2,288
95,570	Gran Tierra Energy, Inc.(b)	437,420
6,236	Granite Real Estate, Inc.	222,614
53,752	Great Canadian Gaming Corp.(b)	526,881
61,578	Great Panther Silver Ltd.(b)	100,701
6,784	Guardian Capital Group Ltd. - Class A	63,250
51,342	Guide Exploration Ltd.(b)	116,727
16,800	Guyana Goldfields, Inc.(b)	37,190
2,034	Hanfeng Evergreen, Inc.(b)	3,752
20,285	Harry Winston Diamond Corp.(b)	262,956
22,860	Hemisphere GPS, Inc.(b)	15,501
3,500	Heroux-Devtek, Inc.(b)	39,089
670	High Liner Foods, Inc.	12,994
245,570	High River Gold Mines Ltd.(b)	347,718
13,900	Home Capital Group, Inc.	628,712
27,827	Horizon North Logistics, Inc.	169,262
74,700	HudBay Minerals, Inc.	630,911
4,936	IBI Group, Inc.	49,023
7,800	Imax Corp.(b)	172,823
38,486	Imperial Metals Corp.(b)	322,747
3,907	Imris, Inc.(b)	13,636
3,161	Indigo Books & Music, Inc.	23,766
39,500	Industrial Alliance Insurance and Financial Services, Inc.	880,316
22,600	Inmet Mining Corp.	898,952
17,479	Innergex Renewable Energy, Inc.	189,282
7,700	InnVest Real Estate Investment Trust	39,773
7,700	Inter-Citic Minerals, Inc.(b)	11,594
18,970	International Forest Products Ltd. - Class A(b)	98,364
7,748	International Tower Hill Mines Ltd.(b)	19,701
25,626	Intertape Polymer Group, Inc.(b)	217,202
9,642	Ithaca Energy, Inc.(b)	18,748
57,067	Ivanhoe Energy, Inc.(b)	36,988
18,561	Ivernia, Inc.(b)	2,406
22,616	Jean Coutu Group PJC, Inc. (The) Class A	324,519
16,185	Just Energy Group, Inc.	179,143
318,486	Katanga Mining Ltd.(b)	158,790
1,300	K-Bro Linen, Inc.	33,211
7,319	Keegan Resources, Inc.(b)	22,405
25,539	Keyera Corp.	1,152,865
13,811	Killam Properties, Inc.	179,721
4,436	Kingsway Financial Services, Inc.(b)	10,395

Shares		Value

CANADA (continued)
11,000	Kirkland Lake Gold, Inc.(b)	$128,115
25,200	La Mancha Resources, Inc.(b)	86,442
99,844	Lake Shore Gold Corp.(b)	102,547
13,254	Laramide Resources Ltd.(b)	11,234
15,057	Laurentian Bank of Canada	713,926
1,200	Le Chateau, Inc. - Class A	2,561
59,448	Legacy Oil & Gas, Inc.(b)	383,535
8,682	Leisureworld Senior Care Corp.	101,983
13,400	Leon’s Furniture Ltd.(c)	157,671
21,760	Linamar Corp.	438,520
7,520	Liquor Stores NA Ltd.	146,223
226,995	Lundin Mining Corp.(b)	971,041
17,647	MacDonald Dettwiler & Associates Ltd.	966,947
8,630	MAG Silver Corp.(b)	79,342
500	Mainstreet Equity Corp.(b)	15,795
34,300	Major Drilling Group International	347,840
11,156	Manitoba Telecom Services, Inc.	379,117
22,964	Maple Leaf Foods, Inc.	228,987
27,098	Martinrea International, Inc.(b)	221,572
3,900	MBAC Fertilizer Corp.(b)	10,889
1,350	MEGA Brands, Inc.(b)	9,544
22,931	Mega Uranium Ltd.(b)	4,916
1,400	Melcor Developments Ltd.	22,155
38,791	Mercator Minerals Ltd.(b)	21,274
29,200	Methanex Corp.	801,591
13,800	Migao Corp.(b)	39,769
70,069	Minera Andes Acquisition Corp.(b)	209,610
10,731	Miranda Technologies, Inc.(b)	181,909
4,631	Mood Media Corp.(b)	12,838
208,102	Morguard Real Estate Investment Trust(c)	3,766,317
14,987	Morneau Shepell, Inc.	184,265
44,077	Mullen Group Ltd.	966,938
43,488	Newalta Corp.	539,453
22,900	NGEx Resources, Inc.(b)	38,819
4,978	Niko Resources Ltd.	85,428
7,923	Norbord, Inc.(b)	110,370
40,761	Nordion, Inc.	384,910
3,099	North American Energy Partners, Inc.(b)	8,251
26,421	North American Palladium Ltd.(b)	44,525
15,831	North West Co. Inc., (The) - Units	340,504
10,624	Northern Dynasty Minerals Ltd.(b)	24,895
179,600	Northern Property Real Estate Investment Trust - Units(c)	5,952,938
11,568	Northland Power, Inc.	213,054
9,813	NorthWest Healthcare Properties Real Estate Investment Trust	131,218
3,650	NovaCopper, Inc.(b)	6,588

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

CANADA (continued)
21,900	Novagold Resources, Inc.(b)	$88,225
38,901	NuVista Energy Ltd.(b)	175,333
8,300	Oncolytics Biotech, Inc.(b)	27,064
25,600	Onex Corp.	974,375
29,780	Open Range Energy Corp.(b)	44,246
12,600	Open Text Corp.(b)(e)	569,284
1,052	Open Text Corp.(b)(e)	47,340
35,400	Oromin Explorations Ltd.(b)	18,356
57,165	Orvana Minerals Corp.(b)	54,152
28,400	Osisko Mining Corp.(b)	242,696
1,100	Pace Oil and Gas Ltd.(b)	3,269
6,230	Paladin Labs, Inc.(b)	308,130
59,468	Pan American Silver Corp.	890,078
18,300	Paramount Resources Ltd. - Class A(b)	493,061
19,599	Parex Resources, Inc.(b)	94,003
3,788	Parkland Fuel Corp.	56,016
715,771	Pason Systems, Inc.(c)	10,377,734
9,775	Patheon, Inc.(b)	24,855
189,613	Pengrowth Energy Corp.	1,208,184
19,769	Peregrine Diamonds Ltd.(b)	9,068
780	Perpetual Energy, Inc.	980
9,000	Petaquilla Minerals Ltd.(b)	3,365
36,801	PetroBakken Energy Ltd. - Class A	456,870
46,632	Petrobank Energy & Resources Ltd.(b)	541,719
27,400	Peyto Exploration & Development Corp.	584,694
113,000	Phoscan Chemical Corp.(b)	30,987
2,107	PHX Energy Services Corp.	17,333
2,100	Points International Ltd.(b)	26,259
26,322	Poseidon Concepts Corp.	364,836
84,253	Precision Drilling Corp.(b)(e)	670,428
489	Precision Drilling Corp.(b)(e)	3,907
13,536	Premium Brands Holdings Corp.	245,250
20,230	Primero Mining Corp.(b)	69,797
92,400	Progress Energy Resources Corp.	2,097,047
816	Progressive Waste Solutions Ltd.	16,320
29,060	Progressive Waste Solutions Ltd. - Placement Shares	582,446
20,867	Pulse Seismic, Inc.	46,401
2,400	Pure Energy Services Ltd.	18,308
9,975	QLT, Inc.(b)	83,850
13,700	Quebecor, Inc. - Class B	482,509
9,000	Queenston Mining, Inc.(b)	29,616
52,100	Questerre Energy Corp. - Class A(b)	35,847
2,000	Reitmans (Canada) Ltd.	24,590
16,700	Reitmans (Canada) Ltd. - Class A	199,830
72,307	Research In Motion Ltd.(b)	517,689
241	Resolute Forest Products(b)	2,218
4,400	Richelieu Hardware Ltd.	153,518

Shares		Value

CANADA (continued)
12,800	Richmont Mines, Inc.(b)	$45,183
4,375	Ritchie Bros. Auctioneers, Inc.	92,530
42,232	RMP Energy, Inc.(b)	76,223
3,231	Rock Energy, Inc.(b)	3,641
4,730	Rocky Mountain Dealerships, Inc.	51,410
20,712	Rogers Sugar, Inc.	131,974
58,461	RONA, Inc.	786,981
60,389	Russel Metals, Inc.	1,553,006
14,890	Sabina Gold & Silver Corp.(b)	34,595
19,384	San Gold Corp.(b)	17,783
188,000	Sandvine Corp.(b)	217,460
39,981	Savanna Energy Services Corp.	301,397
75,011	Scorpio Mining Corp.(b)	39,643
9,506	Secure Energy Services, Inc.(b)	79,434
44,500	SEMAFO, Inc.	140,220
26,812	ShawCor Ltd. - Class A	946,715
149,700	Sherritt International Corp.	665,765
12,185	Sierra Wireless, Inc.(b)	114,821
29,300	Silver Standard Resources, Inc.(b)	374,266
1,637	Softchoice Corp.(b)	19,915
10,293	Sonde Resources Corp.(b)	17,654
120,726	Southern Pacific Resource Corp.(b)	168,536
11,543	SouthGobi Resources Ltd.(b)	45,350
56,399	Sprott Resource Corp.(b)	223,830
55,970	Sprott Resource Lending Corp.	78,135
9,346	Sprott, Inc.	46,597
29,600	St. Andrew Goldfields Ltd.(b)	11,216
10,542	Stantec, Inc.	302,852
1,490	Stella-Jones, Inc.	82,460
16,685	Stornoway Diamond Corp.(b)	11,646
2,400	Strad Energy Services Ltd.	10,626
26,948	Student Transportation, Inc.	169,021
19,100	Sulliden Gold Corp. Ltd.(b)	19,046
19,146	SunOpta, Inc.(b)(c)	101,185
13,000	Superior Plus Corp.	95,408
21,573	Surge Energy, Inc.(b)	150,367
1,700	TAG Oil Ltd.(b)	11,883
1,100	Tanzanian Royalty Exploration Corp.(b)	4,662
83,489	Taseko Mines Ltd.(b)	211,459
17,938	Tembec, Inc.(b)	38,994
13,676	Teranga Gold Corp.(b)	22,501
45,730	Teranga Gold Corp. - CDI(b)	80,496
11,000	Terra Energy Corp.(b)	3,729
16,500	Timmins Gold Corp.(b)	29,287
11,300	TMX Group, Inc.	557,760
46,421	Torex Gold Resources, Inc.(b)	90,264
24,278	Toromont Industries Ltd.	504,758
27,765	Torstar Corp. - Class B	251,943
22,950	Total Energy Services, Inc.	324,964
9,400	Tourmaline Oil Corp.(b)	272,294
104,000	TransAlta Corp.	1,622,975
27,284	Transcontinental, Inc. - Class A	264,447

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

CANADA (continued)
69,874	TransForce, Inc.	$1,238,829
33,900	TransGlobe Energy Corp.(b)	325,867
33,600	Trican Well Service Ltd.	403,394
20,400	Trilogy Energy Corp.	494,108
55,100	Trinidad Drilling Ltd.	319,771
38,000	Tuscany International Drilling, Inc.(b)	12,315
66,765	Twin Butte Energy Ltd.	165,772
24,940	Uex Corp.(b)	16,662
8,141	Uni-Select, Inc.	223,322
198,200	Uranium One, Inc.(b)	452,588
4,141	Valener, Inc.	65,613
91,129	Veresen, Inc.	1,169,497
7,536	Vermilion Energy, Inc.	351,284
25,860	Vero Energy, Inc.	50,284
7,539	Virginia Mines, Inc.(b)	66,906
171,501	Viterra, Inc.	2,746,479
1,300	Wajax Corp.	62,845
32,261	Wesdome Gold Mines Ltd.(b)	27,666
11,176	West Fraser Timber Co. Ltd.	591,759
500	Western Energy Services Corp.(b)	3,511
31,338	Western Forest Products, Inc.(b)	29,686
5,900	Westfire Energy Ltd.(b)	26,710
6,300	Westjet Airlines Ltd.	100,953
14,904	Westport Innovations, Inc.(b)	561,473
28,791	Whitecap Resources, Inc.(b)	200,964
48,887	Wi-Lan, Inc.	248,128
11,548	Winpak Ltd.	180,788
12,846	Winstar Resources Ltd.(b)	35,226
1,816	Xtreme Drilling and Coil Services Corp.(b)	3,007
9,672	YM Biosciences, Inc.(b)	19,675
189,997	Yukon-Nevada Gold Corp.(b)	57,784
10,676	Zargon Oil & Gas Ltd.	82,078

		112,007,637

CAYMAN ISLANDS — 0.0%
30,404	Endeavour Mining Corp.(b)	71,550

CHILE — 0.2%
424,224	AES Gener SA	230,676
487,853	Aguas Andinas SA - Class A	322,362
164,971	Banmedica SA	281,594
114,351	Besalco SA	193,645
17,632	Cementos BIO BIO SA(b)	25,932
35,269	Cia Cervecerias Unidas SA	466,113
43,481	Cia General de Electricidad SA	190,947
18,733	Cia Sud Americana de Vapores SA(b)	2,289
924,504	Colbun SA(b)	257,578
50,487,302	CorpBanca SA	630,634
17,867	Cristalerias de Chile SA	136,940
114,370	E.CL SA	258,236
18,878	Embotelladora Andina SA - Class A, Preference Shares	87,987

Shares		Value

CHILE (continued)
31,462	Embotelladora Andina SA - Class B, Preference Shares	$182,483
32,067	Empresa Nacional de Telecom Chile SA	630,579
21,705	Empresas Hites SA	14,388
1,299,287	Empresas Iansa SA	103,889
79,638	Empresas La Polar SA(b)	40,582
20,702	Forus SA	85,767
12,790	Gasco SA	90,082
448,016	Inversiones Aguas Metropolitanas SA	815,756
9,900	Latam Airlines Group SA - BDR(b)	241,558
535,964	Madeco SA	21,105
880,181	Masisa SA	85,693
952	Molibdenos y Metales SA	15,776
134,264	Multiexport Foods SA	33,653
97,068	Parque Arauco SA	183,982
86,572	PAZ Corp. SA	41,067
163,857	Ripley Corp. SA	145,952
58,002	Salfacorp SA	106,692
152,959	Sigdo Koppers SA	367,862
20,922	Sociedad Matriz SAAM SA	2,319
353,128	Socovesa SA	147,761
134,117	Sonda SA	401,726
235,571	Vina Concha y Toro SA	461,138
853,398	Vina San Pedro Tarapaca SA	5,215

		7,309,958

CHINA — 0.8%
1,618,000	AAC Technologies Holdings, Inc.	4,725,869
198,000	Agile Property Holdings Ltd.	235,669
350,000	Airtac International Group	1,773,777
318,000	Angang Steel Co. Ltd. - H Shares(b)	164,030
2,236,000	Anhui Expressway Co. Ltd. - H Shares(c)	1,003,428
32,000	Anhui Tianda Oil Pipe Co. Ltd. - H Shares	4,250
41,000	Anta Sports Products Ltd.	22,999
564,000	Anton Oilfield Services Group	112,004
639,000	Asia Cement China Holdings Corp.	257,093
96,000	Aupu Group Holding Co. Ltd.	6,933
196,000	AviChina Industry & Technology Co. - H Shares	59,143
116,000	Baoye Group Co. Ltd. - H Shares	59,386
308,000	Beijing Capital International Airport Co. Ltd. - H Shares	210,505
374,000	Beijing Capital Land Ltd. - H Shares	114,785
33,000	Beijing Jingkelong Co. Ltd. - H Shares	22,384
274,000	Beijing North Star Co. Ltd. - H Shares	49,467

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

CHINA (continued)
311,000	Besunyen Holdings Co. Ltd.(b)	$27,271
17,000	Byd Co. Ltd. - H Shares(b)	29,025
247,500	BYD Electronic International Co. Ltd.	49,151
98,000	Catic Shenzhen Holdings Ltd. - H Shares	36,270
10,000	Changshouhua Food Co. Ltd.	5,029
321,000	China Aoyuan Property Group Ltd.	41,808
83,000	China Automation Group Ltd.	14,877
410,857	China BlueChemical Ltd. - H Shares	270,207
390,000	China Communications Services Corp. Ltd. - H Shares	200,162
315,500	China COSCO Holdings Co. Ltd. - H Shares(b)	131,006
121,000	China Datang Corp.Renewable Power Co. Ltd.(b)	13,887
954,000	China Dongxiang Group Co.	75,044
22,000	China Eastern Airlines Corp. Ltd. - H Shares(b)	7,688
181,500	China Huiyuan Juice Group Ltd.(b)	60,151
251,000	China ITS Holdings Co. Ltd.(b)	32,691
111,000	China Longyuan Power Group Corp. - H Shares	71,569
135,000	China Medical System Holdings Ltd.	66,850
80,000	China Modern Dairy Holdings Ltd.(b)	21,252
272,678	China Molybdenum Co. Ltd. - H Shares(b)	101,269
1,200,084	China National Building Material Co. Ltd. - H Shares	1,174,596
286,000	China National Materials Co. Ltd. - H Shares	69,336
152,000	China Nickel Resources Holding Co. Ltd.(b)	10,585
176,000	China Qinfa Group Ltd.(b)	18,157
296,000	China Rare Earth Holdings Ltd.	62,981
530,500	China Rongsheng Heavy Industries Group Holdings Ltd.	73,199
260,000	China SCE Property Holdings Ltd.	60,350
491,488	China Shanshui Cement Group Ltd.	279,503
246,000	China Shineway Pharmaceutical Group Ltd.	349,584
561,093	China Shipping Container Lines Co. Ltd. - H Shares(b)	137,475
402,000	China Shipping Development Co. Ltd., H Shares	165,368
324,000	China Southern Airlines Co. Ltd. - H Shares	160,857
140,000	China Sunshine Paper Holdings Co. Ltd.	13,901

Shares		Value

CHINA (continued)
153,000	China Suntien Green Energy Corp. Ltd. - H Shares	$25,649
184,158	China Taisan Technology Group Holdings Ltd.(b)	6,216
126,000	China Tontine Wines Group Ltd.	10,886
292,000	China Wireless Technologies Ltd.	44,432
313,000	China Yurun Food Group Ltd.	188,090
286,000	China Zhongwang Holdings Ltd.(b)	104,373
350,000	Chinasoft International Ltd.(b)	74,922
74,000	Chongqing Iron & Steel Co. Ltd. - H Shares(b)	8,970
340,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	42,967
44,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	10,837
158,000	Comtec Solar Systems Group Ltd.(b)	13,447
3,377,263	Country Garden Holdings Co. Ltd.(b)	1,280,404
3,518,000	CPMC Holdings Ltd.(c)	2,413,473
9,544,000	Dalian Port PDA Co. Ltd. - H Shares(c)	1,907,643
264,000	Daphne International Holdings Ltd.	264,180
63,000	Daqing Dairy Holdings Ltd.(b)(c)(d)	13,648
101,000	Delong Holdings Ltd.(b)(c)	26,378
33,600	Dongfang Electric Corp. Ltd. - H Shares	48,961
398,000	Dongyue Group.	210,427
232,000	ENN Energy Holdings Ltd.	890,041
380,000	Evergrande Real Estate Group Ltd.	177,389
466,500	Fantasia Holdings Group Co. Ltd.	47,524
416,000	First Tractor Co. Ltd. - H shares(b)	326,161
468,500	Fosun International Ltd.	225,348
204,000	Golden Eagle Retail Group Ltd.	368,819
381,500	Great Wall Motor Co. Ltd. - H Shares	859,946
112,000	Great Wall Technology Co. Ltd. - H Shares	19,642
225,500	Greentown China Holdings Ltd.	238,158
268,000	Guangshen Railway Co. Ltd. - H Shares	85,362
379,753	Guangzhou Automobile Group Co. Ltd. - H Shares	285,009
94,000	Guangzhou Pharmaceutical Co. Ltd. - H Shares	164,128
148,800	Guangzhou R&F Properties Co. Ltd. - H Shares	189,773
18,400	Guangzhou Shipyard International Co. Ltd. - H Shares(b)	11,698

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

CHINA (continued)
14,000	Hainan Meilan International Airport Co. Ltd. - H Shares	$7,799
239,000	Haitian International Holdings Ltd.	230,534
202,000	Harbin Electric Co. Ltd. - H Shares	151,604
439,000	Hidili Industry International Development Ltd.	101,333
7,158,000	Hilong Holding Ltd.(c)	1,541,499
473,000	Honghua Group Ltd.	70,755
138,000	Huadian Power International Co. - H Shares(b)	43,421
192,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(b)	59,670
44,000	International Taifeng Holdings Ltd.	10,100
285,000	Intime Department Store Group Co. Ltd.	267,921
80,000	JES International Holdings Ltd.(b)	9,900
80,000	Jiangsu Expressway Co. Ltd. - H Shares	74,278
92,000	Jingwei Textile Machinery - H Shares	44,015
674,000	Kaisa Group Holdings Ltd.(b)	122,550
163,000	Kasen International Holdings Ltd.(c)	25,223
458,000	Kingdee International Software Group Co. Ltd.(b)	53,155
43,000	Kingsoft Corp. Ltd.	17,855
64,000	Leoch International Technology Ltd.	7,840
76,000	Li Heng Chemical Fibre Technologies Ltd.(b)	9,039
101,000	Li Ning Co. Ltd.	52,097
103,200	Lianhua Supermarket Holdings Co. Ltd. - H Shares	102,472
190,000	Lingbao Gold Co. Ltd. - H Shares	73,259
29,947	Longfor Properties Co. Ltd.	44,179
410,000	Lonking Holdings Ltd.	75,606
420,000	Maanshan Iron & Steel - H Shares(b)	94,240
323,000	Maoye International Holdings Ltd.	50,399
221,000	Metallurgical Corp. of China Ltd. - H Shares(b)	46,453
2,668,000	Microport Scientific Corp.(c)	1,135,363
136,000	MIE Holdings Corp.	34,725
116,000	MINTH Group Ltd.	118,921
34,000	Nanjing Panda Electronics Co. Ltd. - H Shares	7,015
348,000	NVC Lighting Holdings Ltd.(c)(d)	62,826
96,800	Pacific Online Ltd.	31,831
138,000	Pan Asia Environmental Protection Group Ltd.(b)	11,745
34,500	Parkson Retail Group Ltd.	31,098

Shares		Value

CHINA (continued)
556,000	PCD Stores Group Ltd.	$40,151
131,000	Peak Sport Products Co. Ltd.	19,089
430,000	Powerlong Real Estate Holdings Ltd.	74,858
402,000	Qingling Motors Co. Ltd. - H Shares	89,682
261,000	Qunxing Paper Holdings Co. Ltd.(c)(d)	67,983
67,000	Real Gold Mining Ltd.(c)(d)	76,118
2,293,430	Renhe Commercial Holdings Co. Ltd.(b)	94,639
46,500	Sany Heavy Equipment International Holdings Co. Ltd.	23,386
6,325,806	Semiconductor Manufacturing International Corp.(b)	232,485
79,500	Shandong Chenming Paper Holdings Ltd. - H Shares	25,220
49,600	Shandong Molong Petroleum Machinery Co. Ltd. - H Shares	11,385
484,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	539,879
396,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	52,087
222,000	Shanghai Prime Machinery Co. Ltd. - H Shares	30,345
310,500	Shengli Oil & Gas Pipe Holdings Ltd.	20,421
20,000	Shenguan Holdings Group Ltd.	11,219
78,000	Shenzhen Expressway Co. Ltd. - H Shares	28,264
162,000	Shenzhou International Group Holdings Ltd.	286,201
922,416	Shui On Land Ltd.	380,638
116,000	Sichuan Expressway Co. Ltd. - H Shares	35,302
174,000	Sihuan Pharmaceutical Holdings Group Ltd.	65,743
784,000	Sino Dragon New Energy Holdings Ltd.(b)	17,591
840,560	Sino-Ocean Land Holdings Ltd.	410,812
252,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	67,593
234,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares	44,358
40,800	Sinopharm Group Co. Ltd. - H Shares	119,958
93,000	Sinostar PEC Holdings Ltd.(b)	10,388
79,500	Sinotel Technologies Ltd.(b)	5,814
571,000	Sinotrans Ltd. - H Shares	69,951
214,000	Sinotruk Hong Kong Ltd.	112,868
1,600,500	Soho China Ltd.	1,190,876
111,000	SPG Land Holdings Ltd.(b)	23,332
174,000	Sunac China Holdings Ltd.	73,597

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

CHINA (continued)
182,000	Sunny Optical Technology Group Co. Ltd.	$70,644
184,000	SunVic Chemical Holdings Ltd.(b)	45,837
554,000	Tiangong International Co. Ltd.	114,305
1,070,000	Tong Ren Tang Technologies Co. Ltd. - H Shares(c)	1,986,924
1,671,000	Trauson Holdings Co. Ltd.(c)	713,246
165,500	Travelsky Technology Ltd. - H Shares	80,672
201,000	Trony Solar Holdings Co. Ltd.(c)(d)	16,329
32,000	Tsingtao Brewery Co. Ltd. - H Shares	187,757
182,000	Uni-President China Holdings Ltd.	173,441
121,500	Weiqiao Textile Co. Ltd. - H Shares	40,110
398,000	West China Cement Ltd.	60,049
1,000	Wumart Stores, Inc. - H Shares	1,952
382,000	Xiamen International Port Co. Ltd. - H Shares	37,931
4,545,000	Xingda International Holdings Ltd.	1,529,711
157,000	Xingye Copper International Group Ltd.	15,792
159,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	69,918
54,800	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	17,455
216,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares	39,553
142,000	Xiwang Sugar Holdings Co. Ltd.	13,184
810,000	Yantai North Andre Juice Co. - H Shares	30,291
118,800	Yuzhou Properties Co.	28,035
260,500	Zhaojin Mining Industry Co. Ltd. - H Shares	327,527
96,000	Zhejiang Expressway Co. Ltd. - H Shares	69,821
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
176,000	Zhong An Real Estate Ltd.(b)	19,972
7,500	Zhongsheng Group Holdings Ltd.	8,018
26,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	62,027
26,000	ZTE Corp. - H Shares	34,668

		38,205,844

COLUMBIA — 0.0%
25,767	Petrominerales Ltd.	238,438

CYPRUS — 0.0%
279,720	Bank of Cyprus Plc(b)	75,717

Shares		Value

CYPRUS (continued)
127,238	Cyprus Popular Bank Public Co. Ltd.(b)	$9,393
28,621	Deep Sea Supply Plc(b)	44,635
71,521	ProSafe SE	523,870
59,416	Songa Offshore SE(b)	142,735

		796,350

DENMARK — 0.4%
2,314	ALK-Abello A/S	146,726
32,894	Alm Brand A/S(b)	64,177
8,231	Amagerbanken A/S(b)(c)(d)	0
638	Ambu A/S - Class B	13,924
5,855	Auriga Industries - Class B(b)	74,057
18,742	Bang & Olufsen A/S(b)	185,928
9,018	Bavarian Nordic A/S(b)	78,279
1,079	Brodrene Hartmann A/S	19,892
398,327	Chr. Hansen Holding A/S	11,387,075
7,451	D/S Norden	182,944
7,982	Dalhoff Larsen & Horneman A/S(b)	5,503
2,204	DFDS A/S	106,043
48,608	DSV A/S	1,043,985
6,366	East Asiatic Co. Ltd. A/S	150,515
2,200	Fionia Holding A/S(b)(c)(d)	0
10,095	FLSmidth & Co. A/S	609,223
4,979	Genmab A/S(b)	51,122
81,337	GN Store Nord A/S	972,980
1,518	Greentech Energy Systems AS(b)	3,614
7,396	H. Lundbeck A/S	146,498
2,058	H+H International A/S - Class B(b)	13,100
2,374	Harboes Bryggeri A/S - Class B	34,934
963	IC Companys A/S	14,171
22,039	Jyske Bank A/S(b)	591,409
3,721	NeuroSearch A/S(b)	4,153
18,842	NKT Holding A/S	598,144
70	Nordjyske Bank A/S	799
250	Norresundby Bank A/S	5,994
6,068	Pandora A/S	58,291
3,031	Parken Sport & Entertainment A/S(b)	33,076
664	PER Aarsleff A/S - Class B	43,695
1,788	Ringkjoebing Landbobank A/S	211,374
1,715	Rockwool International A/S - Class B	150,853
906	Royal UNIBREW A/S	57,073
7,373	Schouw & Co.	155,429
1,682	SimCorp A/S	274,486
2,238	Solar A/S - Class B	114,709
12,946	Spar Nord Bank A/S(b)	47,091
38	Sparbank(b)	222
56	Sparekassen Faaborg A/S(b)	1,898
30,004	Sydbank A/S(b)	486,660
33	Tivoli A/S	16,723
16,761	TK Development(b)	41,569

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

DENMARK (continued)
3,786	Topdanmark A/S(b)	$643,504
33,402	TopoTarget A/S(b)	6,296
129,120	Topsil Semiconductor Materials(b)	8,539
2,520	Tryg A/S	143,205
155,759	Vestas Wind Systems A/S(b)	745,812
2,285	Vestjysk Bank A/S(b)	6,234

		19,751,928

FINLAND — 1.5%
9,996	Ahlstrom Oyj	158,290
379	Aktia Oyj - Class A	2,098
2,952	Alma Media Oyj	17,434
39,132	Amer Sports Oyj	444,649
1,770	Aspo Oyj	13,067
1,682	Bank of Aland Plc - Class B(b)	17,384
2,196	BasWare Oyj	57,822
18,521	Biotie Therapies Oyj(b)	8,432
15,775	Cargotec Oyj - Class B	344,521
69,022	Citycon Oyj	209,765
576	Componenta Oyj(b)	2,062
2,317	Comptel Oyj	1,112
4,120	Cramo Oyj	49,172
7,193	Digia Plc	20,798
17,999	Elisa Oyj	374,490
28,055	Finnair Oyj(b)	62,134
1,799	Finnlines Oyj(b)	15,495
12,672	Fiskars Oyj Abp	229,978
31,761	F-Secure Oyj	61,745
2,824	Glaston Oyj Abp(b)	1,008
11,600	HKScan Oyj - A Shares	50,097
22,916	Huhtamaki Oyj	344,555
2,336	Ilkka-Yhtyma Oyj	16,527
17,695	Kemira Oyj	222,075
1,624	Kesko Oyj - Class A	42,821
31,775	Kesko Oyj - Class B	822,192
15,462	Konecranes Oyj	401,988
3,505	Lassila & Tikanoja Oyj	43,039
3,187	Lemminkainen Oyj	63,015
50,651	Metsa Board Oyj(b)	130,251
1,502,327	Metso Oyj(c)	54,881,129
10,187	Neste Oil Oyj	107,919
52,206	Nokian Renkaat Oyj	2,086,981
10,195	Okmetic Oyj	62,720
5,138	Olvi Oyj - Class A	110,632
21,456	Oriola-KD Oyj - Class B	50,687
10,430	Orion Oyj - Class A	205,330
9,618	Orion Oyj - Class B	192,185
208,659	Outokumpu Oyj(b)	182,667
1,127	Outotec Oyj	51,778
13,413	PKC Group Oyj	205,633
132,675	Pohjola Bank Plc - Class A	1,543,473
766	Ponsse Oyj	6,286
4,495	Poyry Oyj	20,298
43,685	Raisio Plc - V Shares	133,301
26,580	Ramirent Oyj	204,728

Shares		Value

FINLAND (continued)
6,650	Rapala VMC Oyj	$39,684
34,596	Rautaruukki Oyj	226,031
32,226	Ruukki Group Oyj(b)	19,826
267	Saga Furs Oyj	5,404
19,281	Sanoma Oyj	166,064
740	Sievi Capital Plc	838
1,969	SRV Group Plc	8,189
2,865	Stockman Oyj Abp - Class A(c)	52,242
8,470	Stockman Oyj Abp - Class B	154,447
254,085	Stora Enso Oyj - Class R	1,453,719
23,334	Talvivaara Mining Co. Plc(b)	54,839
5,353	Technopolis Plc	21,867
675	Teleste Oyj	3,206
6,198	Tieto Oyj	103,486
16,032	Tikkurila Oyj	276,359
174,970	UPM-Kymmene Oyj	1,877,277
2,990	Uponor Oyj	31,013
3,176	Vacon Plc	147,323
3,684	Vaisala Oyj - Class A	67,539
77,675	Wartsila Oyj Abp	2,335,774
93,678	YIT Oyj	1,683,977

		73,002,867

FRANCE — 2.0%
3,657	ABC Arbitrage	29,292
24,037	Accor SA	800,455
542	Affine SA REIT	7,569
46,962	Air France-KLM(b)	250,197
1,039,619	Alcatel-Lucent(b)	1,151,238
902	Ales Groupe	14,972
5,620	Altamir Amboise	43,080
9,534	Alten Ltd.	269,219
85,802	Altran Technologies SA(b)	402,227
1,645	ANF Immobilier REIT	69,019
1,959	April	28,008
4,970	Archos(b)	21,036
46,520	Arkema SA	3,426,295
987	Artprice.com(b)	32,777
4,828	Assystem	88,512
13,833	Atos	779,015
1,591	Audika Groupe	17,618
1,151	Aurea SA	6,500
600	Avanquest Software(b)	1,004
8,557	Avenir Telecom	4,738
653	Axway Software SA	10,686
3,663	Beneteau SA	34,938
2,529	Bigben Interactive(b)	23,089
3,331	BioMerieux	283,205
113,341	Boiron SA(c)	3,062,441
3,630	Bollore SA	809,530
2,932	Bonduelle SCA	250,725
2,102	Bongrain SA	122,617
13,097	Bourbon SA	347,431
267	Boursorama(b)	1,810
27,832	Bull(b)	80,475
41,659	Cap Gemini SA	1,525,422

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

FRANCE (continued)
244	Cegedim SA	$7,085
2,386	Cegid Group	39,926
1,574	CFAO SA	74,503
90	Cie des Alpes	1,389
124,773	Cie Generale de Geophysique - Veritas(b)	3,594,704
4,096	Ciments Francais SA	226,788
6,667	Club Mediterranee SA(b)	109,183
804	Damartex SA(c)	15,531
32,302	Derichebourg SA	70,030
2,118	Devoteam SA	23,480
22,092	Edenred	583,600
3,948	Eiffage SA	104,779
845	Electricite de Strasbourg(c)	97,242
3,548	Eramet	378,225
322	Esso Ste Anonyme Francaise	22,345
26,260	Etablissements Maurel et Prom	404,527
374	Etam Developpement SA(b)	5,499
50,701	Euler Hermes SA(c)	3,165,303
1,377	Euro Disney SCA(b)	6,778
1,226	Exel Industries SA - Class A	48,663
662	Faiveley Transport	38,446
16,125	Faurecia	257,130
1,000	Fimalac	38,512
539	Fleury Michon SA	20,890
3,002	Fonciere Des Regions REIT	217,336
12,718	GameLoft SA(b)	72,921
202	Gaumont SA	9,010
1,559	Gecina SA REIT	143,290
8,912	GFI Informatique SA	29,387
2,835	GL Events	57,311
257	Groupe Crit	4,171
92,535	Groupe Eurotunnel SA	659,224
922	Groupe Flo	3,471
13,154	Groupe Partouche SA(b)	14,566
11,254	Groupe Steria SCA	143,939
393	Guerbet	32,736
5,836	Haulotte Group SA(b)	39,422
22,234	Havas SA	108,525
23,886	Hi-Media SA(b)	57,309
6,307	ICADE REIT	483,924
2,382	Iliad SA	328,399
14,838	Imerys SA	749,896
141,066	Ingenico	7,558,905
1,376	Interparfums SA	28,866
412	Ipsen SA	9,753
173,723	IPSOS(c)	5,050,907
2,718	Jacquet Metal Service	25,282
27,960	JCDecaux SA	565,915
34,994	Klepierre REIT	1,141,867
2,636	Korian	39,731
23,790	Lagardere SCA	643,384
936	Laurent-Perrier	81,802
1,354	Lectra	7,730
1,715	LISI	112,049
735	Maisons France Confort	19,850

Shares		Value

FRANCE (continued)
1,690	Manitou BF SA	$28,280
467	Manutan International	17,267
26,260	Maurel & Prom Nigeria SA	59,128
295,186	Medica SA(c)	4,937,684
174,986	Mersen(c)	4,433,105
2,556	METabolic EXplorer SA(b)	9,435
6,297	Metropole Television SA	87,512
327	Montupet	1,762
1,975	Mr Bricolage	20,898
1,578	Naturex	89,313
186,712	Neopost SA(c)	10,654,948
152,871	Nexans SA	6,689,540
8,861	Nexity SA	210,421
77,966	NicOx SA(b)	241,743
760	Norbert Dentressangle SA	46,802
7,378	NRJ Group	44,936
17,460	Oeneo	51,129
7,755	Orpea	289,116
1,855	Parrot SA(b)	56,489
69,154	Peugeot SA(b)	538,859
520	Pierre & Vacances SA	7,358
9,912	Plastic Omnium SA	269,222
8,008	Rallye SA	233,518
14,085	Recylex SA(b)	41,246
5,499	Remy Cointreau SA	649,536
92,477	Rexel SA	1,549,172
144,079	Rubis SCA(c)	7,587,397
3,813	Sa des Ciments Vicat	160,779
5,250	Saft Groupe SA	119,180
1,023	Sartorius Stedim Biotech	84,698
135,370	SCOR SE	3,216,274
7,643	SEB SA	507,816
1,217	Seche Environnement SA	41,927
5,884	Sechilienne-Sidec	75,293
19,527	Sequana SA(b)	36,832
7,940	Societe BIC SA	805,977
7,186	Societe d’Edition de Canal +	40,672
3,179	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	312,917
98	Societe Internationale de Plantations d’Heveas SA	7,674
22,180	Societe Television Francaise 1	187,267
43,002	SOITEC(b)	118,465
806	Somfy SA	136,231
1,699	Sopra Group SA	79,782
231	Spir Communication(b)	4,974
101	Stallergenes SA	5,511
2,498	Ste Industrielle d’Aviation Latecoere SA(b)	29,598
1,492	STEF	67,097
28,979	Suez Environnement Co.	318,657
284	Sword Group	4,176
1,013	Synergie SA	8,675
18,742	Technicolor SA(b)	40,909
7,236	Teleperformance SA	178,509

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

FRANCE (continued)
155	Tessi SA	$13,617
26,644	Thales SA	835,473
16,096	Theolia SA(b)	23,369
146	Touax SA	3,989
343	Transgene SA(b)	3,098
2,193	Trigano SA	25,472
8,611	UbiSoft Entertainment SA(b)	59,544
694	Union Financiere de France BQE SA	15,046
34,483	Valeo SA	1,483,074
20,631	Vallourec SA	856,981
1,404	Viel et Co.	4,267
735	Vilmorin & Cie	82,829
1,445	Virbac SA	254,067
107	VM Materiaux SA	2,612
653	Vranken - Pommery Monopole	18,881
11,613	Zodiac Aerospace	1,135,809

		92,024,410

GABON — 0.0%
6	Total Gabon	2,442

GERMANY — 2.3%
4,705	Aareal Bank AG(b)	78,152
37,576	ADVA Optical Networking SE(b)	228,395
2,784	Advanced Inflight Alliance AG	15,363
79	Agennix AG(b)	174
10,093	Air Berlin Plc(b)	22,602
11,559	Aixtron SE	152,605
1,088	Alba SE(c)	78,380
528	Allgeier SE	6,854
5,308	Alstria Office REIT AG	59,086
67	Amadeus Fire AG	2,838
627	AS Creation Tapeten	21,856
14,604	Aurubis AG	745,851
5,118	Axel Springer AG	229,093
929	Baader Bank AG	2,150
8,917	Balda AG	54,419
647	Bauer AG	15,125
4,404	BayWa AG	164,051
10,613	Bechtle AG	404,807
1,967	Bertrandt AG	139,888
60	Bijou Brigitte AG	3,765
119,585	Bilfinger Berger SE	9,833,238
1,210	Biotest AG	64,837
23,015	Borussia Dortmund GmbH & Co. KGaA(b)	69,945
1,949	Brenntag AG	213,955
16,674	Carl Zeiss Meditec AG	403,648
5,305	Celesio AG	96,767
2,761	CENIT AG	23,043
804	Centrosolar Group AG(b)	1,044
8,279	CENTROTEC Sustainable AG	126,007
3,687	Centrotherm Photovoltaics AG	4,609
3,390	Cewe Color Holding AG	122,713
17,476	Comdirect Bank AG	154,281

Shares		Value

GERMANY (continued)
821	CompuGroup Medical AG	$11,526
7,207	Constantin Medien AG(b)	12,858
5,227	COR&FJA AG(b)	7,332
7,800	CropEnergies AG	47,036
6,999	CTS Eventim AG	205,817
4,797	Curanum AG(b)	9,739
7,898	DAB Bank AG	31,097
2,014	Delticom AG	137,035
3,806	Deutsche Beteiligungs AG	77,362
27,541	Deutsche Lufthansa AG	347,338
11,565	Deutsche Wohnen AG	193,096
33,396	Deutz AG(b)	124,751
20,474	Dialog Semiconductor Plc(b)	393,866
7,612	Douglas Holding AG	318,158
2,601	Dr Hoenle AG	30,828
570	Draegerwerk AG & Co. KGaA	48,560
17,862	Drillisch AG	167,688
7,490	Duerr AG	504,884
4,400	DVB Bank SE(c)	129,389
692	Eckert & Ziegler AG	18,689
9,177	Elmos Semiconductor AG	69,894
211,581	ElringKlinger AG	5,875,659
1,475	Envitec Biogas AG(b)	13,974
4,231	Euromicron AG	104,039
42,200	Evotec AG(b)	135,000
93,269	Fielmann AG(c)	8,391,157
2,910	First Sensor AG(b)	31,866
31,432	Fraport AG Frankfurt Airport Services Worldwide	1,785,777
51,919	Freenet AG	761,786
5,957	Fuchs Petrolub AG	298,752
127,975	GEA Group AG	3,458,635
3,293	Generali Deutschland Holding AG	211,135
6,004	Gerresheimer AG	281,458
7,035	Gerry Weber International AG	289,800
2,345	Gesco AG	183,274
117,843	GFK SE(c)	5,538,798
5,545	GFT Technologies AG	20,809
8,519	Gigaset AG(b)	14,486
33,550	Gildemeister AG	508,571
4,477	Grammer AG	74,035
3,340	Grenkeleasing AG	199,313
5,192	H&R AG	78,192
4,913	Hamborner AG REIT	41,411
3,184	Hamburger Hafen und Logistik AG	70,693
30,303	Hannover Rueckversicherung AG	1,818,389
1,410	Hawesko Holding AG	62,455
6,350	Heidelberger Druckmaschinen AG(b)	8,141
24,960	Hochtief AG(b)	1,189,588
2,809	Homag Group AG(b)	41,544
9,773	Indus Holding AG	229,709

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

GERMANY (continued)
502	Init Innovation In Traffic Systems AG	$11,859
8,503	Intershop Communications AG(b)	22,431
2,380	Isra Vision AG	54,102
2,131	IVG Immobilien AG(b)	4,953
14,814	Jenoptik AG	100,304
8,662	Kabel Deutschland Holding AG(b)	543,653
27,527	Kloeckner & Co. SE(b)	239,829
4,129	Koenig & Bauer AG(b)	65,511
17,251	Kontron AG	84,542
11,627	Krones AG	544,627
210	KSB AG	109,542
3,242	KUKA AG(b)	73,776
1,466	KWS Saat AG	402,242
61,859	Lanxess AG	4,300,309
641	Leifheit AG	18,917
26,280	Leoni AG	970,375
4,150	Loewe AG(b)	23,540
2,222	Lotto24(b)	8,585
2,194	LPKF Laser & Electronics AG	34,351
141	Manz AG(b)	3,470
5,154	Medigene AG(b)	7,851
13,301	MLP AG	71,714
408	Mobotix AG	8,835
11,339	Morphosys AG(b)	253,919
125,639	MTU Aero Engines Holding AG	9,457,630
384	Muehlbauer Holding AG & Co. KGaA	10,158
3,842	MVV Energie AG	103,999
1,551	Nemetschek AG	52,442
2,244	Nexus AG	20,608
3,272	Nordex SE(b)	12,279
253,267	NORMA Group(c)	5,609,181
1,021	OHB AG	17,273
7,920	Patrizia Immobilien AG(b)	48,578
1,728	Pfeiffer Vacuum Technology AG	170,899
19,644	PNE Wind AG	33,838
1,176	Praktiker AG(b)	1,906
375	Progress-Werk Oberkirch AG	14,857
2,204	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	46,047
2,224	Puma SE	623,904
1,608	PVA TePla AG	5,500
75,197	QSC AG	214,653
870	R Stahl AG	26,868
18,762	Rational AG(c)	4,294,941
42,668	Rheinmetall AG	2,137,757
32,486	Rhoen Klinikum AG	699,492
9,200	SAF-Holland SA(b)	52,637
1,579	SAG Solarstrom AG	3,847
2,717	Salzgitter AG	99,154
475	Sartorius AG	29,929

Shares		Value

GERMANY (continued)
273	Schaltbau Holding AG	$26,167
2,064	Sedo Holding AG(b)(c)	4,774
22,668	SGL Carbon SE	920,119
19,326	Singulus Technologies AG(b)	48,984
14,802	Sixt AG	264,336
1,851	SKW Stahl-Metallurgie Holding AG	28,127
113,539	Sky Deutschland AG(b)	347,851
97	SMA Solar Technology AG	2,984
361	SMT Scharf AG	9,350
19,961	Software AG	652,317
8,494	Solarworld AG	12,437
14,197	Stada Arzneimittel AG	449,978
904	STINAG Stuttgart Invest AG(c)	17,029
2,495	STRACTEC Biomedical AG	100,078
159	Stroer Out-Of-Home Media AG(b)	1,493
66,797	Suedzucker AG	2,306,179
21,586	Suss Microtec AG(b)	243,232
615,542	Symrise AG(c)	19,358,286
23,398	TAG Immobilien AG	225,130
9,742	Takkt AG	112,075
1,753	Telegate AG	13,778
2,222	Tipp24 SE(b)	95,210
762	Tom Tailor Holding AG	13,121
4,964	Tomorrow Focus AG	23,209
471	TUI AG(b)	3,048
34,543	United Internet AG	610,370
2,043	Verbio AG(b)	6,536
4,342	Vossloh AG	383,105
4,343	VTG AG	64,738
8,847	Wacker Chemie AG	576,817
17,355	Wacker Neuson SE	258,166
62	Washtec AG(b)	684
1,012	Wincor Nixdorf AG	38,557
34,475	Wirecard AG	685,394
166	XING AG	8,354
703	Zhongde Waste Technology AG	1,686
275	zooplus AG(b)	9,131

		107,815,374

GIBRALTAR — 0.0%
23,380	888 Holdings Plc(b)	29,233
176,819	Bwin.Party Digital Entertainment Plc	284,986

		314,219

GREECE — 0.0%
811	Aegean Airlines SA(b)	1,317
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	5
147,872	Alpha Bank AE(b)	220,151
1,098	Astir Palace Hotel SA(b)	4,310
2,153	Athens Water Supply & Sewage Co. SA (The)	7,470

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

GREECE (continued)
17,736	Attica Bank(b)	$5,456
7,424	Bank of Greece(c)	94,816
10,753	Coca-Cola Hellenic Bottling Co. SA(b)	188,535
16,495	Corinth Pipeworks SA(b)	16,033
5,766	Diagnostic & Therapeutic Center of Athens Hygeia SA(b)	1,242
130,862	EFG Eurobank Ergasias SA(b)	108,684
57,616	Ellaktor SA(b)	73,727
1,389	Euromedica SA(b)	837
3,374	Folli Follie Group(b)	21,255
22,434	Forthnet SA(b)	2,291
5,815	Fourlis Holdings SA(b)	6,089
10,782	Frigoglass SA	46,299
17,301	GEK Terna Holding Real Estate Construction SA(b)	18,413
1,337	Geniki Bank(b)	194
10,539	Hellenic Exchanges SA Holding Clearing Settlement and Registry	32,159
28,693	Hellenic Petroleum SA	187,817
19,670	Hellenic Telecommunications Organization SA(b)	48,888
4,725	Heracles General Cement Co. SA(b)(c)	6,976
31,091	Intralot SA-Integrated Lottery Systems & Services	34,506
13,884	JUMBO SA	51,761
2,599	Lamda Development SA(b)	5,916
6,590	Metka SA	49,137
5,531	Motor Oil (Hellas) Corinth Refineries SA	32,666
26,955	Mytilineos Holdings SA(b)	70,311
190,595	National Bank of Greece SA(b)	297,827
1,037	OPAP SA	6,252
232,638	Piraeus Bank SA(b)	63,545
618	Piraeus Port Authority	7,285
22,848	Proton Bank SA(b)(c)(d)	0
7,731	Public Power Corp. SA(b)	20,451
1,978	S&B Industrial Minerals SA	11,779
5,302	Sarantis SA(b)	12,460
1,817	Sidenor Steel Products Manufacturing Co. SA(b)	1,241
12,534	T Bank SA(b)(c)(d)	0
3,630	Teletypos SA Mega Channel(b)(c)	2,858
5,702	Terna Energy SA	8,279
647	Thessaloniki Port Authority SA	9,935
592	Titan Cement Co. SA(b)	9,469
31,091	TT Hellenic Postbank SA(b)	10,635
24,240	Viohalco Hellenic Copper and Aluminum Industry SA(b)	65,317

		1,864,594

GUERNSEY — 0.1%
7,397	Raven Russia Ltd.	7,132

Shares		Value

GUERNSEY (continued)
777,051	Resolution Ltd.	$2,509,681
15,500	Tethys Petroleum Ltd.(b)	8,964

		2,525,777

HONG KONG — 1.4%
157,000	361 Degrees International Ltd.	35,228
159,000	Ajisen China Holdings Ltd.	110,515
160,000	Alco Holdings Ltd.	34,044
44,000	Allan International Holdings Ltd.	11,688
30,000	Allied Group Ltd.	66,927
1,753,693	Allied Properties HK Ltd.	226,146
7,108,000	AMVIG Holdings Ltd.(c)	3,217,285
180,000	Anxin-China Holdings Ltd.	33,425
1,540,000	Apac Resources Ltd.(b)	49,647
576,000	Apollo Solar Energy Technology Holdings Ltd.(b)	15,524
84,000	APT Satellite Holdings Ltd.	20,798
205,000	Artel Solutions Group Holdings Ltd.(b)	2,326
142,000	Asia Financial Holdings Ltd.(c)	50,723
58,000	Asia Satellite Telecommunications Holdings Ltd.	158,936
421,877	Asia Standard International Group	64,195
258,000	Asian Citrus Holdings Ltd.	123,432
369,500	ASM Pacific Technology Ltd.	4,750,558
80,000	Associated International Hotels Ltd.(c)	171,251
820,000	AVIC International Holding HK Ltd.(b)	23,263
89,000	Beijing Development HK Ltd.(b)	13,887
84,000	Beijing Enterprises Holdings Ltd.	547,023
1,217,000	Beijing Enterprises Water Group Ltd.	227,559
204,000	Beijing Yu Sheng Tang Pharmaceutical Group Ltd.(b)	3,341
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	9,229
100,000	Bio-Dynamic Group Ltd.(b)	8,382
906,000	Birmingham International Holdings Ltd.(b)(c)(d)	17,759
144,000	Bonjour Holdings Ltd.	21,540
390,000	Bosideng International Holdings Ltd.	102,093
218,000	Bossini International Holdings Ltd.	12,791
234,000	Brightoil Petroleum Holdings Ltd.	45,866
668,000	Brilliance China Automotive Holdings Ltd.(b)	541,829
1,296,000	Burwill Holdings Ltd.(b)	18,384
498,791	C C Land Holdings Ltd.	107,416
106,000	Cafe de Coral Holdings Ltd.	304,822

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

HONG KONG (continued)
23,000	Carnival Group International Holdings Ltd.(b)	$1,186
247,656	Central China Real Estate Ltd.	60,679
209,000	Centron Telecom International Holdings Ltd.	18,327
718,800	Century City International Holdings Ltd.	47,273
240,000	Century Sunshine Group Holdings Ltd.	7,490
1,590,446	Champion Technology Holdings Ltd.	21,125
276,560	Chaoda Modern Agriculture Holdings Ltd.(b)(c)(d)	16,591
840,000	Chaoyue Group Ltd.(b)	19,606
96,000	Chen Hsong Holdings	27,111
116,186	Cheuk Nang Holdings Ltd.(c)	44,948
80,000	Chevalier International Holdings Ltd.	95,735
888,000	Chigo Holding Ltd.(b)	18,207
684,000	China Aerospace International Holdings Ltd.	49,395
288,798	China Agri-Industries Holdings Ltd.	143,753
136,000	China All Access Holdings Ltd.	25,956
2,392,000	China Billion Resources Ltd.(b)(c)(d)	0
336,000	China Chengtong Development Group Ltd.(b)	13,648
170,000	China Daye Non-Ferrous Metals Mining Ltd.(b)	7,673
120,000	China Electronics Corp.Holdings Co. Ltd.(b)	10,832
110,000	China Energy Development Holdings Ltd.(b)	1,390
480,000	China Environmental Investment Holdings Ltd.(b)	13,741
3,894,000	China Everbright International Ltd.	2,023,653
228,000	China Everbright Ltd.	306,364
140,000	China Financial Services Holdings Ltd.(b)	7,944
76,936	China Flavors & Fragrances Co. Ltd.(b)(c)(d)	11,905
322,000	China Foods Ltd.	302,704
952,000	China Gas Holdings Ltd.	503,333
238,000	China Glass Holdings Ltd.	24,246
87,700	China Grand Forestry Green Resources Group Ltd.(b)	5,372
159,000	China Green Holdings Ltd.	35,676
372,000	China Haidian Holdings Ltd.	39,336
8,000	China High Precision Automation Group Ltd.(c)(d)	2,770
467,000	China High Speed Transmission Equipment Group Co. Ltd.	125,863
1,002,000	China Infrastructure Investment Ltd.(b)	26,488
8,810,000	China Lumena New Materials Corp.	1,386,024

Shares		Value

HONG KONG (continued)
25,800	China Mandarin Holdings Ltd.(b)	$1,797
367,000	China Mengniu Dairy Co. Ltd.	1,093,234
136,147	China Merchants Holdings International Co. Ltd.	423,994
216,000	China Metal International Holdings, Inc.	38,439
193,200	China Metal Recycling Holdings Ltd.	137,276
1,770,000	China Mining Resources Group Ltd.(b)(c)(d)	25,792
24,000	China Nuclear Industry 23 International Corp. Ltd.(b)	4,921
1,060,000	China Oil and Gas Group Ltd.(b)	105,252
421,500	China Overseas Grand Oceans Group Ltd.	383,197
222,000	China Pharmaceutical Group Ltd.(b)	55,538
460,000	China Power International Development Ltd.	125,163
600,000	China Power New Energy Development Co. Ltd.(b)	22,051
430,000	China Precious Metal Resources Holdings Co. Ltd.(b)	61,550
244,000	China Properties Group Ltd.(b)	81,179
308,000	China Public Procurement Ltd.(b)(c)(d)	0
4,844,000	China Renji Medical Group Ltd.(b)(c)(d)	0
3,700,000	China Resources and Transportation Group Ltd.(b)	131,211
74,000	China Resources Cement Holdings Ltd.	39,029
186,000	China Resources Enterprise Ltd.	515,687
120,800	China Resources Gas Group Ltd.	233,665
3,735,600	China Singyes Solar Technologies Holdings Ltd.(c)	1,213,936
1,230,000	China South City Holdings Ltd.	185,578
535,000	China Starch Holdings Ltd.	13,453
275,440	China State Construction International Holdings Ltd.	287,705
970,000	China Strategic Holdings Ltd.(b)	16,261
364,400	China Taiping Insurance Holdings Co. Ltd.(b)	513,140
8,000	China Tianyi Holdings Ltd.(b)	1,217
296,000	China Ting Group Holdings Ltd.	14,886
868,000	China Travel International Investment Hong Kong Ltd.	158,944
230,000	China Vanadium Titano - Magnetite Mining Co. Ltd.	34,108
52,000	China Water Affairs Group Ltd.	12,607
1,350,000	China Windpower Group Ltd.	39,518
57,000	Chong Hing Bank Ltd.	91,145

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

HONG KONG (continued)
108,000	Chow Sang Sang Holdings International Ltd.	$220,326
198,000	Chu Kong Shipping Development Co. Ltd.	28,342
64,000	Chuang’s China Investments Ltd.	3,590
385,500	Chuang’s Consortium International Ltd.	41,261
90,000	CIMC Enric Holdings Ltd.	47,120
62,000	Citic 21CN Co. Ltd.(b)	2,878
373,000	Citic Pacific Ltd.	540,642
793,000	Citic Resources Holdings Ltd.(b)	114,532
206,000	Citic Telecom International Holdings Ltd.	39,581
28,000	City Telecom HK Ltd.	6,247
726,000	CK Life Sciences International Holdings, Inc.	40,725
68,000	Clear Media Ltd.	39,460
134,000	Coastal Greenland Ltd.(b)	4,493
2,240,887	Comba Telecom Systems Holdings Ltd.	603,950
156,000	Cosco International Holdings Ltd.	59,546
317,897	COSCO Pacific Ltd.	439,457
380,000	Cosmos Machinery Enterprises Ltd.	18,866
1,010,000	CP Lotus Corp.(b)(c)	23,574
1,238,000	CP Pokphand Co.	153,259
42,000	Cross-Harbour Holdings Ltd.	33,580
749,335	CSI Properties Ltd.	34,304
208,000	CST Mining Group Ltd.(b)	3,111
752,000	Culture Landmark Investment Ltd.(b)(c)	4,752
105,000	Culturecom Holdings Ltd.(b)	17,061
183,000	DaChan Food Asia Ltd.	31,386
29,000	Dah Chong Hong Holdings Ltd.	24,944
95,040	Dah Sing Banking Group Ltd.	87,751
55,050	Dah Sing Financial Holdings Ltd.	176,408
218,000	Dan Form Holdings Co. Ltd.(b)	23,614
132,000	Dawnrays Pharmaceutical Holdings Ltd.	29,959
244,000	DBA Telecommunication Asia Holdings Ltd.	151,975
160,550	Dickson Concepts International Ltd.	86,541
139,000	Digital China Holdings Ltd.	216,888
275,000	Dingyi Group Investment Ltd.	6,490
40,000	DVN Holdings Ltd.(b)	1,202
108,000	Dynasty Fine Wines Group Ltd.	16,573
64,000	EcoGreen Fine Chemicals Group Ltd.	10,564
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
62,000	Embry Holdings Ltd.	27,663

Shares		Value

HONG KONG (continued)
325,000	Emperor Entertainment Hotel Ltd.	$59,093
500,416	Emperor International Holdings Ltd.	102,604
39,320,000	Emperor Watch & Jewellery Ltd.	3,549,331
490,000	EPI Holdings Ltd.(b)	11,500
505,200	Esprit Holdings Ltd.	614,342
504,000	eSun Holdings Ltd.(b)	64,993
596,000	EVA Precision Industrial Holdings Ltd.	45,345
9,500	Fairwood Ltd.	18,792
462,116	Far East Consortium International Ltd.	84,024
598,000	Fook Woo Group Holdings Ltd.(b)(c)(d)	104,876
402,982	Fortune Oil Plc	58,758
104,000	Fountain SET Holdings Ltd.	11,131
378,000	Foxconn International Holdings Ltd.(b)	113,088
1,170,000	Franshion Properties China Ltd.	362,103
100,000	Fufeng Group Ltd.	31,594
1,086,000	GCL-Poly Energy Holdings Ltd.	161,051
490,000	Geely Automobile Holdings Ltd.	163,024
498,000	Genting Hong Kong Ltd.(b)(c)	154,768
884,000	Get Nice Holdings Ltd.	36,479
456,000	Giordano International Ltd.	318,713
1,839,200	Global Bio-Chem Technology Group Co. Ltd.	213,455
128,000	Global Sweeteners Holdings Ltd.(b)	6,520
979,000	Glorious Property Holdings Ltd.(b)	146,445
150,000	Glorious Sun Enterprises Ltd.	46,617
220,000	Gold Peak Industries Holding Ltd.(c)	20,994
220,000	Goldbond Group Holdings Ltd.	7,944
684,000	Golden Meditech Holdings Ltd.(b)	75,856
140,000	Goldin Properties Holdings Ltd.(b)	81,241
75,000	Goldlion Holdings Ltd.	31,723
4,205,600	GOME Electrical Appliances Holdings Ltd.	347,091
120,000	Good Fellow Resources Holdings Ltd.(b)	3,559
16,000	Good Friend International Holdings, Inc.	6,479
80,000	Goodtop Tin International Holdings Ltd.(b)	4,694
219,960	Great Eagle Holdings Ltd.	557,651
80,000	Greenheart Group Ltd.(b)	4,230
6,885,000	G-Resources Group Ltd.(b)	399,532
924,000	Guangdong Investment Ltd.	667,260
184,000	Guangnan Holdings Ltd.	21,118
61,000	Haier Electronics Group Co. Ltd.(b)	70,717

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

HONG KONG (continued)
151,159	Haitong International Securities Group Ltd.	$46,392
114,000	Harbour Centre Development Ltd.(c)	138,187
1,184,359	Heng Tai Consumables Group Ltd.(b)	27,796
834,000	Hengdeli Holdings Ltd.	232,303
483,000	Hi Sun Technology (China)Ltd.(b)	53,565
936,035	HKC Holdings Ltd.	35,608
295,600	HKR International Ltd.	109,401
186,000	Hon Kwok Land Investment Co. Ltd.(c)	63,322
5,200	Hong Kong Aircraft Engineering Co. Ltd.	70,208
50,000	Hong Kong Ferry (Holdings)Co. Ltd.(c)	42,426
310,151	Hongkong & Shanghai Hotels (The)	396,753
727,700	Hongkong Chinese Ltd.(c)	112,608
29,000	Hopewell Highway Infrastructure Ltd.	13,874
243,000	Hopewell Holdings Ltd.	708,190
190,000	Hopson Development Holdings Ltd.(b)	122,261
50,000	Hsin Chong Construction Group Ltd.	5,674
212,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	38,274
48,000	Huabao International Holdings Ltd.	21,479
536,000	Huafeng Group Holdings Ltd.(b)	14,169
259,631	Hung Hing Printing Group Ltd.(c)	41,851
524,000	Huscoke Resources Holdings Ltd.(b)	5,879
1,402,000	Hutchison Harbour Ring Ltd.	115,708
1,441,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	700,552
16,000	Hycomm Wireless Ltd.(b)	2,889
572,000	IDT International Ltd.(b)	7,007
1,768,000	Imagi International Holdings Ltd.(b)	22,799
995,000	Inspur International Ltd.	28,100
592,500	Interchina Holdings Co.(b)	33,236
410,000	IPE Group Ltd.	32,251
94,000	IRC Ltd.(b)	8,243
398,000	IT Ltd.	167,315
99,000	ITC Properties Group Ltd.(b)	28,725
72,000	Jinchuan Group International Resources Co. Ltd.(b)	11,234
172,000	Jinhui Holdings Ltd.(b)	28,391
306,000	Jiuzhou Development Co. Ltd.	24,071
290,000	JLF Investment Co. Ltd.(b)	15,333
842,500	Johnson Electric Holdings Ltd.	494,329
360,000	Ju Teng International Holdings Ltd.	103,060

Shares		Value

HONG KONG (continued)
600,612	K Wah International Holdings Ltd.	$219,962
1,600,000	Kai Yuan Holdings Ltd.(b)	39,202
234,000	Kam Hing International Holdings Ltd.	18,709
42,000	Keck Seng Investments	16,952
17,000	King Stone Energy Group Ltd.(b)	778
191,000	Kingboard Chemical Holdings Ltd.	395,069
342,500	Kingboard Laminates Holdings Ltd.	129,409
196,000	Kingmaker Footwear Holdings Ltd.	29,824
1,742,000	Kingston Financial Group Ltd.	175,218
206,666	Kingway Brewery Holdings Ltd.	59,963
2,280,000	Ko Yo Chemical Group Ltd.(b)	37,928
88,000	Kosmopolito Hotels International Ltd.	17,362
417,000	Kowloon Development Co. Ltd.	407,068
368,000	KWG Property Holding Ltd.	204,057
1,240,000	Lai Fung Holdings Ltd.	23,346
5,146,750	Lai Sun Development Co. Ltd.(b)	92,917
520,000	Lai Sun Garment International Ltd.(b)	54,315
9,000	LAM Soon Hong Kong Ltd.	4,700
116,000	Le Saunda Holdings Ltd.	31,712
68,000	Lee & Man Chemical Co. Ltd.	32,883
1,271,200	Lee & Man Paper Manufacturing Ltd.	521,286
500	Lifestyle International Holdings Ltd.	1,150
3,625,000	Lijun International Pharmaceutical Holding Ltd.	888,171
1,924,000	Lippo China Resources Ltd.	39,697
102,000	Lippo Ltd.	42,091
156,000	Liu Chong Hing Investment Ltd.(c)	151,279
62,500	LK Technology Holdings Ltd.	13,137
705,600	Loudong General Nice Resources China Holdings Ltd.(b)	31,392
361,000	Luen Thai Holdings Ltd.	44,225
110,000	Luk Fook Holdings International Ltd.	266,677
52,000	Luks Group Vietnam Holdings Co. Ltd.	11,735
98,000	Lung Kee (Bermuda)Holdings(c)	32,605
1,658,000	Magnificent Estates	62,004
38,000	Man Yue Technology Holdings Ltd.	6,811
580,000	Mei Ah Entertainment Group Ltd.(b)	7,479
673,000	Melco International Development Ltd.	509,434

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

HONG KONG (continued)
100,000	Midland Holdings Ltd.	$53,645
108,000	MIN XIN Holdings Ltd.	58,911
92,000	Ming Fai International Holdings Ltd.	6,881
650,000	Ming Fung Jewellery Group Ltd.(b)	30,175
310,000	Mingfa Group International Co. Ltd.	79,952
690,000	Mingyuan Medicare Development Co. Ltd.(b)	11,122
296,000	Minmetals Land Ltd.	36,262
280,000	Minmetals Resources Ltd.(b)	106,155
42,000	Miramar Hotel & Investment Co. Ltd.	44,737
243,000	Mongolia Energy Corp. Ltd.(b)	9,557
6,221,148	Nan Hai Corp. Ltd.(b)	25,672
10,000	Natural Beauty Bio-Technology Ltd.	1,509
262,000	Neo-Neon Holdings Ltd.	27,029
69,500	NetDragon Websoft, Inc.	56,194
872,000	New Century Group Hong Kong Ltd.	17,429
8,000	New Focus Auto Tech Holdings Ltd.(b)	1,290
4,175,000	New Smart Energy Group Ltd.(b)	22,612
228,500	New Times Energy Corp Ltd(b)	23,573
857,100	New World China Land Ltd.	329,369
83,000	New World Department Store China Ltd.	44,953
604,000	Newocean Energy Holdings Ltd.	126,179
434,000	Next Media Ltd.(b)	27,983
335,000	Nine Dragons Paper Holdings Ltd.	157,679
260,000	North Asia Resources Holdings Ltd.(b)(c)(d)	9,388
625,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(b)	32,641
34,500	Orient Overseas International Ltd.	196,642
291,200	Oriental Watch Holdings	88,997
42,000	Overseas Chinese Town Asia Holdings Ltd.	15,652
718,164	Pacific Andes International Holdings Ltd.	39,359
10,843,000	Pacific Basin Shipping Ltd.(c)	4,823,958
236,000	Pacific Textile Holdings Ltd.	164,948
323,240	Paliburg Holdings Ltd.	99,206
59,000	PAX Global Technology Ltd.(b)	12,249
697,000	PCCW Ltd.	274,137
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
477,800	Pearl Oriental Oil Ltd.(b)	37,585
296,000	Phoenix Satellite Television Holdings Ltd.	89,319
368,000	Pico Far East Holdings Ltd.	80,674

Shares		Value

HONG KONG (continued)
280,000	PME Group Ltd.(b)	$4,116
990,977	PNG Resources Holdings Ltd.(b)	14,185
634,000	Poly Hong Kong Investments Ltd.(b)	332,750
1,200,000	Polytec Asset Holdings Ltd.	109,869
109,000	Ports Design Ltd.	107,247
927,000	Pou Sheng International Holdings Ltd.(b)	74,115
560,000	Prosperity International Holdings (Hong Kong) Ltd.	23,831
68,000	Public Financial Holdings Ltd.	28,937
1,546,000	PYI Corp. Ltd.	35,088
973,335	Qin Jia Yuan Media Services Co. Ltd.	9,163
24,350	Qualipak International Holdings Ltd.	2,669
212,000	Real Nutriceutical Group Ltd.	56,590
386,200	Regal Hotels International Holdings Ltd.	150,402
251,000	Regent Manner International Ltd.	47,580
1,800,000	REXLot Holdings Ltd.	113,737
96,000	Richfield Group Holdings Ltd.	3,838
96,000	Rising Development Holdings Ltd.(b)	4,952
87,750	Royale Furniture Holdings Ltd.	11,655
176,000	SA SA International Holdings Ltd.	107,352
291,000	Samson Holding Ltd.	34,524
92,000	SEA Holdings Ltd.(c)	41,523
20,000	SEEC Media Group Ltd.(b)	645
155,516	Shanghai Industrial Holdings Ltd.	426,156
457,000	Shanghai Industrial Urban Development Group Ltd.(b)	78,380
3,660,000	Shanghai Zendai Property Ltd.(b)(c)	54,277
42,000	Sheng Yuan Holdings Ltd.(b)	2,546
150,000	Shenyin Wanguo HK Ltd.	39,653
208,000	Shenzhen High-Tech Holdings Ltd.	12,607
3,232,500	Shenzhen International Holdings Ltd.	204,254
716,000	Shenzhen Investment Ltd.	165,273
339,129	Shimao Property Holdings Ltd.	487,175
149,000	Shougang Concord Grand Group(b)	5,668
2,048,000	Shougang Concord International Enterprises Co. Ltd.(b)	97,716
888,000	Shougang Fushan Resources Group Ltd.	241,619
651,750	Shun Tak Holdings Ltd.	226,924
26,000	Silver Base Group Holdings Ltd.	10,595
444,000	Silver Grant International Ltd.	71,569
338,000	SIM Technology Group Ltd.	15,037
268,000	Sing Tao News Corp. Ltd.	34,560

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

HONG KONG (continued)
782,000	Singamas Container Holdings Ltd.	$163,364
28,000	Sino Biopharmaceutical	10,615
2,560,000	Sino Oil And Gas Holdings Ltd.(b)	58,432
86,000	Sino Prosper State Gold Resources Holdings Ltd.(b)	3,493
656,000	Sinofert Holdings Ltd.	133,658
374,250	Sinolink Worldwide Holdings Ltd.(b)	24,131
73,000	SinoMedia Holding Ltd.	28,335
276,000	Sinopec Kantons Holdings Ltd.	215,683
488,500	Sinotrans Shipping Ltd.	102,050
38,000	SIS International Holdings	13,035
454,429	Skyworth Digital Holdings Ltd.	175,801
106,910	SmarTone Telecommunications Holding Ltd.	226,098
407,934	SMI Corp. Ltd.(b)	10,311
66,843	SOCAM Development Ltd.	64,648
283,000	Solargiga Energy Holdings Ltd(b)	17,335
366,000	Solomon Systech International Ltd.(b)	9,203
696,000	South China China Ltd.(b)(c)	48,466
907,428	SRE Group Ltd.(b)	36,275
98,000	Stella International Holdings Ltd.	244,915
55,000	Stelux Holdings International Ltd.	13,193
204,000	Success Universe Group Ltd.(b)	5,393
16,000	Sun Hing Vision Group Holdings Ltd.	5,385
313,197	Sun Hung Kai & Co. Ltd.	151,455
1,430,000	Sun Innovation Holdings Ltd.(b)	19,178
566,000	Sunwah Kingsway Capital Holdings Ltd.	7,737
1,347,000	Superb Summit International Timber Co. Ltd.(b)	14,591
435,000	Sustainable Forest Holdings Ltd.(c)(d)	8,919
96,000	Symphony Holdings Ltd.	3,961
302,000	TAI Cheung Holdings Ltd.	210,298
174,000	Tak Sing Alliance Holdings Ltd.	18,399
720,000	Talent Property Group Ltd.(b)	20,705
6,000	Tan Chong International Ltd.	1,547
6,000	Tao Heung Holdings Ltd.	3,072
394,000	TCC International Holdings Ltd.	95,011
367,000	TCL Communication Technology Holdings Ltd.	77,142
152,000	TCL Multimedia Technology Holdings Ltd.	53,119
97,000	Techtronic Industries Co.	131,340
61,000	Television Broadcasts Ltd.	437,361
108,000	Texhong Textile Group Ltd.	34,818
272,000	Texwinca Holdings Ltd.	256,753

Shares		Value

HONG KONG (continued)
185,800	Tian An China Investment Co. Ltd.	$95,839
106,000	Tianjin Development Holdings Ltd.(b)	50,849
730,000	Tianjin Port Development Holdings Ltd.	79,075
466,000	Tianneng Power International Ltd.	287,844
2,380,000	Titan Petrochemicals Group Ltd.(b)(c)(d)	11,785
218,000	Tom Group Ltd.(b)	19,116
256,252	Tomson Group Ltd.	55,846
1,740,000	Tongda Group Holdings Ltd.	63,948
276,000	Town Health International Investments Ltd.(b)	16,550
203,000	Towngas China Co. Ltd.	142,145
374,000	TPV Technology Ltd.	69,449
154,000	Tradelink Electronic Commerce Ltd.	22,639
87,600	Transport International Holdings Ltd.	171,253
82,000	Trinity Ltd.	53,611
394,000	Truly International Holdings Ltd.	58,429
128,000	TSC Group Holdings Ltd.(b)	18,157
20,000	Tse Sui Luen Jewellery International Ltd	12,637
194,000	Tysan Holdings Ltd.(c)	36,525
1,230,000	United Energy Group Ltd.(b)	185,578
142,500	United Laboratories International Holdings Ltd. (The)	67,807
230,000	Universal Technologies Holdings Ltd.	10,529
84,000	Value Convergence Holdings Ltd.(b)	9,857
277,000	Value Partners Group Ltd.	127,521
188,000	Varitronix International Ltd.	62,548
348,000	Vedan International Holdings Ltd.(c)	22,438
156,314	Victory City International Holdings Ltd.	15,119
20,000	Vinda International Holdings Ltd.	32,961
244,000	Vitasoy International Holdings Ltd.	217,107
444,400	VODone Ltd.	33,811
26,000	VST Holdings Ltd.	4,057
51,000	VTech Holdings Ltd.	600,120
2,064,354	Wah Nam International Holdings Ltd.(b)	125,117
1,640,000	Wang On Group Ltd.	17,765
136,000	Wasion Group Holdings Ltd.	57,348
64,000	Water Oasis Group Ltd.	8,089
144,000	Welling Holding Ltd.	21,355
96,000	Win Hanverky Holdings Ltd.	7,923
47,995	Wing Hang Bank Ltd.	440,977

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

HONG KONG (continued)
77,000	Wing On Co. International Ltd.(c)	$168,801
230,000	Wing Tai Properties Ltd.	125,757
254,000	Winteam Pharmaceutical Group Ltd.	45,201
838,000	Xinyi Glass Holdings Ltd.	423,609
96,500	XTEP International Holdings	29,617
1,620,000	Yanchang Petroleum International Ltd.(b)	114,898
230,000	Yeebo International Holdings(c)	36,778
45,000	YGM Trading Ltd.	102,364
2,152,500	Yingde Gases Group Co.	1,843,089
162,000	Yip’s Chemical Holdings Ltd.	105,288
1,632,200	Yuexiu Property Co. Ltd.	370,443
230,191	Yuexiu Transport Infrastructure Ltd.	111,018
906,000	Yugang International Ltd.(b)	4,790

		64,314,011

HUNGARY — 0.0%
2,915	EGIS Pharmaceuticals Plc	203,090
40	EMASZ Rt	2,306
28,924	FHB Mortgage Bank Plc(b)	60,644
57	Fotex Holding SE Co. Ltd.(b)(d)	31
28,929	Magyar Telekom Telecommuni-cations Plc	53,578
5,822	Richter Gedeon Nyrt	986,721

		1,306,370

INDIA — 1.1%
355	3M India Ltd.(b)	23,305
1,375	Aban Offshore Ltd.	9,407
18,184	ABB Ltd.	259,608
7,510	ABG Shipyard Ltd.(b)	50,503
25,816	ACC Ltd.	618,164
176,085	Adani Power Ltd.(b)	137,885
25,742	Aditya Birla Nuvo Ltd.(c)	365,660
6,786	AIA Engineering Ltd.(b)	38,673
3,521	AKZO Nobel India Ltd.	55,776
20,592	Alembic Pharmaceuticals Ltd.(b)	22,345
36,030	Allahabad Bank	86,617
810	Allcargo Logistics Ltd.	1,968
188,105	Alok Industries Ltd.	53,102
267,436	Amara Raja Batteries Ltd.(c)	1,408,950
290,951	Ambuja Cements Ltd.	950,829
29,480	Amtek Auto Ltd.	54,757
35,532	Andhra Bank	65,039
291	Apar Industries Ltd.(b)	694
181,306	Apollo Hospitals Enterprise Ltd.(c)	2,062,615
43,566	Apollo Tyres Ltd.	60,827
110,372	Arvind Ltd.(b)	142,195
719,185	Ashok Leyland Ltd.(b)	288,372
77,677	Aurobindo Pharma Ltd.(b)	151,960
528,012	Bajaj Electricals Ltd.(c)	1,678,549

Shares		Value

INDIA (continued)
7,450	Bajaj Finance Ltd.(c)	$137,172
20,488	Bajaj Finserv Ltd.	273,714
224,250	Bajaj Hindusthan Ltd.	123,183
32,171	Bajaj Holdings and Investment Ltd.(c)	449,463
12,115	Balkrishna Industries Ltd.	64,436
189,807	Ballarpur Industries Ltd.(c)	65,527
2,239	Balmer Lawrie & Co. Ltd.	22,895
936	Bank of India	5,033
4,339	BASF India Ltd.	43,534
3,947	Bata India Ltd.	63,227
17,377	BEML Ltd.(b)	43,571
9,632	BEML Ltd.(b)	55,092
989,095	Berger Paints India Ltd.(c)	2,480,074
2,434	Bharat Electronics Ltd.(b)	51,424
39,760	Bharat Forge Ltd.(b)	215,404
12,744	Bharat Petroleum Corp. Ltd.	83,066
60,760	Bhushan Steel Ltd.	517,741
19,899	Biocon Ltd.	86,158
11,513	Birla Corp. Ltd.(c)	44,145
1,274	Blue Dart Express Ltd.	44,920
4,107	Bombay Rayon Fashions Ltd.(b)	18,185
10,113	Britannia Industries Ltd.	84,364
459	Cadila Healthcare Ltd.	7,328
15,431	Canara Bank	101,731
7,476	Carborundum Universal Ltd.	20,426
29,868	Century Plyboards India Ltd.(b)(c)	26,852
18,212	Century Textiles & Industries Ltd.	95,292
6,433	CESC Ltd.	34,585
38,402	Chambal Fertilizers & Chemicals Ltd.	49,198
9,705	Cholamandalam Investment and Finance Co. Ltd.	37,344
1,594	Clariant Chemicals India Ltd.	18,008
1,522	CMC Ltd.	26,873
10,128	Colgate Palmolive India Ltd.	210,527
25,373	Coromandel International Ltd.	113,600
118,632	CRISIL Ltd.(c)	1,933,863
60,376	Crompton Greaves Ltd.	126,365
17,092	Cummins India Ltd.	132,120
128,260	Dabur India Ltd.	277,091
2,774	Dalmia Bharat Enterprises Ltd.	5,611
6,484	DB Corp. Ltd.	23,667
54,708	DB Realty Ltd.(b)	77,613
12,425	Deepak Fertilizers & Petrochemicals Corp. Ltd.	28,708
120,805	Dish TV India Ltd.(b)	150,531
3,236	Divi’s Laboratories Ltd.	63,728
80,935	Edelweiss Financial Services Ltd.	44,168
3,496	Educomp Solutions Ltd.	10,051
4,564	Eicher Motors Ltd.	160,435
25,575	EID Parry India Ltd.	97,950

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

INDIA (continued)
13,381	EIH Ltd.	$18,947
1,898	Elder Pharmaceuticals Ltd.	10,307
238,089	Emami Ltd.(b)(c)	2,129,808
195	Escorts Ltd.	204
20,708	Essar Ports Ltd.(b)	36,490
31,009	Essar Shipping Ltd.	15,026
36,761	Exide Industries Ltd.	84,673
4,776	FDC Ltd.	7,072
60,849	Federal Bank Ltd.(b)(c)	453,509
6,289	Federal-Mogul Goetze India Ltd.(b)	23,408
3,815	Financial Technologies India Ltd.(b)	49,252
618,764	Fortis Healthcare Ltd.(b)(c)	1,092,002
9,586	Future Capital Holdings Ltd.(b)	25,415
29,363	Gammon India Ltd.	21,752
32,742	Gateway Distriparks Ltd.	82,716
1,177	Gillette India Ltd.	49,734
22,442	Gitanjali Gems Ltd.(b)	131,771
3,418	GlaxoSmithKline Consumer Healthcare Ltd.	162,864
7,102	GlaxoSmithKline Pharmaceuticals Ltd.(c)	267,019
14,696	Glenmark Pharmaceuticals Ltd.	101,470
22,105	GMR Infrastructure Ltd.(b)	9,281
273	Godfrey Phillips India Ltd.	15,757
30,654	Godrej Consumer Products Ltd.	345,316
23,771	Godrej Industries Ltd.	101,790
4,689	Godrej Properties Ltd.	43,058
3,081	Gokul Refoils & Solvent Ltd.	2,645
50,128	Great Eastern Shipping Co. Ltd. (The)(c)	234,979
17,225	Greaves Cotton Ltd.	19,823
2,596	Grindwell Norton Ltd.	11,826
16,010	Gruh Finance Ltd.	44,620
15,133	Gujarat Alkalies & Chemicals(b)	34,462
8,892	Gujarat Flourochemicals Ltd.	55,960
8,789	Gujarat Gas Co. Ltd.	48,990
29,561	Gujarat Mineral Development Corp. Ltd.(b)	99,928
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.(b)	42,289
659,082	Gujarat Pipavav Port Ltd.(b)(c)	646,461
16,929	Gujarat State Fertilisers & Chemicals(b)	105,184
52,661	Gujarat State Petronet Ltd.(b)	66,850
3,304	Gulf Oil Corp Ltd.(b)	5,293
6,229	Havells India Ltd.	60,033
2,793	HBL Power Systems Ltd.(b)	849
27,483	HeidelbergCement India Ltd(b)	17,469
18,832	Hexa Tradex Ltd.(c)	11,699
137,134	Hexaware Technologies Ltd.	281,098
4,530	Himadri Chemicals & Industries(b)	2,517
375	Hinduja Ventures Ltd.	2,493
248,507	Hindustan Construction Co.(b)	78,196

Shares		Value

INDIA (continued)
4,729	Hindustan Petroleum Corp. Ltd.(b)	$29,255
430	Honeywell Automation India Ltd.	18,788
17,519	Housing Development & Infrastructure Ltd.(b)	24,996
406,215	HSIL Ltd.(c)	942,588
16,049	HT Media Ltd.	24,211
1,883	HTMT Global Solutions Ltd.(b)	12,189
49,378	ICRA Ltd.(c)	1,060,986
94,790	IDBI Bank Ltd.	150,072
3,116	India Cements Ltd.	4,670
85,322	India Infoline Ltd.	78,856
29,515	Indiabulls Financial Services Ltd.	121,265
20,989	Indian Bank	67,290
230,293	Indian Hotels Co. Ltd.(c)	245,966
29,466	Indian Overseas Bank	38,465
10,119	Indraprastha Gas Ltd.(b)	42,557
45,438	IndusInd Bank Ltd.	273,698
3,468	Info Edge India Ltd.(b)	20,173
16,196	Infotech Enterprises Ltd.	51,545
475,747	Infrastructure Development Finance Co. Ltd.	1,149,269
40,792	ING Vysya Bank Ltd.(c)	279,159
2,118	Ingersoll-Rand India Ltd.	17,195
266,290	Ipca Laboratories Ltd.(c)	1,905,662
21,385	IRB Infrastructure Developers Ltd.(b)	48,584
24,079	IVRCL Infrastructures & Projects Ltd.(b)	19,050
16,485	Jagran Prakashan Pvt Ltd.(b)	26,974
16,998	Jai Corp. Ltd.	17,116
15,000	Jain Irrigation Systems Ltd.	21,901
750	Jain Irrigation Systems Ltd. - DVR	506
8,452	Jaiprakash Power Ventures Ltd.(b)	4,840
7,028	Jammu & Kashmir Bank Ltd.(b)(c)	114,996
9,049	Jet Airways India Ltd.(b)	57,599
6,226	Jindal Poly Films Ltd.	20,162
94,163	Jindal Saw Ltd.(c)	202,328
6,613	Jindal Stainless Ltd.(b)	8,193
26,695	JSW Energy Ltd.	23,928
10,237	JSW Steel Ltd.	123,593
98,666	Jubilant Foodworks Ltd.(b)	1,992,303
986	Jubilant Industries Ltd.	2,429
5,000	Jubilant Organosys Ltd.(b)	14,834
8,012	Jyothy Laboratories Ltd.	17,892
90,563	Kakinada Fertilizers Ltd.(c)(d)	18,254
7,830	Kalpataru Power Transmission Ltd.(b)	9,862
93,172	Karnataka Bank Ltd.	159,740
1,762	Karur Vysya Bank Ltd.	13,240
24,476	KPIT Cummins Infosystems Ltd.	51,733
3,316	KSB Pumps Ltd.	12,402

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

INDIA (continued)
1,091	Lakshmi Machine Works Ltd.	$30,451
109,325	LIC Housing Finance Ltd.	516,795
15,690	Lupin Ltd.	168,876
21,876	Madras Cements Ltd.	65,099
11,875	Maharashtra Seamless Ltd.(c)	70,676
9,910	Mahindra & Mahindra Financial Services Ltd.	126,693
294	Mahindra Lifespace Developers Ltd.	1,710
3,619	Manaksia Ltd.(b)	2,701
60,692	Mangalore Refinery & Petrochemicals Ltd.(b)	63,513
60,461	Marico Ltd.	211,448
39,550	MAX India Ltd.(b)	124,592
1,025	Merck Ltd.(b)	11,132
16,192	Monnet Ispat & Energy Ltd.	89,119
31,324	Motherson Sumi Systems Ltd.	90,117
13,466	Mphasis Ltd.	95,399
134,813	Nagarjuna Construction Co.(b)	90,538
82,330	Nagarjuna Oil Refinery Ltd.	9,178
104,110	National Aluminium Co. Ltd.	100,151
16,197	NIIT Technologies Ltd.	85,040
38,070	OMAXE Ltd.(b)	104,870
21,234	Opto Circuits India Ltd.(b)	59,084
6,434	Oracle Financial Sevices Software Ltd.(b)	295,236
21,487	Orchid Chemicals & Pharmaceuticals Ltd.	42,190
8,317	Orient Paper & Industries Ltd.	9,758
36,385	Oriental Bank of Commerce	158,062
55	Orissa Minerals Development Co. Ltd.	45,491
14,725	Oswal Chemical & Fertilizers(b)	9,134
25,162	Page Industries Ltd.(c)	1,324,042
3,860	Peninsula Land Ltd.(b)	2,568
104,278	Petronet LNG Ltd.	274,125
1,595	Pfizer Ltd.	34,660
4,125	Phoenix Mills Ltd.	13,588
334,021	Pidilite Industries Ltd.(c)	1,009,000
50,534	Pipavav Defence & Offshore Engineering Co. Ltd.(b)	54,973
7,053	Plethico Pharmaceuticals Ltd.	42,611
40,716	Prism Cement Ltd.	37,520
1,195	Procter & Gamble Hygiene & Health Care Ltd.	48,346
60,577	PTC India Ltd.	61,650
7,850	Punj Lloyd Ltd.(b)	7,213
351,616	Radico Khaitan Ltd.(b)(c)	689,133
14,719	Rain Commodities Ltd.	9,038
24,971	Rajesh Exports Ltd.(b)	58,033
798,227	Rallis India Ltd.(c)	1,822,797
19,421	Ranbaxy Laboratories Ltd.(b)	173,537
22,060	Raymond Ltd.	136,826
49,404	Redington India Ltd.	60,139
53,752	REI Agro Ltd.(b)	10,052
3,937	Reliance Capital Ltd.(b)	23,644

Shares		Value

INDIA (continued)
91,273	Reliance Communications Ltd.(b)	$92,233
1,446	Reliance Infrastructure Ltd.	12,844
16,026	Rolta India Ltd.	19,681
87,447	Ruchi Soya Industries Ltd.	133,336
21,104	Rural Electrification Corp. Ltd.(b)	71,359
9,422	S Mobility Ltd.	7,310
3,688	Sadbhav Engineering Ltd.(b)	8,816
612	Sanofi India Ltd.	24,209
14,299	Satyam Computer Services Ltd.(b)	21,031
14,059	Sesa Goa Ltd.	48,308
5,757	Shipping Corp. of India Ltd.(b)	5,657
2,527	Shoppers Stop Ltd.	16,676
223,438	Shree Renuka Sugars Ltd.	124,947
57,652	Shriram Transport Finance Co. Ltd.(c)	595,957
572,062	Sintex Industries Ltd.(b)	617,681
85,800	SKF India Ltd.(c)	941,926
104	Solar Industries India Ltd.	1,748
426,240	South Indian Bank Ltd.	178,191
9,842	SRF Ltd.	35,836
3,969	State Bank of Bikaner & Jaipur	25,370
8,719	Sun TV Network Ltd.(b)	41,663
4,547	Sundaram Finance Ltd.	60,550
6,405	Supreme Industries Ltd.	28,792
62,836	Suzlon Energy Ltd.(b)	20,789
38,891	Syndicate Bank	68,565
7,242	Tamilnadu Newsprint & Papers Ltd.(b)	14,975
32,487	Tata Chemicals Ltd.	178,747
4,726	Tata Investment Corp. Ltd.(c)	37,390
99,640	Tata Tea Ltd.(b)	228,250
7,182	Tech Mahindra Ltd.	92,308
14,853	Time Technoplast Ltd.(b)	11,925
10,567	Timken India Ltd.	35,930
348	Titagarh Wagons Ltd.	1,973
45,835	Titan Industries Ltd.	182,878
83,432	Torrent Pharmaceuticals Ltd.(c)	1,005,039
25,014	Torrent Power Ltd.	70,681
566	Transport Corp. of India Ltd.	656
2,157	Trent Ltd.	39,562
29,890	Triveni Turbine Ltd.	24,239
697	TTK Prestige Ltd.	44,804
15,066	Tube Investments of India	44,346
8,329	UCO Bank	10,431
10,645	Uflex Ltd.	20,184
13,600	Unichem Laboratories Ltd.	36,558
94,287	Union Bank of India	286,175
22,486	United Breweries Ltd.	224,355
43,389	United Phosphorus Ltd.(b)	93,230
3,775	United Spirits Ltd.	55,086
1,120	Vardhman Special Steels Ltd.	665
5,603	Vardhman Textiles Ltd.	23,837
23,739	Videocon Industries Ltd.	73,119

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

INDIA (continued)
11,180	VIP Industries Ltd.	$14,594
902	VST Industries Ltd.	26,858
1,793	WABCO India Ltd.	49,001
15,809	Wockhardt Ltd.(b)	278,857
548	Wyeth Ltd.	9,065
31,014	Yes Bank Ltd.	203,265
180,211	Zee Entertainment Enterprises Ltd.(c)	546,968
14,226	Zee Learn Ltd.(b)	6,996
4,219	Zensar Technologies Ltd.	20,407
621	Zuari Holdings Ltd.(c)(d)	3,733
621	Zuari Industries Ltd.	1,524
68,526	Zydus Wellness Ltd.(c)	513,738

		50,413,784

INDONESIA — 0.5%
99,000	Adhi Karya Persero Tbk PT	9,518
6,915,500	AKR Corporindo Tbk PT	2,666,833
790,000	Aneka Tambang Tbk PT	106,836
77,000	Asahimas Flat Glass Tbk PT	47,184
165,500	Astra Agro Lestari Tbk PT	402,166
42,411,000	Bakrie & Brothers Tbk PT(b)	224,041
9,710,000	Bakrie Sumatera Plantations Tbk PT	174,400
9,876,000	Bakrie Telecom Tbk PT(b)	178,425
6,953,500	Bakrieland Development Tbk PT(b)	44,814
659,666	Bank Bukopin Tbk PT	43,908
505,316	Bank Danamon Indonesia Tbk PT	322,996
3,011,250	Bank Pan Indonesia Tbk PT(b)	229,065
13,000	Bank Permata Tbk PT(b)	1,950
802,000	Bank Tabungan Negara Tbk PT	116,085
107,500	Bank Tabungan Pensiunan Nasional Tbk PT(b)	47,702
312,500	Barito Pacific Tbk PT(b)	17,169
54,000	Bayan Resources Tbk PT	62,472
4,004,000	Bhakti Investama Tbk PT	171,328
223,000	Bisi International PT	27,801
560,000	Budi Acid Jaya Tbk PT	9,881
2,663,600	Bumi Serpong Damai PT	323,628
4,958,000	Central Proteinaprima Tbk PT(b)(c)(d)	18,334
1,417,500	Charoen Pokphand Indonesia Tbk PT	479,239
5,595,500	Ciputra Development Tbk PT	384,266
238,000	Ciputra Surya Tbk PT	48,782
479,000	Citra Marga Nusaphala Persada Tbk PT	102,480
11,917,500	Darma Henwa Tbk PT(b)	62,956
393,500	Elnusa Tbk PT	7,109
25,671,500	Energi Mega Persada Tbk PT(b)	325,471
36,500	Fajar Surya Wisesa Tbk PT	8,098
947,000	Gajah Tunggal Tbk PT	232,623
2,161,000	Global Mediacom Tbk PT	399,551
1,193,400	Gozco Plantations Tbk PT	30,891
2,010,500	Hexindo Adiperkasa Tbk PT(c)	1,529,382

Shares		Value

INDONESIA (continued)
1,387,000	Holcim Indonesia Tbk PT	$384,667
28,500	Indah Kiat Pulp and Paper Corp. Tbk PT(b)	3,704
182,000	Indika Energy Tbk PT	33,073
28,500	Indo Tambangraya Megah Tbk PT	107,044
1,221,000	Indofood Sukses Makmur Tbk PT	696,609
396,000	Indosat Tbk PT	202,916
11,500	Inovisi Infracom Tbk PT(b)	7,776
417,000	Intiland Development Tbk PT	14,979
379,500	Japfa Comfeed Indonesia Tbk PT	174,414
561,000	Jasa Marga Persero Tbk PT	337,845
2,159,500	Kalbe Farma Tbk PT	872,698
12,459,500	Kawasan Industri Jababeka Tbk PT(b)	240,897
13,416,750	Lippo Karawaci Tbk PT	1,261,586
1,437,300	Matahari Putra Prima Tbk PT	154,891
845,000	Mayora Indah Tbk PT(c)	1,999,789
291,500	Medco Energi Internasional Tbk PT	53,280
10,369,000	Media Nusantara Citra Tbk PT	2,601,836
272,000	Mitra Adiperkasa Tbk PT	206,910
1,688,500	Mitra International Resources Tbk PT(b)(c)(d)	12,488
1,246,000	Pakuwon Jati Tbk PT(b)	29,620
2,139,500	Panin Financial Tbk PT(b)	31,420
705,500	Panin Insurance Tbk PT	37,269
895,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	260,182
827,000	Polychem Indonesia Tbk PT(b)	32,329
1,383,000	Ramayana Lestari Sentosa Tbk PT	184,108
77,500	Resource Alam Indonesia Tbk PT	28,249
6,283,500	Sampoerna Agro Tbk PT(c)	1,991,601
5,073,500	Sentul City Tbk PT(b)	117,926
117,500	Sinar Mas Agro Resources & Technology Tbk PT(c)	80,071
5,000	Sinar Mas Multiartha Tbk PT	2,179
1,762,000	Summarecon Agung Tbk PT	301,578
45,000	Surya Citra Media Tbk PT	49,208
41,500	Tambang Batubara Bukit Asam Persero Tbk PT	69,715
294,000	Tiga Pilar Sejahtera Food Tbk(b)	22,365
1,562,000	Timah Persero Tbk PT	219,489
410,000	Trada Maritime Tbk PT	38,553
4,875,000	Truba Alam Manunggal Engineering PT(b)(c)(d)	12,361
1,152,000	Tunas Baru Lampung Tbk PT	65,724
539,500	Tunas Ridean Tbk PT	45,600
1,155,500	Wijaya Karya Persero Tbk PT	122,081

		21,966,414

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

IRELAND — 0.3%
109,408	AER Lingus Group Plc	$146,059
220,453	Beazley Plc	548,523
154,534	C&C Group Plc(b)	678,798
22,410	DCC Plc(b)	556,707
49,283	Elan Corp. Plc(b)	580,307
11,035	FBD Holdings Plc(b)	107,262
851,520	Glanbia Plc(b)(c)	6,391,062
505,292	Governor & Co. of The Bank of Ireland (The)(b)	62,793
47,500	Grafton Group Plc - Units	162,475
222,418	Greencore Group Plc	263,280
20,066	IFG Group Plc	35,800
30,109	Independent News & Media Plc(b)	7,594
6,355	Irish Continental Group Plc - Units	116,819
156,642	James Hardie Industries SE - CDI	1,377,822
291,661	Kenmare Resources Plc(b)	175,124
32,666	Kerry Group Plc - Class A	1,485,110
84,255	Kingspan Group Plc(b)(e)	673,841
6,121	Kingspan Group Plc(e)	48,954
12,329	Paddy Power Plc(b)	831,298
80,334	Smurfit Kappa Group Plc(b)	598,003
32,630	UBM Plc	327,671
132,882	United Drug Plc(b)	343,020

		15,518,322

ISLE OF MAN — 0.0%
4,535	Hansard Global Plc	8,603

ISRAEL — 1.3%
20,322	Africa Israel Investments Ltd.(b)	51,470
4,663	Airport City Ltd.(b)	17,979
925	Alon Holdings Blue Square Israel Ltd.	1,864
957	AL-ROV Israel Ltd.(b)	15,576
16,296	AudioCodes Ltd.(b)	25,579
28	Bayside Land Corp.	4,353
20,909	Bezeq The Israeli Telecommunication Corp. Ltd.	21,099
1,289	Biocell Ltd.(b)	8,358
409	Ceragon Networks Ltd.(b)	3,374
1,051,000	Check Point Software Technologies Ltd.(b)	51,047,070
4,039	Clal Biotechnology Industries Ltd.(b)	9,735
49,365	Clal Industries & Investments Ltd.	137,547
6,999	Clal Insurance Enterprise Holdings Ltd.	59,453
6,078	Compugen Ltd.(b)	19,437
13,567	Delek Automotive Systems Ltd.	73,322
565	Delek Group Ltd.	74,884
1,042	Delta-Galil Industries Ltd.	9,746
692	DS Apex Holdings Ltd.	2,369
4,935	Elbit Systems Ltd.	159,555

Shares		Value

ISRAEL (continued)
905	Electra Ltd.	$66,130
1	Electra Real Estate Ltd.(b)	1
750	Elron Electronic Industries Ltd.	2,395
509	Equital Ltd.(b)	3,308
205	Evogene Ltd.(b)	855
4,175	EZchip Semiconductor Ltd.(b)	153,114
15,405	First International Bank of Israel Ltd.(b)	149,267
3,427	Formula Systems (1985) Ltd.(b)	50,832
26,484	Frutarom Industries Ltd.	236,204
1,557	Gilat Satellite Networks Ltd.(b)	4,033
4,055	Given Imaging Ltd.(b)	57,887
232	Golf & Co. Ltd.	669
1,279	Hadera Paper Ltd.(b)	43,760
3,385	Harel Insurance Investments & Finances Services Ltd.	81,852
9,063	Hot Telecommunication System Ltd.	71,731
270	Industrial Buildings Corp.(b)	313
206,540	Israel Discount Bank Ltd. - Class A(b)	192,762
477	Ituran Location & Control Ltd.	5,326
2,655	Jerusalem Oil Exploration(b)	45,052
5,171	Kamada Ltd.(b)	35,890
89	Maabarot Products Ltd.	758
2,220	Magic Software Enterprises Ltd.(b)	9,797
9,868	Matrix IT Ltd.	38,394
1,459	Melisron Ltd.	22,227
8,990	Mellanox Technologies Ltd.(b)	968,110
3,805	Menorah Mivtachim Holdings Ltd.(b)	20,479
158,600	Migdal Insurance & Financial Holding Ltd.	146,547
1,673	Mivtach Shamir Holdings Ltd.(b)	26,961
61,197	Mizrahi Tefahot Bank Ltd.(b)	459,314
7,596	Naphtha Israel Petroleum Corp. Ltd.(b)	23,473
736	Neto ME Holdings Ltd.	22,650
2,357	Nice Systems Ltd.(b)	84,074
175,000	Nice Systems Ltd. - ADR(b)	6,300,000
645	Nitsba Holdings 1995 Ltd.(b)	4,276
628,921	Oil Refineries Ltd.(b)	289,379
8,208	Osem Investments Ltd.	102,009
2,872	Paz Oil Co. Ltd.	299,258
7,123	Phoenix Holdings Ltd. (The)(b)	10,630
1,121	Plasson Industries Ltd.	24,726
715	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	18,217
7,504	REIT 1 Ltd.	12,747
1,644	Retalix Ltd.(b)	34,425
3,806	Scailex Corp. Ltd.(b)	5,142
68,879	Shikun & Binui Ltd.	90,375
13,900	Shufersal Ltd.	30,149
6,039	Strauss Group Ltd.(b)	53,921

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

ISRAEL (continued)
220	Suny Electronics Inc., Ltd.(b)	$327
35,485	Tower Semiconductor Ltd.(b)	23,177
2,074	Union Bank of Israel(b)	5,326

		62,071,019

ITALY — 0.4%
113,237	A2A SpA	47,455
5,394	ACEA SpA	28,870
2,255	AcegasAps SpA	11,381
320,040	Aedes SpA(b)	27,722
3,797	Alerion Cleanpower SpA	15,884
27,658	Amplifon SpA	102,908
624	Ansaldo STS SpA	4,787
44,186	Arnoldo Mondadori Editore SpA(b)	49,691
5,010	Ascopiave SpA(b)	5,363
9,416	Astaldi SpA	54,915
10,838	Autogrill SpA	87,745
10,738	Azimut Holding SpA	102,790
208,396	Banca Carige SpA	159,488
16,412	Banca Generali SpA	186,890
1,325	Banca IFIS SpA	7,535
1,813,905	Banca Monte dei Paschi di Siena SpA(b)	402,624
131,774	Banca Piccolo Credito Valtellinese Scarl	172,512
108,691	Banca Popolare dell’Emilia Romagna Scrl	473,953
30,394	Banca Popolare dell’Etruria e del Lazio	36,275
1,232,877	Banca Popolare di Milano Scarl(b)	565,818
107,950	Banca Popolare di Sondrio Scarl	595,575
34,098	Banca Profilo SpA	10,044
7,285	Banco di Desio e della Brianza SpA	14,646
408,828	Banco Popolare Scarl(b)	478,125
3,334	BasicNet SpA	8,159
7,670	Biesse SpA(b)	31,124
13,563	Brembo SpA	140,012
186,475	Brioschi Sviluppo Immobiliare SpA(b)	19,342
19,914	Buzzi Unicem SpA	200,551
4,217	Caltagirone Editore SpA	4,410
22,475	Cementir Holding SpA	37,387
389,606	CIR-Compagnie Industriali Riunite SpA	393,086
11,564	Credito Artigiano SpA	11,461
2,627	Credito Bergamasco SpA	30,917
29,592	Credito Emiliano SpA	100,492
13,731	Danieli & C Officine Meccaniche SpA	289,744
4,885	Datalogic SpA	39,429
93,104	Davide Campari-Milano SpA	642,657
50,118	DeA Capital SpA(b)	78,500
23,657	Delclima(b)	15,092

Shares		Value

ITALY (continued)
23,657	De’Longhi SpA	$261,969
9,154	DiaSorin SpA	251,168
7,151	EEMS Italia SpA(b)	1,716
1,977	EI Towers(b)	46,096
4,610	Elica SpA(b)	3,661
1,550	Engineering Ingegneria Informatica SpA	49,566
20,379	ERG SpA	143,426
5,852	Esprinet SpA	22,479
15,793	Eurotech SpA(b)	21,822
49,066	Falck Renewables SpA	53,127
175,335	Fiat SpA(b)	862,933
177,120	Finmeccanica SpA(b)	649,430
151,956	Fondiaria-Sai SpA(b)	187,341
457,280	Gemina SpA(b)	353,057
10,615	Geox SpA	24,502
31,642	Gruppo Editoriale L’Espresso SpA	24,801
45,443	Hera SpA	55,690
40,272	Immobiliare Grande Distribuzione REIT	38,154
182,644	IMMSI SpA	100,003
15,907	Impregilo SpA	60,047
16,260	Indesit Co. SpA	58,339
3,035	Industria Macchine Automatiche SpA	48,882
12,364	Intek SpA	5,375
32,568	Interpump Group SpA	225,404
42,806	Iren SpA	15,063
36,786	Italcementi SpA	151,717
2,909	Italmobiliare SpA(b)	38,692
40,005	Juventus Football Club SpA(b)	9,214
198,830	KME Group SpA(b)	74,322
762	Landi Renzo SpA(b)	1,175
12,807	Lottomatica SpA	251,652
29,519	Maire Tecnimont SpA(b)	21,102
8,217	Marcolin SpA	45,779
1,779	Mariella Burani SpA(b)(c)(d)	0
9,386	MARR SpA	84,940
189,408	Mediaset SpA	331,395
197,050	Mediobanca SpA	679,834
40,338	Mediolanum SpA	134,106
145,710	Milano Assicurazioni SpA(b)	48,388
7,534	Nice SpA	23,620
635,716	Parmalat SpA	1,200,660
70,369	Piaggio & C SpA	168,836
134,537	Pirelli & C SpA	1,364,009
18,004	Poltrona Frau SpA(b)	19,051
324,328	Prelios SpA(b)	39,786
96,013	Premafin Finanziaria SpA(b)	19,161
11,421	Prysmian SpA	183,666
71,976	RCS Mediagroup SpA(b)	42,411
30,604	Recordati SpA	206,540
125,022	Reno de Medici SpA(b)	17,013
490	Reply SpA	10,454
10,919	Retelit SpA(b)	4,366

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

ITALY (continued)
29	Sabaf SpA	$338
82	SAES Getters SpA	685
16,602	Safilo Group SpA(b)	106,834
119,252	Saras SpA(b)	131,249
3,675	SAVE SpA	28,397
11,347	Screen Service Broadcasting Technologies SpA(b)	2,498
159,274	Seat Pagine Gialle SpA(b)	5,879
18,549	Snai SpA(b)	19,262
15,378	Societa Cattolica di Assicurazioni Scrl(b)	187,323
3,795	Societa Iniziative Autostradali e Servizi SpA	25,658
471	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	20,834
3,079	Socotherm SpA(b)(c)(d)	0
15,879	Sogefi SpA	37,571
12,888	SOL SpA	69,868
60,496	Sorin SpA(b)	126,837
6,138	Tamburi Investment Partners SpA	10,573
331,025	Telecom Italia Media SpA(b)	59,424
20,102	Tiscali SpA(b)	705
3,433	Tod’s SpA	316,165
4,797	Trevi Finanziaria Industriale SpA	25,805
6,610	Uni Land SpA(b)(c)(d)	0
410,872	Unione di Banche Italiane SCPA	1,196,106
104,538	Unipol Gruppo Finanziario SpA(b)	259,564
2,770	Vianini Lavori SpA	9,339
10,354	Vittoria Assicurazioni SpA	54,143
13,735	Yoox SpA(b)	183,023
11,183	Zignago Vetro SpA	63,542

		17,362,921

JAPAN — 5.3%
8,000	77 Bank Ltd. (The)	30,310
4,700	A&D Co. Ltd.	17,567
779	Accordia Golf Co. Ltd.	512,520
58,000	Achilles Corp.	78,694
56,800	ADEKA Corp.	482,028
10,900	Aderans Co. Ltd.(b)	132,404
7,200	Advan Co. Ltd.	76,493
28,600	Advantest Corp.	369,009
4,300	Aeon Delight Co. Ltd.	99,622
2,200	Aeon Fantasy Co. Ltd.	32,863
800	Agrex, Inc.	7,875
8,600	Ahresty Corp.	58,893
11,600	Ai Holdings Corp.	64,737
22,400	Aica Kogyo Co. Ltd.	348,078
3,100	Aichi Bank Ltd. (The)	154,554
4,500	Aichi Corp.	20,333
84,000	Aichi Steel Corp.	321,485
9,000	Aichi Tokei Denki Co. Ltd.	34,099

Shares		Value

JAPAN (continued)
38,100	Aida Engineering Ltd.	$229,210
6,700	Aigan Co. Ltd.	27,615
2,800	Ain Pharmaciez, Inc.	175,795
7,400	Aiphone Co. Ltd.	143,785
38,000	Air Water, Inc.	460,134
5,200	Airport Facilities Co. Ltd.	24,028
3,700	Airtech Japan Ltd.	16,339
13,400	Aisan Industry Co. Ltd.	109,773
7,400	Akebono Brake Industry Co. Ltd.	32,678
76,000	Akita Bank Ltd. (The)	209,152
2,100	Alconix Corp.	40,266
7,400	Alfresa Holdings Corp.	394,982
79,500	Allied Telesis Holdings KK	68,179
11,100	Alpen Co. Ltd.	209,994
3,200	Alpha Corp.	34,243
3,360	Alpha Systems, Inc.	43,395
30,200	Alpine Electronics, Inc.	320,458
86,600	Alps Electric Co. Ltd.	523,203
5,800	Altech Co. Ltd.	13,660
1,500	Altech Corp.	11,482
83,000	Amada Co. Ltd.	441,958
16,800	Amano Corp.	135,690
5	Amiyaki Tei Co. Ltd.	12,160
3,500	Amuse, Inc.	49,280
61,000	Ando Corp.	76,518
13,000	Anest Iwata Corp.	59,904
31,000	Anritsu Corp.	386,880
12,400	AOC Holdings, Inc.	40,950
1,800	AOI Electronic Co. Ltd.	25,482
16,800	AOKI Holdings, Inc.	375,245
69,000	Aomori Bank Ltd. (The)	209,318
24,100	Aoyama Trading Co. Ltd.	471,974
10,600	Arakawa Chemical Industries Ltd.	88,192
25,000	Araya Industrial Co. Ltd.	33,920
8,700	Arc Land Sakamoto Co. Ltd.	131,516
17,638	Arcs Co. Ltd.	388,770
3,600	Argo Graphics, Inc.	48,292
191,400	Ariake Japan Co. Ltd.(c)	4,123,215
22,800	Arisawa Manufacturing Co. Ltd.	58,952
6,200	Arnest One Corp.	85,312
5,190	As One Corp.	111,871
4,000	Asahi Co. Ltd.	66,202
20,000	Asahi Diamond Industrial Co. Ltd.	232,960
6,850	Asahi Holdings, Inc.	118,631
13,000	Asahi Kogyosha Co. Ltd.	48,589
3,000	Asahi Net, Inc.	14,899
32,000	Asahi Organic Chemicals Industry Co. Ltd.	79,462
23,000	Asanuma Corp.(b)	16,192
12,400	Asatsu-DK, Inc.	357,279
31	Asax Co. Ltd.	31,744
24,000	Ashimori Industry Co. Ltd.(b)	31,334
29,000	Asics Corp.	342,246

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
18,000	ASKA Pharmaceutical Co. Ltd.	$98,381
12,000	Asunaro Aoki Construction Co. Ltd.	60,518
10,300	Atom Corp.	47,858
77,000	Atsugi Co. Ltd.	91,661
20,300	Autobacs Seven Co. Ltd.	1,001,683
1,300	Avex Group Holdings, Inc.	19,785
129,000	Awa Bank Ltd. (The)	795,878
9,300	Azbil Corp.	189,631
47,000	Bando Chemical Industries Ltd.	167,846
3,000	Bank of Iwate Ltd. (The)	126,720
7,000	Bank of Kochi Ltd. (The)	7,258
43,000	Bank of Nagoya Ltd. (The)	130,995
15,100	Bank of Okinawa Ltd. (The)(c)	641,690
45,000	Bank of Saga Ltd. (The)	106,560
25,200	Bank of the Ryukyus Ltd.	309,980
8,100	Belc Co. Ltd.	115,603
20,200	Belluna Co. Ltd.	162,893
17,500	Best Denki Co. Ltd.(b)	33,824
297	Bic Camera, Inc.	158,527
500	BML, Inc.	13,446
2,100	Bookoff Corp.	18,252
27,000	Bunka Shutter Co. Ltd.	121,306
4,600	CAC Corp.	36,270
63,000	Calsonic Kansei Corp.	310,464
20	Can Do Co. Ltd.	25,088
8,600	Canon Electronics, Inc.	179,981
11,400	Canon Marketing Japan, Inc.	154,529
6,200	Capcom Co. Ltd.	126,897
17,100	Casio Computer Co. Ltd.	113,599
9,900	Cawachi Ltd.	200,978
137,000	Central Glass Co. Ltd.	510,298
2,000	Central Security Patrols Co. Ltd.	20,301
1,000	Central Sports Co. Ltd.	14,285
22,650	Century Tokyo Leasing Corp.	396,031
10,800	Chiba Kogyo Bank Ltd. (The)(b)	58,752
19,000	Chino Corp.	50,342
8,400	Chiyoda Co. Ltd.	202,783
41,000	Chiyoda Corp.	538,970
1,700	Chiyoda Integre Co. Ltd.	20,150
500	Chofu Seisakusho Co. Ltd.	11,091
46,000	Chori Co. Ltd.	58,291
12,400	Chubu Shiryo Co. Ltd.	80,154
40,000	Chuetsu Pulp & Paper Co. Ltd.	71,680
153,000	Chugai Mining Co. Ltd.(b)	33,293
28,000	Chugai Ro Co. Ltd.	80,998
61,000	Chugoku Bank Ltd. (The)	780,800
27,000	Chugoku Marine Paints Ltd.	132,710
44,000	Chukyo Bank Ltd. (The)	95,181
4,900	Chuo Denki Kogyo Co. Ltd.	19,820
7,000	Chuo Spring Co. Ltd.	24,640
69,200	Citizen Holdings Co. Ltd.	386,191
24,700	CKD Corp.	156,183
48,000	Clarion Co. Ltd.(b)	90,317
7,400	Cleanup Corp.	46,413

Shares		Value

JAPAN (continued)
2,000	CMIC Holdings Co. Ltd.	$31,155
11,700	CMK Corp.	41,633
22,200	Coca-Cola Central Japan Co. Ltd.	285,865
9,000	Coca-Cola West Co. Ltd.	154,598
11,890	Cocokara Fine, Inc.	405,744
15,500	Colowide Co. Ltd.	125,984
4,100	Computer Engineering & Consulting Ltd.	23,511
4,400	Computer Institute of Japan Ltd.	16,727
71,300	COMSYS Holdings Corp.	894,387
4,000	Co-Op Chemical Co. Ltd.(b)	4,864
8,600	Corona Corp.	109,640
7,000	Cosel Co. Ltd.	92,826
199,000	Cosmo Oil Co. Ltd.	438,118
3,500	Cosmos Pharmaceutical Corp.	285,376
2,700	Create Medic Co. Ltd.	27,683
5,300	CTI Engineering Co. Ltd.	30,460
23	Cybernet Systems Co. Ltd.	6,371
22,000	Dai Nippon Toryo Co. Ltd.	22,810
5,000	Daibiru Corp.	35,520
200,000	Daicel Corp.	1,208,320
9,000	Dai-Dan Co. Ltd.	51,725
17,000	Daido Kogyo Co. Ltd.	30,246
13,000	Daido Metal Co. Ltd.	122,803
109,000	Daido Steel Co. Ltd.	622,259
5,300	Daidoh Ltd.	36,294
8,150	Daiei, Inc. (The)(b)	18,882
21,000	Daihen Corp.	65,318
11,000	Daiho Corp.	12,672
22,000	Daiichi Jitsugyo Co. Ltd.	105,037
600	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	12,134
28,000	Dai-Ichi Kogyo Seiyaku Co. Ltd.	83,149
27,000	Daiken Corp.	70,502
19,000	Daiki Aluminium Industry Co. Ltd.	54,234
3,200	Daiko Clearing Services Corp.	11,715
100	Daikoku Denki Co. Ltd.	1,844
1,000	Daikokutenbussan Co. Ltd.	28,019
148,000	Daikyo, Inc.	375,091
5,300	Dainichi Co. Ltd.	43,146
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	158,246
85,000	Dainippon Screen Manufacturing Co. Ltd.	576,640
26,000	Daio Paper Corp.	158,080
38,000	Daisan Bank Ltd. (The)	69,555
11,910	Daiseki Co. Ltd.	200,622
32,000	Daishi Bank Ltd. (The)	94,208
26,000	Daiso Co. Ltd.	76,211
55,000	Daito Bank Ltd. (The)	43,648
5,200	Daito Electron Co. Ltd.	24,228
13,000	Daiwa Industries Ltd.	62,234

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
91,000	Daiwabo Holdings Co. Ltd.	$164,237
33	Daiwahouse Residential Investment Corp. REIT	231,475
10,400	DC Co. Ltd.	31,683
63,060	DCM Holdings Co. Ltd.	439,099
211,000	Denki Kagaku Kogyo KK	702,208
25,000	Denki Kogyo Co. Ltd.	118,080
12,600	Denyo Co. Ltd.	145,636
19,000	Descente Ltd.	119,168
151,000	DIC Corp.	262,861
3,200	Disco Corp.	170,189
7,200	Don Quijote Co. Ltd.	241,275
5,350	Doshisha Co. Ltd.	155,587
4,574	Doutor Nichires Holdings Co. Ltd.	57,376
71,000	Dowa Holdings Co. Ltd.	440,768
12	Dr Ci:Labo Co. Ltd.	40,627
23	Dream Incubator, Inc.(b)	19,548
6,800	DTS Corp.	87,997
6,600	Dunlop Sports Co. Ltd.	79,242
40,300	Duskin Co. Ltd.	798,004
39	Dwango Co. Ltd.	59,505
4,400	Dydo Drinco, Inc.	205,568
4,000	Dynic Corp.	7,782
783	eAccess Ltd.	144,423
11,000	Eagle Industry Co. Ltd.	86,874
4,500	Earth Chemical Co. Ltd.	164,794
242,000	Ebara Corp.	919,987
300	Echo Trading Co. Ltd.	2,623
35,600	EDION Corp.	172,703
58,000	Ehime Bank Ltd. (The)	157,389
11,000	Eidai Co. Ltd.	51,955
58,000	Eighteenth Bank Ltd. (The)	146,995
6,400	Eiken Chemical Co. Ltd.	86,753
2,000	Eizo Nanao Corp.	39,014
2,100	Elematec Corp.	28,600
3,100	Enplas Corp.	91,423
14	EPS Corp.	38,188
17,500	ESPEC Corp.	161,728
2,800	Excel Co. Ltd.	25,984
12,300	Exedy Corp.	247,338
23,000	Ezaki Glico Co. Ltd.	266,432
3,100	F&A Aqua Holdings, Inc.	32,736
381	Faith, Inc.	40,770
3,000	Falco SD Holdings Co. Ltd.	35,981
447,900	FCC Co. Ltd.(c)	6,971,474
15,000	FDK Corp.(b)	15,744
800	Felissimo Corp.	11,223
54,200	FIDEA Holdings Co. Ltd.	105,452
5,000	First Baking Co. Ltd.(b)	5,312
15,100	Foster Electric Co. Ltd.	233,289
4,300	FP Corp.	299,968
34,000	France Bed Holdings Co. Ltd.	73,114
4,000	F-Tech, Inc.	62,720
73,600	Fudo Tetra Corp.(b)	102,687
5,900	Fuji Co. Ltd.	133,444

Shares		Value

JAPAN (continued)
10,600	Fuji Corp. Ltd.	$56,443
220,000	Fuji Electric Co. Ltd.	489,984
7,500	Fuji Electronics Co. Ltd.	102,432
19,000	Fuji Kyuko Co. Ltd.	121,357
26,600	Fuji Oil Co. Ltd.	336,735
36,000	Fujibo Holdings, Inc.	87,552
4,600	Fujicco Co. Ltd.	56,701
12,100	Fujikura Kasei Co. Ltd.	57,460
111,000	Fujikura Ltd.	336,730
3,000	Fujikura Rubber Ltd.	10,560
8,500	Fujimori Kogyo Co. Ltd.	168,531
4,800	FUJISOFT, Inc.	74,834
2,000	Fujita Kanko, Inc.	6,554
47,000	Fujitec Co. Ltd.	285,760
600	Fujitsu Frontech Ltd.	3,302
18,000	Fujitsu General Ltd.	152,525
7,700	FuKoKu Co. Ltd.	72,244
19,000	Fukuda Corp.	66,637
71,000	Fukui Bank Ltd. (The)	158,131
2,600	Fukushima Industries Corp.	36,941
105,000	Fukuyama Transporting Co. Ltd.	590,016
7,800	Funai Consulting Ltd.	52,416
7,000	Funai Electric Co. Ltd.	90,048
48,000	Furukawa Co. Ltd.(b)	39,936
201,000	Furukawa Electric Co. Ltd.	421,939
55,000	Furukawa-Sky Aluminum Corp.	149,248
4,000	Furusato Industries Ltd.	39,936
13,000	Fuso Pharmaceutical Industries Ltd.	39,603
27,700	Futaba Corp.	415,190
24,700	Futaba Industrial Co. Ltd.(b)	116,347
3	Future Architect, Inc.	1,142
14,300	Fuyo General Lease Co. Ltd.	467,667
900	G-7 Holdings, Inc.	4,666
20,000	Gakken Holdings Co. Ltd.	42,240
6,400	Gecoss Corp.	33,751
108	Geo Holdings Corp.	120,545
10,200	Glory Ltd.	212,291
16,800	GMO internet, Inc.	84,941
21,000	Godo Steel Ltd.	40,858
6,480	Goldcrest Co. Ltd.	100,860
33,000	Goldwin, Inc.	171,917
2,000	Gourmet Kineya Co. Ltd.(b)	12,928
114,000	GS Yuasa Corp.	456,730
36,000	GSI Creos Corp.	48,845
2,090	Gulliver International Co. Ltd.	64,151
28,000	Gun-Ei Chemical Industry Co. Ltd.	73,830
71,000	Gunma Bank Ltd. (The)	347,162
64,000	Gunze Ltd.	169,574
6,600	H.I.S. Co. Ltd.	228,265
65,000	H2O Retailing Corp.	671,424
9,000	Hachijuni Bank Ltd. (The)	48,038
5,800	Hakudo Co. Ltd.	54,641
10,630	Hakuhodo DY Holdings, Inc.	704,812

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
9,600	Hakuto Co. Ltd.	$97,567
1,400	Hamakyorex Co. Ltd.	47,398
13,500	Hamamatsu Photonics KK	475,891
172,000	Hanwa Co. Ltd.	618,650
1,400	Happinet Corp.	13,476
5,100	Harashin Narus Holdings Co. Ltd.	90,282
7,400	Hard Off Corp. Co. Ltd.	49,539
8,400	Harima Chemicals, Inc.	46,234
1,300	Haruyama Trading Co. Ltd.	7,305
160,500	Haseko Corp.(b)	110,938
73,300	Hazama Corp.	178,266
15,600	Heiwa Corp.	283,546
23,000	Heiwa Real Estate Co. Ltd.	54,170
12,300	Heiwado Co. Ltd.	178,222
20,900	Hibiya Engineering Ltd.	234,615
4,200	Hiday Hidaka Corp.	68,867
45,000	Higashi-Nippon Bank Ltd. (The)	98,496
55,000	Higo Bank Ltd. (The)	291,456
14,200	Hikari Tsushin, Inc.	680,691
1,300	Hioki EE Corp.	21,682
179,000	Hiroshima Bank Ltd. (The)	593,421
20,000	Hisaka Works Ltd.	164,608
159,000	Hitachi Cable Ltd.(b)	274,752
18,900	Hitachi Capital Corp.	345,946
16,700	Hitachi High-Technologies Corp.	420,466
11,600	Hitachi Koki Co. Ltd.	87,009
11,000	Hitachi Kokusai Electric, Inc.	72,934
14,000	Hitachi Medical Corp.	183,501
1,900	Hitachi Tool Engineering Ltd.	20,794
21,800	Hitachi Transport System Ltd.	403,213
212,000	Hitachi Zosen Corp.	260,506
5,000	Hochiki Corp.	26,240
14,000	Hodogaya Chemical Co. Ltd.	38,349
1,500	Hogy Medical Co. Ltd.	72,960
5,000	Hokkaido Coca-Cola Bottling Co. Ltd.	25,216
10,000	Hokkaido Gas Co. Ltd.	32,256
28,000	Hokkan Holdings Ltd.	78,848
4,000	Hokko Chemical Industry Co. Ltd.	10,957
92,000	Hokkoku Bank Ltd. (The)	335,616
107,000	Hokuetsu Bank Ltd. (The)	205,440
97,865	Hokuetsu Kishu Paper Co. Ltd.	453,467
222,000	Hokuhoku Financial Group, Inc.	323,942
8,000	Hokuriku Electric Industry Co. Ltd.	8,909
7,300	Hokuto Corp.	143,244
7,320	Honeys Co. Ltd.	135,203
184,000	Horiba Ltd.	6,542,746
9,900	Hoshizaki Electric Co. Ltd.	255,974
26,000	Hosokawa Micron Corp.	131,123
44,500	House Foods Corp.	744,467

Shares		Value

JAPAN (continued)
87,000	Howa Machinery Ltd.	$76,838
53,400	Hulic Co. Ltd.	280,927
1,000	Hurxley Corp.	7,667
200	Hutech Norin Co. Ltd.	2,048
16,000	Hyakugo Bank Ltd. (The)	67,379
40,000	Hyakujushi Bank Ltd. (The)	147,968
2,000	I Metal Technology Co. Ltd.	3,379
7,300	IBJ Leasing Co. Ltd.	185,385
2,400	Ichibanya Co. Ltd.	70,318
9,000	Ichikoh Industries Ltd.(b)	14,976
7,300	ICHINEN Holdings Co. Ltd.	38,684
5,800	Ichiyoshi Securities Co. Ltd.	28,657
2,300	Icom, Inc.	51,137
9,700	Idec Corp.	87,160
20,000	Ihara Chemical Industry Co. Ltd.	96,512
5,700	Iida Home Max	52,239
8,600	Iino Kaiun Kaisha Ltd.	35,886
6,600	Imasen Electric Industrial	93,688
10,400	Inaba Denki Sangyo Co. Ltd.	300,718
3,200	Inaba Seisakusho Co. Ltd.	41,001
21,600	Inabata & Co. Ltd.	133,816
10,800	Inageya Co. Ltd.	129,254
25	Industrial & Infrastructure Fund Investment Corp. REIT	164,160
7,300	Ines Corp.	44,197
600	I-Net Corp.	4,285
6,200	Information Services International-Dentsu Ltd.	52,219
10,300	Innotech Corp.	47,990
700	Intage, Inc.	14,892
35	Internet Initiative Japan, Inc.	151,424
4,000	Inui Steamship Co. Ltd.(b)	11,469
1,000	Ise Chemical Corp.	5,427
131,000	Ishihara Sangyo Kaisha Ltd.(b)	105,638
13,000	Ishii Iron Works Co. Ltd.	23,629
14,000	Ishizuka Glass Co. Ltd.	24,550
13,666	IT Holdings Corp.	142,214
4,500	ITC Networks Corp.	34,214
14,000	Ito En Ltd.	266,829
19,900	Itochu Enex Co. Ltd.	109,020
8,100	Itochu Techno-Solutions Corp.	419,904
1,200	Itochu-Shokuhin Co. Ltd.	44,559
71,000	Itoham Foods, Inc.	297,178
5,100	Itoki Corp.	24,349
8,400	Iwai Cosmo Holdings, Inc.	31,826
11,000	Iwaki & Co. Ltd.	24,077
27,000	Iwasaki Electric Co. Ltd.(b)	48,038
63,000	IWATANI Corp.	239,501
130,000	Iyo Bank Ltd. (The)	1,006,720
20,100	Izumi Co. Ltd.	407,017
26,000	Izumiya Co. Ltd.	129,792
46,000	Izutsuya Co. Ltd.(b)	28,851
266,000	J. Front Retailing Co. Ltd.	1,327,872
900	Jalux, Inc.	9,976

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
98,000	Janome Sewing Machine Co. Ltd.(b)	$79,027
17,200	Japan Airport Terminal Co. Ltd.	197,704
16,000	Japan Asia Investment Co. Ltd.(b)	10,240
23,000	Japan Aviation Electronics Industry Ltd.	190,182
7,600	Japan Carlit Co. Ltd.	35,994
3,600	Japan Cash Machine Co. Ltd.	27,003
10,400	Japan Digital Laboratory Co. Ltd.	115,149
2,900	Japan Electronic Materials Corp.	14,774
20,300	Japan Foundation Engineering Co. Ltd.	69,377
6,400	Japan Medical Dynamic Marketing, Inc.	18,842
4,700	Japan Petroleum Exploration Co.	178,435
50,000	Japan Pulp & Paper Co. Ltd.	167,680
23,000	Japan Radio Co. Ltd.(b)	49,165
92,000	Japan Steel Works Ltd. (The)	506,368
22,000	Japan Transcity Corp.	74,906
8,000	Japan Vilene Co. Ltd.	34,099
38,000	Japan Wool Textile Co. Ltd. (The)	256,333
6,500	Jastec Co. Ltd.	40,768
10,000	JBCC Holdings, Inc.	66,688
20,000	Jeol Ltd.	45,056
86,000	JFE Shoji Trade Corp.(b)	309,325
13,000	Jidosha Buhin Kogyo Co. Ltd.	57,574
1,400	JK Holdings Co. Ltd.	6,469
12,000	JMS Co. Ltd.	40,397
41,000	J-Oil Mills, Inc.	118,080
20,000	Joshin Denki Co. Ltd.	228,608
8,000	JSP Corp.	119,501
33,000	Juki Corp.	49,421
35,000	Juroku Bank Ltd. (The)	115,136
19,310	JVC Kenwood Corp.	59,567
2,000	Kabuki-Za Co. Ltd.(c)	104,960
7,600	Kadokawa Group Holdings, Inc.	215,183
5,500	Kaga Electronics Co. Ltd.	56,883
20,100	Kagome Co. Ltd.	447,410
70,000	Kagoshima Bank Ltd. (The)	422,912
11,300	Kakaku.com, Inc.	361,455
28,000	Kaken Pharmaceutical Co. Ltd.	398,182
5,800	Kameda Seika Co. Ltd.	146,772
10,000	Kamei Corp.	94,080
91,000	Kamigumi Co. Ltd.	733,824
14,000	Kanaden Corp.	87,270
10,000	Kanagawa Chuo Kotsu Co. Ltd.	58,112
21,000	Kanamoto Co. Ltd.	239,770
5,000	Kandenko Co. Ltd.	23,744
96,000	Kaneka Corp.	497,664
81,000	Kanematsu Corp.(b)	96,422
12,300	Kanematsu Electronics Ltd.	136,343

Shares		Value

JAPAN (continued)
47,000	Kansai Paint Co. Ltd.	$493,914
15,000	Kanto Denka Kogyo Co. Ltd.	46,080
16,000	Kanto Natural Gas Development Ltd.	82,534
50	Kappa Create Co. Ltd.	1,100
18,000	Kasai Kogyo Co. Ltd.	94,003
16,800	Kasumi Co. Ltd.	118,917
5,000	Katakura Industries Co. Ltd.	41,728
11,900	Kato Sangyo Co. Ltd.	225,738
50,000	Kato Works Co. Ltd.	235,520
2,400	Kawada Technologies, Inc.	33,853
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	74,957
8,000	Kawasaki Kinkai Kisen Kaisha Ltd.	21,094
241,000	Kawasaki Kisen Kaisha Ltd.(b)	370,176
7,000	Kawasumi Laboratories, Inc.	40,499
73,000	Keihan Electric Railway Co. Ltd.	348,531
15,900	Keihanshin Building Co. Ltd.	70,825
3,000	Keihin Co. Ltd. (The)	3,494
10,600	Keihin Corp.	143,414
89,000	Keisei Electric Railway Co. Ltd.	806,554
159,000	Keiyo Bank Ltd. (The)	716,390
13,300	Keiyo Co. Ltd.	82,566
529	Kenedix, Inc.(b)	70,827
2,000	Kentucky Fried Chicken Japan Ltd.	52,326
36,200	Kewpie Corp.	537,034
6,525	KEY Coffee, Inc.	122,357
4,000	KI Holdings Co. Ltd.(b)	5,171
22,700	Kikkoman Corp.	286,783
11,200	Kimoto Co. Ltd.	59,351
40,000	Kinden Corp.	270,336
600	King Jim Co. Ltd.	4,723
29,000	Kinki Nippon Tourist Co. Ltd.(b)	39,718
7,000	Kinki Sharyo Co. Ltd.	25,626
7,200	Kintetsu World Express, Inc.	224,317
18,000	Kinugawa Rubber Industrial Co. Ltd.	114,970
3,500	Kirayaka Bank Ltd.	3,629
5,900	Kisoji Co. Ltd.	120,379
13,900	Kissei Pharmaceutical Co. Ltd.	244,640
66,000	Kitagawa Iron Works Co. Ltd.	118,272
3,100	Kita-Nippon Bank Ltd. (The)	84,955
21,000	Kitano Construction Corp.	45,427
31,000	Kitz Corp.	124,198
271,000	Kiyo Holdings, Inc.	381,568
29,600	Koa Corp.	265,216
22,000	Koatsu Gas Kogyo Co. Ltd.	139,392
8,200	Kobayashi Pharmaceutical Co. Ltd.	428,762
24,000	Kohnan Shoji Co. Ltd.	287,846
1,300	Kohsoku Corp.	11,465
13,000	Koike Sanso Kogyo Co. Ltd.	33,779

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
33,000	Koito Manufacturing Co. Ltd.	$421,555
17,500	Kojima Co. Ltd.	56,672
35,700	Kokuyo Co. Ltd.	266,408
23,000	KOMAIHALTEC, Inc.	66,829
5,000	Komatsu Seiren Co. Ltd.	23,936
4,300	Komatsu Wall Industry Co. Ltd.	55,480
11,700	Komeri Co. Ltd.	293,380
12,300	Komori Corp.	74,312
5,500	Konaka Co. Ltd.	63,501
9,700	Konishi Co. Ltd.	136,576
6,500	Kose Corp.	152,838
2,000	Kosei Securities Co. Ltd.	1,971
2,100	Kourakuen Corp.	31,987
39,000	Krosaki Harima Corp.	82,867
4,200	KRS Corp.	46,287
13,828	K’s Holdings Corp.	453,116
800	KU Holdings Co. Ltd.	4,844
79,000	Kumagai Gumi Co. Ltd.(b)	74,829
7,000	Kumiai Chemical Industry Co. Ltd.	33,958
400	Kura Corp.	5,565
96,000	Kurabo Industries Ltd.	164,659
39,000	Kureha Corp.	160,243
40,000	Kurimoto Ltd.	117,248
23,400	Kuroda Electric Co. Ltd.	275,259
72,000	KYB Co. Ltd.	310,579
34,000	Kyodo Printing Co. Ltd.	88,781
41,000	Kyodo Shiryo Co. Ltd.	46,707
5,000	Kyokuto Boeki Kaisha Ltd.(b)	8,064
13,600	Kyokuto Kaihatsu Kogyo Co. Ltd.	122,552
5,900	Kyokuto Securities Co. Ltd.	43,197
26,000	Kyokuyo Co. Ltd.	62,566
30,000	KYORIN Holdings, Inc.	656,256
4,500	Kyoritsu Maintenance Co. Ltd.	97,574
40,000	Kyosan Electric Manufacturing Co. Ltd.	164,864
2,400	Kyoto Kimono Yuzen Co. Ltd.	28,140
64,000	Kyowa Exeo Corp.	661,094
1,600	Kyowa Leather Cloth Co. Ltd.	5,550
24,000	Kyudenko Corp.	137,318
2,700	LEC, Inc.	34,836
61,500	Leopalace21 Corp.(b)	208,608
8,600	Life Corp.	162,478
19,500	Lintec Corp.	356,928
54,000	Lion Corp.	299,981
25,000	Look, Inc.	170,880
66	M3, Inc.	344,678
4,300	Mabuchi Motor Co. Ltd.	168,147
4,500	Macnica, Inc.	95,616
6,000	MacroMill, Inc.	66,202
50,000	Maeda Corp.	241,280
47,000	Maeda Road Construction Co. Ltd.	629,274
5,000	Maezawa Kasei Industries Co. Ltd.	55,552

Shares		Value

JAPAN (continued)
5,000	Maezawa Kyuso Industries Co. Ltd.	$68,608
78,000	Makino Milling Machine Co. Ltd.	402,355
6,000	Mandom Corp.	154,138
4,900	Mars Engineering Corp.	111,892
11,900	Marubun Corp.	52,550
95,000	Marudai Food Co. Ltd.	358,720
14,000	Maruei Department Store Co. Ltd.(b)	15,590
13,000	Maruetsu, Inc. (The)	47,757
4,000	Marufuji Sheet Piling Co. Ltd.	10,086
30,910	Maruha Nichiro Holdings, Inc.	46,291
170,900	Marui Group Co. Ltd.	1,260,012
20,200	Maruichi Steel Tube Ltd.	395,597
12,100	Marusan Securities Co. Ltd.	40,269
2,900	Maruwa Co. Ltd.	83,075
24,000	Maruyama Manufacturing Co., Inc.	48,538
900	Maruzen CHI Holdings Co. Ltd.(b)	2,304
25,000	Maruzen Showa Unyu Co. Ltd.	81,280
6,500	Matsuda Sangyo Co. Ltd.	94,931
7,000	Matsui Securities Co. Ltd.	41,574
22,000	Matsumotokiyoshi Holdings Co. Ltd.	498,432
2,700	Matsuya Foods Co. Ltd.	50,872
12,000	Max Co. Ltd.	135,322
3,700	Maxvalu Tokai Co. Ltd.	52,570
2,400	MEC Co. Ltd.	7,127
102,200	Medipal Holdings Corp.	1,478,221
7,600	Megachips Corp.	139,305
7,850	Megane Top Co. Ltd.	90,733
19,000	Megmilk Snow Brand Co. Ltd.	322,970
65,000	Meidensha Corp.	240,448
6,700	Meiko Network Japan Co. Ltd.	68,093
10,700	Meitec Corp.	230,778
200	Meito Transportation Co. Ltd.	1,492
20,900	Meiwa Corp.	123,327
10,100	Meiwa Estate Co. Ltd.	51,453
4,500	Melco Holdings, Inc.	92,218
34,000	Michinoku Bank Ltd. (The)	67,891
33,000	Mie Bank Ltd. (The)	73,075
13,700	Mikuni Coca-Cola Bottling Co. Ltd.	118,719
2,448	Milbon Co. Ltd.	77,145
700	Mimasu Semiconductor Industry Co. Ltd.	5,492
72,000	Minato Bank Ltd. (The)	130,867
35,000	Minebea Co. Ltd.	123,648
12,600	Ministop Co. Ltd.	221,115
203,300	Miraca Holdings, Inc.	8,691,482
12,340	Mirait Holdings Corp.	89,875
8,500	Misawa Homes Co. Ltd.	125,338
23,300	MISUMI Group, Inc.	568,744
4,800	Mitani Corp.	57,815

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
21,000	Mitsuba Corp.	$137,894
13,000	Mitsubishi Kakoki Kaisha Ltd.	22,298
22,000	Mitsubishi Logistics Corp.	234,573
51,000	Mitsubishi Paper Mills Ltd.(b)	43,085
10,600	Mitsubishi Pencil Co. Ltd.	182,083
3,400	Mitsubishi Shokuhin Co. Ltd.	78,597
25,000	Mitsubishi Steel Manufacturing Co. Ltd.	53,440
14,000	Mitsuboshi Belting Co. Ltd.	82,432
142,000	Mitsui Engineering & Shipbuilding Co. Ltd.	179,942
5,300	Mitsui High-Tec, Inc.(b)	25,644
14,000	Mitsui Home Co. Ltd.	77,056
511	Mitsui Knowledge Industry Co. Ltd.	90,525
19,000	Mitsui Matsushima Co. Ltd.	29,670
246,000	Mitsui Mining & Smelting Co. Ltd.	513,254
66,000	Mitsui Sugar Co. Ltd.	219,648
29,000	Mitsui-Soko Co. Ltd.	99,110
2,600	Mitsumi Electric Co. Ltd.(b)	16,940
7,000	Mitsuuroko Co. Ltd.	46,771
147,600	Miura Co. Ltd.(c)	3,744,553
7,100	Miyachi Corp.	45,076
38,000	Miyaji Engineering Group, Inc.(b)	67,123
30,000	Miyazaki Bank Ltd. (The)	74,880
26,000	Miyoshi Oil & Fat Co. Ltd.	32,282
62,000	Mizuno Corp.	322,995
19,000	Mochida Pharmaceutical Co. Ltd.	228,122
2,200	Modec, Inc.	40,128
206	Monex Group, Inc.	33,909
45,600	Mori Seiki Co. Ltd.	336,783
16,000	Morinaga & Co. Ltd.	36,864
145,000	Morinaga Milk Industry Co. Ltd.	528,960
14,000	Morita Holdings Corp.	103,219
22,000	Mory Industries, Inc.	65,894
9,300	MOS Food Services, Inc.	186,655
14,500	Moshi Moshi Hotline, Inc.	156,275
11,900	Mr Max Corp.	46,762
2,000	Murakami Corp.	23,885
9,000	Musashi Seimitsu Industry Co. Ltd.	155,635
21,800	Musashino Bank Ltd. (The)	607,470
26,000	Mutoh Holdings Co. Ltd.	71,552
23,900	Nabtesco Corp.	527,712
100	NAC Co. Ltd.	2,555
57,000	Nachi-Fujikoshi Corp.	186,048
5,500	Nagaileben Co. Ltd.	83,565
13,000	Nagano Bank Ltd. (The)	24,128
1,000	Nagano Keiki Co. Ltd.	8,781
91,400	Nagase & Co. Ltd.	1,062,287
7,000	Nagatanien Co. Ltd.	68,723
49,000	Nagoya Railroad Co. Ltd.	132,966
22,000	Nakabayashi Co. Ltd.	52,659

Shares		Value

JAPAN (continued)
13,000	Nakamuraya Co. Ltd.	$63,565
27,000	Nakayama Steel Works Ltd.(b)	14,515
34,100	Namco Bandai Holdings, Inc.	491,913
7,000	Nankai Electric Railway Co. Ltd.	31,091
85,000	Nanto Bank Ltd. (The)	357,952
3,600	Natori Co. Ltd.	39,352
9,600	NEC Capital Solutions Ltd.	129,884
7,400	NEC Fielding Ltd.	92,352
4,200	NEC Mobiling Ltd.	153,592
19,700	NEC Networks & System Integration Corp.	333,356
31,800	NET One Systems Co. Ltd.	453,850
27,200	Neturen Co. Ltd.	200,888
63,700	NHK Spring Co. Ltd.	675,933
26,000	Nice Holdings, Inc.	62,234
11,000	Nichia Steel Works Ltd.	28,301
38,000	Nichias Corp.	191,155
17,000	Nichiban Co. Ltd.	55,270
32,700	Nichicon Corp.	268,297
3,500	Nichiden Corp.	89,824
16,000	Nichiha Corp.	184,730
19,100	Nichii Gakkan Co.	179,448
22,000	Nichimo Co. Ltd.	45,056
125,000	Nichirei Corp.	636,800
18,000	Nichireki Co. Ltd.	91,699
16,000	Nidec Sankyo Corp.	86,835
5,600	Nidec Tosok Corp.	45,947
466,300	Nifco, Inc.(c)	10,445,120
78	NIFTY Corp.	123,802
808	Nihon Chouzai Co. Ltd.	30,520
600	Nihon Dempa Kogyo Co. Ltd.	7,242
2,400	Nihon Eslead Corp.	19,661
12,300	Nihon Kohden Corp.	402,417
3,000	Nihon M&A Center, Inc.	89,126
27,000	Nihon Nohyaku Co. Ltd.	119,232
24,000	Nihon Parkerizing Co. Ltd.	339,149
2,800	Nihon Plast Co. Ltd.	20,429
1,000	Nihon Shokuhin Kako Co. Ltd.	4,352
1,100	Nihon Tokushu Toryo Co. Ltd.	4,689
2,050	Nihon Trim Co. Ltd.	50,407
10,000	Nihon Unisys Ltd.	67,072
49,000	Nihon Yamamura Glass Co. Ltd.	107,878
29,000	Nikkiso Co. Ltd.	332,966
6,000	Nikko Co. Ltd.	23,501
55,000	Nippo Corp.	659,648
43,000	Nippon Beet Sugar Manufacturing Co. Ltd.	90,816
43,000	Nippon Carbide Industries Co., Inc.	58,893
47,000	Nippon Carbon Co. Ltd.	104,077
8,100	Nippon Ceramic Co. Ltd.	115,707
31,000	Nippon Chemical Industrial Co. Ltd.	43,648
70,000	Nippon Chemi-Con Corp.(b)	158,592

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
3,000	Nippon Chemiphar Co. Ltd.	$16,512
115,000	Nippon Coke & Engineering Co. Ltd.	141,312
18,000	Nippon Concrete Industries Co. Ltd.	52,070
26,000	Nippon Conveyor Co. Ltd.	23,962
42,000	Nippon Denko Co. Ltd.	133,325
26,000	Nippon Densetsu Kogyo Co. Ltd.	259,584
16,000	Nippon Denwa Shisetsu Co. Ltd.	50,790
400	Nippon Felt Co. Ltd.	2,043
600	Nippon Filcon Co. Ltd.	2,941
9,700	Nippon Fine Chemical Co. Ltd.	64,563
38,000	Nippon Flour Mills Co. Ltd.	167,808
26,000	Nippon Formula Feed Manufacturing Co. Ltd.	34,944
9,200	Nippon Gas Co. Ltd.	120,940
11,000	Nippon Hume Corp.	48,717
31	Nippon Jogesuido Sekkei Co. Ltd.	39,839
3,400	Nippon Kanzai Co. Ltd.	63,844
60,000	Nippon Kayaku Co. Ltd.	582,912
44,000	Nippon Kinzoku Co. Ltd.(b)	60,262
56,000	Nippon Koei Co. Ltd.	203,571
17,200	Nippon Konpo Unyu Soko Co. Ltd.	206,730
25,000	Nippon Koshuha Steel Co. Ltd.	25,600
450,000	Nippon Light Metal Co. Ltd.	495,360
60,000	Nippon Meat Packers, Inc.	790,272
4,000	Nippon Metal Industry Co. Ltd.(b)	2,458
66,000	Nippon Paint Co. Ltd.	547,430
34,800	Nippon Paper Group, Inc.	443,213
6	Nippon Parking Development Co. Ltd.	305
16,000	Nippon Pillar Packing Co. Ltd.	121,242
46,000	Nippon Piston Ring Co. Ltd.	85,376
54,000	Nippon Road Co. Ltd. (The)	210,125
19,000	Nippon Seiki Co. Ltd.	187,264
4,000	Nippon Seiro Co. Ltd.	11,725
10,000	Nippon Seisen Co. Ltd.	43,648
28,000	Nippon Sharyo Ltd.	98,560
10,000	Nippon Sheet Glass Co. Ltd.	9,344
35,000	Nippon Shinyaku Co. Ltd.	431,424
64,000	Nippon Shokubai Co. Ltd.	783,974
23,500	Nippon Signal Co. Ltd. (The)	150,099
74,000	Nippon Soda Co. Ltd.	308,787
28,000	Nippon Steel Trading Co. Ltd.	73,830
53,800	Nippon Suisan Kaisha Ltd.	124,644
35,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	207,872
16,000	Nippon Thompson Co. Ltd.	69,427
3,000	Nippon Tungsten Co. Ltd.	5,645
21,000	Nippon Valqua Industries Ltd.	58,061
53,000	Nippon Yakin Kogyo Co. Ltd.(b)	54,950

Shares		Value

JAPAN (continued)
18,000	Nippon Yusoki Co. Ltd.	$51,610
24,000	Nipro Corp.	133,325
1,000	Nishikawa Rubber Co. Ltd.	10,342
97,000	Nishimatsu Construction Co. Ltd.	168,858
6,400	Nishimatsuya Chain Co. Ltd.	54,804
327,000	Nishi-Nippon City Bank Ltd. (The)	719,923
73,000	Nishi-Nippon Railroad Co. Ltd.	317,696
18,300	Nissan Chemical Industries Ltd.	193,951
74,000	Nissan Shatai Co. Ltd.	815,539
30,000	Nissan Tokyo Sales Holdings Co. Ltd.(b)	124,032
6,300	Nissei Corp.(c)	60,077
1,500	Nissei Plastic Industrial Co. Ltd.	5,990
9,800	Nissen Holdings Co. Ltd.	41,144
700	Nissha Printing Co. Ltd.(b)	7,141
34,000	Nisshin Oillio Group Ltd. (The)	134,912
227,000	Nisshin Steel Co. Ltd.	252,787
40,000	Nisshinbo Holdings, Inc.	264,704
34,000	Nissin Corp.	92,262
22,000	Nissin Electric Co. Ltd.	141,082
18,300	Nissin Kogyo Co. Ltd.	245,015
2,600	Nissin Sugar Holdings Co. Ltd.(b)	49,454
6,500	Nissui Pharmaceutical Co. Ltd.	65,478
12,300	Nitta Corp.	189,715
8,600	Nittan Valve Co. Ltd.	29,171
27,000	Nittetsu Mining Co. Ltd.	100,224
125,000	Nitto Boseki Co. Ltd.	371,200
17,600	Nitto Kogyo Corp.	317,870
4,800	Nitto Kohki Co. Ltd.	102,789
9,000	Nitto Seiko Co. Ltd.	23,270
7,400	Noevir Holdings Co. Ltd.	87,048
109,000	NOF Corp.	528,781
12,000	Nohmi Bosai Ltd.	76,339
17,000	Nomura Co. Ltd.	54,835
15,100	Nomura Real Estate Holdings, Inc.	282,382
42,000	Noritake Co. Ltd.	105,907
8,700	Noritsu Koki Co. Ltd.	39,756
13,800	Noritz Corp.	239,347
7,700	NS Solutions Corp.	150,304
12,000	NS United Kaiun Kaisha Ltd.(b)	15,974
3,100	NSD Co. Ltd.	27,340
197,000	NTN Corp.	534,579
4,500	Obara Group, Inc.	52,589
21,000	Obayashi Road Corp.	54,835
2,000	OBIC Business Consultants Ltd.	105,600
960	Obic Co. Ltd.	195,871
32,000	Oenon Holdings, Inc.	79,872
78,000	Ogaki Kyoritsu Bank Ltd. (The)	270,566
4,300	Ohara, Inc.	37,923
900	Ohashi Technica, Inc.	6,267
14,038	Oiles Corp.	273,123
36,000	Oita Bank Ltd. (The)	114,739

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
33,100	Okabe Co. Ltd.	$201,248
26,000	Okamoto Industries, Inc.	107,827
9,000	Okamoto Machine Tool Works Ltd.(b)	10,368
35,000	Okamura Corp.	278,656
21,000	Okasan Securities Group, Inc.	74,726
168,000	Oki Electric Industry Co. Ltd.(b)	266,650
3,160	Okinawa Electric Power Co., Inc. (The)	86,033
54,000	OKK Corp.(b)	67,046
62,000	OKUMA Corp.	375,373
77,000	Okumura Corp.	265,126
26,000	Okura Industrial Co. Ltd.	59,238
14,000	Okuwa Co. Ltd.	194,074
6,700	Onoken Co. Ltd.	55,572
111,000	Onward Holdings Co. Ltd.	834,010
1,800	Optex Co. Ltd.	21,220
23,000	Organo Corp.	157,504
17,000	Origin Electric Co. Ltd.	56,141
2,700	Osaka Organic Chemical Industry Ltd.	14,066
9,500	Osaka Steel Co. Ltd.	160,269
6,500	OSAKA Titanium Technologies Co.	193,357
10,000	Osaki Electric Co. Ltd.	76,800
25,100	OSG Corp.	343,770
5,300	Otsuka Corp.	468,096
3,000	Oyo Corp.	32,026
37,000	Pacific Industrial Co. Ltd.	215,014
19,000	Pacific Metals Co. Ltd.	68,339
2,450	Pack Corp. (The)	41,740
2,000	Pal Co. Ltd.	110,208
7,650	Paltac Corp.	109,181
57,000	PanaHome Corp.	350,938
10,500	Panasonic Industrial Devices SUNX Co. Ltd.	48,250
1,000	Panasonic Information Systems Co. Ltd.	24,486
7,700	Paramount Bed Holdings Co. Ltd.	234,080
27,900	Parco Co. Ltd.	355,692
10,100	Paris Miki Holdings, Inc.	62,701
17,500	Park24 Co. Ltd.	268,800
10,000	Pasco Corp.	30,080
14	Pasona Group, Inc.	9,498
121,000	Penta-Ocean Construction Co. Ltd.	308,211
2,700	PIA Corp.	34,214
5,700	Pigeon Corp.	249,523
66	Pilot Corp.	122,496
4,800	Piolax, Inc.	102,236
78,700	Pioneer Corp.(b)	217,590
10,200	Plenus Co. Ltd.	192,707
44,000	Press Kogyo Co. Ltd.	197,120
900	Pressance Corp.	14,262
47,000	Prima Meat Packers Ltd.	86,630

Shares		Value

JAPAN (continued)
6,800	Pronexus, Inc.	$40,735
17,000	PS Mitsubishi Construction Co. Ltd.	75,072
42,100	Raito Kogyo Co. Ltd.	181,603
14,000	Rasa Industries Ltd.(b)	13,082
22,400	Renesas Electronics Corp.(b)	75,407
85,840	Rengo Co. Ltd.	474,661
23,200	Renown, Inc.(b)	35,041
13,100	Resorttrust, Inc.	231,398
3,000	Rheon Automatic Machinery Co. Ltd.	7,296
11,000	Rhythm Watch Co. Ltd.	17,600
6,800	Ricoh Leasing Co. Ltd.	157,194
4,500	Right On Co. Ltd.	38,419
31,000	Riken Corp.	121,421
11,400	Riken Keiki Co. Ltd.	77,192
7,000	Riken Technos Corp.	19,712
2,600	Riken Vitamin Co. Ltd.(c)	73,216
4,700	Ringer Hut Co. Ltd.	63,830
16,800	Riso Kagaku Corp.	280,842
698	Riso Kyoiku Co. Ltd.	49,586
4,500	Rock Field Co. Ltd.	85,075
32,000	Rohto Pharmaceutical Co. Ltd.	435,405
1,500	Roland DG Corp.	17,338
55,600	Round One Corp.	287,519
8,600	Royal Holdings Co. Ltd.	101,824
33,000	Ryobi Ltd.	86,592
16,000	Ryoden Trading Co. Ltd.	95,642
7,600	Ryohin Keikaku Co. Ltd.	412,467
4,800	Ryosan Co. Ltd.	89,334
8,400	Ryoyo Electro Corp.	87,951
3,500	S Foods, Inc.	31,136
2,000	Sagami Chain Co. Ltd.(b)	15,898
69,000	Saibu Gas Co. Ltd.	185,472
10,000	Saizeriya Co. Ltd.	153,472
41,000	Sakai Chemical Industry Co. Ltd.	126,477
18,000	Sakai Heavy Industries Ltd.	60,134
39,000	Sakai Ovex Co. Ltd.	51,418
18,000	Sakata INX Corp.	87,322
17,300	Sakata Seed Corp.	229,633
4,500	Sala Corp.	29,837
3,500	San-A Co. Ltd.	130,458
50,000	San-Ai Oil Co. Ltd.	242,560
15,000	Sanden Corp.	47,808
22,575	Sangetsu Co. Ltd.	557,404
69,000	San-In Godo Bank Ltd. (The)	485,760
15,700	Sanix, Inc.(b)	53,857
44,000	Sanken Electric Co. Ltd.	165,581
7,000	Sanki Engineering Co. Ltd.	37,811
50	Sanko Marketing Foods Co. Ltd.	59,264
14,000	Sanko Metal Industrial Co. Ltd.	39,962
23,200	Sankyo Seiko Co. Ltd.	80,476
56,000	Sankyo-Tateyama Holdings, Inc.	102,502

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
120,000	Sankyu, Inc.	$453,120
20,600	Sanoh Industrial Co. Ltd.	165,064
15,400	Sanshin Electronics Co. Ltd.	114,132
68,000	Sanwa Holdings Corp.	287,232
21,000	Sanyo Chemical Industries Ltd.	127,949
13,000	Sanyo Denki Co. Ltd.	81,869
54	Sanyo Housing Nagoya Co. Ltd.	56,402
18,000	Sanyo Shokai Ltd.	59,904
78,000	Sanyo Special Steel Co. Ltd.	289,536
98,500	Sapporo Hokuyo Holdings, Inc.	283,680
12,000	Sapporo Holdings Ltd.	37,939
8,000	Sasebo Heavy Industries Co. Ltd.	8,602
26,000	Sata Construction Co. Ltd.(b)	19,968
4,900	SATO Holdings Corp.	76,769
6,300	Sato Shoji Corp.	44,513
4,200	Satori Electric Co. Ltd.	21,396
4,500	Sawai Pharmaceutical Co. Ltd.	491,904
1,000	SAXA Holdings, Inc.	1,818
7,503	SBI Holdings, Inc.	513,805
5,200	Scroll Corp.	18,903
21,797	SCSK Corp.	296,021
1,600	Secom Joshinetsu Co. Ltd.(c)	47,514
4,000	Seibu Electric Industry Co. Ltd.	17,664
37,000	Seika Corp.	106,560
3,500	Seikagaku Corp.	36,557
33,600	Seiko Epson Corp.	270,520
29,000	Seiko Holdings Corp.(b)	79,437
100	Seiko PMC Corp.	388
93,000	Seino Holdings Corp.	632,102
18,700	Seiren Co. Ltd.	125,185
32,000	Sekisui Jushi Corp.(c)	335,462
35,000	Sekisui Plastics Co. Ltd.	106,624
30,000	Senko Co. Ltd.	133,248
2,000	Senshu Electric Co. Ltd.	24,653
8,420	Senshu Ikeda Holdings, Inc.	43,326
9,000	Senshukai Co. Ltd.	56,678
30,000	Shibaura Mechatronics Corp.(b)	57,600
25,000	Shibusawa Warehouse Co. Ltd. (The)	70,720
9,400	Shibuya Kogyo Co. Ltd.	99,505
80,000	Shiga Bank Ltd. (The)	440,320
59,000	Shikibo Ltd.	67,213
50,000	Shikoku Bank Ltd. (The)	120,960
25,000	Shikoku Chemicals Corp.	136,640
1,000	Shima Seiki Manufacturing Ltd.	14,349
32,149	Shimachu Co. Ltd.	679,398
74,000	Shimadzu Corp.	608,102
2,800	Shimizu Bank Ltd. (The)	74,010
2,500	Shimojima Co. Ltd.	30,496
4,000	Shin Nippon Air Technologies Co. Ltd.	24,730
47,000	Shinagawa Refractories Co. Ltd.	97,459
32,000	Shindengen Electric Manufacturing Co. Ltd.	95,027
16,600	Shin-Etsu Polymer Co. Ltd.	71,181

Shares		Value

JAPAN (continued)
9,000	Shin-Keisei Electric Railway Co. Ltd.	$40,320
9,600	Shinko Electric Industries Co. Ltd.	67,707
12,100	Shinko Plantech Co. Ltd.	112,443
4,000	Shinko Shoji Co. Ltd.	34,765
7,000	Shinko Wire Co. Ltd.	11,648
41,000	Shinmaywa Industries Ltd.	205,197
31,500	Shinnihon Corp.	78,221
30,000	Shinsho Corp.	62,208
900	Shinwa Co. Ltd. Nagoya	10,691
10,500	Ship Healthcare Holdings, Inc.	275,654
34,000	Shiroki Corp.	89,651
3,000	Shizuki Electric Co., Inc.	13,440
32,500	Shizuoka Gas Co. Ltd.	211,328
6,700	SHO-BOND Holdings Co. Ltd.	199,907
6,500	Shobunsha Publications, Inc.	45,011
26,000	Shochiku Co. Ltd.	255,258
500	Shofu, Inc.	5,402
34,000	Shoko Co. Ltd.	50,048
25,600	Showa Corp.	198,902
363,600	Showa Denko KK	660,879
32,000	Showa Sangyo Co. Ltd.	104,858
19,100	Showa Shell Sekiyu KK	104,393
11,600	Siix Corp.	140,759
15,000	Sinanen Co. Ltd.	63,936
28,000	Sinfonia Technology Co. Ltd.	59,853
41,100	Sintokogio Ltd.	391,404
1,222	SKY Perfect JSAT Holdings, Inc.	511,480
27,000	SMK Corp.	81,562
13,500	SNT Corp.	60,134
21,400	Sodick Co. Ltd.	106,281
2,200	Soft99 Corp.	13,545
2,200	Sogo Medical Co. Ltd.	78,792
49,188	Sohgo Security Services Co. Ltd.	670,531
869,900	Sojitz Corp.	1,358,436
67	So-Net Entertainment Corp.	283,008
7,000	Sotetsu Holdings, Inc.	23,654
1,900	Space Co. Ltd.	12,403
400	SPK Corp.	6,845
13,100	Square Enix Holdings Co. Ltd.	203,396
2,700	SRA Holdings, Inc.	31,035
10,000	Stanley Electric Co. Ltd.	148,608
19,100	Star Micronics Co. Ltd.	179,448
26,000	Starzen Co. Ltd.	73,216
2,300	Stella Chemifa Corp.	41,481
2,500	Studio Alice Co. Ltd.	41,792
8,000	Sugi Holdings Co. Ltd.	266,957
3,800	Sugimoto & Co. Ltd.	37,647
8,100	Sumco Corp.(b)	62,312
4,800	Sumida Corp.	23,040
81,000	Sumikin Bussan Corp.	196,992
22,000	Suminoe Textile Co. Ltd.	43,648
84,000	Sumitomo Bakelite Co. Ltd.	350,515
13,200	Sumitomo Densetsu Co. Ltd.	92,590

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
35,900	Sumitomo Forestry Co. Ltd.	$311,095
40,000	Sumitomo Light Metal Industries Ltd.	38,912
11,200	Sumitomo Mitsui Construction Co. Ltd.(b)	7,598
246,000	Sumitomo Osaka Cement Co. Ltd.	818,688
13,900	Sumitomo Pipe & Tube Co. Ltd.	115,648
14,000	Sumitomo Precision Products Co. Ltd.	70,246
3,140	Sumitomo Real Estate Sales Co. Ltd.	164,385
38,000	Sumitomo Seika Chemicals Co. Ltd.	143,488
61,000	Sumitomo Warehouse Co. Ltd. (The)	277,184
12,700	Sundrug Co. Ltd.	443,301
3,600	Sun-Wa Technos Corp.	29,906
61,000	Suruga Bank Ltd.	648,064
27,600	Suzuken Co. Ltd.	993,070
80,000	SWCC Showa Holdings Co. Ltd.	67,584
62,000	SXL Corp.(b)	108,723
54	Systena Corp.	42,509
1,900	T. Hasegawa Co. Ltd.	25,098
42,000	T. RAD Co. Ltd.	138,701
6,000	Tachibana Eletech Co. Ltd.	53,069
11,900	Tachi-S Co. Ltd.	197,102
69	Tact Home Co. Ltd.	68,360
68,000	Tadano Ltd.	466,534
10,000	Taihei Dengyo Kaisha Ltd.	69,120
46,000	Taihei Kogyo Co. Ltd.	216,090
326,000	Taiheiyo Cement Corp.	721,894
37,000	Taiheiyo Kouhatsu, Inc.	36,467
9,600	Taiho Kogyo Co. Ltd.	103,711
16,700	Taikisha Ltd.	365,530
12,000	Taiko Bank Ltd. (The)	30,566
211,900	Taisei Corp.	585,861
900	Taisei Lamick Co., Ltd	26,312
141,900	Taiyo Holdings Co. Ltd.(c)	3,603,579
38,800	Taiyo Yuden Co. Ltd.	322,319
1,600	Takachiho Koheki Co. Ltd.	17,613
4,000	Takagi Securities Co. Ltd.(b)	4,506
7,100	Takamatsu Construction Group Co. Ltd	124,051
4,000	Takano Co. Ltd.	21,709
65,000	Takara Holdings, Inc.	446,784
4,400	Takara Printing Co. Ltd.	31,764
65,000	Takara Standard Co. Ltd.	484,224
21,000	Takasago International Corp.	103,488
30,400	Takasago Thermal Engineering Co. Ltd.	233,083
26,000	Takashima & Co. Ltd.	97,178
128,000	Takashimaya Co. Ltd.	938,803
13,800	Takata Corp.	278,031
38	Take and Give Needs Co. Ltd.	3,181
12,000	Takihyo Co. Ltd.	65,587

Shares		Value

JAPAN (continued)
15,000	Takiron Co. Ltd.	$48,192
33,000	Takisawa Machine Tool Co. Ltd.	46,042
18,000	Takuma Co. Ltd.	79,488
5,900	Tamron Co. Ltd.	194,011
34,000	Tamura Corp.	80,512
1,000	Tanseisha Co. Ltd.	2,765
29,000	Tatsuta Electric Wire and Cable Co. Ltd.	189,312
20,000	Tayca Corp.	58,880
19,000	TBK Co. Ltd.	100,442
2	Techno Medica Co. Ltd.	8,013
1,200	Techno Ryowa Ltd.	6,113
13,400	Tecmo Koei Holdings Co. Ltd.	105,656
1,200	Teikoku Electric Manufacturing Co. Ltd.	22,180
7,000	Teikoku Sen-I Co. Ltd.	54,208
5,000	Teikoku Tsushin Kogyo Co. Ltd.	8,640
98,000	Tekken Corp.	140,493
5,300	Temp Holdings Co. Ltd.	61,056
58	T-GAIA Corp.	118,858
23,500	THK Co. Ltd.	420,218
1,000	Tigers Polymer Corp.	3,942
5,000	Titan Kogyo KK	15,232
11,000	TKC Corp.	225,702
156,000	Toa Corp.	267,571
58,000	Toa Oil Co. Ltd.	66,816
35,000	Toa Road Corp.	94,080
90,500	Toagosei Co. Ltd.	342,886
10,100	Tobishima Corp.(b)	10,472
15,000	Tobu Store Co. Ltd.	49,728
54,100	TOC Co. Ltd.	288,764
3,800	Tocalo Co. Ltd.	53,553
20,000	Tochigi Bank Ltd. (The)	64,512
127,000	Toda Corp.	390,144
15,000	Toda Kogyo Corp.	66,432
17,000	Toei Co. Ltd.	80,730
25,000	Toenec Corp.	133,760
14,000	Toho Bank Ltd. (The)	43,366
8,000	Toho Co. Ltd.	30,925
2,100	Toho Holdings Co. Ltd.	41,395
14,600	Toho Real Estate Co. Ltd.	77,368
2,700	Toho Titanium Co. Ltd.	31,104
90,000	Toho Zinc Co. Ltd.	298,368
45,000	Tohoku Bank Ltd. (The)	65,664
14,000	Tohto Suisan Co. Ltd.	21,683
106,000	Tokai Carbon Co. Ltd.	440,960
15,600	TOKAI Holdings Corp.	74,481
22,000	Tokai Lease Co. Ltd.	48,435
26,700	Tokai Rika Co. Ltd.	417,631
28,500	Tokai Rubber Industries, Inc.	311,904
88,000	Tokai Tokyo Financial Holdings, Inc.	299,622
1,890	Token Corp.	82,737
7,000	Toko Electric Corp.	25,536

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
41,000	Toko, Inc.(b)	$108,109
33,840	Tokushu Tokai Paper Co. Ltd.	85,764
33,000	Tokuyama Corp.	74,342
2,700	Tokyo Broadcasting System Holdings, Inc.	31,277
24	Tokyo Electron Device Ltd.	42,394
3,700	Tokyo Individualized Educational Institute, Inc.	6,867
40,000	Tokyo Keiki, Inc.	65,536
39,800	Tokyo Ohka Kogyo Co. Ltd.	847,199
7,000	Tokyo Rakutenchi Co. Ltd.	26,611
107,000	Tokyo Rope Manufacturing Co. Ltd.	169,830
1,000	Tokyo Sangyo Co. Ltd.	3,405
14,700	Tokyo Seimitsu Co. Ltd.	231,249
24,100	Tokyo Steel Manufacturing Co. Ltd.	90,076
58,000	Tokyo Tatemono Co. Ltd.(b)	216,781
32,000	Tokyo Tekko Co. Ltd.	103,219
19,000	Tokyo Theaters Co., Inc.	25,293
11,000	Tokyo Tomin Bank Ltd. (The)	99,968
31,000	Tokyotokeiba Co. Ltd.	42,458
2,300	Tokyu Community Corp.	76,750
31,960	Tokyu Construction Co. Ltd.	60,954
163,000	Tokyu Land Corp.	832,474
5,000	Tokyu Livable, Inc.	58,752
27,000	Toli Corp.	53,568
15,000	Tomato Bank Ltd.	26,304
4,000	Tomen Devices Corp.(c)	98,150
7,900	Tomen Electronics Corp.	104,659
18,100	Tomoe Corp.	64,407
3,300	Tomoe Engineering Co. Ltd.	67,077
4,000	Tomoegawa Co. Ltd.	8,038
49,000	Tomoku Co. Ltd.	142,374
22,400	TOMONY Holdings, Inc.	91,750
20,000	Tonami Holdings Co. Ltd.	42,240
26,200	Topcon Corp.	188,472
6,700	Toppan Forms Co. Ltd.	62,090
29,000	Topre Corp.	266,522
121,000	Topy Industries Ltd.	317,504
1,000	Toridoll.corp.	17,421
8,800	Torigoe Co. Ltd. (The)	68,147
5,300	Torii Pharmaceutical Co. Ltd.	116,820
8,700	Torishima Pump Manufacturing Co. Ltd.	84,188
121	Tosei Corp.	48,090
67,000	Toshiba Machine Co. Ltd.	281,293
17,000	Toshiba Plant Systems & Services Corp.	209,984
106,000	Toshiba TEC Corp.	393,472
16,000	Tosho Printing Co. Ltd.	26,419
225,000	Tosoh Corp.	558,720
24,000	Totetsu Kogyo Co. Ltd.	306,893
38,000	TOTO Ltd.	283,571
19,000	Tottori Bank Ltd. (The)	35,021
2,500	Touei Housing Corp.	26,080

Shares		Value

JAPAN (continued)
113,000	Towa Bank Ltd. (The)	$112,819
1,900	Towa Corp.	13,206
2,800	Towa Pharmaceutical Co. Ltd.	164,147
23,000	Toyo Construction Co. Ltd.	19,725
8,200	Toyo Corp.	91,630
109,000	Toyo Engineering Corp.	471,578
152,000	Toyo Ink SC Holdings Co. Ltd.	552,550
21,000	Toyo Kanetsu KK	47,309
17,000	Toyo Kohan Co. Ltd.	55,706
16,000	Toyo Securities Co. Ltd.	27,648
19,000	Toyo Suisan Kaisha Ltd.	457,946
1,100	Toyo Tanso Co. Ltd.	30,835
111,000	Toyo Tire & Rubber Co. Ltd.	333,888
20,000	Toyo Wharf & Warehouse Co. Ltd.	32,512
93,000	Toyobo Co. Ltd.	117,850
10,100	Toyoda Gosei Co. Ltd.	209,046
14,700	Toyota Boshoku Corp.	166,522
9,200	TPR Co. Ltd.	133,775
1,200	Trancom Co. Ltd.	24,637
12,300	Transcosmos, Inc.	168,303
5,100	Trusco Nakayama Corp.	99,030
7,300	TS Tech Co. Ltd.	118,669
17,400	TSI Holdings Co. Ltd.	109,133
67,000	Tsubakimoto Chain Co.	379,059
6,000	Tsubakimoto Kogyo Co. Ltd.	17,971
47,000	Tsudakoma Corp.(b)	78,810
34,000	Tsugami Corp.	223,258
18,000	Tsukishima Kikai Co. Ltd.	152,986
38,033	Tsukuba Bank Ltd.	129,982
19,300	Tsumura & Co.	543,735
5,300	Tsuruha Holdings, Inc.	343,949
7,000	Tsurumi Manufacturing Co. Ltd.	55,552
2,400	Tsutsumi Jewelry Co. Ltd.	56,617
7,000	TTK Co. Ltd.	34,227
81	TV Asahi Corp.	128,356
200	TV Tokyo Holdings Corp.	2,330
149,000	Ube Industries Ltd.	328,038
15,000	Ube Material Industries Ltd.	30,912
5,000	Uchida Yoko Co. Ltd.	14,528
14,000	Ueki Corp.	28,134
1,900	UKC Holdings Corp.	23,299
14,900	Ulvac, Inc.(b)	116,911
36,000	Uniden Corp.	86,170
400	Union Tool Co.	5,965
8,300	Unipres Corp.	221,829
7,300	United Arrows Ltd.	191,832
166,700	UNY Co. Ltd.	1,510,702
14,100	U-Shin Ltd.	89,338
341,300	Ushio, Inc.	4,338,060
4,170	USS Co. Ltd.	451,027
8,800	Utoc Corp.	25,119
16,200	Valor Co. Ltd.	265,421
22,600	Vital KSK Holdings, Inc.	224,192
27,000	Wacoal Holdings Corp.	323,482
10	Wacom Co. Ltd.	22,477

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
33,000	Wakachiku Construction Co. Ltd.(b)	$36,749
4,900	Warabeya Nichiyo Co. Ltd.	85,236
1,700	Watabe Wedding Corp.	15,493
6,300	WATAMI Co. Ltd.	139,104
3,000	Weathernews, Inc.	107,827
18,000	Wood One Co. Ltd.	55,296
20,700	Xebio Co. Ltd.	453,347
5,700	YAC Co. Ltd.	41,076
5,400	Yachiyo Bank Ltd. (The)	108,864
1,200	Yaizu Suisankagaku Industry Co. Ltd.	11,412
2,000	YAMABIKO Corp.	23,706
88,000	Yamagata Bank Ltd. (The)	360,448
157,000	Yamaguchi Financial Group, Inc.	1,330,355
124,300	Yamaha Corp.	1,207,599
31,000	Yamanashi Chuo Bank Ltd. (The)	130,944
70,000	Yamatane Corp.	97,664
5,700	Yamato Kogyo Co. Ltd.	162,336
24,000	Yamazaki Baking Co. Ltd.	335,770
100	Yamazawa Co. Ltd.	1,814
18,200	Yamazen Corp.	129,060
2,500	Yaoko Co. Ltd.	92,160
34,000	Yaskawa Electric Corp.	246,758
2,300	Yasuda Warehouse Co. Ltd. (The)	15,279
15,900	Yellow Hat Ltd.	257,453
57,000	Yodogawa Steel Works Ltd.	211,584
12,000	Yokogawa Bridge Holdings Corp.	85,555
92,000	Yokogawa Electric Corp.	952,678
22,300	Yokohama Reito Co. Ltd.	175,546
109,000	Yokohama Rubber Co. Ltd. (The)	761,779
3,300	Yokowo Co. Ltd.	17,783
5,000	Yomeishu Seizo Co. Ltd.	45,056
8,000	Yomiuri Land Co. Ltd.	25,395
5,000	Yondenko Corp.	21,248
1,700	Yonekyu Corp.	15,928
3,200	Yonex Co. Ltd.	20,603
8,300	Yorozu Corp.	124,301
98	Yoshinoya Holdings Co. Ltd.	130,708
56,000	Yuasa Trading Co. Ltd.	105,370
27,000	Yuken Kogyo Co. Ltd.	54,950
3,600	Yukiguni Maitake Co. Ltd.	14,008
10,000	Yurtec Corp.	36,736
1,100	Yusen Logistics Co. Ltd.	12,658
2,740	Yushin Precision Equipment Co. Ltd.	51,380
4,200	Yushiro Chemical Industry Co. Ltd.	42,202
7,400	Zenrin Co. Ltd.	70,661
21,900	Zensho Holdings Co. Ltd.	280,881
72,000	Zeon Corp.	595,354
7,000	ZERIA Pharmaceutical Co. Ltd.	119,974

Shares		Value

JAPAN (continued)
10,700	Zuken, Inc.	$79,163

		248,239,172

JERSEY CHANNEL ISLANDS — 0.0%
5,067	Atrium European Real Estate Ltd.	22,600
1,867	Black Earth Farming Ltd. - SDR(b)	3,583
57,179	Centamin Plc(b)	59,705
55,236	Heritage Oil Plc(b)(c)(d)	106,519
2,029	Phoenix Group Holdings	15,441

		207,848

LIECHTENSTEIN — 0.0%
3,313	Liechtensteinische Landesbank AG	102,142
2,157	Verwaltungs- und Privat-Bank AG	157,969

		260,111

LUXEMBOURG — 0.0%
14,056	APERAM	193,008
10,130	Brait SE(b)	34,605
24,534	d’Amico International Shipping SA(b)	11,154
1,317	Eurofins Scientific	171,443
1,096	GAGFAH SA(b)	11,264
5,544	Oriflame Cosmetics SA - SDR	207,065
100,579	Regus Plc	144,682

		773,221

MALAYSIA — 0.7%
61,000	Aeon Co. (M) Berhad	189,267
7,100	Aeon Credit Service M Berhad	25,047
317,300	Affin Holdings Berhad	370,073
608,300	AirAsia Berhad	726,967
20,200	Alam Maritim Resources Berhad(b)	3,324
739,000	Alliance Financial Group Berhad	1,003,595
45,800	Amway (Malaysia) Holdings Berhad(c)	143,422
99,800	Ann Joo Resources Berhad	52,300
40,500	APM Automotive Holdings Berhad	64,577
2,026,700	Axis Real Estate Investment Trust(c)	1,845,693
164,700	Bandar Raya Developments Berhad	141,570
32,700	Batu Kawan Berhad	195,395
95,933	Berjaya Assets Berhad	27,742
643,800	Berjaya Corp. Berhad	150,175
201,800	Berjaya Sports Toto Berhad	275,988
180,500	BIMB Holdings Berhad	175,915
400	Boustead Heavy Industries Corp. Berhad	350
365,904	Boustead Holdings Berhad	643,065

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

MALAYSIA (continued)
6,200	British American Tobacco Malaysia Berhad	$118,354
41,100	Bursa Malaysia Berhad	82,607
20,000	Cahya Mata Sarawak Berhad	18,853
75,100	Carlsberg Brewery-Malaysia Berhad	284,610
49,030	CB Industrial Product Holding Berhad	41,361
14,300	Chemical Co. of Malaysia Berhad	6,397
2,200	Dayang Enterprise Holdings Berhad	1,406
3,680,252	Dialog Group Berhad	2,822,369
64,800	Dijaya Corp. Berhad	24,019
209,300	DRB-Hicom Berhad	172,550
475,000	Eastern & Oriental Berhad	232,226
220,175	ECM Libra Financial Group Berhad(b)	61,560
116,100	Evergreen Fibreboard Berhad	31,905
20,800	Fraser & Neave Holdings Berhad	127,611
739,900	Gamuda Berhad	829,861
89,300	Genting Plantations Berhad	269,655
58,000	Glomac Berhad	15,753
85,200	Green Packet Berhad(b)	13,068
76,900	Guinness Anchor Berhad	344,017
15,900	Hai-O Enterprise Berhad	10,568
499,380	HAP Seng Consolidated Berhad	276,059
110,500	Hap Seng Plantations Holdings Berhad	110,871
1,820,900	Hartalega Holdings Berhad(c)	2,565,959
19,992	Hock Seng LEE Berhad	10,477
92,500	Hong Leong Financial Group Berhad	367,695
51,500	Hong Leong Industries Berhad(c)	64,673
350,930	IGB Corp. Berhad	307,253
833,940	IJM Corp. Berhad	1,380,351
192,200	IJM Land Berhad	154,153
125,900	IJM Plantations Berhad	144,828
24,800	JAKS Resources Berhad(b)	3,685
32,800	JT International Berhad	70,746
67,400	K&N Kenanga Holdings Berhad	14,107
44,400	Karambunai Corp Berhad(b)	1,844
89,800	Keck Seng (Malaysia) Berhad	117,648
219,600	KFC Holdings Malaysia Berhad	266,650
103,900	Kian JOO CAN Factory Berhad	86,320
70,600	Kinsteel Berhad	9,362
293,400	KLCC Property Holdings Berhad	477,203
1,283,350	KPJ Healthcare Berhad	2,431,783
105,000	KSK Group Berhad(b)	23,151
13,900	KSL Holdings Berhad	6,174
370,600	Kulim Malaysia Berhad	612,239
52,850	Kumpulan Fima Berhad	39,179
87,500	Lafarge Malayan Cement Berhad	223,678

Shares		Value

MALAYSIA (continued)
157,800	Landmarks Berhad(b)	$50,928
97,400	Lingkaran Trans Kota Holdings Berhad	130,717
81,500	Lingui Development Berhad	40,105
142,700	Lion Industries Corp. Berhad	51,070
15,500	LPI Capital Berhad	66,368
242,380	Mah Sing Group Berhad	172,714
121,750	Malayan Flour Mills Berhad	58,745
154,100	Malaysia Airports Holdings Berhad	274,273
114,500	Malaysia Building Society	91,102
58,100	Malaysian Airline System Berhad(b)	19,679
78,300	Malaysian Bulk Carriers Berhad	40,282
31,313	Malaysian Pacific Industries Berhad	28,116
291,250	Malaysian Resources Corp. Berhad	168,449
37,180	MBM Resources Berhad	46,334
262,400	Media Prima Berhad	201,233
434,400	MMC Corp. Berhad	333,139
189,500	Muhibbah Engineering M Berhad	56,011
489,900	Mulpha International Berhad(b)	66,531
17,900	Naim Holdings Berhad	10,124
157,000	Nam Cheong Ltd.	22,710
584,800	NCB Holdings Berhad(c)	820,346
4,800	Nestle Malaysia Berhad	92,027
102,200	Oriental Holdings Berhad	245,907
441,390	OSK Holdings Berhad	203,100
4,700	Padini Holdings Berhad	3,079
4,300	Panasonic Manufacturing Malaysia Berhad	32,180
43,120	Paramount Corp. Berhad	22,183
112,459	Parkson Holdings Berhad	174,285
42,400	Pelikan International Corp. Berhad	10,703
6,363	Pharmaniaga Berhad	19,275
142,800	POS Malaysia Berhad(b)	132,784
55,600	Press Metal Berhad	31,980
2,199,100	QL Resources Berhad(c)	2,248,640
330,240	Sapurakencana Petroleum Berhad	258,536
36,200	Sarawak Oil Palms Berhad	79,699
13,100	Scientex Berhad	10,046
2,300	Selangor Properties Berhad	2,477
75,100	Shangri-La Hotels (Malaysia) Berhad	83,271
28,800	Shell Refining Co. Federation of Malaya Berhad	84,573
93,800	Star Publications Malaysia Berhad	95,314
18,690	Subur Tiasa Holdings Berhad	14,035
332,745	Sunway Berhad(b)	240,295
89,164	Ta Ann Holdings Berhad	133,625
682,700	TA Enterprise Berhad	116,710
195,360	TA Global Berhad	17,479

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

MALAYSIA (continued)
195,360	TA Global Berhad - Preferred Shares	$15,918
210,800	TAN Chong Motor Holdings Berhad	298,400
74,000	TDM Berhad	105,697
51,200	TH Plantations Berhad	41,392
315,760	Time dotCom Berhad	351,125
120,960	Top Glove Corp. Berhad	207,945
275,400	Tradewinds Corp. Berhad	69,521
45,300	Tradewinds Malaysia Berhad	121,736
57,200	TSH Resources Berhad	47,522
285,308	UEM Land Holdings Berhad(b)	181,423
227,200	UMW Holdings Berhad	687,517
59,900	Unico-Desa Plantations Berhad	23,926
128,080	Unisem (M) Berhad	52,795
15,000	United Malacca Berhad	36,428
38,700	United Plantations Berhad	321,521
129,975	Wah Seong Corp. Berhad	77,665
1,348,800	Wellcall Holdings Berhad(c)	926,640
170,700	WTK Holdings Berhad	65,455
140,671	YNH Property Berhad	84,506
20	YTL Corp. Berhad	12
41,000	YTL Land & Development Berhad(b)	14,804
654,300	YTL Power International Berhad	376,335
26,100	Zelan Berhad(b)	3,127
25,600	Zhulian Corp. Berhad	17,260

		32,539,152

MALTA — 0.0%
11,117	Angler Gaming Plc(b)	3,596
8,169	Unibet Group Plc - SDR	200,001

		203,597

MAURITIUS — 0.0%
179,637	Essar Energy Plc(b)	324,452

MEXICO — 0.4%
134,100	Alfa SAB de CV - Series A	2,143,119
22,651	Alsea SAB de CV(b)	31,221
414,805	Arca Continental SAB de CV	2,606,080
997	Axtel SAB de CV - CPO Shares(b)	152
51,300	Bolsa Mexicana de Valores SAB de CV	97,597
1,338,300	Cemex SAB de CV - CPO Units(b)	928,865
71,761	Consorcio ARA SAB de CV(b)	19,156
227,687	Controladora Comercial Mexicana SAB de CV - Units	520,486
918,200	Corp Inmobiliaria Vesta SAB de CV	1,311,862
800	Corp. Actinver SAB de CV	653
78,869	Corp. GEO SAB de CV - Series B(b)	82,911

Shares		Value

MEXICO (continued)
65,708	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)(c)	$30,634
27,300	Corp. Moctezuma SAB de CV	65,445
10,362	Desarrolladora Homex SAB de CV(b)	20,493
136,820	Empresas ICA SAB de CV(b)	229,431
963,200	Fibra Uno Administracion SA de CV REIT	1,991,079
22,800	Financiera Independencia SAB de CV(b)	8,007
138,700	Genomma Lab Internacional SAB de CV - Class B(b)	280,247
39,169	Gruma SAB de CV - Series B(b)	102,528
109,917	Grupo Aeroportuario del Centro Norte SAB de CV	231,430
430,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	1,691,000
164,456	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,471,491
500	Grupo Carso SAB de CV	1,729
120,492	Grupo Cementos de Chihuahua SAB de CV(b)(c)	380,544
45,878	Grupo Comercial Chedraui SA de CV	120,642
53,900	Grupo Famsa SAB de CV(b)	63,593
52,600	Grupo Herdez SAB de CV	128,390
57,500	Grupo Industrial Maseca SAB de CV - Series B	65,938
12,400	Grupo Industrial Saltillo SAB de CV	13,520
45,400	Grupo Simec SAB de CV - Series B(b)	147,345
264,100	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(b)(c)	430,949
10,460	Industrias Bachoco SAB de CV - Series B	19,939
170,175	Industrias CH SAB de CV - Series B(b)	852,635
11,100	Inmuebles Carso SAB de CV(b)	8,472
100	Medica Sur SAB de CV - Series B	180
16,200	Megacable Holdings SAB de CV - CPO Shares(b)	34,840
132,258	Mexichem SAB de CV	625,561
12,486	Ohl Mexico Sab de CV(b)	18,966
115,299	Organizacion Soriana SAB de CV - Series B(b)	345,069
59,600	Promotora y Operadora de Infraestructura SAB de CV(b)	309,103
46,400	Qualitas Controladora SAB de CV	56,175
341,100	Sare Holding SAB de CV - Class B(b)	31,036
427,400	TV Azteca SAB de CV - CPO Shares	283,787

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

MEXICO (continued)
67,123	Urbi Desarrollos Urbanos SAB de CV(b)	$39,673

		17,841,973

MONACO — 0.0%
480	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	18,303

MONGOLIA — 0.0%
103,000	Mongolian Mining Corp.(b)	56,715

NETHERLANDS — 0.9%
47,325	Aalberts Industries NV	748,824
9,250	Accell Group	154,842
13,621	AMG Advanced Metallurgical Group NV(b)	111,735
4,482	Amsterdam Commodities NV	67,279
5,838	Arcadis NV	121,754
42,228	ASM International NV	1,603,671
33,735	BE Semiconductor Industries NV	253,197
5,643	Beter Bed Holding NV	101,718
29,214	BinckBank NV	194,211
5,454	Brunel International NV	208,030
4,059	CSM	60,705
24,170	Delta Lloyd NV	315,679
4,041	Dockwise Ltd.(b)	69,053
2,240	Exact Holding NV	45,751
15,923	Fugro NV - CVA	1,043,261
25,465	Gemalto NV	1,951,688
9,108	Grontmij(b)	25,136
6,488	Heijmans NV - CVA	51,226
541	Hunter Douglas NV	19,603
16,012	Kardan NV(b)	13,180
3,085	KAS Bank NV - CVA	26,571
5,597	Kendrion NV	111,494
132,895	Koninklijke BAM Groep NV	348,941
504,045	Koninklijke Boskalis Westminster NV(c)	16,456,473
14,713	Koninklijke Ten Cate NV	344,318
12,312	Koninklijke Vopak NV	780,767
68,974	Koninklijke Wessanen NV	174,739
16,796	LBi International NV(b)	54,765
7,790	Macintosh Retail Group NV	82,919
21,883	Mediq NV	231,285
3,282	Mediq NV Coupons(c)(d)	0
61	Nederland Apparatenfabriek	1,843
1,511	New World Resources Plc - Class A	6,993
18,557	Nutreco NV	1,332,513
11,134	Nutreco NV Coupons(c)(d)	0
28,815	Ordina NV(b)	32,831
6,970	PostNL NV	28,386
291,155	Qiagen NV(b)(e)	5,122,815
210,000	Qiagen NV(b)(e)	3,698,100
108,816	Randstad Holding NV	3,303,013
16,720	Royal Imtech NV	426,980

Shares		Value

NETHERLANDS (continued)
53,871	SBM Offshore NV(b)	$657,794
11,287	Sligro Food Group NV	261,156
86,230	SNS Reaal NV(b)	105,992
10,281	Telegraaf Media Groep NV	114,481
15,951	TKH Group NV	322,360
100,323	TNT Express NV	1,087,983
55,690	TomTom NV(b)	223,174
9,665	Unit 4 NV	225,173
33,077	USG People NV	219,689
35,647	Wolters Kluwer NV	592,772
5,243	Xeikon NV(b)	16,773

		43,553,636

NEW ZEALAND — 0.4%
155,194	Air New Zealand Ltd.	113,115
3,058,798	Auckland International Airport Ltd.(c)	6,168,133
131,681	Contact Energy Ltd.(b)	534,274
13,867	Ebos Group Ltd.	86,135
186,294	Fisher & Paykel Appliances Holdings Ltd.(b)	85,241
1,855,458	Fisher & Paykel Healthcare Corp. Ltd.(c)	2,870,040
28,085	Freightways Ltd.	88,022
6,326	Hallenstein Glasson Holdings Ltd.	21,210
38,459	Heartland New Zealand Ltd.(b)	17,130
40,503	Infratil Ltd.	68,555
32,296	Mainfreight Ltd.	244,025
33,862	New Zealand Oil & Gas Ltd.	22,350
38,630	New Zealand Refining Co. Ltd. (The)	72,893
85,108	Nuplex Industries Ltd.	174,379
45,244	NZX Ltd.	42,870
29,901	PGG Wrightson Ltd.(b)	7,507
80,140	Pike River Coal Ltd.(b)(c)(d)	0
56,739	Port of Tauranga Ltd.(c)	522,911
13,536	Pumpkin Patch Ltd.(b)	9,976
18,968	Rakon Ltd.(b)	6,605
19,670	Restaurant Brands New Zealand Ltd.	33,771
130,479	Ryman Healthcare Ltd.	386,745
15,128	Sanford Ltd.	46,555
48,111	Skellerup Holdings Ltd.	57,665
99,091	Sky Network Television Ltd.	398,836
1,805,921	SKYCITY Entertainment Group Ltd.(c)	5,206,577
12,028	Steel & Tube Holdings Ltd.	20,845
49,776	Tower Ltd.	68,529
41,749	TrustPower Ltd.(c)	261,016
58,037	Vector Ltd.	130,663
34,146	Warehouse Group Ltd. (The)	71,898

		17,838,471

NORWAY — 0.2%
44,529	ABG Sundal Collier Holding ASA	26,521

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

NORWAY (continued)
31,265	Acta Holding ASA(b)	$5,239
11,298	Aker ASA - Class A	316,772
14,414	Aker Biomarine ASA(b)	2,296
8,076	Algeta ASA(b)	221,075
34,500	Atea ASA	289,048
25,321	Austevoll Seafood ASA	105,022
5,832	Bonheur ASA(c)	114,172
100,901	BW Offshore Ltd.	92,907
22,368	BWG Homes ASA(b)	45,274
55,760	Cermaq ASA	661,436
2,675	Clavis Pharma ASA(b)	26,184
25,707	Det Norske Oljeselskap ASA(b)	353,988
111,379	DNO International ASA(b)	148,011
12,614	DOF ASA(b)	59,643
7,264	Ekornes ASA	101,834
27,547	Electromagnetic GeoServices ASA(b)	62,611
154,310	Eltek ASA(b)	99,843
28,834	Evry ASA	46,163
142,175	Farstad Shipping ASA(c)	3,561,717
15,475	Fred Olsen Energy ASA	586,646
7,560	Ganger Rolf ASA(c)	140,475
10,278	Grieg Seafood ASA(b)	13,897
70,588	Hurtigruten ASA(b)	41,222
24,568	Intex Resources ASA(b)	18,505
43,319	Kongsberg Automotive Holding ASA(b)	11,427
14,697	Kongsberg Gruppen ASA	280,405
27,824	Kvaerner ASA	64,626
3,466	Leroey Seafood Group ASA	59,228
543,531	Marine Harvest ASA(b)	363,403
10,381	Nordic Semiconductor ASA(b)	26,695
61,696	Norske Skogindustrier ASA(b)	42,171
4,652	Norwegian Air Shuttle AS(b)	83,739
21,049	Norwegian Energy Co. AS(b)	19,207
1,161	Odfjell SE - Class A	5,586
23,394	Opera Software ASA	161,457
7,393	Panoro Energy ASA(b)	4,440
3,052	PhotoCure ASA(b)	20,051
7,734	Pronova BioPharma AS	12,036
6,386	Q-Free ASA(b)	22,779
106,122	Renewable Energy Corp. ASA(b)	36,973
1,560	Salmar ASA(b)	8,049
31,903	Scana Industrier ASA(b)	7,992
67,692	Siem Offshore, Inc.(b)	102,758
4,950	Solstad Offshore ASA(c)	72,679
46,601	SpareBank 1 SMN	245,856
61,849	Storebrand ASA(b)	236,517
28,000	STX OSV Holdings Ltd.	35,439
50,237	Tomra Systems ASA	395,058
3,670	TTS Group ASA(b)	10,594
26,254	Veidekke ASA	183,809
3,850	Wilh Wilhelmsen Holding ASA	96,449

		9,749,924

Shares		Value

PAPUA NEW GUINEA — 0.0%
162,499	Highlands Pacific Ltd.(b)	$29,031

PERU — 0.1%
795,888	Alicorp SA(c)	2,054,882
236,703	Copeinca ASA(c)	1,649,348
2,201,967	Ferreycorp SAA(c)	1,794,444

		5,498,674

PHILIPPINES — 0.3%
737,550	Aboitiz Equity Ventures, Inc.	869,265
605,400	Aboitiz Power Corp.	501,056
108,200	Alliance Global Group, Inc.	30,274
232,400	Atlas Consolidated Mining & Development(b)	97,202
17,152	Ayala Corp.	178,813
645,262	Bank of The Philippine Islands	1,122,195
1,013,917	BDO Unibank, Inc.	1,565,384
120,166	Belle Corp.(b)	14,450
8,951	China Banking Corp.	102,490
337,200	DMCI Holdings, Inc.	473,348
2,243,800	Energy Development Corp.	326,263
2,159,375	Filinvest Land, Inc.	70,350
409,000	First Gen Corp.(b)	188,114
213,520	First Philippine Holdings Corp.	396,402
465,000	Global-Estate Resorts, Inc.(b)	22,835
15,090	Globe Telecom, Inc.	414,618
4,145,000	GMA Holdings, Inc. - PDR(c)	1,020,735
237,090	International Container Terminal Services, Inc.	413,182
155,000	Jollibee Foods Corp.	382,812
1,320,000	Lepanto Consolidated Mining - B Shares(b)	43,636
1,379,000	Lopez Holdings Corp.	192,257
3,965,000	Manila Water Co., Inc.(c)	2,479,015
10,796,696	Megaworld Corp.	584,514
140,000	Metro Pacific Investments Corp.	14,018
343,228	Metropolitan Bank & Trust	823,024
623,000	Pepsi-Cola Products Philippines, Inc.(b)	48,951
126,720	Philweb Corp.	47,051
135,000	Rizal Commercial Banking Corp.	143,909
538,500	Robinsons Land Corp.	251,545
171,868	Security Bank Corp.	582,568
48,220	Semirara Mining Corp.	259,668
832,152	SM Development Corp.	123,592
1,906,125	SM Prime Holdings, Inc.	638,343
350,000	Southeast Asia Cement Holdings	17,272
102,600	Union Bank of Philippines	246,515
509,115	Universal Robina Corp.	717,115
2,843,000	Vista Land & Lifescapes, Inc.	299,657

		15,702,438

POLAND — 0.1%
9,002	Agora SA	21,826
1,432	AmRest Holdings SE(b)	32,148

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

POLAND (continued)
10,960	Asseco Poland SA	$149,202
26,856	Bank Handlowy w Warszawie SA	651,132
84,867	Bank Millennium SA(b)	88,656
375,702	Boryszew SA(b)	59,602
7,103	BRE Bank SA(b)	605,940
6,112	Budimex SA	102,451
7,771	Ciech SA(b)	37,217
1,000	Dom Development SA	7,782
40,000	Dom Maklerski IDMSA(b)	4,430
2,276	Emperia Holding SA	27,932
9,975	Enea SA(b)	46,518
32,056	Eurocash SA	376,130
5,542	Farmacol SA(b)(c)	35,914
207,050	Getin Holdings SA(b)	102,259
609,243	Getin Noble Bank SA	291,779
3,848	Grupa Kety SA	139,368
27,433	Grupa Lotos SA(b)	215,056
2,830	ING Bank Slaski SA(b)	64,802
2,620	Inter Cars SA	74,149
10,387	Kopex SA(b)	53,694
4,404	Kredyt Bank SA	18,917
350	LPP SA	355,149
1,502	Lubelski Wegiel Bogdanka SA	54,760
219,284	Netia SA(b)	390,541
10,774	Orbis SA	115,775
2,139	Pelion SA	18,452
93,126	Polimex-Mostostal SA	18,119
6,109	Polnord SA	23,589
18,559	Rafako SA	45,219
158	Stalprodukt SA	8,276
363,944	Synthos SA	577,369
37,193	TVN SA	83,273
960	Zaklady Azotowe Pulawy SA	32,212
119	Zaklady Chemiczne Police SA(b)	404
1,832	Zaklady Tluszczowe Kruszwica SA(c)	14,970

		4,945,012

PORTUGAL — 0.0%
16,720	Altri SGPS SA	23,247
97,795	Banco BPI SA(b)	60,284
1,004,641	Banco Comercial Portugues SA(b)	116,195
453,440	Banco Espirito Santo SA(b)	278,958
31,884	BANIF SGPS SA(b)	5,100
6,907	Brisa Auto-Estradas de Portugal SA(b)	23,243
63,975	Cimpor Cimentos de Portugal SGPS SA(b)	286,523
2,336	Corticeira Amorim SGPS SA	3,909
2,417	Impresa SGPS SA(b)	1,071
37,391	INAPA - Investimentos Participacoes e Gestao SA(b)	6,901
49,289	Mota-Engil SGPS SA	61,858

Shares		Value

PORTUGAL (continued)
272	Novabase SGPS SA	$586
87,362	Portucel Empresa Produtora de Pasta e Papel SA	214,551
73,718	Portugal Telecom SGPS SA	312,926
39,281	REN - Redes Energeticas Nacionais SA	97,146
15,447	SAG GEST-Solucoes Automovel Globais SGPS SA(b)(c)	6,652
20,245	Semapa - Sociedade de Investimento e Gestao	124,548
109,476	Sonae	58,056
10,250	Sonae Capital SGPS SA(b)	2,270
15,150	Sonae Industria SGPS SA(b)	9,637
48,502	Sonaecom SGPS SA	72,866
11,475	Teixeira Duarte SA	2,824
8,732	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	22,143

		1,791,494

RUSSIA — 0.0%
30,339	Alliance Oil Co. Ltd. - SDR(b)	283,063
17,071	Exillon Energy Plc(b)	25,962

		309,025

SINGAPORE — 1.8%
51,000	Abterra Ltd.(b)	29,508
5,073,000	Ascendas Real Estate Investment Trust	9,254,026
80,000	Asiasons Capital Ltd.(b)	38,894
155,400	ASL Marine Holdings Ltd.(c)	71,806
123,000	Ausgroup Ltd.	34,595
136,000	Banyan Tree Holdings Ltd.(b)	63,388
165,000	Biosensors International Group Ltd.(b)	163,091
7,400	Bonvests Holdings Ltd.	5,620
105,000	Boustead Singapore Ltd.	82,269
39,000	Breadtalk Group Ltd.	16,924
132,000	Broadway Industrial Group Ltd.	37,126
40,000	Bukit Sembawang Estates Ltd.	151,077
47,355	Cape Plc	215,236
10,559,000	CapitaMall Trust REIT(c)	16,631,019
30,000	Cerebos Pacific Ltd.(d)	129,701
111,000	CH Offshore Ltd.	35,680
29,000	China Merchants Holdings Pacific Ltd.	16,080
192,000	Chip Eng Seng Corp. Ltd.	63,259
331,000	ComfortDelGro Corp. Ltd.	446,866
137,000	Cosco Corp. Singapore Ltd.	106,790
6,000	Creative Technology Ltd.	16,442
199,000	CSC Holdings Ltd.	16,152
110,000	CSE Global Ltd.	75,579
143,000	CWT Ltd.	143,644
14,000	Ellipsiz Ltd.	889
15,600	Eu Yan Sang International Ltd.	7,835
44,000	Ezion Holdings Ltd.	33,414
7,011,400	Ezra Holdings Ltd.(b)	5,578,018

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

SINGAPORE (continued)
100,000	Falcon Energy Group Ltd.(b)	$18,483
179,000	First Resources Ltd.	273,304
183,000	FJ Benjamin Holdings Ltd.	48,529
493,000	Fragrance Group Ltd.	198,087
134,000	Freight Links Express Holdings Ltd.	6,999
306,000	Gallant Venture Ltd.(b)	68,852
2,000	GK Goh Holdings Ltd.	1,165
459,000	GMG Global Ltd.	43,893
94,000	Goodpack Ltd.	130,681
15,000	GP Batteries International Ltd.	11,933
80,000	GP Industries Ltd.(c)	24,429
164,666	Guocoland Ltd.(c)	220,322
23,000	GuocoLeisure Ltd.	10,628
129,000	Guthrie GTS Ltd.	60,125
21,000	Hanwell Holdings Ltd.	4,388
692,875	Healthway Medical Corp. Ltd.(b)	45,657
55,000	Hiap Seng Engineering Ltd.	11,933
7,000	Hi-P International Ltd.	4,163
96,000	Ho Bee Investment Ltd.	96,046
274,800	Hong Fok Corp. Ltd.(b)	104,894
131,000	Hong Leong Asia Ltd.	179,488
137,600	Hotel Properties Ltd.	246,583
3,000	Hour Glass Ltd. (The)	3,255
126,000	HTL International Holdings Ltd.(c)	34,426
65,000	HupSteel Ltd.	9,559
126,000	Hwa Hong Corp. Ltd.	37,970
4,423,000	Hyflux Ltd.(c)	4,940,509
74,000	Hyflux Ltd. - Placement Shares	82,658
118,000	Indofood Agri Resources Ltd.	131,806
92,000	InnoTek Ltd.	28,464
156,000	Jaya Holdings Ltd.(b)	70,203
101,000	Jiutian Chemical Group Ltd.(b)	4,302
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
71,000	K1 Ventures Ltd.	7,645
302,000	Keppel Land Ltd.	834,844
34,000	Keppel Telecommunications & Transportation Ltd.	30,055
13,000	K-Green Trust - Units	10,186
195,000	LC Development Ltd.	23,192
72,000	Lian Beng Group Ltd.	22,276
49,000	LionGold Corp. Ltd.(b)	50,008
66,000	Low Keng Huat Singapore Ltd.	23,071
75,000	Lum Chang Holdings Ltd.	17,780
120,000	M1 Ltd.	243,973
74,000	Manhattan Resources Ltd.(b)	37,761
6,000	Marco Polo Marine Ltd.	1,567
274,000	Mercator Lines Singapore Ltd.	26,202
351,800	Metro Holdings Ltd.	233,233
146,000	Midas Holdings Ltd.	42,824
255,000	Neptune Orient Lines Ltd.(b)	235,656
25,000	NSL Ltd.	26,921
395,000	Oceanus Group Ltd.(b)	17,776

Shares		Value

SINGAPORE (continued)
95,173	OM Holdings Ltd.(b)	$42,507
122,195	Orchard Parade Holdings Ltd.	208,175
32,000	OSIM International Ltd.	31,373
514,500	Otto Marine Ltd.(b)	38,451
81,000	Overseas Union Enterprise Ltd.	165,984
26,000	Pan Pacific Hotels Group Ltd.	41,787
60,000	Petra Foods Ltd.	115,718
165,000	Popular Holdings Ltd.	30,497
106,215	QAF Ltd.	60,602
118,542	Raffles Education Corp. Ltd.	37,628
87,676	Raffles Medical Group Ltd.	174,732
121,000	Rotary Engineering Ltd.	49,590
231,000	Roxy-Pacific Holdings Ltd.	80,750
1,594,000	S i2i Ltd.(b)	37,147
100,000	Sakari Resources Ltd.	105,272
17,000	San Teh Ltd.	4,030
132,000	Sapphire Corp. Ltd.(b)	13,259
4,797,000	SATS Ltd.(c)	9,945,564
43,000	SBS Transit Ltd.(c)	53,214
87,142	SC Global Developments Ltd.	67,927
3,817,000	SIA Engineering Co. Ltd.(c)	12,514,754
100,500	Sim Lian Group Ltd.	48,457
569,000	Sinarmas Land Ltd.(c)	116,598
70,000	Singapore Land Ltd.(c)	334,699
346,000	Singapore Post Ltd.	291,948
174,000	Singapore Reinsurance Corp. Ltd.(c)	32,859
2,337,000	SMRT Corp. Ltd.(c)	3,061,163
484,000	Stamford Land Corp. Ltd.	211,974
3,057,000	StarHub Ltd.(c)	9,433,365
82,000	Sunningdale Tech Ltd.	7,446
115,000	Super Group Ltd.	184,828
230,000	Swiber Holdings Ltd.(b)	108,124
73,000	Tat Hong Holdings Ltd.	57,783
56,500	Tiger Airways Holdings Ltd.(b)	31,782
60,000	Tiong Woon Corp. Holding Ltd.	12,295
8,000	Treasury China Trust - Units	9,193
295,143	Tuan Sing Holdings Ltd.	67,595
114,000	UMS Holdings Ltd.	35,728
116,627	United Engineers Ltd.	213,685
103,000	United Envirotech Ltd.	26,487
420,000	United Industrial Corp. Ltd.(c)	894,407
232,000	UOB-Kay Hian Holdings Ltd.(c)	302,025
302,000	UOL Group Ltd.	1,257,120
61,000	Venture Corp. Ltd.	365,686
20,000	WBL Corp. Ltd.	54,484
209,812	Wheelock Properties (Singapore) Ltd.	306,018
155,420	Wing Tai Holdings Ltd.	176,103
1,436	XP Power Ltd.	24,766
86,000	Yanlord Land Group Ltd.(b)	83,968
37,000	YHI International Ltd.	9,069
156,000	Yongnam Holdings Ltd.	28,833

		84,111,081

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

SOUTH AFRICA — 0.8%
350,368	Adcock Ingram Holdings Ltd.	$2,548,731
508	Adcorp Holdings Ltd.	1,657
114,293	Advtech Ltd.	78,584
59,169	Aeci Ltd.	558,046
227,840	Afgri Ltd.	147,570
401,966	African Bank Investments Ltd.	1,772,904
44,678	African Rainbow Minerals Ltd.	840,916
13,164	Allied Electronics Corp. Ltd.	38,177
21,133	Allied Technologies Ltd.	121,299
4,378	ArcelorMittal South Africa Ltd.	23,648
419	Argent Industrial Ltd.	314
561	Assore Ltd.	20,201
11,620	Astral Foods Ltd.	144,064
125,307	Aveng Ltd.	545,106
128,958	AVI Ltd.	921,112
105,076	Barloworld Ltd.	1,060,213
25,967	Basil Read Holdings Ltd.(b)	36,398
8,140	Blue Label Telecoms Ltd.	5,489
32,224	Business Connexion Group Ltd.	18,107
7,341	Capitec Bank Holdings Ltd.	193,381
2,456	Cashbuild Ltd.	44,813
57,968	Caxton and CTP Publishers and Printers Ltd.	108,924
2,787	Ceramic Industries Ltd.	43,040
185,094	Cipla Medpro South Africa Ltd.	181,168
7,765	City Lodge Hotels Ltd.	77,513
394,731	Clicks Group Ltd.	2,605,290
1,776	Consolidated Infrastructure Group Ltd.(b)	2,657
27,334	Coronation Fund Managers Ltd.	97,240
107,631	DataTec Ltd.	601,523
77,015	Discovery Holdings Ltd.	502,542
12,341	Distell Group Ltd.	140,178
968	Distribution and Warehousing Network Ltd.(b)	749
339,473	EOH Holdings Ltd.(c)	1,466,918
27,664	Eqstra Holdings Ltd.	23,768
45,744	First Uranium Corp.(b)	10,491
54,199	Foschini Group Ltd. (The)	933,274
10,106	Gijima Group Ltd.(b)	574
108,031	Great Basin Gold Ltd.(b)	64,634
106,233	Grindrod Ltd.	165,982
556	Group Five Ltd.	1,530
8,220	Harmony Gold Mining Co. Ltd.	82,075
14,422	Hudaco Industries Ltd.	187,343
6,374	Hulamin Ltd.(b)	3,543
8,550	Iliad Africa Ltd.	5,372
52,630	Illovo Sugar Ltd.	183,096
95,843	Imperial Holdings Ltd.	2,191,213
61,419	JD Group Ltd.	327,299
25,640	JSE Ltd.	234,261
155,803	Lewis Group Ltd.	1,335,581
59,244	Liberty Holdings Ltd.	670,433
70,859	Life Healthcare Group Holdings Ltd.	287,270
15,437	Massmart Holdings Ltd.	323,960

Shares		Value

SOUTH AFRICA (continued)
116,507	Mediclinic International Ltd.	$563,842
106,290	Merafe Resources Ltd.(b)	10,404
20,292	Metair Investments Ltd.	61,301
302,992	MMI Holdings Ltd.	681,000
76,923	Mondi Ltd.	655,313
38,912	Mr. Price Group Ltd.	579,480
32,262	Murray & Roberts Holdings Ltd.(b)	91,809
141,978	Mvelaphanda Group Ltd.(b)	57,474
31,978	Mvelaserve Ltd.	38,216
18,653	Namakwa Diamonds Ltd.(b)	1,031
202,370	Nampak Ltd.	635,803
221,676	Netcare Ltd.	435,019
62,045	Northam Platinum Ltd.	192,383
315,395	Oceana Group Ltd.(c)	1,848,416
20,617	Omnia Holdings Ltd.	274,070
8,480	Palabora Mining Co. Ltd.	94,324
50,737	Peregrine Holdings Ltd.	68,360
4,111	Petmin Ltd.	1,306
38,560	Pick’n Pay Stores Ltd.	197,190
6,765	Pinnacle Technology Holdings Ltd.	12,965
209,344	Pioneer Foods Ltd.(c)	1,353,373
44,385	Pretoria Portland Cement Co. Ltd.	138,805
50,557	PSG Group Ltd.	415,426
1,762	Raubex Group Ltd.	2,874
17,348	Resilient Property Income Fund Ltd. - Units	98,819
55,765	Reunert Ltd.	539,419
11,250	Santam Ltd.	222,946
106,890	Sappi Ltd.(b)	320,972
9,525	Sentula Mining Ltd.(b)	2,095
38,542	Spar Group Ltd. (The)	557,716
16,434	Stefanutti Stocks Holdings Ltd.	20,375
14,635	Sun International Ltd.	140,416
118,716	Super Group Ltd.(b)	233,113
63,720	Telkom SA Ltd.(b)	138,288
13,568	Tongaat Hulett Ltd.	223,845
24,146	Trencor Ltd.	148,747
62,145	Truworths International Ltd.	775,728
46,017	Tsogo Sun Holdings Ltd.	111,212
6,989	Vukile Property Fund Ltd. - Units	15,835
8,374	Wesizwe Platinum Ltd.(b)	597
9,811	Wilson Bayly Holmes-Ovcon Ltd.	154,843
191,832	Woolworths Holdings Ltd.	1,247,115
211,907	Zeder Investments Ltd.	71,186

		35,413,622

SOUTH KOREA — 1.3%
2,362	Aekyung Petrochemical Co. Ltd.	61,838
487	AMOREPACIFIC Corp.	441,073
1,882	AMOREPACIFIC Group	611,728

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
1,340	Asia Cement Co. Ltd.	$53,452
32,680	Asiana Airlines Inc.(b)	214,470
1,640	AUK Corp.(b)	2,988
2,450	Basic House Co. Ltd. (The)(b)	24,161
2,891	Binggrae Co. Ltd.	226,805
48,140	BS Financial Group, Inc.	508,810
3,300	Busan City Gas Co. Ltd.	56,040
5,560	Capro Corp.	70,322
21,561	Cheil Industries, Inc.	1,853,602
19,930	Cheil Worldwide, Inc.	334,921
3,870	Chong Kun Dang Pharm Corp.	71,709
73	Chosun Refractories Co. Ltd.	3,893
1,970	CJ CGV Co. Ltd.	45,389
2,682	CJ CheilJedang Corp.	658,269
9,547	CJ Corp.	618,101
2,137	CJ Korea Express Co. Ltd.(b)	160,659
6,490	Cosmochemical Co. Ltd.(b)	61,707
329	Crown Confectionery Co. Ltd.	52,087
3,210	Dae Dong Industrial Co. Ltd.	15,218
675	Dae Han Flour Mills Co. Ltd.	63,284
16,020	Dae Won Kang Up Co. Ltd.	80,339
20,010	Daechang Co. Ltd.(b)	19,645
4,450	Daeduck Electronics Co.	42,114
3,310	Daeduck GDS Co. Ltd.	40,693
4,330	Daegu Department Store	55,723
5	Daehan Synthetic Fiber Co. Ltd.	234
10,500	Daekyo Co. Ltd.	52,750
22,484	Daelim Industrial Co. Ltd.	1,742,044
9,090	Daesang Corp.	113,763
4,530	Daesang Holdings Co. Ltd.	15,746
4,240	Daesung Holdings Co. Ltd.	23,813
1,850	Daesung Industrial Co. Ltd.(b)	26,917
69,215	Daewoo Engineering & Construction Co. Ltd.(b)	522,193
13,072	Daewoo International Corp.	416,223
16,286	Daewoo Securities Co. Ltd.	152,687
29,870	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	660,475
844	Daewoong Co. Ltd.	12,018
2,661	Daewoong Pharmaceutical Co. Ltd.	58,015
6,720	Daishin Securities Co. Ltd.	48,975
20,410	Daou Technology, Inc.	203,987
3,090	DCM Corp.	24,761
52,250	DGB Financial Group, Inc.	598,463
1,360	Dong Ah Tire & Rubber Co. Ltd.	14,314
6,760	Dong IL Rubber Belt Co. Ltd.	42,511
679	Dong-A Pharmaceutical Co. Ltd.	55,972
5,230	Dongaone Co. Ltd.	13,183
12,536	Dongbu HiTek Co. Ltd.(b)	74,620
9,369	Dongbu Insurance Co. Ltd.	348,036
12,350	Dongbu Securities Co. Ltd.	37,357
754	Dong-IL Corp.	29,276
841	Dongil Industries Co. Ltd.	33,473

Shares		Value

SOUTH KOREA (continued)
23,402	Dongkuk Steel Mill Co. Ltd.	$307,370
7,740	Dongwha Pharmaceutical Co. Ltd.	37,994
531	Dongwon F&B Co. Ltd.	28,508
496	Dongwon Industries Co. Ltd.	102,216
20,030	Dongwon Systems Corp.(b)	16,936
10,510	Dongyang Mechatronics Corp.	118,056
5,324	Doosan Corp.	623,929
33,690	Doosan Infracore Co. Ltd.(b)	540,828
270	E1 Corp.	12,609
8,099	Eugene Investment & Securities Co. Ltd.(b)	17,944
3,160	F&F Co. Ltd.	17,273
12,730	Foosung Co. Ltd.(b)	51,455
2,079	Fursys, Inc.	52,130
3,200	Global & Yuasa Battery Co. Ltd.	136,986
121,540	Grand Korea Leisure Co. Ltd.	2,606,828
1,229	Green Cross Corp.	157,616
9,290	Green Cross Holdings Corp.	118,320
23,773	GS Engineering & Construction Corp.	1,461,336
5,230	GS Global Corp.	51,809
33,465	GS Holdings	1,701,924
384	Gwangju Shinsegae Co. Ltd.	74,550
12,680	Halla Climate Control Corp.	285,983
2,770	Halla Engineering & Construction Corp.	23,422
15,810	Han Kuk Carbon Co. Ltd.	72,434
1,900	Hanall Biopharma Co. Ltd.(b)	12,570
230	Handok Pharmaceuticals Co. Ltd.	2,146
9,530	Handsome Co. Ltd.	188,387
397	Hanil Cement Co. Ltd.	10,587
11,420	Hanil E-Wha Co. Ltd.	89,390
3,489	Hanjin Heavy Industries & Construction Co. Ltd.(b)	37,185
2,130	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	12,716
4,755	Hanjin Shipping Co. Ltd.(b)	60,771
4,620	Hanjin Transportation Co. Ltd.	74,165
22	Hankook Shell Oil Co. Ltd.	4,242
25,360	Hankook Tire Co. Ltd.	935,335
375	Hanmi Science Co. Ltd.(b)	1,144
2,520	Hanmi Semiconductor Co. Ltd.	12,526
250	Hanshin Construction Co. Ltd.	1,632
5,720	Hansol Chemical Co. Ltd.	99,412
2,020	Hanssem Co. Ltd.	30,105
33,385	Hanwha Chemical Corp.	618,610
35,410	Hanwha Corp.	906,684
3,780	Hanwha General Insurance Co. Ltd.(b)	19,224
5,023	Hanwha Securities Co.	16,882
770	Hanwha Timeworld Co. Ltd.	12,667
2,720	Hanyang Securities Co. Ltd.	15,132
9,828	Hite Jinro Co. Ltd.	209,056

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
4,676	HMC Investment Securities Co. Ltd.	$50,456
12,150	Hotel Shilla Co. Ltd.	520,657
104,698	Huchems Fine Chemical Corp.	2,208,555
3,050	Husteel Co. Ltd.	61,101
5,070	Hwa Shin Co. Ltd.	43,946
4,977	Hyosung Corp.	236,387
5,770	Hyundai BNG Steel Co. Ltd.(b)	48,686
1,530	Hyundai Corp.	27,538
5,065	Hyundai Department Store Co. Ltd.	571,177
18,510	Hyundai Development Co.	334,797
1,041	Hyundai Elevator Co. Ltd.	75,408
15,752	Hyundai Engineering & Construction Co. Ltd.	830,354
4,090	Hyundai Engineering Plastics Co. Ltd.	21,307
2,471	Hyundai Glovis Co. Ltd.	474,257
29,420	Hyundai Greenfood Co. Ltd.	412,433
15,170	Hyundai Hysco Co. Ltd.	589,693
13,730	Hyundai Marine & Fire Insurance Co. Ltd.	340,632
387	Hyundai Mipo Dockyard	40,561
26,421	Hyundai Securities Co. Ltd.	197,464
6,050	Il Dong Pharmaceutical Co. Ltd.	36,173
803	Ilshin Spinning Co. Ltd.	51,633
266	Ilsung Pharmaceuticals Co. Ltd.	18,092
1,628	Ilyang Pharmaceutical Co. Ltd.(b)	32,542
2,410	Inzi Controls Co. Ltd.	14,921
7,005	IS Dongseo Co. Ltd.	63,196
3,810	ISU Chemical Co. Ltd.	70,429
10,380	IsuPetasys Co. Ltd.	42,599
5,470	Jahwa Electronics Co. Ltd.	56,121
3,330	Jeil Pharmaceutical Co.	61,556
15,899	Jeonbuk Bank	62,717
2,850	Jinheung Savings Bank(b)	1,782
2,832	JW Pharmaceutical Corp.	30,809
24,810	Kangwon Land, Inc.	511,286
10,532	KC Tech Co. Ltd.	37,633
1,290	KCC Corp.	325,174
4,850	Keangnam Enterprises Ltd.	28,741
458	KEPCO Engineering & Construction Co., Inc.	27,789
5,370	Keyang Electric Machinery Co. Ltd.	12,373
6,150	Kishin Corp.	25,973
4,345	KISWIRE Ltd.	125,858
2,472	KIWOOM Securities Co. Ltd.	130,747
1,846	Kolon Corp.	35,920
7,440	Kolon Global Corp.	27,901
5,741	Kolon Industries, Inc.	339,192
800	Korea Airport Service Co. Ltd.	18,574
3,220	Korea Electric Terminal Co. Ltd.	61,801
24,380	Korea Exchange Bank	181,132
590	Korea Gas Corp.	23,169

Shares		Value

SOUTH KOREA (continued)
24,360	Korea Investment Holdings Co. Ltd.	$745,478
8,010	Korea Kolmar Co. Ltd.	73,680
21,930	Korea Life Insurance Co. Ltd.	126,464
1,564	Korea Petrochemical Industrial Co. Ltd.	94,065
1,600	Korea United Pharm, Inc.	8,194
2,018	Korea Zinc Co. Ltd.	685,384
7,440	Korean Airlines Co. Ltd.(b)	317,835
17,928	Korean Reinsurance Co.	155,079
18,380	KP Chemical Corp.	197,516
787	KPX Chemical Co. Ltd.	31,323
23,310	KTB Investment & Securities Co. Ltd.(b)	38,657
1,913	Kukdo Chemical Co. Ltd.	75,547
2,220	Kumho Petrochemical Co. Ltd.	242,494
1,030	Kunsul Chemical Industrial Co. Ltd.	13,665
30,090	Kwang Dong Pharmaceutical Co. Ltd.	110,846
3,380	Kyeryong Construction Industrial Co. Ltd.	28,460
302	Kyobo Securities Co.	1,266
77	Kyungbang Ltd.(b)	6,245
17,150	Kyung-In Synthetic Corp.	42,700
6,160	LG Fashion Corp.	146,832
496	LG Hausys Ltd.	26,717
512	LG InnoTek Co. Ltd.(b)	40,032
6,784	LG International Corp.	225,008
4,690	LG Uplus Corp.	27,378
11,910	LIG Insurance Co. Ltd.	231,221
2,710	Livart Furniture Co. Ltd.	14,357
497	Lotte Chilsung Beverage Co. Ltd.	574,531
536	Lotte Confectionary Co. Ltd.	747,141
6,810	Lotte Midopa Co. Ltd.	78,302
6,290	Lotte Non-Life Insurance Co. Ltd.(b)	26,092
406	Lotte Samkang Co. Ltd.	182,060
2,578	LS Corp.	202,478
2,821	LS Industrial Systems Co. Ltd.	163,927
39,012	Macquarie Korea Infrastructure Fund	212,550
9,189	Meritz Fire & Marine Insurance Co. Ltd.	82,899
86,760	Meritz Securities Co. Ltd.	66,684
22	Mi Chang Oil Industrial Co. Ltd.	909
2,070	Mirae Asset Securities Co. Ltd.	54,193
19,700	Moorim P&P Co. Ltd.	60,723
7,820	Moorim Paper Co. Ltd.	17,291
8,590	Motonic Corp.	53,867
46	Namyang Dairy Products Co. Ltd.	31,165
2,740	National Plastic Co.	5,550
2,166	NCSoft Corp.	429,129
3,138	Nexen Corp.(c)	174,854

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
12,850	NH Investment & Securities Co. Ltd.	$56,031
6,790	NK Co. Ltd.	22,401
2,181	Nong Shim Co. Ltd.	426,314
799	Nong Shim Holdings Co. Ltd.	35,970
5,249	OCI Co. Ltd.	933,156
20,072	OCI Materials Co. Ltd.	813,088
804	Orion Corp.	637,867
686	Ottogi Corp.	100,416
12,196	Poongsan Corp.	328,463
2,723	Poongsan Holdings Corp.	53,948
450	Pulmuone Holdings Co. Ltd.	13,771
139,442	Pyeong Hwa Automotive Co. Ltd.	2,256,972
3,500	RNL BIO Co. Ltd.(b)	12,290
9,961	S&T Dynamics Co. Ltd.	117,175
3,150	S&T Holdings Co. Ltd.	26,161
4,800	S&T Motiv Co. Ltd.	83,635
3,832	S1 Corp.	195,561
1,110	Sajo Industries Co. Ltd.	53,506
590	Sam Lip General Foods Co. Ltd.	7,749
1,020	Sam Young Electronics Co. Ltd.	7,425
3,017	Sam Yung Trading Co. Ltd.	21,187
2,193	Sambu Construction Co. Ltd.(b)	9,679
480	Samchully Co. Ltd.	37,572
23,040	Samick Musical Instruments Co. Ltd.	30,363
4,310	Samick THK Co. Ltd.	20,204
5,671	Samjin Pharmaceutical Co. Ltd.	48,051
670	SamkwangGlass Co. Ltd.	30,222
2,470	Samsung Fine Chemicals Co. Ltd.	135,666
11,262	Samsung SDI Co. Ltd.	1,419,423
9,571	Samsung Securities Co. Ltd.	410,564
1,993	Samsung Techwin Co. Ltd.	128,680
1,040	Samyang Foods Co. Ltd.	19,915
647	Samyang Genex Co. Ltd.	26,037
4,142	Samyang Holdings Corp.	197,822
10,570	Savezone I&C Corp.	24,026
546,740	SBS Media Holdings Co. Ltd.	2,272,794
6,460	Seah Besteel Corp.	188,836
485	SeAH Holdings Corp.	42,382
1,408	SeAH Steel Corp.	106,600
5,840	Sebang Co. Ltd.	76,963
25,663	Seegene, Inc.(b)	1,096,317
5,490	Sejong Industrial Co. Ltd.	59,483
7,340	Seowon Co. Ltd.	19,022
14,154	Shin Poong Pharmaceutical Co. Ltd.	49,699
18,450	Shinsung Solar Energy Co. Ltd.(b)	42,917
15,480	Shinwon Corp.(b)	18,073
2,240	Shinyoung Securities Co. Ltd.	56,365
920	Silla Co. Ltd.	13,263
971	Sindo Co. Ltd.	56,682
3,755	SK Chemicals Co. Ltd.	194,621

Shares		Value

SOUTH KOREA (continued)
1,489	SK Gas Co. Ltd.	$103,119
19,698	SK Holdings Co. Ltd.	2,700,444
91,900	SK Networks Co. Ltd.	723,414
31,300	SK Securities Co. Ltd.	31,975
8,900	SKC Co. Ltd.	351,867
4,390	SL Corp.	70,473
5,310	Songwon Industrial Co. Ltd.	43,349
38,746	Soulbrain Co. Ltd.	1,130,895
9,930	Ssangyong Cement Industrial Co. Ltd.(b)	35,834
5,618	STX Corp. Co. Ltd.	46,658
4,620	STX Engine Co. Ltd.	42,088
34,580	STX Offshore & Shipbuilding Co. Ltd.	307,378
5,270	STX Pan Ocean Co. Ltd.	18,248
2,270	Suheung Capsule Co. Ltd.	27,807
1,940	Sung Jin Geotec Co. Ltd.(b)	17,416
214	Sunjin Co. Ltd.	1,486
4,250	Tae Kyung Industrial Co. Ltd.	11,371
245	Taekwang Industrial Co. Ltd.	174,439
23,300	Taeyoung Engineering & Construction Co. Ltd.	101,804
14,600	Taihan Electric Wire Co. Ltd.(b)	24,858
16,710	Tailim Packaging Industrial Co. Ltd.	25,421
2,243	TCC Steel	8,749
16,668	Tong Yang Inc.(b)	11,985
10,260	Tong Yang Life Insurance	98,913
200	Tong Yang Moolsan Co. Ltd.	3,556
11,428	TONGYANG Securities, Inc.	38,308
1,420	TS Corp.	24,428
21,743	Unid Co. Ltd.(c)	635,583
250	Union Steel	2,753
5,350	Whanin Pharmaceutical Co. Ltd.	30,189
61,970	Woongjin Chemical Co. Ltd.(b)	38,148
6,450	Woongjin Coway Co. Ltd.	201,950
6,940	Woongjin Holdings Co. Ltd.(b)	30,077
1,000	Woongjin Thinkbig Co. Ltd.	7,164
6,008	Woori Financial Co. Ltd.	82,896
18,733	Woori Investment & Securities Co. Ltd.	180,599
250	YESCO Co. Ltd.	5,561
6,970	Youlchon Chemical Co. Ltd.	49,811
345	Young Poong Corp.	269,745
4,952	Youngone Corp.	124,827
2,598	Youngone Holdings Co. Ltd.	137,871
1,184	Yuhan Corp.	129,854

		61,310,538

SPAIN — 0.4%
12,490	Abengoa SA	165,972
11,124	Acciona SA	485,753
37,960	Acerinox SA	378,927
3,109	ACS Actividades de Construccion y Servicios SA	49,156

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

SPAIN (continued)
222	ACS Actividades de Construccion y Servicios SA(c)(d)	$3,510
1,811	Adolfo Dominguez SA(b)	7,532
1,520	Adveo Group International SA	16,645
3,013	Almirall SA(b)	23,355
7,961	Amper SA(b)	19,493
7,185	Antena 3 de Television SA	26,875
3,330	Azkoyen SA(b)	5,572
1,012,221	Banco de Sabadell SA	1,930,437
30,904	Banco Espanol de Credito SA	81,372
540,929	Banco Popular Espanol SA	1,017,645
105,639	Bankinter SA	341,324
1,315	Baron de Ley(b)	64,137
18,045	Bolsas y Mercados Espanoles SA	354,133
20,024	Caja de Ahorros del Mediter-raneo(b)(c)(d)	0
7,792	Campofrio Food Group SA(b)	56,086
5,568	Cementos Portland Valderrivas SA(b)	26,719
16,842	Cie Automotive SA	112,938
3,901	Codere SA(b)	15,359
485	Construcciones y Auxiliar de Ferrocarriles SA	217,813
15,660	Deoleo SA(b)	6,069
4,433	Dinamia Capital Privado Sociedad de Capital Riesgo SA	27,763
38,450	Distribuidora Internacional de Alimentacion SA	190,183
11,664	Duro Felguera SA	64,295
26,229	Ebro Foods SA	412,117
158,336	EDP Renovaveis SA(b)	488,602
7,969	Elecnor SA	89,324
82,978	Enagas SA	1,439,562
17,940	Ercros SA(b)	9,271
29,693	Faes Farma SA	50,235
15,162	Fersa Energias Renovables SA(b)	6,996
12,842	Fluidra SA	32,392
13,163	Fomento de Construcciones y Contratas SA	134,247
103,785	Gamesa Corp. Tecnologica SA	156,813
43,796	Grifols SA(b)	1,365,493
31,966	Grupo Catalana Occidente SA	393,312
64,021	Grupo Empresarial Ence SA	133,912
27,092	Grupo Ezentis SA(b)	4,767
5,180	Grupo Tavex SA(b)	1,447
2,010	Iberpapel Gestion SA	32,151
18,937	Indra Sistemas SA	168,064
893	Inmobiliaria Colonial SA(b)	1,077
40	La Seda de Barcelona SA(b)	35
5,819	Laboratorios Farmaceuticos Rovi SA	37,159
124,222	Mapfre SA	226,667

Shares		Value

SPAIN (continued)
24,375	Mediaset Espana Comunicacion SA	$121,764
6,826	Melia Hotels International SA	38,634
2,756	Miquel y Costas & Miquel SA	70,533
1	Natraceutical SA(b)	0
43,256	NH Hoteles SA(b)	108,574
34,034	Obrascon Huarte Lain SA	670,010
6,215	Papeles y Cartones de Europa SA	13,497
6,168	Pescanova SA	106,172
1,765	Prim SA	8,122
126,652	Promotora de Informaciones SA - Class A(b)	55,321
1,142,740	Prosegur Cia de Seguridad SA	5,258,567
27,657	Realia Business SA(b)	13,782
22,104	Red Electrica Corp. SA	876,420
1,098	Reyal Urbis SA(b)	216
53,084	Sacyr Vallehermoso SA(b)	84,909
17,752	Service Point Solutions SA(b)	2,796
26,801	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA(b)	21,731
25,119	Solaria Energia y Medio Ambiente SA	23,180
2,247	Tecnicas Reunidas SA	95,051
9,564	Telecomunicaciones y Energia	15,769
32,537	Tubacex SA(b)	61,652
34,984	Tubos Reunidos SA	66,719
1,457	Vertice Trescientos Sesenta Grados SA(b)	165
8,830	Vidrala SA	210,771
15,581	Viscofan SA	714,885
7,537	Vocento SA(b)	11,406
3,633	Vueling Airlines SA(b)	19,311
21,901	Zardoya Otis SA	243,871
1,095	Zardoya Otis SA(c)(d)	12,126
13,261	Zeltia SA(b)	20,151

		19,818,811

SWEDEN — 0.8%
13,070	AarhusKarlshamn AB	425,695
24,738	Acando AB	50,199
1,487	Active Biotech AB(b)	10,780
3,083	AddNode AB	14,507
2,555	AddTech AB - Class B	66,499
293,663	AF AB - B Shares(c)	5,613,609
5,143	Anoto Group AB(b)	1,966
2,158	Arise Windpower AB(b)	8,155
794	Atrium Ljungberg AB - B Shares	9,562
1,644	Avanza Bank Holding AB	31,547
8,149	Axfood AB	288,783
14,516	Axis Communications AB	372,471
4,907	B&B Tools AB - Class B	37,701
15,977	BE Group AB	40,409
2,816	Beijer AB G&L - Class B	42,650
6,098	Beijer Alma AB	109,843

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

SWEDEN (continued)
2,038	Beijer Electronics AB	$17,981
11,117	Betsson AB	322,035
17,184	Bilia AB - A Shares	203,409
48,248	Billerud AB	430,998
4,165	BioGaia AB - Class B	108,096
24,799	Biotage AB	25,526
1,759	Bjoern Borg AB	9,027
293,940	Boliden AB	4,486,479
23,579	Bure Equity AB	77,318
11,928	Byggmax Group AB	57,003
18,040	Castellum AB	242,323
2,600	Catena AB	18,963
5,967	CDON Group AB(b)	35,535
6,345	Cision AB(b)	46,183
4,046	Clas Ohlson AB - Class B	61,428
10,828	Concordia Maritime AB - Class B	17,673
1,753	Connecta AB	16,111
3,954	CyberCom Group AB(b)	2,733
6,462	Duni AB	50,123
4,322	East Capital Explorer AB	28,599
55,809	Electrolux AB - Class B	1,267,892
30,878	Elekta AB - Class B	1,436,144
2,573	Enea AB	15,701
36,561	Eniro AB(b)	43,278
15,073	Fabege AB	130,768
741	Fagerhult AB	21,029
6,050	Fastighets AB Balder - Class B(b)	27,845
96,813	Getinge AB - Class B	2,770,295
9,616	Gunnebo AB	40,723
15,931	Hakon Invest AB	251,826
22,340	Haldex AB	97,892
227,906	Hexagon AB - Class B	4,363,313
11,372	Hexpol AB	404,671
8,094	HIQ International AB	42,727
440	HMS Networks AB	6,567
7,672	Hoganas AB - Class B	247,624
22,300	Holmen AB - Class B	599,091
7,179	Hufvudstaden AB - Class A	87,407
22,054	Husqvarna AB - Class A	111,881
112,222	Husqvarna AB - Class B	574,258
11,328	Industrial & Financial Systems - Class B	188,227
5,489	Indutrade AB	148,108
31,357	Intrum Justitia AB	436,881
39,593	JM AB	752,486
55,554	KappAhl AB(b)	46,154
6,105	Klovern AB	21,994
152	Klovern AB - Preference Shares	3,207
18,031	KNOW IT AB	139,859
14,357	Kungsleden AB	82,334
2,706	Lagercrantz AB - Class B	22,581
13,441	Lindab International AB	82,812
31,173	Loomis AB - Class B	393,063
75,113	Lundin Petroleum AB(b)	1,595,999

Shares		Value

SWEDEN (continued)
100,014	Meda AB - Class A	$947,836
4,303	Medivir AB - Class B(b)	41,919
7,277	Mekonomen AB	208,124
29,549	Micronic Mydata AB(b)	56,051
15,808	Modern Times Group AB - Class B	725,704
1,715	MQ Holding AB	5,094
900	NCC AB - Class A	17,045
39,737	NCC AB - Class B	746,750
2,159	Nederman Holding AB	36,509
3,937	Net Entertainment NE AB	44,576
56,096	Net Insight AB - Class B(b)	14,023
49,418	New Wave Group AB - Class B	197,653
9,358	Nibe Industrier AB - Class B	128,316
61,798	Nobia AB(b)	222,633
8,614	Nolato AB - Class B	88,348
7,536	Nordic Mines AB(b)	11,802
8,208	Nordnet AB - Class B	23,173
6,243	Northland Resources SA(b)	5,291
224	Opcon AB(b)	54
5,718	Orexo AB(b)	35,146
176,445	PA Resources AB(b)	29,837
55,121	Peab AB	258,801
50,315	Pricer AB - Class B	92,112
1,152	Proact IT Group AB	19,819
23,300	Proffice AB - Class B	73,662
97,544	Ratos AB - Class B	1,011,205
4,226	ReadSoft AB - Class B	13,050
10,197	Rederi AB Transatlantic(b)	10,346
8,898	Rezidor Hotel Group AB(b)	29,962
49,500	RNB Retail and Brands AB(b)	17,833
36,090	Rottneros AB	10,242
22,865	Saab AB - Class B	382,280
115	Sagax AB	2,993
48,868	SAS AB(b)	43,115
4,652	Sectra AB - Class B	29,346
33,791	Securitas AB - Class B	275,271
3,842	Semcon AB(b)	23,106
39,832	Skanska AB - Class B	602,694
6,034	SkiStar AB	67,876
57,171	SSAB AB - Class A	470,775
26,308	SSAB AB - Class B	190,018
1,658	Studsvik AB	9,021
8,924	Sweco AB - Class B	99,729
21,190	Swedish Orphan Biovitrum AB(b)	74,158
2,770	Systemair AB	32,789
2,662	TradeDoubler AB	5,871
95,263	Trelleborg AB - Class B	984,757
3,694	Vitrolife AB	28,925
8,602	Wallenstam AB - Class B	92,273
6,774	Wihlborgs Fastigheter AB	98,363

		38,472,832

SWITZERLAND — 1.5%
1,011	Acino Holding AG	115,256

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

SWITZERLAND (continued)
3,861	Actelion Ltd.	$176,579
1,180	Adecco SA	51,972
564	Advanced Digital Broadcast Holdings SA(b)	6,903
8,701	AFG Arbonia-Forster Holding(b)	147,497
290,000	Allied World Assurance Co. Holdings AG	21,874,700
8,646	Allreal Holding AG	1,257,536
55	Alpiq Holding AG	7,436
934	ALSO-Actebis Holding AG(c)	41,137
314	APG SGA SA	56,284
70,135	Aryzta AG	3,487,713
4,837	Ascom Holding AG	35,573
323	Autoneum Holding AG(b)	14,640
1,807	Bachem Holding AG - Class B	65,706
32,904	Baloise Holding AG	2,175,513
1,857	Bank Coop AG	108,894
12,814	Bank Sarasin & Cie AG - Class B(b)	353,064
277	Banque Cantonale de Geneve	58,163
2,108	Banque Cantonale Vaudoise	1,076,887
6	Banque Privee Edmond de Rothschild SA	106,535
728	Barry Callebaut AG	658,056
372	Basilea Pharmaceutica(b)	18,823
2,881	Basler Kantonalbank	315,750
99	Belimo Holding AG	172,893
39	Bell AG	75,819
752	Bellevue Group AG	7,356
1,916	Berner Kantonalbank AG	487,095
344	BKW AG	10,500
551	Bobst Group AG(b)	15,238
959	Bossard Holding AG	113,748
3,886	Bucher Industries AG	666,308
1,281	Burckhardt Compression Holding AG	328,024
36	Carlo Gavazzi Holding AG	7,541
74	Centralschweizerische Kraftwerke AG	24,444
178	Cham Paper Holding AG(b)	27,695
1,088	Charles Voegele Holding AG - Class A	17,273
131	Cicor Technologies(b)	3,945
893	Cie Financiere Tradition SA	50,444
80,593	Clariant AG	852,736
1,178	Coltene Holding AG	35,112
35	Conzzeta AG	63,454
3,284	Daetwyler Holding AG	238,824
3,873	Dufry Group(b)	473,265
830	EFG International AG	5,697
1,100	Emmi AG	227,594
2,683	EMS-Chemie Holding AG	528,466
4,343	Energiedienst Holding AG(c)	205,295
12,621	Etrion Corp.(b)	4,361
18,150	Ferrexpo Plc	51,734

Shares		Value

SWITZERLAND (continued)
2,933	Flughafen Zuerich AG	$1,058,980
530	Forbo Holding AG	304,005
1,617	Galenica AG	934,127
89,347	GAM Holding AG	988,372
1,495	Gategroup Holding AG	43,336
8,060	Geberit AG	1,585,087
3,379	Georg Fischer AG	1,175,884
1,405	Givaudan SA	1,367,871
360	Gurit Holding AG	154,870
4,832	Helvetia Holdings AG	1,500,875
4,946	Highlight Communications AG	22,212
1,239	Huber & Suhner AG	50,446
5,293	Implenia AG	168,066
249	Inficon Holding AG	48,714
187,480	Informa Plc	1,087,573
128	Interroll Holding AG	43,659
104	Intershop Holdings	34,727
161,862	Julius Baer Group Ltd.	5,802,694
821	Kaba Holding AG - Class B	301,053
1,015	Kardex AG(b)	18,765
1,899	Komax Holding AG	141,020
734	Kuoni Reisen Holding AG	193,593
161	LEM Holding SA	82,124
1,026	LifeWatch AG(b)	7,766
15	Lindt & Spruengli AG	537,745
6,756	Logitech International SA(b)	60,031
7,697	Lonza Group AG	348,151
1,434	Luzerner Kantonalbank AG	475,895
52	Metall Zug AG - Class B	116,165
23,083	Meyer Burger Technology AG(b)	304,999
20,313	Micronas Semiconductor Holding	207,021
677	Mikron Holding AG	3,807
9,148	Mobilezone Holding AG	92,389
3,918	Mobimo Holding AG	904,956
726	Nobel Biocare Holding AG	6,689
117,608	OC Oerlikon Corp AG(b)	962,499
587	Orascom Development Holding AG	8,207
417	Orell Fuessli Holding AG	42,712
153	Orior AG	7,640
5,885	Panalpina Welttransport Holding AG	566,016
1,305	Partners Group Holding AG	238,330
281	Phoenix Mecano AG	140,241
325	Precious Woods Holding AG(b)	1,984
3,798	PSP Swiss Property AG	341,170
78	PubliGroupe SA	10,866
352	Rieter Holding AG	46,618
154	Romande Energie Holding SA(c)	166,887
144	Schaffner Holding AG	30,635
8,537	Schmolz & Bickenbach AG	36,726
456	Schweiter Technologies AG	221,625

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

SWITZERLAND (continued)
8,630	Schweizerishe National-Versicherungs-Gesellsschaft AG	$315,570
588	Siegfried Holding AG	68,358
894	Sika AG	1,671,156
120	Societa Elettrica Sopracenerina SA(c)	19,506
4,650	Sonova Holding AG	440,328
1,426	St. Galler Kantonalbank AG	490,037
308,724	STMicroelectronics NV	1,680,102
751	Straumann Holding AG	100,923
14,484	Sulzer AG	1,875,220
14,003	Swiss Life Holding AG	1,343,215
161,767	Swisslog Holding AG	150,781
2,762	Swissquote Group Holding SA	75,253
955	Tamedia AG	96,058
3,570	Tecan Group AG	248,470
5,714	Temenos Group AG(b)	75,793
4,883	Tornos Holding AG(b)	38,062
1,732	U-Blox AG	72,913
43	Valartis Group AG(b)	714
4,767	Valiant Holding AG	414,787
2,865	Valora Holding AG	485,668
380	Vaudoise Assurances Holding SA - Class B	105,966
47	Vetropack Holding AG	84,199
19,476	Von Roll Holding AG(b)	39,499
19,524	Vontobel Holding AG	429,956
1,036	VZ Holding AG	91,259
3	Walliser Kantonalbank	2,673
390	Walter Meier AG - Class A	87,084
915	Ypsomed Holding AG	48,548
4,167	Zehnder Group AG	247,340
1,427	Zueblin Immobilien Holding AG(b)	4,809
52	Zug Estates Holding AG - B Shares	69,241
31	Zuger Kantonalbank AG	155,270

		70,930,059

TAIWAN — 1.1%
68,000	Accton Technology Corp.	36,389
149,497	Action Electronics Co. Ltd.	34,891
18,400	Adlink Technology, Inc.	20,184
54,060	Advancetek Enterprise Co. Ltd.	47,224
79,637	Advantech Co. Ltd.	282,782
52,027	AGV Products Corp.(b)	18,214
123,000	Alpha Networks, Inc.	84,071
134,215	Altek Corp.	75,179
120,000	Ambassador Hotel (The)	118,830
18,000	AMPOC Far-East Co. Ltd.	14,314
108,830	AmTRAN Technology Co. Ltd.	84,364
22,000	Apex Biotechnology Corp.	58,168
34,320	Apex Science & Engineering	12,759
81,000	Arima Communications Corp.(b)	36,864

Shares		Value

TAIWAN (continued)
12,250	Arima Optoelectronics Corp.(b)	$1,732
39,000	Asia Optical Co., Inc.(b)	39,465
117,500	Asia Polymer Corp.	141,427
98,214	Asia Vital Components Co. Ltd.	50,429
9,000	ASROCK, Inc.	31,958
11,000	Aten International Co. Ltd.	19,988
56,000	Audix Corp.	45,745
19,000	Aurora Corp.	27,969
47,000	Aurora Systems Corp.	45,601
13,000	AV Tech Corp.	38,273
19,270	Avermedia Technologies, Inc.	11,693
9,000	Avision, Inc.	2,791
17,850	Awea Mechantronic Co. Ltd.	18,926
157,595	Bank of Kaohsiung	45,924
1,293,350	BES Engineering Corp.	289,783
62,000	C Sun Manufacturing Ltd.	39,587
76,659	Cameo Communications, Inc.	19,221
228,781	Capital Securities Corp.	77,805
81,000	Career Technology Manufacturing Co. Ltd.	113,833
117,000	Carnival Industrial Corp.(b)	42,716
7,000	Cathay Chemical Works	2,509
226,000	Cathay No. 1 REIT	128,099
23,000	Cathay No. 2 REIT	11,219
96,000	Cathay Real Estate Development Co. Ltd.	38,730
38,000	Central Reinsurance Co. Ltd.	16,344
47,000	ChainQui Construction Development Co. Ltd.	33,535
21,000	Champion Building Materials Co. Ltd.	7,527
9,261	Chang Wah Electromaterials, Inc.	19,978
127,000	Charoen Pokphand Enterprise	62,246
13,000	CHC Resources Corp.	19,917
811,920	Cheng Loong Corp.	291,011
169,796	Cheng Uei Precision Industry Co. Ltd.	311,371
19,000	Chenming Mold Industry Corp.(b)	15,932
369,572	Chia Hsin Cement Corp.	166,965
200,227	Chicony Electronics Co. Ltd.	387,202
120,120	Chien Kuo Construction Co. Ltd.	55,269
303,744	China Airlines Ltd.	126,592
47,000	China Chemical & Pharmaceutical Co. Ltd.	28,991
984,000	China Development Financial Holding Corp.	230,970
14,000	China Ecotek Corp.	29,454
253,000	China General Plastics Corp.(b)	98,695
22,000	China Glaze Co. Ltd.	10,123
695,530	China Life Insurance Co. Ltd.	677,152
1,005,505	China Manmade Fibers Corp.(b)	338,605
41,803	China Metal Products Co. Ltd.	24,043
521,391	China Motor Corp.	445,901

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

TAIWAN (continued)
749,686	China Petrochemical Development Corp.	$618,646
492,114	China Steel Chemical Corp.	2,157,639
77,000	China Steel Structure Co. Ltd.	73,682
194,616	China Synthetic Rubber Corp.	181,363
96,000	China Wire & Cable Co. Ltd.(b)	25,766
5,000	Chinese Maritime Transport Ltd.	5,718
96,883	Chin-Poon Industrial Co.	105,952
17,574	Chong Hong Construction Co.	35,684
35,876	Chroma ATE, Inc.	80,143
92,000	Chun Yu Works & Co. Ltd.(b)	28,895
332,137	Chun Yuan Steel	129,566
79,000	Chung Hsin Electric & Machinery Manufacturing Corp.	44,778
132,339	Chung Hung Steel Corp.(b)	33,093
198,240	Chung HWA Pulp Corp.	60,743
228,000	Chunghwa Picture Tubes Ltd.(b)	6,766
141,916	Clevo Co.	187,139
717,000	CMC Magnetics Corp.(b)	113,553
127,182	Collins Co. Ltd.	52,158
87,150	Compal Communications, Inc.(b)	80,779
810,000	Compeq Manufacturing Co. Ltd.	345,686
163,689	Continental Holdings Corp.	56,487
10,000	Cosmos Bank Taiwan(b)	2,784
30,000	Coxon Precise Industrial Co. Ltd.	41,310
298,700	CSBC Corp. Taiwan	216,114
203,838	CTCI Corp.	379,913
15,460	CyberTAN Technology, Inc.	10,773
76,000	DA CIN Construction Co. Ltd.	44,344
76,000	Darfon Electronics Corp.	53,467
64,903	Delpha Construction Co. Ltd.	19,519
2,000	Depo Auto Parts Industrial Co. Ltd.	4,274
17,000	DFI, Inc.	12,526
186,712	D-Link Corp.	113,300
41,155	Dynamic Electronics Co. Ltd.	12,103
2,923,012	E.Sun Financial Holding Co. Ltd.	1,603,186
60,000	Eastern Media International Corp.(b)	6,642
75,334	Eclat Textile Co. Ltd.	203,704
11,000	Edom Technology Co. Ltd.	3,220
34,320	Elan Microelectronics Corp.	55,956
14,000	E-Life Mall Corp.	30,061
21,000	Elite Advanced Laser Corp.	24,156
27,967	Elite Material Co. Ltd.	25,829
160,789	Elitegroup Computer Systems Co. Ltd.(b)	63,796
160,000	Entie Commercial Bank	70,151
98,000	Epistar Corp.	183,633
210,492	Eternal Chemical Co. Ltd.	160,014

Shares		Value

TAIWAN (continued)
676,609	Eva Airways Corp.	$397,043
148,000	Evergreen International Storage & Transport Corp.	80,187
341,197	Evergreen Marine Corp. Taiwan Ltd.	187,705
194,145	Everlight Chemical Industrial Corp.	113,280
20,643	Everlight Electronics Co. Ltd.	32,486
1,000	Everspring Industry Co.(b)	245
53,976	Excelsior Medical Co. Ltd.	108,519
374,222	Far Eastern Department Stores Co. Ltd.	395,527
963,894	Far Eastern International Bank	382,440
16,797	Faraday Technology Corp.	22,962
43,000	Farglory F T Z Investment Holding Co. Ltd.(b)	25,878
24,000	Farglory Land Development Co. Ltd.	38,930
289,972	Federal Corp.	142,122
182,320	Feng Hsin Iron & Steel Co.	290,569
36,209	Feng TAY Enterprise Co. Ltd.	35,192
91,000	First Copper Technology Co. Ltd.(b)	21,360
49,442	First Hotel	31,980
119,000	First Insurance Co. Ltd.	49,794
63,079	First Steamship Co. Ltd.	66,460
52,351	FLEXium Interconnect, Inc.	212,075
6,929	Flytech Technology Co. Ltd.	15,964
106,761	Forhouse Corp.	54,284
2,000	Formosa Advanced Technologies Co. Ltd.	1,500
75,000	Formosa Epitaxy, Inc.(b)	49,012
9,774	Formosa International Hotels Corp.	105,097
46,800	Formosa Oilseed Processing	21,377
729,000	Formosa Taffeta Co. Ltd.	636,819
347,000	Formosan Rubber Group, Inc.	213,458
170,571	Formosan Union Chemical	118,008
33,000	Fortune Electric Co. Ltd.	14,139
66,180	Founding Construction & Development Co. Ltd.	38,173
86,000	Froch Enterprise Co. Ltd.(b)	28,530
100,022	FSP Technology, Inc.	86,374
48,000	FU I Industrial(d)	22,726
35,000	Fubon No. 1 REIT	19,908
89,000	Fubon No. 2 REIT	38,784
57,800	Fullerton Technology Co. Ltd.	48,950
56,000	Fulltech Fiber Glass Corp.	28,287
113,284	Fwusow Industry Co. Ltd.	56,656
21,000	G Shank Enterprise Co. Ltd.	10,678
49,101	Gemtek Technology Corp.	44,284
73,657	Genesis Photonics, Inc.(b)	63,852
11,000	Genius Electronic Optical Co. Ltd.	76,652
5,663	GeoVision, Inc.	20,769
341,000	Getac Technology Corp.	251,835
497,143	Giant Manufacturing Co. Ltd.	2,734,970

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

TAIWAN (continued)
29,000	Giantplus Technology Co. Ltd.(b)	$8,412
154,781	Gigabyte Technology Co. Ltd.	135,209
56,274	Gigastorage Corp.	42,967
91,297	Gintech Energy Corp.(b)	89,798
67,000	Global Brands Manufacture Ltd.	28,817
102,000	Globe Union Industrial Corp.	70,568
293,770	Gold Circuit Electronics Ltd.	60,532
343,852	Goldsun Development & Construction Co. Ltd.	117,512
18,900	Good Will Instrument Co. Ltd.	11,343
886,000	Grand Pacific Petrochemical	391,415
19,000	Grape King Industrial Co.	38,516
59,000	Great China Metal Industry	67,670
66,000	Great Taipei Gas Co. Ltd.	41,920
155,342	Great Wall Enterprise Co. Ltd.	152,273
67,353	Green Energy Technology, Inc.	46,597
17,000	GTM Corp.(b)	7,142
46,214	Hannstar Board Corp.(b)	21,726
1,108,000	HannStar Display Corp.(b)	68,713
15,115	HannsTouch Solution, Inc.(b)	5,644
38,259	Harvatek Corp.	18,879
168,000	Hey Song Corp.	215,094
181,485	Highwealth Construction Corp.	282,885
31,620	Hitron Technology, Inc.	18,133
86,000	Hiwin Technologies Corp.	795,699
254,865	Ho Tung Chemical Corp.(b)	145,734
139,000	Hocheng Corp.	35,686
45,320	Hold-Key Electric Wire & Cable Co. Ltd.	15,187
28,800	Holiday Entertainment Co. Ltd.	50,509
33,135	Holy Stone Enterprise Co. Ltd.	30,160
166,678	Hsin Kuang Steel Co. Ltd.	102,533
63,326	Hsing TA Cement Co.	21,853
316,000	HUA ENG Wire & Cable Co., Ltd.(b)	82,391
13,479	Huaku Development Co. Ltd.	27,864
39,000	Huang Hsiang Construction Co.	76,719
138,514	Hung Poo Real Estate Development Corp.	113,610
85,000	Hung Sheng Construction Co. Ltd.	42,511
78,000	Hwa Fong Rubber Co. Ltd.(b)	17,320
118,341	Ichia Technologies, Inc.(b)	55,240
51,000	I-Chiun Precision Industry Co. Ltd.(b)	26,527
95,000	ICP Electronics, Inc.	153,622
189,000	Inotera Memories, Inc.(b)	35,856
600,155	Inventec Corp.	179,891
24,000	I-Sheng Electric Wire & Cable Co. Ltd.	31,368
14,000	ITE Technology, Inc.(b)	11,179
13,000	Jess-Link Products Co. Ltd.(b)	11,356
3,075	Johnson Health Tech Co. Ltd.	8,202
44,000	Kang Na Hsiung Enterprise Co. Ltd.	19,071
35,000	Kaulin Manufacturing Co. Ltd.	25,323

Shares		Value

TAIWAN (continued)
134,823	KEE TAI Properties Co. Ltd.	$68,103
177,949	Kenda Rubber Industrial Co. Ltd.	215,965
87,000	Kerry TJ Logistics Co. Ltd.	110,228
217,000	Kindom Construction Co.	124,444
204,000	King Slide Works Co. Ltd.	1,183,496
353,184	King Yuan Electronics Co. Ltd.	154,851
555,185	King’s Town Bank(b)	368,365
47,174	King’s Town Construction Co. Ltd.	39,636
47,000	Kinik Co.	64,093
37,000	Kinko Optical Co. Ltd.	50,888
194,343	Kinpo Electronics, Inc.	40,952
102,000	Kinsus Interconnect Technology Corp.	287,032
16,328	KS Terminals, Inc.	13,882
16,000	Kung Long Batteries Industrial Co. Ltd.	28,114
183,000	Kuoyang Construction Co. Ltd.(b)	70,473
238,800	Kwong Fong Industries	112,264
35,000	KYE Systems Corp.(b)	11,401
62,000	L&K Engineering Co. Ltd.	58,088
125,280	LAN FA Textile	36,257
3,000	Largan Precision Co. Ltd.	61,515
63,325	LCY Chemical Corp.	85,510
4,828	Leader Electronics, Inc.	1,980
274,185	Lealea Enterprise Co. Ltd.	97,360
21,826	Ledtech Electronics Corp.	7,641
36,638	Leofoo Development Co. Ltd.(b)	20,400
64,415	LES Enphants Co. Ltd.	57,666
301,600	Li Peng Enterprise Co. Ltd.	85,475
25,750	Lian Hwa Food Corp.	33,440
446,362	Lien Hwa Industrial Corp.	272,349
235,000	Lingsen Precision Industries Ltd.	121,839
98,090	LITE-ON IT Corp.	91,737
66,000	Lite-On Semiconductor Corp.	33,888
36,994	Lite-On Technology Corp.	46,562
179,000	Long Bon International Co. Ltd.(b)	80,570
249,547	Long Chen Paper Co. Ltd.	62,902
2,451	Lotes Co. Ltd.	5,802
69,000	Lucky Cement Corp.(b)	14,954
28,127	Lumax International Corp. Ltd.	65,177
998,936	Macronix International	247,465
27,000	Makalot Industrial Co. Ltd.	74,539
67,000	Marketech International Corp	40,769
411,000	Masterlink Securities Corp.	122,920
64,152	Mayer Steel Pipe Corp.	24,919
9,000	Maywufa Co. Ltd.	3,901
82,000	Meiloon Industrial Co. Ltd.	24,059
135,360	Mercuries & Associates Ltd.	112,828
44,000	Merida Industry Co. Ltd.	190,714
10,341	Merry Electronics Co. Ltd.	13,482

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

TAIWAN (continued)
34,000	Microelectronics Technology, Inc.(b)	$12,867
187,404	Micro-Star International Co. Ltd.	87,789
64,000	MIN AIK Technology Co. Ltd.	155,132
54,590	Mirle Automation Corp.	35,492
293,000	Mitac International Corp.	90,267
56,000	Mosel Vitelic, Inc.(b)	5,452
4,000	Nak Sealing Technologies Corp.	6,528
141,370	Nan Kang Rubber Tire Co. Ltd.	198,910
52,383	Nan Ya Printed Circuit Board Corp.	79,817
95,145	Nantex Industry Co. Ltd.	81,845
127,872	Nanya Technology Corp.(b)	8,143
32,000	National Petroleum Co. Ltd.	31,901
123,000	Neo Solar Power Corp.(b)	77,509
3,326	New Asia Construction & Development Corp.	923
25,849	Nichidenbo Corp.	19,736
80,932	Nien Hsing Textile Co. Ltd.	50,865
10,000	Novatek Microelectronics Corp.	29,207
34,000	Ocean Plastics Co. Ltd.(b)	24,826
62,000	Opto Technology Corp.	23,359
214,500	Oriental Union Chemical Corp.	247,452
484,000	Pacific Hospital Supply Co. Ltd.(c)	1,274,852
96,453	Pan Jit International, Inc.	36,983
53,086	Pan-International Industrial(b)	53,984
4,000	Paragon Technologies Co. Ltd.	3,614
98,746	Phihong Technology Co. Ltd.	80,663
16,000	Phytohealth Corp.(b)	22,272
213,715	Pou Chen Corp.	193,460
13,000	Powertech Industrial Co. Ltd.(b)	9,622
20,200	Powertech Technology, Inc.	40,747
586,221	President Securities Corp.	297,093
305,555	Prince Housing & Development Corp.	196,113
121,000	Prodisc Technology, Inc.(b)(c)(d)	686
26,000	Promate Electronic Co. Ltd.	19,158
428,520	Qisda Corp.(b)	95,155
151,084	Quintain Steel Co. Ltd.(b)	34,305
143,283	Radiant Opto-Electronics Corp.	563,721
370,626	Radium Life Tech Co. Ltd.	234,171
40,021	Realtek Semiconductor Corp.	69,521
83,070	Rechi Precision Co. Ltd.	73,397
37,000	Rexon Industrial Corp. Ltd.(b)	6,057
11,370	Richtek Technology Corp.	63,309
844,398	Ritek Corp.(b)	111,770
209,403	Ruentex Development Co. Ltd.	356,074
129,472	Ruentex Industries Ltd.	254,692
150,335	Sampo Corp.	45,362
31,626	San Fang Chemical Industry Co. Ltd.	24,675
702,080	Sanyang Industrial Co. Ltd.	459,977

Shares		Value

TAIWAN (continued)
21,000	Sanyo Electric Taiwan Co. Ltd.	$18,520
37,000	Sercomm Corp.	54,034
20,000	Sesoda Corp.	24,206
33,000	Sheng Yu Steel Co. Ltd.	20,355
16,360	ShenMao Technology, Inc.	18,328
108,000	Shihlin Electric & Engineering Corp.	124,951
32,000	Shihlin Paper Corp.(b)	43,638
5,172,000	Shin Kong Financial Holding Co. Ltd.(b)	1,577,854
85,000	Shin Kong No.1 REIT	35,652
57,565	Shining Building Business Co. Ltd.(b)	48,942
119,000	Shinkong Insurance Co. Ltd.	83,321
593,314	Shinkong Synthetic Fibers Corp.	175,467
79,000	Shinkong Textile Co. Ltd.	108,257
44,000	Shuttle, Inc.(b)	13,467
95,000	Sigurd Microelectronics Corp.	69,367
137,000	Silicon Integrated Systems Corp.	47,048
120	Silitech Technology Corp.	246
85,000	Sinbon Electronics Co. Ltd.	65,041
75,170	Sincere Navigation Corp.	66,542
107,000	Sinon Corp.	49,589
2,004,698	SinoPac Financial Holdings Co. Ltd.	865,578
13,486	Sinphar Pharmaceutical Co. Ltd.	11,736
46,444	Sinyi Realty Co.	59,463
20,000	Sitronix Technology Corp.	23,539
50,000	Solomon Technology Corp.	16,621
132,000	Southeast Cement Co. Ltd.	52,373
8,560	Standard Chemical & Pharmaceutical Corp.	7,221
76,647	Standard Foods Corp.	204,954
16,000	Stark Technology, Inc.	13,070
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	14,414
101,399	Sunplus Technology Co. Ltd.	26,742
22,000	Sunrex Technology Corp.	9,756
24,000	Sunspring Metal Corp.	24,326
48,000	Supreme Electronics Co. Ltd.	21,285
83,980	Sweeten Construction Co. Ltd.	44,241
132,111	TA Chen Stainless Pipe Co. Ltd.	63,209
382,200	TA Chong Bank Ltd.(b)	118,766
409,340	Ta Ya Electric Wire & Cable	102,088
70,000	Tah Hsin Industrial Co. Ltd.	60,682
38,217	TA-I Technology Co. Ltd.	24,274
361,069	Taichung Commercial Bank(b)	115,089
78,000	Tainan Enterprises Co. Ltd.	73,338
909,037	Tainan Spinning Co. Ltd.	374,314
1,613,210	Taishin Financial Holding Co. Ltd.	656,203
69,628	Taisun Enterprise Co. Ltd.	37,028
160,880	Taita Chemical Co. Ltd.	64,100
12,000	Taiwan Acceptance Corp.	29,607

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

TAIWAN (continued)
2,502,108	Taiwan Business Bank(b)	$732,467
137,088	Taiwan Cogeneration Corp.	86,844
53,000	Taiwan Fertilizer Co. Ltd.	125,818
103,320	Taiwan Fire & Marine Insurance Co.	67,692
65,000	Taiwan FU Hsing Industrial Co. Ltd.	44,970
324,224	Taiwan Glass Industrial Corp.	308,090
71,468	Taiwan Hon Chuan Enterprise Co. Ltd.	158,699
205,110	Taiwan Land Development Corp.(b)	79,671
35,958	Taiwan Life Insurance Co. Ltd.(b)	22,899
92,150	Taiwan Mask Corp.	33,797
82,544	Taiwan Navigation Co. Ltd.	83,253
177,600	Taiwan Paiho Ltd.	113,692
95,120	Taiwan Pulp & Paper Corp.	29,241
18,360	Taiwan Sakura Corp.	9,090
86,117	Taiwan Secom Co. Ltd.	171,990
101,000	Taiwan Sogo Shin Kong Security Co. Ltd.	102,372
94,000	Taiwan Styrene Monomer(b)	22,566
136,469	Taiwan TEA Corp.	67,797
95,000	Taiyen Biotech Co. Ltd.	69,684
597,634	Tatung Co. Ltd.(b)	118,162
11,652	Teapo Electronic Corp.(b)	1,453
1,553,000	Teco Electric and Machinery Co. Ltd.	988,991
10,000	Tecom Co. Ltd.(b)	523
13,000	Ten Ren Tea Co. Ltd.	20,372
59,049	Thye Ming Industrial Co, Ltd.	52,173
513,100	Ton Yi Industrial Corp.	309,648
41,520	Tong Yang Industry Co. Ltd.	40,838
78,132	Tong-Tai Machine & Tool Co. Ltd.	62,521
71,939	Topco Scientific Co. Ltd.	115,851
30,519	Topoint Technology Co. Ltd.	16,026
24,137	Transcend Information, Inc.	65,186
18,122	Tripod Technology Corp.	41,208
36,988	Tsann Kuen Enterprise Co. Ltd.	75,474
167,803	TSRC Corp.	383,246
22,000	TTET Union Corp.	36,823
560,315	Tung Ho Steel Enterprise Corp.	503,476
1,815	TXC Corp.	2,796
47,792	TYC Brother Industrial Co. Ltd.(b)	18,803
251,303	Tycoons Group Enterprise(b)	40,889
5,000	Tyntek Corp.(b)	1,624
29,400	TZE Shin International Co. Ltd.(b)	13,821
26,000	U-Ming Marine Transport Corp.	40,744
223,288	Unimicron Technology Corp.	250,890
277,071	Union Bank of Taiwan(b)	99,771
40,000	Union Insurance Co. Ltd.(b)	15,137
179,037	Unitech Printed Circuit Board Corp.	56,053

Shares		Value

TAIWAN (continued)
134,000	United Integrated Services Co. Ltd.	$107,897
19,196	Unity Opto Technology Co. Ltd.	18,049
283,000	Universal Cement Corp.	126,438
40,000	Universal Microelectronics Co. Ltd.(b)	10,336
110,416	Unizyx Holding Corp.	54,117
158,676	UPC Technology Corp.	91,262
238,554	USI Corp.	226,285
9,000	U-Tech Media Corp.	1,560
56,800	Ve Wong Corp.	38,728
55,349	Via Technologies, Inc.(b)	17,181
117,000	Wah Lee Industrial Corp.	149,017
1,020,000	Walsin Lihwa Corp.	308,117
151,947	Walsin Technology Corp.	34,095
72,000	Walton Advanced Engineering, Inc.	21,749
195,300	Wan Hai Lines Ltd.	96,698
863,333	Waterland Financial Holdings Co. Ltd.	292,167
114,000	Wei Chuan Food Corp.	118,210
65,100	Weikeng Industrial Co. Ltd.	46,884
15,606	Well Shin Technology Co. Ltd.	19,512
17,000	Wellypower Optronics Corp.(b)	6,943
50,000	Weltrend Semiconductor, Inc.(b)	19,838
884,977	Winbond Electronics Corp.(b)	125,698
462,673	Wintek Corp.	202,856
75,479	Wistron Corp.	81,412
80,068	Wistron NeWeb Corp.	159,642
575,865	WPG Holdings Co. Ltd.	612,490
107,136	WT Microelectronics Co. Ltd.	138,061
95,000	WUS Printed Circuit Co. Ltd.(b)	41,494
430,000	Yageo Corp.	116,129
1,163,600	Yang Ming Marine Transport Corp.	477,195
211,077	YC INOX Co. Ltd.	108,732
67,764	Yem Chio Co. Ltd.	62,697
118,159	Yi Jinn Industrial Co. Ltd.	23,953
303,526	Yieh Phui Enterprise Co. Ltd.	92,093
29,000	Young Fast Optoelectronics Co. Ltd.	61,495
431,624	Yuen Foong Yu Paper Manufacturing Co. Ltd.	172,693
352,000	Yulon Motor Co. Ltd.	617,328
29,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	50,183
61,000	YungShin Global Holding Corp.	79,422
130,000	Yungtay Engineering Co. Ltd.	212,386
92,000	Zenitron Corp.	58,281
224,318	Zig Sheng Industrial Co. Ltd.	71,276
19,169	Zinwell Corp.	18,567
4,000	Zippy Technology Corp.	2,814

		52,749,807

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

THAILAND — 0.4%
76,300	AJ Plast Public Co. Ltd. - FOR(c)	$27,640
272,500	Amata Corp. Public Co. Ltd. - FOR(c)	148,935
413,880	Asian Property Development Public Co. Ltd. - FOR(c)	97,979
179,700	Asian Property Development Public Co. Ltd. - NVDR	42,541
404,300	Bangchak Petroleum Public Co. Ltd. - FOR(c)	285,207
6,500	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR(c)	2,788
7,939,100	Bangkok Chain Hospital Public Co. Ltd. - FOR(c)	2,320,705
133,600	Bangkok Dusit Medical Services Public Co. Ltd. - FOR(c)	421,347
2,893,000	Bangkok Expressway Public Co. Ltd. - FOR(c)	2,616,547
22,000	Bangkok Insurance Public Co. Ltd. - FOR(c)	174,071
580,100	Bangkokland Public Co. Ltd. - FOR(c)	15,484
14,000	Bank of Ayudhya Public Co. Ltd. - FOR	14,236
195,700	BEC World Public Co. Ltd. - FOR(c)	328,032
10,600	Big C Supercenter Public Co. Ltd. - FOR(c)	60,461
62,700	Bumrungrad Hospital Public Co. Ltd. - FOR(c)	151,420
1,158,900	CalComp Electronics Public Co. Ltd. - FOR(c)	89,854
64,000	Central Pattana Public Co. Ltd. - FOR(c)	99,650
261,400	Central Plaza Hotel Public Co. Ltd. - FOR(c)	127,087
316,500	CH Karnchang Public Co. Ltd. - FOR(c)	71,406
2,100	Charoong Thai Wire & Cable Public Co. Ltd. - FOR(c)	531
307,400	Delta Electronics Thai Public Co. Ltd. - FOR(c)	233,456
831,500	Dynasty Ceramic Public Co. Ltd. - FOR(c)	1,367,338
5,091,700	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(c)	1,609,864
52,000	Electricity Generating Public Co. Ltd. - FOR(c)	180,934
85,800	Esso Thailand Public Co. Ltd. - FOR(c)	28,082
5,120,400	G J Steel Public Co. Ltd. - FOR(b)(c)	22,779
1,289,700	G Steel Public Co. Ltd. - FOR(b)(c)	16,803
143,500	GFPT Public Co. Ltd. - FOR(c)	37,619
135,200	Glow Energy Public Co. Ltd. - FOR(c)	257,769

Shares		Value

THAILAND (continued)
233,500	Hana Microelectronics Public Co. Ltd. - FOR(c)	$148,395
1,785,800	Hemaraj Land and Development Public Co. Ltd. - FOR(c)	167,968
973,037	Home Product Center Public Co. Ltd. - FOR(c)	361,758
63,100	ICC International Public Co. Ltd. - FOR(c)	79,702
2,285,000	IRPC Public Co. Ltd. - FOR(c)	262,844
664,100	Italian-Thai Development Public Co. Ltd. - FOR(b)(c)	67,528
930,500	Jasmine International Public Co. Ltd. - FOR(c)	98,757
126,400	KGI Securities Thailand Public Co. Ltd. - FOR(c)	8,515
155,100	Khon Kaen Sugar Industry Public Co. Ltd.(c)	59,635
81,600	Kiatnakin Bank Public Co. Ltd. - FOR(c)	106,311
225,100	Land and Houses Public Co. Ltd. - FOR	55,792
452,800	Land and Houses Public Co. Ltd. - NVDR	112,229
14,600	Lanna Resources Public Co. Ltd. - FOR(c)	11,181
400,600	Loxley Public Co. Ltd. - FOR(c)	45,572
85,600	Major Cineplex Group Public Co. Ltd. - FOR(c)	50,321
36,900	MBK Public Co. Ltd. - FOR(c)	109,340
71,100	MCOT Public Co. Ltd. - FOR(c)	65,520
77,000	MCS Steel Public Co. Ltd. - FOR(c)	16,393
143,770	Minor International Public Co. Ltd. - FOR(c)	71,725
2,678,200	Polyplex Public Co. Ltd. - FOR(c)	1,251,018
240,500	Precious Shipping Public Co. Ltd. - FOR(c)	110,048
53,800	Pruksa Real Estate Public Co. Ltd. - FOR(c)	30,088
481,541	Quality Houses Public Co. Ltd. - FOR(c)	27,390
118,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR(c)	177,277
34,100	Regional Container Lines Public Co. Ltd. - FOR(b)(c)	7,043
153,900	Robinson Department Store Public Co. Ltd. - FOR(c)	295,867
28,500	Rojana Industrial Park Public Co. Ltd. - FOR(c)	7,788
69,300	Saha-Union Public Co. Ltd. - FOR(c)	73,220
1,383,400	Sahaviriya Steel Industries Public Co. Ltd. - FOR(b)(c)	27,255
276,600	Samart Corp. Public Co. Ltd. - FOR(c)	80,422

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

THAILAND (continued)
35,700	Samart Telcoms Public Co. Ltd. - FOR(c)	$14,747
1,921,500	Sansiri Public Co. Ltd. - FOR(c)	146,540
168,500	SC Asset Corp. Public Co. Ltd. - FOR(c)	79,244
15,100	Siam City Cement Public Co. Ltd. - FOR(c)	163,619
36,900	Siam Future Development Public Co. Ltd. - FOR(c)	9,263
23,300	Siam Makro Public Co. Ltd. - FOR(c)	244,328
77,500	Siamgas & Petrochemicals Public Co. Ltd. - FOR(c)	36,201
44,000	SNC Former Public Co. Ltd. - FOR(c)	37,750
74,254	Somboon Advance Technology Public Co. Ltd. - FOR(c)	71,375
22,100	Sri Trang Agro-Industry Public Co. Ltd. - FOR(c)	10,183
7,700	STP & I Public Co. Ltd. - FOR(c)	6,973
263,800	Supalai Public Co. Ltd. - FOR(c)	150,887
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR(b)(c)	33,405
15,800	Thai Airways International Public Co. Ltd. - FOR(b)(c)	9,991
22,200	Thai Carbon Black Public Co. Ltd. - FOR(c)	19,929
15,000	Thai Central Chemical Public Co. Ltd. - FOR(c)	7,912
127,000	Thai Oil Public Co. Ltd. - FOR(c)	238,100
45,600	Thai Plastic & Chemical Public Co. Ltd. - FOR(c)	39,847
18,200	Thai Stanley Electric Public Co. Ltd. - FOR(c)	118,557
200,718	Thai Union Frozen Products Public Co. Ltd. - FOR(c)	460,816
8,900	Thai Vegetable Oil Public Co. Ltd. - FOR(c)	7,042
204,400	Thaicom Public Co. Ltd. - FOR(b)(c)	97,426
425,100	Thanachart Capital Public Co. Ltd. - FOR(c)	435,636
191,760	Thoresen Thai Agencies Public Co. Ltd. - FOR(c)	92,620
4,789,900	Ticon Industrial Connection Public Co. Ltd. - FOR(c)	2,037,870
18,500	Tipco Asphalt Public Co. Ltd. - FOR(c)	23,074
195,000	Tisco Financial Group Public Co. Ltd. - FOR(c)	249,404
5,285,900	TMB Bank Public Co. Ltd. - FOR(c)	256,988
137,000	Total Access Communication Public Co. Ltd. - FOR(c)	348,268
600,000	TPI Polene Public Co. Ltd. - FOR(c)	228,789

Shares		Value

THAILAND (continued)
1,863,445	True Corp. Public Co. Ltd. - FOR(b)(c)	$236,854
256,900	Vinythai Public Co. Ltd. - FOR(c)	146,940

		20,898,045

TURKEY — 0.2%
2,233	Adana Cimento Sanayii T.A.S. - Class A	4,254
13,070	Akcansa Cimento AS	56,072
38,378	Akenerji Elektrik Uretim AS - Placement Shares(b)	45,331
8,242	Akfen Holding AS(b)	42,798
325	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	3,526
61,656	Aksa Akrilik Kimya Sanayii	147,025
73,605	Aksigorta AS	76,277
6,319	Alarko Holding AS	13,835
24,661	Albaraka Turk Katilim Bankasi AS(b)	16,075
13,283	Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS(b)	222,019
1	Anadolu Cam Sanayii AS(b)	1
31,143	Anadolu Hayat Emeklilik AS	85,021
28,087	Anadolu Sigorta(b)	15,648
24,069	Arcelik AS	119,349
106,186	Asya Katilim Bankasi AS(b)	114,182
46,890	Aygaz AS	209,520
227	Bagfas Bandirma Gubre Fabrik	22,639
793	Baticim Bati Anadolu Cimento Sanayii AS	2,836
2,472	Borusan Mannesmann Boru Sanayi ve Ticaret AS	38,839
21,074	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	63,638
16,881	Bursa Cimento Fabrikasi AS	45,239
90,362	Celebi Hava Servisi AS(b)(c)	840,768
29,087	Cimsa Cimento Sanayi Ve Ticaret AS	129,971
19,705	Coca-Cola Icecek AS	306,304
11,012	Deva Holding AS(b)	13,252
259,431	Dogan Sirketler Grubu Holdings AS(b)	117,079
5,064	Dogan Yayin Holding AS(b)	1,947
55,895	Dogus Otomotiv Servis ve Ticaret AS	187,474
13,370	Eczacibasi Yatirim Holding Ortakligi AS	49,760
144,670	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	149,921
16,312	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	21,721
1	Eregli Demir ve Celik Fabrikalari TAS	2
17,827	Ford Otomotiv Sanayi AS	171,332

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

TURKEY (continued)
66,324	Gentas Genel Metal Sanayi ve Ticaret AS	$51,364
67,762	Global Yatirim Holding AS(b)	46,437
276	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	8,265
2,500	Goodyear Lastikleri Turk AS	72,081
74,533	GSD Holding AS(b)	30,729
5,261	Gubre Fabrikalari TAS(b)	43,674
9,201	Hurriyet Gazetecilik AS(b)	4,460
170,851	Ihlas Holding AS(b)	102,805
72,512	Ipek Dogal Enerji Kaynaklari Ve Uretim AS(b)	167,660
36,246	IS Finansal Kiralama AS(b)	18,175
9,126	IS Yatirim Menkul Degerler AS	8,746
25,002	Izmir Demir Celik Sanayi AS(b)	58,367
23,780	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	19,344
10,085	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B(b)	12,361
118,896	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D	73,530
428	Kartonsan Karton Sanayi ve Ticaret AS	55,136
842	Konya Cimento Sanayii AS	139,329
66,563	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	132,025
36,000	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	84,843
18,103	Mardin Cimento Sanayii ve Ticaret AS	55,271
63,938	Menderes Tekstil Sanayi ve Ticaret AS(b)	25,649
37,052	Net Holding AS(b)	31,998
2,633	Netas Telekomunikasyon AS	209,044
5,026	Otokar Otomotiv Ve Savunma Sanayi AS	96,048
113,035	Petkim Petrokimya Holding AS	126,585
7,882	Pinar SUT Mamulleri Sanayii AS	72,020
84,071	Polyester Sanayi AS(b)	55,271
82,244	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	97,601
101,183	Sekerbank TAS(b)	69,904
131,825	Selcuk Ecza Deposu Ticaret ve Sanayi AS	140,283
30,615	Soda Sanayii AS(b)	53,389
10,000	TAV Havalimanlari Holding AS(b)	54,824
1,585	Tekfen Holding AS	6,076
62,692	Tekstil Bankasi AS(b)	25,498
20,247	Tofas Turk Otomobil Fabrikasi AS	93,404
158,040	Trakya Cam Sanayi AS(b)	185,790
9,741	Turcas Petrol AS	14,382
105,728	Turk Hava Yollari AO(b)	202,048

Shares		Value

TURKEY (continued)
379,748	Turkiye Sinai Kalkinma Bankasi AS	$423,152
346,485	Turkiye Sise ve Cam Fabrikalari AS	482,610
70,778	Ulker Biskuvi Sanayi AS	295,754
16,077	Vestel Beyaz Esya Sanayi ve Ticaret AS(b)	22,035
26,406	Vestel Elektonik Sanayi ve Ticaret AS(b)	28,688
9,284	Yapi Kredi Sigorta AS	106,038

		7,436,348

UKRAINE — 0.0%
2,161	Kernel Holding SA(b)	45,214

UNITED ARAB EMIRATES — 0.0%
90,281	Dragon Oil Plc(b)	808,012
80,439	Lamprell Plc	99,631

		907,643

UNITED KINGDOM — 11.3%
929	4imprint Group Plc	3,896
278,982	Aberdeen Asset Management Plc	1,129,802
7,449	Acal Plc	21,839
27,694	Admiral Group Plc	474,144
476,613	Aegis Group Plc	1,765,759
292,869	Afren Plc(b)	586,362
51,749	African Barrick Gold Ltd.	305,064
21,716	Aga Rangemaster Group Plc	24,003
139,796	AMEC Plc	2,450,407
100,038	Amlin Plc	591,300
51,177	Anglo Pacific Group Plc	181,537
2,770	Anglo-Eastern Plantations	32,214
68,300	Anite Plc	136,424
97,903	Ashmore Group Plc	496,867
273,530	Ashtead Group Plc	1,083,707
21,468	Aveva Group Plc	601,139
6,071	Avon Rubber Plc	29,126
1,595,932	AZ Electronic Materials SA(c)	7,063,615
115,161	Babcock International Group Plc	1,550,056
215,301	Balfour Beatty Plc	978,579
22,893	BARR (A.G.) Plc	154,338
206,507	Barratt Developments Plc(b)	428,024
142,558	BBA Aviation Plc	409,467
43,519	Bellway Plc	547,552
44,135	Berendsen Plc	352,557
108,436	Berkeley Group Holdings Plc(b)	2,325,741
1,309	Betfair Group Plc	15,680
16,127	Big Yellow Group Plc REIT	78,888
3,760	Bloomsbury Publishing Plc	7,870
1,068,769	Bodycote Plc(c)	5,512,917
90,227	Booker Group Plc	130,074
20,861	Boot (Henry) Plc	38,594
72,968	Bovis Homes Group Plc	515,954

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
5,449	Braemar Shipping Services Plc	$30,328
9,901	Brammer Plc	34,927
81,352	Brewin Dolphin Holdings Plc	191,448
130,783	British Land Co. Plc REIT	1,095,975
3,462	British Polythene Industries Plc	20,626
22,208	Britvic Plc	104,769
71,760	BTG Plc(b)	420,556
150,395	Bunzl Plc	2,626,760
76,492	Cable & Wireless Communications Plc	37,513
10,834	Cadogan Petroleum Plc(b)	3,015
423,006	Cairn Energy Plc	1,902,737
11	Camellia Plc	1,690
99,205	Capita Plc	1,105,872
74,940	Capital & Counties Properties Plc	246,737
91,052	Capital & Regional Plc(b)	32,834
42,784	Capital Shopping Centres Group Plc REIT	216,060
11,197	Carclo Plc	77,945
349,116	Carillion Plc	1,384,268
986	Carpetright Plc(b)	9,043
5,800	Centaur Media Plc	2,728
3,699	Charles Stanley Group Plc	16,267
2,606	Charles Taylor Plc	6,742
36,659	Chemring Group Plc	166,276
48,647	Chesnara Plc	125,084
23,254	Chime Communications Plc	65,990
43,740	Cineworld Group Plc	153,613
4,407	Clarkson Plc	88,441
61,525	Close Brothers Group Plc	718,155
1,803,013	Cobham Plc	6,572,393
114,494	Colt Group SA(b)	201,229
25,602	Communisis Plc	11,741
63,868	Computacenter Plc	355,579
29,203	Concentric AB	210,413
6,595	Consort Medical Plc	71,035
199,220	Cookson Group Plc	1,721,021
5,190	Costain Group Plc	16,844
935,975	CPP Group Plc(c)	579,646
15,801	Cranswick Plc	211,813
4,000	Creston Plc	4,359
594,342	Croda International Plc	21,898,079
73,400	CSR Plc	360,659
102,197	Daily Mail & General Trust Plc - Class A	725,835
54,059	Dairy Crest Group Plc	286,136
767,977	De La Rue Plc(c)	12,293,504
353,060	Debenhams Plc	508,981
7,740	Dechra Pharmaceuticals Plc	59,438
34,483	Derwent London Plc- REIT	1,053,704
29,907	Development Securities Plc	67,052
89,965	Devro Plc	410,458
6,324	Dialight Plc	102,224
5,188	Dignity Plc	72,555
966,544	Diploma Plc(c)	6,320,676

Shares		Value

UNITED KINGDOM (continued)
1,041,571	Dixons Retail Plc(b)	$259,160
886,943	Domino Printing Sciences Plc(c)	7,682,981
42,149	Domino’s Pizza Group Plc	338,344
295,471	Drax Group Plc	2,201,833
167,079	DS Smith Plc	393,192
6,273	Dunelm Group Plc	54,929
25,606	E2V Technologies Plc	46,168
79,189	easyJet Plc	696,513
230,794	Electrocomponents Plc	778,335
229,079	Elementis Plc	754,234
171,604	EnQuest Plc(b)	303,217
1,880,000	Ensco Plc	102,140,400
188,946	Enterprise Inns Plc(b)	170,336
14,750	Erinaceous Group Plc(b)(c)(d)	0
8,205	Euromoney Institutional Investor Plc	91,850
304,900	F&C Asset Management Plc	420,670
100,698	Fenner Plc	554,627
74,493	Fiberweb Plc	80,587
9,707	Fidessa Group Plc	213,371
97,005	Filtrona Plc	707,211
2,172	Findel Plc(b)	103
135,966	Firstgroup Plc	476,228
12,146	French Connection Group Plc	4,118
2,555	Fuller Smith & Turner - Class A	28,842
539,467	G4S Plc	2,096,733
28,463	Galliford Try Plc	272,885
5,558	Games Workshop Group Plc	51,195
54,226	Gem Diamonds Ltd.(b)	167,570
24,405	Genus Plc	489,768
1,388,182	GKN Plc	4,579,245
14,268	Go-Ahead Group Plc	287,454
38,840	Great Portland Estates Plc REIT	261,605
595,864	Greene King Plc	5,595,974
15,572	Greggs Plc	125,734
70,960	Halfords Group Plc	228,516
970,976	Halma Plc(c)	6,020,835
84,204	Hammerson Plc REIT	611,377
73,847	Hansteen Holdings Plc REIT	82,957
16,173	Hardy Oil & Gas Plc(b)	29,033
78,688	Hargreaves Lansdown Plc	698,275
73,639	Hays Plc	86,879
7,301	Headlam Group Plc	31,708
41,557	Helical Bar Plc	128,355
17,724	Helphire Plc(b)	279
225,834	Henderson Group Plc	345,751
71,298	Hikma Pharmaceuticals Plc	778,016
29,183	Hill & Smith Holdings Plc	138,178
337	Hilton Food Group Ltd.	1,424
35,750	Hochschild Mining Plc	235,243
5,026	Hogg Robinson Group Plc	4,708
98,781	Home Retail Group Plc	120,026
87,969	Homeserve Plc	287,014
211,194	Howden Joinery Group Plc	456,943
50,371	Hunting Plc	615,995

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
34,778	Huntsworth Plc	$24,537
3,454	Hyder Consulting Plc	21,120
194,352	ICAP Plc	970,206
88,546	IG Group Holdings Plc	622,912
94,926	Imagination Technologies Group Plc(b)	745,632
102,510	IMI Plc	1,321,112
278,543	InchCape Plc	1,645,090
59,469	Inmarsat Plc	458,357
497,362	Innovation Group Plc(b)	142,311
87,863	Intercontinental Hotels Group Plc	2,172,398
335,718	International Consolidated Airlines Group(b)	842,163
1,042,380	Interserve Plc(c)	5,311,426
50,521	Intertek Group Plc	2,165,570
269,086	Invensys Plc	1,016,318
240,925	Investec Plc	1,423,671
70,424	IP Group Plc(b)	155,794
22,429	ITE Group Plc	67,165
1,283,644	ITV Plc	1,519,474
8,667	James Fisher & Sons Plc	81,972
28,273	Jardine Lloyd Thompson Group Plc	325,143
63,090	Jazztel Plc(b)	325,254
7,378	JD Sports Fashion Plc	79,585
26,702	JKX Oil & Gas Plc(b)	36,631
4,183	John Menzies Plc	41,055
243,164	John Wood Group Plc	2,969,877
53,583	Johnson Matthey Plc(c)	1,831,409
81,564	Johnston Press Plc(b)	6,714
35,089	Jupiter Fund Management Plc	119,380
172,730	Kcom Group Plc	211,776
19,459	Keller Group Plc	142,170
39,738	Kesa Electricals Plc	26,634
17,238	Kier Group Plc	343,236
51,645	Kofax Plc(b)	225,100
98,592	Ladbrokes Plc	237,739
2,316,533	Laird Plc(c)	7,881,338
13,753	Lavendon Group Plc	25,336
479,955	Logica Plc	787,860
64,985	London & Stamford Property Plc REIT	117,271
73,615	London Stock Exchange Group Plc	1,118,963
27,502	Lonmin Plc	300,969
43,642	Lookers Plc	44,646
22,684	Low & Bonar Plc	21,339
1,283	LSL Property Services Plc	4,425
354,344	Man Group Plc	442,499
6,088	Management Consulting Group Plc	2,291
47,388	Marshalls Plc	60,923
283,064	Marston’s Plc	493,948
55,254	McBride Plc	103,955
1,244	McKay Securities Plc REIT	2,589

Shares		Value

UNITED KINGDOM (continued)
28,145	Mears Group Plc	$118,922
53,040	Mecom Group Plc	57,379
300,861	Meggitt Plc	1,808,977
330,160	Melrose Plc	1,141,910
11,210	Melrose Resources Plc	20,739
8,916	Metric Property Investments Plc REIT	11,882
99,955	Michael Page International Plc	575,922
69,830	Millennium & Copthorne Hotels Plc	524,201
49,303	Mitchells & Butlers Plc(b)	201,519
165,675	Mitie Group Plc	704,967
231,628	Mondi Plc	1,977,382
125,036	Moneysupermarket.com Group Plc	278,372
147,568	Morgan Crucible Co. Plc	585,117
15,010	Morgan Sindall Group Plc	157,673
15,763	Mothercare Plc	49,057
15,625	MWB Group Holdings Plc - Units(b)	704
80,593	N Brown Group Plc	332,192
136,397	National Express Group Plc	451,007
599	NCC Group Plc	7,861
41,270	Next Plc	2,082,846
55,574	Northgate Plc(b)	172,955
21,393	Novae Group Plc	121,585
9,252	Ocado Group Plc(b)	10,734
6,260	Optos Plc(b)	16,587
4,108	Oxford Instruments Plc	80,766
75,490	Pace Plc	179,310
4,258	PayPoint Plc	46,631
149,749	Pendragon Plc(b)	35,804
135,216	Pennon Group Plc	1,628,137
256,487	Persimmon Plc	2,475,114
35,551	Petropavlovsk Plc	236,832
36,290	Photo-Me International Plc	21,052
131,010	Premier Farnell Plc	365,411
8,989	Premier Foods Plc(b)	10,147
141,787	Premier Oil Plc(b)	857,853
41,180	Provident Financial Plc	830,289
21,688	Psion Plc	29,753
279,236	Punch Taverns Plc(b)	26,268
78,418	PZ Cussons Plc	377,201
144,897	QinetiQ Group Plc	380,519
44,169	Quintain Estates & Development Plc(b)	34,452
4,954	Rathbone Brothers Plc	100,195
3,560	REA Holdings Plc	30,252
125,122	Redrow Plc(b)	245,214
9,324	Renishaw Plc	220,740
47,797	Renold Plc(b)	21,357
43,173	Renovo Group Plc(b)	12,015
235,480	Rentokil Initial Plc	266,005
69,193	Restaurant Group Plc	353,765
2,523,767	Rexam Plc	17,192,569
9,385	Ricardo Plc	51,647

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
36,161	Rightmove Plc	$845,884
5,585	RM Plc	6,710
26,258	Robert Walters Plc	77,191
13,824	ROK Plc(b)(c)(d)	0
599,138	Rotork Plc(c)	20,722,117
75,411	RPC Group Plc	485,107
136,419	RPS Group Plc	517,597
1,524,920	RSA Insurance Group Plc	2,603,614
12,443	Safestore Holdings Plc	19,704
1,014,959	Sage Group Plc (The)	4,574,968
67,612	Salamander Energy Plc(b)	199,183
45,100	Savills Plc	260,706
101,874	Schroders Plc	2,049,235
42,407	Schroders Plc - Non Voting	700,112
35,597	SDL Plc	378,395
71,325	Segro Plc REIT	264,693
182,318	Senior Plc	550,538
847,899	Serco Group Plc	7,663,818
30,683	Severfield-Rowen Plc	72,640
89,681	Severn Trent Plc	2,425,444
94,571	Shaftesbury Plc REIT	807,342
269,219	Shanks Group Plc	331,131
241,389	SIG Plc	355,752
53,086	Smiths Group Plc	888,068
22,043	Smiths News Plc	39,657
79,439	Soco International Plc(b)	406,399
10,749	Southern Cross Healthcare Group Plc(b)(c)(d)	0
449,625	Spectris Plc	10,905,423
15,017	Speedy Hire Plc	5,651
209,031	Spirax-Sarco Engineering Plc(c)	6,439,839
207,268	Spirent Communications Plc	536,839
208,127	Spirit Pub Co. Plc	168,050
4,982	Sportech Plc(b)	4,706
94,269	Sports Direct International Plc(b)	426,547
96,548	St. James’s Place Plc	520,719
53,689	St. Modwen Properties Plc	148,991
154,395	Stagecoach Group Plc	683,596
1,050,987	Standard Life Plc	3,985,979
32,005	Sthree Plc	144,515
2,366	Stolt-Nielsen Ltd.	41,805
8,341	SuperGroup Plc(b)	54,696
30,559	Synergy Health Plc	432,163
14,308	T Clarke Plc	10,768
235,743	Talktalk Telecom Group Plc	641,638
214,060	Tate & Lyle Plc	2,215,038
845,724	Taylor Wimpey Plc	585,411
5,162	Ted Baker Plc	71,584
72,988	Telecity Group Plc(b)	981,839
12,866	Telecom Plus Plc	161,274
11,220	Timeweave Plc	3,650
3,226	Topps Tiles Plc	2,225
8,024	Torotrak Plc(b)	4,938
5,551	Town Centre Securities Plc REIT	14,795

Shares		Value

UNITED KINGDOM (continued)
85,551	Travis Perkins Plc	$1,353,375
115,313	Trinity Mirror Plc(b)	47,910
1,355,957	TT electronics Plc(c)	3,146,367
80,473	Tullett Prebon Plc	344,441
78,439	UK Coal Plc(b)	10,330
970	UK Mail Group Plc	3,407
400,981	Ultra Electronics Holdings Plc(c)	9,235,222
19,240	Unite Group Plc	63,950
257,394	United Utilities Group Plc	2,756,264
9,569	UTV Media Plc	20,254
197,460	Vectura Group Plc(b)	213,614
136,756	Vedanta Resources Plc	2,092,657
412,821	Victrex Plc(c)	8,213,441
11,826	Vitec Group Plc (The)	115,883
7,903	Volex Plc	28,932
81,025	Weir Group Plc (The)	2,102,417
50,439	Wetherspoon (J.D.) Plc	366,458
43,316	WH Smith Plc	373,859
128,753	Whitbread Plc	4,311,817
591,802	William Hill Plc	2,913,452
2,725,000	Willis Group Holdings Plc(c)	100,770,500
15,003	Wilmington Group Plc	22,817
21,070	Wincanton Plc(b)	13,214
79,245	Wolfson Microelectronics Plc(b)	250,661
32,930	Workspace Group Plc REIT	128,427
2,214	WS Atkins Plc	25,687
24,432	WSP Group Plc(d)	166,246
14,163	Xaar Plc	51,960
50,294	Xchanging Plc(b)	76,487
650,113	Yell Group Plc(b)	13,251
32,654	Yule Catto & Co. Plc	71,572

		530,552,820

UNITED STATES — 47.8%
250,000	ABM Industries, Inc.	4,650,000
1,328,107	Advance Auto Parts, Inc.	93,166,706
100,000	Advent Software, Inc.(b)	2,276,000
35,785	Alacer Gold Corp.(b)	212,316
165,000	Altera Corp.	5,849,250
65,000	American Public Education, Inc.(b)	1,632,150
75,000	AMETEK, Inc.	2,325,000
150,000	Amtrust Financial Services, Inc.	4,468,500
55,000	ANSYS, Inc.(b)	3,297,800
57,000	Apollo Group, Inc. - Class A(b)	1,550,400
250,000	Approach Resources Inc.(b)	6,600,000
223,000	Aptargroup, Inc.	11,152,230
78,840	Argonaut Gold, Inc.(b)	653,298
410,000	Ariba, Inc.(b)	18,216,300
45,000	Arthur J Gallagher & Co.	1,596,600
31,621	Atna Resources Ltd.(b)	29,955
240,000	Avon Products, Inc.	3,717,600
57,000	Bard (C.R.), Inc.	5,543,820
155,000	Bio-Rad Laboratories, Inc. - Class A(b)	14,912,550

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

UNITED STATES (continued)
150,000	Bio-Reference Labs, Inc.(b)	$3,712,500
2,400,000	BMC Software, Inc.(b)	95,040,000
23,400	BNK Petroleum, Inc.(b)	17,500
60,894	Boart Longyear Ltd.	146,544
350,000	Bottomline Technologies, Inc.(b)(c)	6,646,500
250,000	Brady Corp. - Class A	6,632,500
146,200	Brown & Brown, Inc.	3,690,088
125,000	Bryn Mawr Bank Corp.(c)	2,585,000
80,000	Capella Education Co.(b)	2,121,600
150,000	Cardtronics, Inc.(b)	4,651,500
3,626,000	CareFusion Corp.(b)(c)	88,510,660
100,000	CLARCOR, Inc.	4,835,000
93,000	Clorox Co. (The)	6,762,030
90,000	Community Bank System, Inc.	2,475,900
300,000	comScore, Inc.(b)	4,620,000
40,000	Concho Resources, Inc.(b)	3,410,000
220,000	Concur Technologies, Inc.(b)	14,858,800
50,000	CoStar Group, Inc.(b)	4,126,500
2,510,000	Crown Holdings, Inc.(b)(c)	90,109,000
400,000	Denbury Resources, Inc.(b)	6,048,000
76,000	DeVry, Inc.	1,491,880
1,000,000	Dolby Laboratories, Inc. - Class A(b)	35,250,000
125,000	Dover Corp.	6,808,750
82,000	Energizer Holdings, Inc.(b)	6,377,140
225,000	EnPro Industries, Inc.(b)	7,755,750
161,000	Esterline Technologies Corp.(b)	9,453,920
12,800	FARO Technologies, Inc.(b)	550,784
250,000	Financial Engines, Inc.(b)	4,692,500
77,000	First Republic Bank (California)	2,504,810
960,000	Fiserv, Inc.(b)	67,324,800
740,000	Flowers Foods, Inc.	15,813,800
925,000	Flowserve Corp.(c)	110,981,500
25,000	Fossil, Inc.(b)	1,792,250
55,000	Gardner Denver, Inc.	3,133,900
100,000	Genomic Health, Inc.(b)	3,357,000
195,000	Gen-Probe, Inc.(b)	16,124,550
114,736	Golden Star Resources Ltd.(b)	133,860
200,000	Gulfport Energy Corp.(b)	4,120,000
250,000	Harris Teeter Supermarkets, Inc.	10,335,000
688,519	Henry Schein, Inc.(b)(c)	51,508,106
80,000	Hittite Microwave Corp.(b)	4,053,600
120,000	HJ Heinz Co.	6,625,200
150,000	HUB Group, Inc. - Class A(b)	4,462,500
325,000	IDEX Corp.	12,398,750
33,000	IHS, Inc. - Class A(b)	3,638,910
200,000	II-VI, Inc.(b)	3,488,000
100,000	Independent Bank Corp.(c)	2,971,000
9,600	Indevus Pharmaceuticals, Inc.(b)(c)(d)	0
250,000	Integra LifeScience Holdings Corp.(b)	9,615,000
2,000,000	International Game Technology	22,640,000
9,084	International Minerals Corp.(b)	47,103

Shares		Value

UNITED STATES (continued)
120,000	Intuit, Inc.	$6,962,400
257,000	Jack Henry & Associates, Inc.	8,925,610
34,081	Jaguar Mining, Inc.(b)	28,547
320,000	John Wiley & Sons, Inc. - Class A(c)	15,248,000
200,000	K12, Inc.(b)	3,616,000
150,000	Kaydon Corp.	3,165,000
100,000	Kellogg Co.	4,770,000
800,000	Key Energy Services, Inc.(b)	6,408,000
70,000	Laboratory Corp. of America Holdings(b)	5,886,300
150,000	Lancaster Colony Corp.(c)	10,393,500
180,000	Life Technologies Corp.(b)	7,898,400
240,000	LogMein, Inc.(b)	4,548,000
125,000	Lufkin Industries, Inc.	5,756,250
300,000	Luminex Corp.(b)	5,139,000
350,000	Masimo Corp.(b)	7,840,000
997,624	McCormick & Co., Inc.(c)	60,735,349
175,000	Measurement Specialties, Inc.(b)(c)	5,211,500
387,500	MedAssets, Inc.(b)	5,111,125
175,000	Medidata Solutions, Inc.(b)	6,196,750
75,000	MICROS Systems, Inc.(b)	3,580,500
120,000	Molson Coors Brewing Co. - Class B	5,078,400
1,203	Molycorp, Inc.(b)	20,956
180,000	Morningstar, Inc.(c)	10,452,600
677	Movie Gallery, Inc.(b)(c)(d)	0
300,000	Myriad Genetics, Inc.(b)	7,455,000
393,000	National Instruments Corp.	10,155,120
150,000	Navigators Group, Inc. (The)(b)(c)	7,264,500
2,836,746	NetApp, Inc.(b)	92,676,492
150,000	NeuStar, Inc. - Class A(b)	5,311,500
350,000	Northern Oil and Gas, Inc.(b)	5,516,000
155,000	Northern Trust Corp.	7,037,000
350,000	NuVasive, Inc.(b)	7,311,500
250,000	Oasis Petroleum, Inc.(b)	6,545,000
25,000	Oil States International, Inc.(b)	1,817,500
1,648,500	Omnicom Group, Inc.	82,721,730
38,000	Pall Corp.	2,029,580
60,000	Parker Hannifin Corp.	4,819,200
100,000	PDC Energy, Inc.(b)	2,620,000
115,000	Pentair, Inc.	5,040,450
50,000	Pioneer Natural Resources Co.	4,431,500
200,000	PROS Holdings, Inc.(b)(c)	2,788,000
50,000	Proto Labs, Inc.(b)	1,891,500
485,000	QLIK Technologies, Inc.(b)	9,700,000
450,000	Quality Systems, Inc.	7,272,000
75,000	Ralcorp Holdings, Inc.(b)	4,475,250
26,988	Ram Power Corp.(b)	6,324
150,000	Raven Industries, Inc.(c)	4,909,500
25,000	RBC Bearings, Inc.(b)	1,171,000
38,000	Red Hat, Inc.(b)	2,039,080
135,000	ResMed, Inc.(b)	4,260,600
600,000	Resolute Energy Corp.(b)	5,202,000

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

UNITED STATES (continued)
175,000	Robbins & Myers, Inc.	$8,022,000
25,000	Roper Industries, Inc.	2,486,250
450,000	Sapient Corp.	4,482,000
300,000	Sensient Technologies Corp.	10,635,000
200,000	Silgan Holdings, Inc.	8,242,000
54,221	Sims Metal Management Ltd.	472,939
350,000	Smart Balance, Inc.(b)	3,332,000
350,000	Snyders-Lance, Inc.(c)	8,200,500
125,000	Solera Holdings, Inc.	4,881,250
225,000	Spectrum Brands Holdings, Inc.(b)	8,286,750
100,000	St. Jude Medical, Inc.	3,736,000
200,000	STERIS Corp.	6,026,000
30,000	Strayer Education, Inc.	2,179,800
556,000	Superior Energy Services, Inc.(b)	12,048,520
57,000	T Rowe Price Group, Inc.	3,462,750
75,000	Techne Corp.	5,181,000
135,000	Teleflex, Inc.	8,604,900
2,953,855	Tenneco, Inc.(b)(c)	86,518,413
500,000	TETRA Technologies, Inc.(b)	3,465,000
53,400	Thompson Creek Metals Co., Inc.(b)	149,095
40,000	Tiffany & Co.	2,197,200
175,000	TreeHouse Foods, Inc.(b)	9,798,250
425,000	Trimas Corp.(b)(c)	9,239,500
1,829,000	Tupperware Brands Corp.(c)	95,876,180
300,000	UMB Financial Corp.(c)	14,418,000
39,856	Ur-Energy, Inc.(b)	35,768
250,000	UTi Worldwide, Inc.	3,312,500
1,520,000	Varian Medical Systems, Inc.(b)	82,961,600
300,000	VCA Antech, Inc.(b)	5,460,000
60,000	Verisk Analytics, Inc. - Class A(b)	3,015,000
150,000	Volcano Corp.(b)	3,967,500
150,000	W.R. Berkley Corp.	5,494,500
277,000	Waddell & Reed Financial, Inc. - Class A	8,057,930
125,000	Washington Trust Bancorp, Inc.(c)	3,102,500
200	WaterFurnace Renewable Energy, Inc.	3,368
1,131,151	Waters Corp.(b)	87,641,579
325,000	West Pharmaceutical Services, Inc.(c)	16,178,500
2,400,000	Western Digital Corp.(b)	95,448,000
160,000	Whiting Petroleum Corp.(b)	6,464,000
1,419,444	Wisconsin Energy Corp.	57,828,149
283,200	Wolverine World Wide, Inc.	12,582,576
100,000	Wright Express Corp.(b)	6,438,000
2,185,000	Xilinx, Inc.	70,794,000
60,000	Zimmer Holdings, Inc.	3,535,800

		2,246,002,540

Total Common Stocks (Cost $3,885,334,931)		4,445,989,779

Shares		Value

INVESTMENT COMPANY — 0.1%
3,330,500	SEI Daily Income Trust Government II Fund, Class A0.00%(f)	$3,330,500

Total Investment Company (Cost $3,330,500)		3,330,500

EXCHANGE TRADED FUNDS — 3.5%
735,400	iShares MSCI EAFE Small Cap Index Fund	26,261,134
1,772,100	iShares MSCI Emerging Markets Index Fund	69,324,552
119,861	iShares MSCI Japan Small Cap Index Fund	5,104,820
1,204,000	iShares MSCI Malaysia Index Fund	17,349,640
1,120,400	iShares MSCI Singapore Index Fund	14,722,056
64,000	SPDR Russell Nomura Small Cap Japan Fund	2,577,280
500,000	SPDR S&P Emerging Markets Small Cap Fund	20,640,000
389,800	SPDR S&P International Small Cap Fund	9,951,594

Total Exchange Traded Funds (Cost $142,360,826)		165,931,076

RIGHTS/WARRANTS — 0.1%

Banks — 0.0%
97,795	Banco BPI SA Rights, Expire 8/1/12(b)	120
11,564	Credito Artigiano SpA Rights, Expire 7/24/12(b)(c)(d)	0

		120

Consumer Discretionary — 0.0%
1,710	Centrebet Litigation Rights(b)(c)(d)	0
1,710	Centrebet Litigation Units(b)(c)(d)	0
3,630	Teletypos SA Mega Channel Rights, Expire 8/1/12(b)(c)(d)	4
46,666	Xiwang Sugar Holdings Co. Ltd. Warrants, Expire 2/22/12(b)(c)(d)	0

		4

Consumer Staples — 0.0%
24,350	Malayan Flour Mills Berhad Rights, Expire 5/9/17(b)	3,035
6,168	Pescanova SA Rights, Expire 7/26/12(b)(d)	76

		3,111

Diversified Financials — 0.0%
102	Equital Ltd. Rights, Expire 8/14/12(b)(c)(d)	154

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

Diversified Financials (continued)
12,364	Intek SpA Rights, Expire 7/31/12(b)(c)(d)	$0

		154

Health Care — 0.0%
182,090	Hartalega Holdings Berhad Warrants, Expire 5/29/15(b)	69,822
2,636	Korian Coupons, Expire 7/17/12(b)(c)(d)	0
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)(d)	0
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)(d)	0

		69,822

Industrials — 0.1%
212,660	Dialog Group Berhad Warrants, Expire 2/12/17(b)	39,413
660,320	Melrose Plc Rights(b)(c)(d)	2,282,784
26,991	VDM Group Ltd. Warrants, Expire 11/30/13(b)	227

		2,322,424

Information Technology — 0.0%
66,804	Renewable Energy Corp. Rights, Expire 9/3/12(b)(c)(d)	5,320

Materials — 0.0%
186	Blackthorn Resources Ltd. Rights, Expire 8/13/12(b)(c)(d)	0
25,373	Coromandel International Ltd. Right(b)(c)(d)	456
1,767	Duluth Exploration Ltd. Special Warrants, Expire 1/18/13(b)(c)(d)	793
429,900	GSteel Rights, Expire 8/16/12(b)(c)(d)	0

		1,249

Real Estate — 0.0%
350,738	Allied Properties Ltd. Warrants, Expire 6/13/16(b)	1,538
4,647	Cheuk Nang Holdings Ltd. Warrants, Expire 4/20/13(b)	569
136	Retail Estates REIT Coupons, Expire 7/27/12(b)(c)(d)	0
105,112	Sinarmas Land Ltd. Warrants, Expire 11/18/15(b)	12,163

		14,270

Shares		Value

Utilities — 0.0%
72	Cia de Transmissao de Energia Eletrica Paulista Rights, Expire 8/23/12(b)	$11

Total Rights/Warrants (Cost $1,492,114)		2,416,485

Principal Amount

U.S. GOVERNMENT AGENCIES — 0.6%

Federal Home Loan Bank — 0.6%
$10,000,000	0.05%, 08/01/2012(g)	10,000,000
10,000,000	0.05%, 08/03/2012(g)	9,999,945
10,000,000	0.07%, 08/14/2012(g)	9,999,747

Total U.S. Government Agencies (Cost $29,999,692)		29,999,692

U.S. GOVERNMENT SECURITIES — 0.5%

U.S. Treasury Bills — 0.5%
16,000,000	0.05%, 08/02/2012(g)	15,999,982
5,000,000	0.08%, 08/02/2012(g)	4,999,990

Total U.S. Government Securities (Cost $20,999,972)		20,999,972

Shares

CASH SWEEP — 0.4%
19,411,165	Citibank - US Dollars on Deposit in Custody Account, 0.02%(f)	19,411,165

Total Cash Sweep (Cost $19,411,165)		19,411,165

TOTAL INVESTMENTS — 99.7%
(Cost $4,102,929,200)(a)		$4,688,078,669
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		14,739,019

NET ASSETS — 100.0%		$4,702,817,688

(a)	Cost for federal income tax purposes is $4,106,820,580 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$829,526,414
Unrealized depreciation	(248,268,325)

Net unrealized appreciation	$581,258,089

(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $505,644,682 or 10.75% of net assets.
(d)

Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $3,432,312, which is 0.07% of net assets and the cost is $4,605,943.

(e)	Securities incorporated in the same country but traded on different exchanges.
(f)	Rate shown represents current yield at July 31, 2012.
(g)	The rate represents the annualized yield at time of purchase.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

ADR — American Depositary Receipt
BDR — Brazilian Depositary Receipt
CDI — CHESS Depositary Interests
DVR — Differential Voting Rights
FOR — Foreign Ownership Restrictions
NVDR — Non Voting Depositary Receipt
PDR — Phillippine Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets

Banks	2.0%
Consumer Discretionary	15.1%
Consumer Staples	6.1%
Diversified Financials	1.6%
Energy	5.7%
Health Care	13.0%
Industrials	16.4%
Information Technology	16.6%
Insurance	4.5%
Materials	8.2%
Real Estate	2.4%
Telecommunication Services	0.5%
Utilities	2.4%
Other*	5.5%

Total	100.0%

*

Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies and securities, investment companies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments	July 31, 2012
(Unaudited)

Shares		Value

COMMON STOCKS — 22.2%

AUSTRALIA — 0.3%
73,910	Amalgamated Holdings Ltd.(b)	$516,516
130,050	BHP Billiton Ltd.	4,363,838
17,266	CSL Ltd.	774,781
809,300	Grange Resources Ltd.	306,176
9,963	Macquarie Group Ltd.	261,542
819,436	Metcash Ltd.	2,936,491
36,623	OZ Minerals Ltd.	290,961
47,966	Santos Ltd.	541,878
85,258	Suncorp Group Ltd.	760,680
747,266	Telstra Corp. Ltd.	3,141,192
77,940	Western Areas NL	286,674

		14,180,729

AUSTRIA — 0.0%
66,645	OMV AG	2,097,570

BELGIUM — 0.1%
18,000	Delhaize Group SA	644,597
25,770	D’ieteren SA NV	1,071,398
18,653	Solvay SA	1,941,175

		3,657,170

BERMUDA — 0.3%
74,839	Arch Capital Group Ltd.(c)	2,903,753
26,300	Aspen Insurance Holdings Ltd.	755,862
164,698	Lancashire Holdings Ltd.	2,021,863
58,477	PartnerRe Ltd.	4,236,074
21,100	Platinum Underwriters Holdings Ltd.	802,222
63,438	RenaissanceRe Holdings Ltd.	4,693,778
63,388	Validus Holdings Ltd.	2,062,012

		17,475,564

BRAZIL — 0.1%
27,610	Cia de Saneamento Basico do Estado de Sao Paulo	1,163,711
38,800	Cia Siderurgica Nacional SA	199,945
8,991	Cielo SA	262,771
50,890	Cosan SA Industria e Comercio	773,333
122,310	Duratex SA	713,256
64,080	Iochpe-Maxion SA	694,836
47,360	Light SA	584,720
131,509	Tim Participacoes SA	548,061

		4,940,633

CANADA — 0.8%
7,038	Agrium, Inc.	669,447
500,000	Asian Coast Development Ltd.(b)(c)(d)	0
387,394	Barrick Gold Corp.	12,737,963
319,730	Canaccord Financial, Inc.(b)	1,466,578
51,686	Canadian National Railway Co.	4,559,665
32,572	CGI Group, Inc. - Class A(c)	767,489
11,480	Domtar Corp.	847,913
120,402	Emera, Inc.	4,240,513
27,000	Empire Co. Ltd. - Class A	1,537,049

Shares		Value

CANADA (continued)
81,048	Encana Corp.	$1,805,467
125,690	Fortis, Inc.	4,203,662
36,317	Husky Energy, Inc.	902,086
25,183	Magna International, Inc.	1,009,480
14,452	Penn West Petroleum Ltd.	197,141
32,572	Research In Motion Ltd.(c)	233,202
155,006	RioCan Real Estate Investment Trust, REIT	4,426,756
10,309	Teck Resources Ltd. - Class B	289,168
393,850	Tembec, Inc.(b)(c)	856,153
440,950	Transat AT, Inc. - Class B(b)(c)	1,433,412

		42,183,144

CHILE — 0.1%
57,690	Empresa Nacional de Telecom Chile SA	1,134,441
730,608	Enersis SA	243,662
688,850	Sigdo Koppers SA	1,656,665

		3,034,768

CHINA — 0.1%
1,507,500	BYD Electronic International Co. Ltd.	299,373
1,371,258	China Petroleum & Chemical Corp. - H Shares	1,244,878
2,628,000	China Wireless Technologies Ltd.	399,892
377,000	CNOOC Ltd.	764,238
1,072,000	Dalian Port PDA Co. Ltd. - H Shares	214,270
170,000	Dongfeng Motor Group Co. Ltd. - H Shares	237,198
413,600	Double Coin Holdings Ltd. - B Shares	176,607
766,000	Guangshen Railway Co. Ltd. - H Shares	243,984
334,000	Guangzhou Shipyard International Co. Ltd. - H Shares(c)	212,338
293,000	Haitian International Holdings Ltd.	282,621
160,534	Jiangling Motors Corp. Ltd. - B Shares(b)	281,541
346,000	Jiangsu Expressway Co. Ltd. - H Shares	321,250
230,000	Li Ning Co. Ltd.	118,638
789,000	Peak Sport Products Co. Ltd.	114,972
189,310	Shandong Airlines Co. Ltd. - B Shares	160,145
664,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	178,101
1,088,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares	206,244
28,020	Zhongpin, Inc.(c)	288,606

		5,744,896

COLUMBIA — 0.0%
27,926	Petrominerales Ltd.	258,417

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

CYPRUS — 0.0%
359,160	Songa Offshore SE(c)	$862,811

CZECH REPUBLIC — 0.0%
6,709	CEZ AS	225,926

DENMARK — 0.1%
290	AP Moller - Maersk A/S - Class B	2,011,921
27,330	Royal UNIBREW A/S(b)	1,721,639

		3,733,560

EGYPT — 0.0%
64,270	Alexandria Mineral Oils Co.(b)	905,742
293,962	Egyptian Financial Group-Hermes Holding SAE(c)	519,717

		1,425,459

FINLAND — 0.1%
78,880	Ahlstrom Oyj(b)	1,249,090
95,410	Lassila & Tikanoja Oyj(b)	1,171,582
197,654	Nokia Oyj	474,230

		2,894,902

FRANCE — 0.8%
43,101	AXA SA	527,666
14,907	BNP Paribas SA	553,368
36,725	Bouygues SA	927,456
9,161	Casino Guichard Perrachon SA	769,635
38,819	Christian Dior SA	5,375,739
16,557	Cie de St-Gobain	500,332
51,474	Cie Generale des Etablissements Michelin - Class B	3,509,965
95,126	Eutelsat Communications SA	2,876,931
75,000	Faurecia SA(c)	1,837,303
61,801	France Telecom SA	828,079
59,820	GDF Suez	1,338,468
44,256	Lafarge SA	2,038,170
88,224	Natixis	220,902
109,627	Renault SA	4,800,582
35,338	Sanofi	2,890,121
6,806	Societe BIC SA	690,867
51,188	Sodexo	3,868,985
41,632	Total SA	1,926,288
79,950	Trigano SA(b)	928,622
251,210	UbiSoft Entertainment SA(c)	1,737,087
18,549	Vinci SA	788,528
95,147	Vivendi SA	1,809,893

		40,744,987

GERMANY — 0.6%
8,536	BASF AG	624,703
13,523	Bayer AG	1,030,107
10,528	Continental AG	955,725
56,767	Daimler AG	2,842,099
29,425	Deutsche Bank AG	900,592
159,455	Deutsche Post AG	2,872,285
45,050	Deutsche Telekom AG	508,679

Shares		Value

GERMANY (continued)
75,638	E.ON AG	$1,614,685
118,310	Freenet AG	1,735,914
20,046	Fresenius SE & Co. KGaA	2,140,897
53,356	Infineon Technologies AG	389,236
23,872	Linde AG	3,555,510
17,620	MAN SE	1,654,382
11,816	Metro AG	325,735
1,490	Muenchener Rueckversi- cherungs AG	211,930
455,580	QSC AG	1,300,472
53,144	RWE AG	2,092,438
4,820	SAP AG	307,559
250,460	Solarworld AG	366,719
26,858	Volkswagen AG	4,289,402

		29,719,069

HONG KONG — 0.5%
178,577	Cheung Kong Holdings Ltd.	2,351,182
467,000	China High Speed Transmission Equipment Group Co. Ltd.	125,863
223,588	China Mobile Ltd.	2,622,323
213,725	Henderson Land Development Co. Ltd.	1,245,744
467,000	Hongkong Land Holdings Ltd.	2,802,000
1,596,400	Hutchison Telecommunications Hong Kong Holdings Ltd.	776,101
130,578	Hutchison Whampoa Ltd.	1,177,016
34,939	Jardine Matheson Holdings Ltd.	1,829,057
51,783	Jardine Strategic Holdings Ltd.	1,626,504
1,239,900	Link REIT (The)	5,436,264
717,000	Lonking Holdings Ltd.	132,218
262,000	MTR Corp. Ltd.	915,600
94,500	Orient Overseas International Ltd.	538,628
330,971	Sino Land Co. Ltd.	566,791
3,174,000	Sinolink Worldwide Holdings Ltd.(b)(c)	204,650
138,537	Sun Hung Kai Properties Ltd.	1,732,003
26,000	Swire Pacific Ltd. - Class A	311,979
323,100	Swire Properties Ltd.	964,546
908,000	Tianjin Development Holdings Ltd.(b)(c)	435,576
254,000	Wharf Holdings Ltd.	1,473,945

		27,267,990

INDIA — 0.1%
33,150	Aban Offshore Ltd.	226,802
49,947	Cairn India Ltd.(c)	300,858
37,764	Indian Oil Corp. Ltd.(c)	185,034
18,170	JSW Steel Ltd.	219,370
414,085	Oil & Natural Gas Corp. Ltd.(b)(c)	2,139,855
67,030	Rural Electrification Corp. Ltd.(c)	226,647
14,130	Tata Motors Ltd. - ADR	285,426

		3,583,992

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

INDONESIA — 0.0%
6,509,500	Bakrie Sumatera Plantations Tbk PT	$116,917
338,000	Telekomunikasi Indonesia Persero Tbk PT	324,966

		441,883

IRELAND — 0.5%
60,000	Accenture Plc - Class A	3,618,000
5,386	Covidien Plc	300,970
13,286	CRH Plc(c)	244,308
720,289	Seagate Technology Plc	21,623,076
185,869	WPP Plc	2,354,616

		28,140,970

ISRAEL — 0.2%
4,760	Delek Group Ltd.	630,883
7,540	Electra Ltd.(b)	550,962
281,829	Teva Pharmaceutical Industries Ltd. - ADR	11,523,988

		12,705,833

ITALY — 0.1%
181,330	ACEA SpA	970,526
2,521,600	Banca Monte Dei Paschi di Siena SpA(c)	559,707
210,336	Enel SpA	601,966
160,739	ENI SpA	3,330,517
316,666	Intesa Sanpaolo SpA	402,485
66,825	Snam SpA	268,865
1,473,914	Telecom Italia SpA	1,205,986

		7,340,052

JAPAN — 2.5%
122,313	Aeon Co. Ltd.	1,477,932
45,890	Aisin Seiki Co. Ltd.	1,412,678
28,400	Alfresa Holdings Corp.	1,515,878
24,000	Aoyama Trading Co. Ltd.	470,016
119,000	Asahi Glass Co. Ltd.	705,242
129,716	Asahi Group Holdings Ltd.	2,925,563
6,700	Astellas Pharma, Inc.	319,885
14,600	Benesse Holdings, Inc.	690,522
1,000	Bic Camera, Inc.	533,760
78,900	Bridgestone Corp.	1,798,668
20,400	Calbee, Inc.	1,425,715
15,000	Canon Electronics, Inc.	313,920
6,300	Canon, Inc.	213,696
552	Central Japan Railway Co.	4,578,509
43,850	Chubu Electric Power Co., Inc.	469,791
124,000	Chugai Ro Co. Ltd.	358,707
67,000	Daicel Corp.	404,787
36,000	Daido Metal Co. Ltd.	340,070
9,500	Daiichi Sankyo Co. Ltd.	157,107
60,000	Dainippon Screen Manufacturing Co. Ltd.	407,040
139,000	Dainippon Sumitomo Pharma Co. Ltd.	1,542,566
78,000	Daiwa Industries Ltd.(b)	373,402

Shares		Value

JAPAN (continued)
17,800	Denso Corp.	$573,929
35,000	Eagle Industry Co. Ltd.	276,416
21,522	East Japan Railway Co.	1,382,918
17,300	Eisai Co. Ltd.	768,397
54,000	Elpida Memory, Inc.(c)(d)	0
51,800	Exedy Corp.	1,041,636
19,000	FCC Co. Ltd.	295,731
14,700	FP Corp.	1,025,472
67,000	Fuji Heavy Industries Ltd.	503,411
46,800	Fuji Oil Co. Ltd.	592,451
34,000	Fujimi, Inc.	482,202
120,100	Fukuyama Transporting Co. Ltd.	674,866
56,000	Futaba Industrial Co. Ltd.(c)	263,782
10,000	Gulliver International Co. Ltd.	306,944
47,900	Heiwa Corp.	870,630
124,700	Hino Motors Ltd.	871,503
28,300	Hisamitsu Pharmaceutical Co., Inc.	1,430,848
301,887	Hitachi Ltd.	1,796,831
173,500	Hokkoku Bank Ltd. (The)	632,928
58,500	Hokuriku Electric Power Co.	598,291
70,800	Hoshizaki Electric Co. Ltd.	1,830,605
79,800	House Foods Corp.	1,335,022
96,000	Isuzu Motors Ltd.	495,206
108,100	Ito En Ltd.	2,060,300
133,769	ITOCHU Corp.	1,398,903
53,200	Kaken Pharmaceutical Co. Ltd.	756,547
149,000	Kansai Electric Power Co., Inc. (The)	1,121,434
76,000	Kanto Denka Kogyo Co. Ltd.	233,472
29,400	Kao Corp.	798,175
65,000	Kasumi Co. Ltd.(b)	460,096
18,000	Kato Sangyo Co. Ltd.	341,453
236	KDDI Corp.	1,634,253
37,300	Keihin Corp.	504,654
144,300	Keiyo Bank Ltd. (The)	650,158
384,800	Kewpie Corp.	5,708,585
14,000	Kintetsu World Express, Inc.	436,173
13,700	Kobayashi Pharmaceutical Co. Ltd.	716,346
107,000	Krosaki Harima Corp.	227,354
30,000	Kura Corp.	417,408
66,000	KYB Co. Ltd.	284,698
19,567	Kyocera Corp.	1,565,360
89,300	Lawson, Inc.	6,423,885
102,600	Lion Corp.	569,964
181,747	Marubeni Corp.	1,228,319
21,000	Meitec Corp.	452,928
40,000	Mimasu Semiconductor Industry Co. Ltd.	313,856
17,600	Miraca Holdings, Inc.	752,435
82,500	Mitsubishi Chemical Holdings Corp.	351,648
14,400	Mitsubishi Corp.	288,645
30,000	Mitsubishi Electric Corp.	240,000

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
194,732	Mitsubishi UFJ Financial Group, Inc.	$949,669
39,300	Mitsui & Co. Ltd.	587,048
577,300	Mizuho Financial Group, Inc.	953,238
166,000	Morinaga & Co. Ltd.	382,464
17,000	Musashi Seimitsu Industry Co. Ltd.	293,978
83,000	Nachi-Fujikoshi Corp.	270,912
30,000	NGK Spark Plug Co. Ltd.	350,592
45,000	NHK Spring Co. Ltd.	477,504
130,000	Nippon Carbon Co. Ltd.	287,872
37,000	Nippon Konpo Unyu Soko Co. Ltd.	444,710
45,787	Nippon Telegraph & Telephone Corp.	2,130,378
72,000	Nippon Thompson Co. Ltd.	312,422
211,900	Nissan Motor Co. Ltd.	2,017,966
50,000	Nissan Shatai Co. Ltd.	551,040
26,000	Nissin Kogyo Co. Ltd.	348,109
6,200	Nitori Holdings Co. Ltd.	580,915
9,000	Nitto Denko Corp.	391,104
720	NTT DoCoMo, Inc.	1,210,061
29,500	Ono Pharmaceutical Co. Ltd.	1,865,344
37,600	Oriental Land Co. Ltd.	4,687,667
101,135	Otsuka Holdings Co. Ltd.	3,087,449
72,000	Pacific Industrial Co. Ltd.(b)	418,406
63,000	Pacific Metals Co. Ltd.	226,598
94,200	PanaHome Corp.	579,971
12,000	Proto Corp.	383,232
95,000	Riken Corp.	372,096
23,000	Riso Kagaku Corp.	384,486
63,200	Santen Pharmaceutical Co. Ltd.	2,697,882
23,700	Sawai Pharmaceutical Co. Ltd.	2,590,694
30,200	Secom Co. Ltd.	1,407,078
57,000	Seiren Co. Ltd.	381,581
127,636	Seven & I Holdings Co. Ltd.	4,059,846
43,000	Shinko Plantech Co. Ltd.	399,590
126,000	Shiroki Corp.(b)	332,237
72,409	Sumitomo Corp.	1,025,080
88,800	Sumitomo Electric Industries Ltd.	1,057,075
47,000	Sumitomo Mitsui Financial Group, Inc.	1,496,781
375,100	Sumitomo Osaka Cement Co. Ltd.	1,248,333
65,000	Sumitomo Precision Products Co. Ltd.	326,144
22,000	Tachi-S Co. Ltd.	364,390
15,000	Taisho Pharmaceutical Holdings Co. Ltd.	1,200,000
4,349	Takeda Pharmaceutical Co. Ltd.	200,402
114,500	Toho Gas Co. Ltd.	690,298
18,000	Tokai Corp.	461,952
31,000	Tokai Rubber Industries, Inc.	339,264
5,200	Tokyo Electron Ltd.	244,608
645,261	Tokyo Gas Co. Ltd.	3,336,774
19,000	Tokyo Ohka Kogyo Co. Ltd.	404,442

Shares		Value

JAPAN (continued)
23,000	Tokyo Seimitsu Co. Ltd.	$361,818
139,000	Tokyu Construction Co. Ltd.	265,101
357,700	TonenGeneral Sekiyu KK	2,939,436
39,000	Topre Corp.	358,426
32,000	Transcosmos, Inc.	437,862
27,000	TS Tech Co. Ltd.	438,912
72,600	West Japan Railway Co.	3,140,966
29,000	Yamaha Motor Co. Ltd.	247,590
161,300	Yamazaki Baking Co. Ltd.	2,256,652
56,000	Yamazen Corp.	397,107
30,000	Yellow Hat Ltd.	485,760
16,000	Yorozu Corp.	239,616

		130,801,450

LUXEMBOURG — 0.0%
25,465	ArcelorMittal SA	409,356
2,828	Millicom International Cellular SA	257,122

		666,478

MALAYSIA — 0.2%
242,800	AirAsia Berhad	290,165
406,700	Coastal Contracts Berhad	245,618
254,618	Genting Berhad	770,485
336,100	Media Prima Berhad	257,754
657,875	Petronas Gas Berhad	3,889,020
914,200	Public Bank Berhad	4,194,891
1,266,200	Telekom Malaysia Berhad	2,285,998
144,600	Tenaga Nasional Berhad	311,887

		12,245,818

MEXICO — 0.0%
922,430	Cia Minera Autlan SAB de CV - Series B(b)	1,026,579
3,141	Grupo Elektra SA de CV	147,667
305,126	Grupo Mexico SAB de CV - Series B	858,120

		2,032,366

NETHERLANDS — 0.2%
24,219	ASML Holding NV	1,407,118
47,264	Heineken Holding NV	2,173,211
74,803	Heineken NV	4,054,736
39,423	ING Groep NV(c)	261,012
148,243	Koninklijke Ahold NV	1,804,839
5,233	Koninklijke DSM NV	257,742
40,705	Koninklijke Philips Electronics NV	895,496
16,224	Royal Dutch Shell Plc - ADR	1,137,402

		11,991,556

NORWAY — 0.1%
78,730	Kongsberg Gruppen ASA(b)	1,502,095
111,698	Statoil ASA	2,666,646
27,412	Yara International ASA	1,299,302

		5,468,043

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

PAKISTAN — 0.1%
426,680	Fauji Fertilizer Bin Qasim Ltd.	$171,664
1,576,292	Fauji Fertilizer Co. Ltd.	1,966,825
311,020	Lucky Cement Ltd.	409,140
771,188	Pakistan Petroleum Ltd.	1,596,722

		4,144,351

POLAND — 0.1%
18,251	KGHM Polska Miedz SA	692,160
257,220	Netia SA(c)	458,105
312,397	PGE SA	1,739,253
2,579,613	Tauron Polska Energia SA	3,551,856
45,730	Zaklady Azotowe W Tarnowie-Moscicach SA(c)	636,498

		7,077,872

RUSSIA — 0.2%
85,972	Gazprom Neft JSC - ADR(b)	2,024,641
135,090	Gazprom OAO - ADR(c)	1,244,179
71,168	Lukoil OAO - ADR(c)	3,999,642
35,478	MMC Norilsk Nickel OJSC - ADR(c)	546,361
49,182	Mobile Telesystems OJSC - ADR	931,999
14,044	Rostelecom OJSC - ADR(b)	282,004
14,463	Tatneft - ADR(b)(c)	548,386

		9,577,212

SINGAPORE — 0.1%
500,000	CWT Ltd.	502,250
24,000	Jardine Cycle & Carriage Ltd.	900,675
297,500	Overseas Union Enterprise Ltd.	609,631
76,000	Singapore Airlines Ltd.	647,380
1,629,000	Singapore Technologies Engineering Ltd.	4,319,913

		6,979,849

SOUTH AFRICA — 0.2%
18,748	Gold Fields Ltd.	242,722
35,418	Kumba Iron Ore Ltd.	2,204,544
1,289,934	Life Healthcare Group Holdings Ltd.	5,229,536
16,142	Sasol Ltd.	672,028

		8,348,830

SOUTH KOREA — 0.2%
13,521	Daewoong Pharmaceutical Co. Ltd.	294,786
50,720	Hanil E-Wha Co. Ltd.	397,012
1,298	Hyundai Heavy Industries Co. Ltd.	277,825
3,114	Hyundai Motor Co.	652,752
4,220	Korea Petrochemical Industrial Co. Ltd.	253,807
6,608	KT&G Corp.	486,851
2,520	Kumho Petrochemical Co. Ltd.	275,264
4,408	LG Corp.	228,076
795	POSCO	256,298

Shares		Value

SOUTH KOREA (continued)
3,951	Samsung Electronics Co. Ltd.	$4,574,336
130,550	SK Broadband Co. Ltd.(c)	343,515
42,440	SK Hynix, Inc.(c)	814,548
2,014	SK Innovation Co. Ltd.	276,995
40,180	SK Networks Co. Ltd.	316,287
11,116	SK Telecom Co. Ltd.	1,420,685
28,470	STX Corp. Co. Ltd.	236,447

		11,105,484

SPAIN — 0.1%
47,098	Banco Santander SA	147,742
86,613	Endesa SA	1,393,924
101,007	Gas Natural SDG SA	1,245,903
39,544	Iberdrola SA	143,533
10,849	Telefonica SA	123,168

		3,054,270

SWEDEN — 0.1%
200,040	Billerud AB	1,786,951
116,960	Boliden AB	1,785,189
147,565	Skandinaviska Enskilda Banken AB	1,086,018
18,761	Svenska Handelsbanken AB - A Shares	652,710
69,610	Tele2 AB - B Shares	1,153,573
73,060	Volvo AB - B Shares	904,031

		7,368,472

SWITZERLAND — 0.3%
12,018	ACE Ltd.	883,323
37,970	Basilea Pharmaceutica(c)	1,921,252
41,690	Foster Wheeler AG(c)	752,088
4,644	Holcim Ltd.	274,464
9,540	Inficon Holding AG(b)	1,866,373
65,824	Nestle SA	4,048,685
45,941	PSP Swiss Property AG	4,126,832
17,258	TE Connectivity Ltd.	569,687
62,238	Xstrata Plc	827,569

		15,270,273

TAIWAN — 0.2%
113,120	Chong Hong Construction Co.	229,691
802,900	Chunghwa Telecom Co. Ltd.	2,409,302
1,878,200	Compal Electronics, Inc.	1,765,949
203,000	CTCI Corp.	378,351
314,383	Elite Material Co. Ltd.	290,353
464,000	Eva Airways Corp.	272,281
138,000	Feng Hsin Iron & Steel Co.	219,935
198,000	Gintech Energy Corp.(c)	194,749
495,000	Grand Pacific Petrochemical	218,680
697,000	King Yuan Electronics Co. Ltd.	305,595
1,729,378	Macronix International	428,416
536,000	Tainan Spinning Co. Ltd.	220,709
77,000	Taiwan Prosperity Chemical Corp.	136,581

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

TAIWAN (continued)
240,000	Taiwan Semiconductor Manufacturing Co. Ltd.	$648,162
90,000	Tripod Technology Corp.	204,651
181,000	Unimicron Technology Corp.	203,374
693,000	Vanguard International Semiconductor Corp.	291,133
514,000	Wan Hai Lines Ltd.	254,494
1,237,000	Winbond Electronics Corp.(c)	175,698

		8,848,104

THAILAND — 0.1%
505,223	Advanced Info Service Public Co. Ltd. - FOR(b)	3,210,823
390,800	Bangchak Petroleum Public Co. Ltd.	275,683
463,500	Polyplex Public Co. Ltd. - FOR(b)	216,506
197,651	PTT Exploration & Production Public Co. Ltd. - FOR(b)	954,654
355,885	STP & I Public Co. Ltd. - FOR(b)	313,817

		4,971,483

TURKEY — 0.0%
198,117	Enka Insaat ve Sanayi AS	573,980
56,150	Gubre Fabrikalari TAS(c)	466,131
3,071	KOC Holding AS	11,976
19,760	Tupras Turkiye Petrol Rafinerileri AS	435,967
119,360	Turk Telekomunikasyon AS	461,520

		1,949,574

UNITED KINGDOM — 0.8%
129,964	Amlin Plc	768,186
14,874	Anglo American Plc	443,081
35,366	Associated British Foods Plc	695,875
111,095	AstraZeneca Plc	5,201,861
375,257	BAE Systems Plc	1,817,391
191,792	Barclays Plc	505,175
21,884	BHP Billiton Plc	641,265
162,002	BP Plc	1,079,598
168,150	Drax Group Plc	1,253,044
287,263	Eurasian Natural Resources Corp. Plc	1,770,003
488,450	Gulfsands Petroleum Plc(c)	846,222
51,718	Imperial Tobacco Group Plc	2,010,111
188,132	Kingfisher Plc	786,956
681,150	Ladbrokes Plc	1,642,483
22,231	Land Securities Group Plc, REIT	275,352
2,609,240	Lloyds Banking Group Plc(c)	1,241,784
356,212	Pennon Group Plc	4,289,153
72,873	Reckitt Benckiser Group Plc	4,006,860
29,626	Rio Tinto Plc	1,368,615
198,628	Scottish & Southern Energy Plc	4,088,904
390,800	SVG Capital Plc(c)	1,608,369
587,120	TT electronics Plc(b)	1,362,355

Shares		Value

UNITED KINGDOM (continued)
199,510	Valiant Petroleum Plc(c)	$1,332,527
160,567	Vodafone Group Plc	459,683
504,144	WM Morrison Supermarkets Plc	2,191,827

		41,686,680

UNITED STATES — 11.9%
58,664	Abbott Laboratories	3,890,010
27,399	Adobe Systems, Inc.(c)	846,081
16,881	Advance Auto Parts, Inc.	1,184,202
133,520	Advanced Micro Devices, Inc.(c)	542,091
32,332	Aetna, Inc.	1,165,892
31,240	Alaska Air Group, Inc.(c)	1,088,714
12,860	Alliance Resource Partners LP	787,546
9,765	American Electric Power Co., Inc.	412,474
81,190	American Vanguard Corp.	1,899,034
30,880	America’s Car-Mart, Inc.(c)	1,416,774
43,445	Amgen, Inc.	3,588,557
162,243	Annaly Capital Management, Inc., REIT	2,827,895
9,197	Apache Corp.	792,046
14,322	Apollo Group, Inc. - Class A(c)	389,558
40,000	Apple, Inc.(c)	24,430,400
902,918	Applied Materials, Inc.	9,832,777
48,220	Arch Coal, Inc.	347,666
20,998	Archer-Daniels-Midland Co.	547,838
123,030	Artio Global Investors, Inc.	397,387
50,300	Asbury Automotive Group, Inc.(c)	1,315,848
72,640	Assisted Living Concepts, Inc. - Class A	1,017,686
26,080	Assurant, Inc.	944,357
21,089	AT&T, Inc.	799,695
44,850	Atlas Energy LP	1,409,635
4,579	Atlas Resource Partners LP	114,709
53,250	ATMI, Inc.(c)	1,010,685
31,610	Bally Technologies, Inc.(c)	1,381,673
100,000	Baxter International, Inc.	5,851,000
30,670	Belden, Inc.	985,427
35,400	BMC Software, Inc.(c)	1,401,840
21,700	Bristow Group, Inc.	993,209
103,810	Brooks Automation, Inc.	961,281
108,433	CA, Inc.	2,609,982
18,020	CACI International, Inc. - Class A(c)	1,017,229
200,013	Campbell Soup Co.	6,622,430
6,824	Capital One Financial Corp.	385,488
74,900	Capstead Mortgage Corp., REIT	1,054,592
109,430	Carnival Corp.	3,641,830
41,690	Carter’s, Inc.(c)	2,112,432
17,774	CenturyLink, Inc.	738,332
3,072	CF Industries Holdings, Inc.	601,375
18,877	Chesapeake Energy Corp.	355,265
216,364	Chevron Corp.	23,709,167
22,980	Churchill Downs, Inc.	1,271,713

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

UNITED STATES (continued)
988,195	Cisco Systems, Inc.	$15,761,710
26,080	Cleco Corp.	1,141,261
58,768	Clorox Co. (The)	4,273,021
11,535	CME Group, Inc.	601,089
56,114	Coca-Cola Co. (The)	4,534,011
41,676	Colgate-Palmolive Co.	4,474,335
91,263	Comcast Corp. - Class A	2,970,611
64,774	ConAgra Foods, Inc.	1,599,270
86,350	Conceptus, Inc.(c)	1,604,383
29,518	ConocoPhillips	1,606,960
52,518	Consolidated Edison, Inc.	3,387,411
15,820	Contango Oil & Gas Co.(c)	937,335
418,626	Corning, Inc.	4,776,523
39,590	Corrections Corp. of America	1,230,457
5,973	CVS Caremark Corp.	270,278
22,800	Cymer, Inc.(c)	1,304,388
22,300	Darden Restaurants, Inc.	1,141,314
1,596,410	Dell, Inc.(c)	18,965,351
18,152	Devon Energy Corp.	1,073,146
44,940	Digital Generation, Inc.(c)	479,060
18,810	Dillard’s, Inc. - Class A	1,226,976
179,702	Dover Corp.	9,788,368
47,650	DreamWorks Animation SKG, Inc. - Class A(c)	914,880
20,450	DST Systems, Inc.	1,102,255
19,310	DSW, Inc. - Class A	1,141,607
67,764	Duke Energy Corp.	4,593,044
24,580	Eastman Chemical Co.	1,285,042
11,075	Eaton Corp.	485,528
54,030	Ebix, Inc.	1,171,911
36,237	Edison International	1,673,425
77,738	EI du Pont de Nemours & Co.	3,863,579
116,900	El Paso Pipeline Partners LP	4,075,134
191,355	Eli Lilly & Co.	8,425,361
45,670	Empire District Electric Co. (The)	981,905
17,807	Entergy Corp.	1,294,035
32,872	Exelon Corp.	1,285,953
12,827	FedEx Corp.	1,158,278
29,050	FEI Co.	1,385,975
325,000	Freeport-McMoRan Copper & Gold, Inc.	10,942,750
36,761	Gap, Inc. (The)	1,084,082
179,802	General Dynamics Corp.	11,406,639
91,332	General Mills, Inc.	3,534,548
25,474	General Motors Co.(c)	502,093
1,725,000	General Motors Co., Escrow Shares(b)(c)(d)	258,750
42,760	Genie Energy Ltd. - Class B	301,886
82,670	Genuine Parts Co.	5,293,360
27,255	Gilead Sciences, Inc.(c)	1,480,764
23,860	Gulfmark Offshore, Inc. - Class A(c)	857,767
17,600	Helmerich & Payne, Inc.	818,400
9,555	Hess Corp.	450,614
225,000	Hewlett-Packard Co.	4,104,000

Shares		Value

UNITED STATES (continued)
66,622	HJ Heinz Co.	$3,678,201
172,145	Hormel Foods Corp.	4,804,567
31,329	Humana, Inc.	1,929,866
87,480	IDACORP, Inc.	3,691,656
42,760	IDT Corp. - Class B	432,731
6,049	Illinois Tool Works, Inc.	328,703
34,100	Impax Laboratories, Inc.(c)	757,702
417,657	Intel Corp.	10,733,785
19,088	International Paper Co.	626,277
14,010	ITT Educational Services, Inc.(c)	543,868
825,000	Jabil Circuit, Inc.	17,902,500
2,782	Johnson & Johnson	192,570
16,838	JPMorgan Chase & Co.	606,168
95,250	Kforce, Inc.(c)	1,102,042
112,148	Kimberly-Clark Corp.	9,746,783
50,000	KLA-Tencor Corp.	2,545,500
3,393	Kohl’s Corp.	168,700
41,280	Kroger Co. (The)	915,178
104,870	Kulicke & Soffa Industries, Inc.(c)	1,160,911
23,210	Life Technologies Corp.(c)	1,018,455
15,320	Lindsay Corp.	1,086,188
21,780	Littelfuse, Inc.	1,168,279
15,368	Lockheed Martin Corp.	1,371,901
16,280	Loral Space & Communications, Inc.	1,171,346
7,162	Lorillard, Inc.	921,320
22,600	Ltd. Brands, Inc.	1,074,630
12,022	Macy’s, Inc.	430,868
724,351	Marathon Oil Corp.	19,173,571
7,157	Marathon Petroleum Corp.	338,526
36,110	Materion Corp.	708,839
76,603	McCormick & Co., Inc.	4,663,591
36,780	McDonald’s Corp.	3,286,661
23,871	McGraw-Hill Cos., Inc. (The)	1,120,982
60,470	Medicines Co. (The)(c)	1,514,169
55,290	Medifast, Inc.(c)	1,553,649
37,154	Medtronic, Inc.	1,464,611
84,920	MGM Resorts International(c)	808,438
91,300	Micrel, Inc.	852,742
637,039	Microsoft Corp.	18,773,539
75,120	Momenta Pharmaceuticals, Inc.(c)	1,068,206
295,000	Mosaic Co. (The)	17,142,450
62,560	Movado Group, Inc.	1,466,406
4,559	Murphy Oil Corp.	244,636
37,270	NASDAQ OMX Group, Inc. (The)	846,029
48,150	Nelnet, Inc. - Class A	1,132,007
385,000	NetApp, Inc.(c)	12,577,950
91,120	Neutral Tandem, Inc.(c)	1,244,699
5,530	NewMarket Corp.	1,271,236
605,286	Newmont Mining Corp.	26,917,068
74,450	Newport Corp.(c)	837,562
11,330	News Corp. - Class A	260,817

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

UNITED STATES (continued)
5,603	NextEra Energy, Inc.	$397,253
63,281	Northrop Grumman Corp.	4,189,202
42,890	NuVasive, Inc.(c)	895,972
2,735	Occidental Petroleum Corp.	238,027
47,550	Olin Corp.	962,412
81,051	Omnicom Group, Inc.	4,067,139
21,420	ONEOK Partners LP	1,245,359
30,950	Papa John’s International, Inc.(c)	1,578,759
38,130	Park Electrochemical Corp.	1,029,891
13,360	Parker Hannifin Corp.	1,073,075
61,307	PepsiCo, Inc.	4,458,858
133,667	Pfizer, Inc.	3,213,355
6,675	PG&E Corp.	308,118
3,992	Phillips 66	150,099
17,641	Plains All American Pipeline LP	1,552,408
42,854	PPG Industries, Inc.	4,690,799
220,000	PPL Corp.(c)	11,849,200
60,386	Procter & Gamble Co. (The)	3,897,312
34,478	Public Service Enterprise Group, Inc.	1,146,049
4,798	Quest Diagnostics, Inc.	280,347
242,140	Raytheon Co.	13,433,927
29,779	Republic Services, Inc.	861,506
68,390	Revlon, Inc. - Class A(c)	995,074
18,243	Reynolds American, Inc.	844,104
436,128	SAIC, Inc.	5,046,001
443,500	SanDisk Corp.(c)	18,241,155
125,710	SandRidge Energy, Inc.(c)	857,342
25,370	Sauer-Danfoss, Inc.	918,140
113,790	Seachange International, Inc.(c)	861,390
10,060	SEACOR Holdings, Inc.(c)	854,597
24,840	Sotheby’s	729,054
106,570	Southwest Airlines Co.	979,378
82,700	St. Jude Medical, Inc.	3,089,672
69,061	Staples, Inc.	879,837
28,180	State Street Corp.	1,137,908
96,140	STEC, Inc.(c)	775,850
5,228	Stryker Corp.	272,013
28,800	Sunoco Logistics Partners LP	1,159,200
83,610	SunPower Corp.(c)	327,751
30,043	Target Corp.	1,822,108
56,030	TeleTech Holdings, Inc.(c)	922,254
542,747	Tellabs, Inc.	1,785,638
73,970	Teradyne, Inc.(c)	1,088,099
5,523	Terra Nitrogen Co. LP	1,243,338
22,975	Time Warner Cable, Inc.	1,951,267
107,159	Time Warner, Inc.	4,192,060
37,200	TJX Cos., Inc.	1,647,216
24,037	Travelers Cos., Inc. (The)	1,505,918
18,240	Triumph Group, Inc.	1,140,547
764,718	Two Harbors Investment Corp., REIT	8,771,315
44,510	United Continental Holdings, Inc.(c)	840,794
204,847	United Technologies Corp.	15,248,811

Shares		Value

UNITED STATES (continued)
23,001	UnitedHealth Group, Inc.	$1,175,121
41,210	Unum Group	778,457
60,593	Valero Energy Corp.	1,666,308
12,924	Viacom, Inc. - Class B	603,680
5,592	Walgreen Co.	203,325
92,903	Wal-Mart Stores, Inc.	6,914,770
17,729	WellPoint, Inc.	944,778
15,874	Western Union Co. (The)	276,684
24,400	WGL Holdings, Inc.	986,980
27,510	Williams-Sonoma, Inc.	955,973
115,292	Wisconsin Energy Corp.	4,696,996
62,900	Worthington Industries, Inc.	1,364,930
39,267	Xerox Corp.	272,120
11,880	Yahoo!, Inc.(c)	188,179
9,346	Zimmer Holdings, Inc.	550,760

		630,319,683

Total Common Stocks (Cost $1,203,677,072)		1,176,568,173

EXCHANGE TRADED FUNDS — 4.5%

MEXICO — 0.0%
93,231	iShares NAFTRAC	284,983
UNITED STATES — 4.5%
375,000	iShares FTSE China 25 Index Fund	12,828,750
73,890	iShares MSCI Canada Index Fund	1,942,568
100,000	iShares MSCI EAFE Index Fund	5,000,000
500,000	iShares MSCI Emerging Markets Index Fund	19,560,000
1,300,000	iShares MSCI Germany Index Fund	26,273,000
100,000	iShares MSCI Mexico Investable Market Index Fund	6,217,000
445,000	SPDR Gold Trust	69,660,300
680,000	SPDR S&P 500 ETF Trust	93,642,800

Total Exchange Traded Funds (Cost $230,609,730)		235,409,401

PREFERRED STOCKS — 0.0%

UNITED STATES — 0.0%
225,000	Fannie Mae	432,562
250,000	Freddie Mac	515,625

Total Preferred Stocks (Cost $6,746,080)		948,187

RIGHTS/WARRANTS — 0.0%

FRANCE — 0.0%
251,210	UbiSoft Entertainment SA, Warrants, Expires 10/10/13(c)	8,036

Total Rights/Warrants (Cost $19,220)		8,036

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount			Value

BANK LOANS — 1.4%

UNITED STATES — 1.4%
$1,000,000		AlixPartners LLP, Initial Loan (Second Lien), 9.50%, 11/30/19(e)	$988,750
3,000,000		AlixPartners LLP, Initial Term B-2 Loan (First Loan), 5.25%, 05/31/19(e)	2,972,499
4,165,000		Asurion LLC, Term Loan (First Lien), 4.00%, 05/24/18(e)	4,123,350
3,620,541		Asurion LLC, Term Loan (Second Lien), 7.50%, 05/24/19(e)	3,742,735
497,494		BJ’s Wholesale Club, Inc., Replacement First Lien Term Facility, 4.00%, 09/27/18(e)	499,359
2,000,000		Brickman Group Holdings, Inc., Tranche B-1 Term Loan, 4.25%, 10/14/16(e)	2,000,000
4,225,000		Chesapeake Energy Corp., Term Loan, 7.00%, 12/02/17(e)	4,210,331
994,717		Cumulus Media Holdings, Inc., First Lien Term Loan, 4.50%, 09/16/18(e)	997,452
2,000,000		Cumulus Media Holdings, Inc., Second Lien Term Loan, 6.00%, 09/16/19(e)	2,011,666
4,000,000		Generac Power System, Inc., Term Loan, 5.00%, 05/30/18(e)	4,020,000
3,500,000		Hologic, Inc., Bridge Loan, 0.00%, 05/25/19(e)	3,500,000
2,000,000		Hologic, Inc., Term Loan B, 3.50%, 04/29/19(e)	2,012,500
2,743,125		Lawson Software, Inc., Tranche B Term Loan, 5.00%, 04/05/18(e)	2,766,272
2,250,000		Level 3 Financing, Inc., Tranche B II Term Loan, 4.25%, 08/03/18(e)	2,256,563
2,500,000		LIN Television Corp., Bridge Loan, 0.00%, 05/04/13(e)	2,512,500
1,950,000		MGM Resorts International, Class C Loan (Extending), 4.00%, 02/23/15(e)	1,964,896
2,213,439		MultiPlan, Inc., Term B Loan, 3.25%, 08/26/17(e)	2,203,295
3,000,000		Nuveen Investments, Inc., New Second Lien Term Loan, 7.00%, 02/23/19(e)	3,015,000
1,500,000		Party City Holdings, Inc., Term Loan B, 4.50%, 07/23/19(e)	1,501,340
4,350,000		Peninsula Gaming LLC, Bridge Loan, 0.00%, 05/31/13(e)	4,350,000

Principal Amount			Value

UNITED STATES (continued)
$3,250,000		Quintiles Transnational Holdings, Inc., Term Loan, 7.50%, 02/21/17(e)	$3,266,250
1,246,867		Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 04/01/18(e)	1,253,492
1,250,000		Savers, Inc., Term Loan B, 7.25%, 06/11/19(e)	1,246,875
988,789		U.S. TelePacific Corp., Term Loan, 4.50%, 02/23/17(e)	919,573
2,474,336		Univar, Inc., Term Loan B, 3.50%, 06/30/17(e)	2,454,896
2,493,438		US Foods, Inc., Extended Term Loan, 4.25%, 03/31/17(e)	2,375,780
1,658,232		US Foods, Inc., Term Loan, 2.75%, 07/03/14(e)	1,604,754
2,454,460		US Foods, Inc., Term Loan (2011), 4.25%, 05/06/17(e)	2,350,145
2,354,699		Visant Corp., Tranche B Term Loan, 4.00%, 12/22/16(e)	2,284,058
3,000,000		WideOpenWest Finance LLC, Term Loan, 5.00%, 07/12/18(e)	2,977,500
3,650,000		Zayo Group LLC, Term Loan, 5.88%, 06/14/19(e)	3,695,625

Total Bank Loans (Cost $75,531,446)			76,077,456

CORPORATE BONDS — 28.5%

AUSTRALIA — 0.0%
1,000,000		FMG Resources, 7.00%, 11/01/15(f)	1,025,000

AUSTRIA — 0.1%
5,218,800	(g)	A-TEC Industries AG, Cnv., 2.75%, 05/10/14(b)(c)(h)	4,494,869
8,000,000	(g)	A-TEC Industries AG, Cnv., 8.75%, 10/27/14(b)(c)(h)	2,436,203

			6,931,072

BERMUDA — 0.1%
7,000,000	(k)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/12(b)(c)(d)(h)(i)	1,125,040
3,000,000		Noble Group Ltd., Cnv., 3.75%, 06/13/14(i)	4,224,000

			5,349,040

CANADA — 0.6%
1,550,000		Bombardier, Inc., 7.75%, 03/15/20(f)	1,741,813
1,500,000		Cascades, Inc., 7.88%, 01/15/20	1,545,000
9,500,000		Detour Gold Corp., Cnv., 5.50%, 11/30/17(b)	9,535,625

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount			Value

CANADA (continued)
$6,250,000		PetroBakken Energy Ltd., 8.63%, 02/01/20(f)	$6,281,250
1,000,000		Precision Drilling Corp., 6.63%, 11/15/20	1,042,500
3,000,000		Precision Drilling Corp., 6.50%, 12/15/21	3,120,000
3,910,000		Quebecor Media, Inc., 7.75%, 03/15/16	4,022,413
1,500,000		Telesat Canada/Telesat LLC, 6.00%, 05/15/17(f)	1,552,500

			28,841,101

CAYMAN ISLANDS — 0.2%
4,750,000		UPCB Finance V Ltd., 7.25%, 11/15/21(f)	5,058,750
2,950,000		UPCB Finance VI Ltd., 6.88%, 01/15/22(f)	3,068,000

			8,126,750

FRANCE — 0.2%
3,175,000		Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21	3,270,250
725,000		Cie Generale de Geophysique- Veritas, 9.50%, 05/15/16	791,156
4,100,000		Cie Generale de Geophysique- Veritas, 7.75%, 05/15/17	4,269,125

			8,330,531

GERMANY — 0.0%
1,800,000		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17(f)	1,953,000

HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(b)(c)(d)(h)(i)	1,133,154

IRELAND — 0.1%
750,000		Ardagh Packaging Finance Plc, 9.13%, 10/15/20(f)	787,500
600,000		Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc., 7.38%, 10/15/17(f)	642,750
4,150,000		Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc., 9.13%, 10/15/20(f)	4,321,188

			5,751,438

Principal Amount			Value

LUXEMBOURG — 0.4%
$500,000		Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19(f)	$541,219
2,025,000		Intelsat Jackson Holdings SA, 7.25%, 04/01/19	2,164,219
2,475,000		Intelsat Jackson Holdings SA, 7.25%, 10/15/20(f)	2,629,688
5,950,000		Intelsat Jackson Holdings SA, 7.50%, 04/01/21	6,366,500
4,700,000		Intelsat Luxembourg SA, 11.25%, 02/04/17	4,888,000
700,000		Intelsat Luxembourg SA, 11.50%, 02/04/17(j)	731,500
1,000,000		Intelsat Luxembourg SA, 11.50%, 02/04/17(f)(j)	1,040,000
1,225,000		Wind Acquisition Finance SA, 11.75%, 07/15/17(f)	1,016,750

			19,377,876

MEXICO — 0.1%
4,000,000		Cemex SAB de CV, Cnv., 4.88%, 03/15/15	3,580,000

NETHERLANDS — 0.5%
8,000,000	(g)	Celesio Finance BV, Cnv., 3.75%, 10/29/14	10,079,484
4,000,000		Lukoil International Finance BV, Cnv., 2.63%, 06/16/15	4,274,000
4,000,000	(g)	Portugal Telecom International Finance BV, Cnv., 4.13%, 08/28/14	4,805,965
4,165,000		Sensata Technologies BV, 6.50%, 05/15/19(f)	4,321,187

			23,480,636

PUERTO RICO — 0.1%
5,500,000		Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18	5,946,875

SINGAPORE — 0.0%
1,250,000	(g)	OSIM International Ltd., Cnv., 2.75%, 07/05/16(b)	974,365

SOUTH AFRICA — 0.3%
119,000,000	(g)	Steinhoff International Holdings Ltd., Cnv., 9.63%, 07/20/15	17,313,170

SPAIN — 0.2%
9,600,000	(g)	Pescanova SA, 5.13%, 04/20/17(b)	10,423,998

SWEDEN — 0.0%
8,000,000	(g)	SAS AB, Cnv., 7.50%, 04/01/15	864,623

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount			Value

UNITED KINGDOM — 0.4%
$4,500,000		Jaguar Land Rover Plc, 8.13%, 05/15/21(f)	$4,781,250
7,600,000	(g)	TUI Travel Plc, Cnv., 4.90%, 04/27/17	10,813,392
2,350,000		Virgin Media Finance Plc, 8.38%, 10/15/19	2,658,437
3,650,000		Virgin Media Finance Plc, 5.25%, 02/15/22	3,777,750

			22,030,829

UNITED STATES — 25.2%
5,000,000		Advanced Micro Devices, Inc., 7.75%, 08/01/20	5,237,500
36,005,000		Advanced Micro Devices, Inc., Cnv., 6.00%, 05/01/15	36,320,044
3,000,000		AES Corp. (The), 8.00%, 10/15/17	3,487,500
4,000,000		Alcatel-Lucent USA, Inc., Series A, Cnv., 2.88%, 06/15/23(b)	2,630,000
4,000,000		Alere, Inc., 7.88%, 02/01/16(b)	4,160,000
10,000,000		Alere, Inc., Cnv., 3.00%, 05/15/16(b)	9,075,000
1,275,000		Allbritton Communications Co., 8.00%, 05/15/18	1,354,688
4,500,000		Alliance Data Systems Corp, 6.38%, 04/01/20(f)	4,680,000
13,000,000		Alliant Techsystems, Inc., Cnv., 3.00%, 08/15/24(b)	12,951,250
3,500,000		Allison Transmission, Inc., 7.13%, 05/15/19(f)	3,679,375
1,900,000		Ally Financial, Inc., 6.75%, 12/01/14	2,049,625
4,250,000		AMC Networks, Inc., 7.75%, 07/15/21	4,813,125
1,000,000		American Axle & Manufacturing Holdings, Inc., 9.25%, 01/15/17(f)	1,118,750
750,000		American Axle & Manufacturing, Inc., 5.25%, 02/11/14	771,563
250,000		AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 05/20/20	264,375
3,500,000		AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 05/20/22	3,718,750
2,750,000		AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 08/20/19	2,832,500
6,250,000		Ameristar Casinos, Inc., 7.50%, 04/15/21	6,734,375
1,750,000		Ameristar Casinos, Inc., 7.50%, 04/15/21(f)	1,885,625

Principal Amount			Value

UNITED STATES (continued)
$3,500,000		AMGH Merger Sub, Inc., 9.25%, 11/01/18(f)	$3,762,500
11,000,000		Annaly Capital Management, Inc., Cnv., REIT, 5.00%, 05/15/15	11,041,250
7,500,000		ARAMARK Corp., 8.50%, 02/01/15	7,678,200
3,750,000		ARAMARK Holdings Corp., 8.63%, 05/01/16(f)(j)	3,834,412
3,000,000		Ashtead Capital, Inc., 9.00%, 08/15/16(f)	3,097,500
2,850,000		Ashtead Capital, Inc., 6.50%, 07/15/22(f)	2,964,000
1,000,000		Atwood Oceanics, Inc., 6.50%, 02/01/20	1,065,000
2,300,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, 05/15/16	2,369,000
750,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, 03/15/18	829,688
4,250,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/19	4,563,438
700,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/19(f)	751,625
4,200,000		Basic Energy Services, Inc., 7.75%, 02/15/19	4,063,500
2,750,000		Belo Corp., 8.00%, 11/15/16	3,014,688
3,250,000		Bill Barrett Corp., 7.63%, 10/01/19	3,371,875
1,750,000		Bill Barrett Corp., 7.00%, 10/15/22	1,719,375
3,250,000		Biomet, Inc., 10.00%, 10/15/17	3,461,250
250,000		Biomet, Inc., 10.38%, 10/15/17(j)	267,500
6,000,000		Biomet, Inc., 11.63%, 10/15/17	6,457,500
1,250,000		Biomet, Inc., 6.50%, 08/01/20(f)	1,287,500
1,250,000		Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.00%, 04/01/20	1,409,375
2,000,000		Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17	2,235,000
2,900,000		Boyd Gaming Corp., 7.13%, 02/01/16	2,798,500
4,000,000		Boyd Gaming Corp., 9.13%, 12/01/18	4,120,000
600,000		Boyd Gaming Corp., 9.00%, 07/01/20(f)	594,000

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$250,000	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18(f)	$260,937
15,000,000	Brookdale Senior Living, Inc., Cnv., 2.75%, 06/15/18	14,212,500
1,700,000	Cablevision Systems Corp., 8.63%, 09/15/17	1,942,250
1,650,000	Cablevision Systems Corp., 7.75%, 04/15/18	1,794,375
2,550,000	Cablevision Systems Corp., 8.00%, 04/15/20	2,824,125
4,250,000	Calpine Corp., 7.25%, 10/15/17(f)	4,600,625
2,600,000	Calpine Corp., 7.88%, 07/31/20(f)	2,931,500
3,150,000	Calpine Corp., 7.50%, 02/15/21(f)	3,504,375
1,600,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	1,758,000
3,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.88%, 04/30/18	3,273,750
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.13%, 04/30/20	565,000
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 06/01/20	1,110,000
3,250,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 04/30/21	3,518,125
1,725,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.63%, 01/31/22	1,875,938
5,000,000	CDW LLC/CDW Finance Corp, 8.50%, 04/01/19	5,300,000
1,300,000	CDW LLC/CDW Finance Corp., 8.00%, 12/15/18	1,413,750
500,000	Cemex Finance LLC, 9.50%, 12/14/16(f)	496,250
1,000,000	Central Garden and Pet Co., 8.25%, 03/01/18	1,025,000
1,000,000	CenturyLink, Inc., Series S, 6.45%, 06/15/21	1,103,509
11,000,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17(f)	11,852,500
250,000	Chaparral Energy Inc, 8.25%, 09/01/21	271,250
2,000,000	Chaparral Energy, Inc., 7.63%, 11/15/22(f)	2,095,000
6,000,000	Charles River Laboratories International, Inc., Cnv., 2.25%, 06/15/13	5,992,500

Principal Amount		Value

UNITED STATES (continued)
$850,000	Chesapeake Energy Corp., 6.78%, 03/15/19	$833,000
1,500,000	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19(f)	1,365,000
1,000,000	Choice Hotels International, Inc., 5.75%, 07/01/22	1,065,000
12,000,000	Ciena Corp. Cnv., 0.88%, 06/15/17	10,230,000
3,000,000	Ciena Corp., Cnv., 4.00%, 03/15/15(f)	3,333,750
2,000,000	Cincinnati Bell, Inc., 7.00%, 02/15/15	2,025,000
1,000,000	Cincinnati Bell, Inc., 8.25%, 10/15/17	1,057,500
750,000	Cincinnati Bell, Inc., 8.75%, 03/15/18	733,125
1,000,000	CIT Group, Inc., 5.25%, 04/01/14(f)	1,042,500
7,600,000	CIT Group, Inc., 7.00%, 05/02/16(f)	7,638,000
249,542	CIT Group, Inc., 7.00%, 05/02/17(f)	250,790
1,500,000	CIT Group, Inc., 5.00%, 05/15/17	1,567,500
1,700,000	CIT Group, Inc., 4.25%, 08/15/17	1,702,125
1,150,000	CIT Group, Inc., 5.25%, 03/15/18	1,217,562
6,400,000	CIT Group, Inc., 5.00%, 08/15/22	6,408,000
1,850,000	Clear Channel Worldwide Holdings Inc, 7.63%, 03/15/20(f)	1,771,375
1,750,000	Clear Channel Worldwide Holdings Inc, 7.63%, 03/15/20(f)	1,640,625
3,350,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	3,618,000
850,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	913,750
7,750,000	CommScope, Inc., 8.25%, 01/15/19(f)	8,108,438
3,500,000	Comtech Telecommunications Corp., Cnv., 3.00%, 05/01/29	3,661,875
1,000,000	Copano Energy LLC/Copano Energy Finance Corp., 7.75%, 06/01/18	1,047,500
5,000,000	Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 04/01/21	5,187,500

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,500,000	Crown Castle International Corp., 7.13%, 11/01/19	$1,646,250
1,100,000	CSC Holdings, Inc., 7.63%, 07/15/18	1,245,750
500,000	CSC Holdings, Inc., 6.75%, 11/15/21(f)	545,000
13,500,000	CSG Systems International, Inc., Cnv., 3.00%, 03/01/17(b)(f)	13,803,750
5,875,000	Cumulus Media Holdings, Inc., 7.75%, 05/01/19	5,698,750
1,000,000	Dana Holding Corp., 6.50%, 02/15/19	1,061,250
4,500,000	DaVita, Inc., 6.63%, 11/01/20	4,770,000
4,250,000	Del Monte Corp., 7.63%, 02/15/19	4,218,125
2,500,000	Delphi Corp., 6.13%, 05/15/21	2,728,125
396,000	Delta Air Lines, Inc., 9.50%, 09/15/14(f)	417,285
1,000,000	Denbury Resources, Inc., 8.25%, 02/15/20	1,125,000
3,000,000	DISH DBS Corp, 5.88%, 07/15/22(f)	3,090,000
1,150,000	DISH DBS Corp., 7.88%, 09/01/19	1,336,875
7,350,000	DISH DBS Corp., 6.75%, 06/01/21	8,039,063
1,250,000	Dole Food Co., Inc., 8.00%, 10/01/16(f)	1,306,250
550,000	Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.38%, 06/01/19	541,063
450,000	Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.38%, 06/01/19(f)	442,688
2,000,000	Easton-Bell Sports, Inc., 9.75%, 12/01/16	2,185,000
500,000	Education Management LLC/Education Management Finance Corp., 8.75%, 06/01/14	456,250
1,400,000	El Paso Corp., 7.00%, 06/15/17	1,604,155
12,000,000	Electronic Arts, Inc., Cnv., 0.75%, 07/15/16	10,635,000
1,500,000	Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	1,659,375
3,350,000	Endo Pharmaceuticals Holdings, Inc., 7.25%, 01/15/22	3,710,125
1,750,000	Equinix, Inc., 8.13%, 03/01/18	1,938,125

Principal Amount		Value

UNITED STATES (continued)
$3,000,000	Equinix, Inc., 7.00%, 07/15/21	$3,337,500
13,651,000	Exterran Energy Corp., Cnv., 4.75%, 01/15/14	13,377,980
4,500,000	Exterran Holdings, Inc., 7.25%, 12/01/18	4,455,000
1,500,000	Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	1,605,000
1,000,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 05/01/21	950,000
5,000,000	Fidelity National Financial, Inc., Cnv., 4.25%, 08/15/18(f)	5,618,750
1,250,000	Ford Motor Credit Co. LLC, 5.00%, 05/15/18	1,332,321
3,875,000	Frac Tech Services LLC/Frac Tech Finance, Inc., 8.13%, 11/15/18(f)	3,933,125
2,652,000	Freescale Semiconductor, Inc., 10.13%, 03/15/18(f)	2,890,680
2,150,000	Fresenius Medical Care US Finance II, Inc., 5.63%, 07/31/19(f)	2,308,563
900,000	Fresenius Medical Care US Finance II, Inc., 5.88%, 01/31/22(f)	961,875
2,150,000	Frontier Communications Corp., 7.88%, 04/15/15	2,375,750
3,500,000	Frontier Communications Corp., 8.25%, 04/15/17	3,832,500
1,100,000	Frontier Communications Corp., 7.13%, 03/15/19	1,135,750
2,750,000	Frontier Communications Corp., 8.50%, 04/15/20	2,976,875
5,250,000	FTI Consulting, Inc., 6.75%, 10/01/20	5,512,500
1,650,000	Gannett Co, Inc., 6.38%, 09/01/15	1,790,250
2,500,000	GCI, Inc., 6.75%, 06/01/21	2,425,000
13,500,000	GenCorp, Inc., Cnv., 4.06%, 12/31/39	15,778,125
14,500,000	General Cable Corp., Cnv., 0.88%, 11/15/13	14,010,625
1,500,000	GenOn Americas Generation LLC, 8.50%, 10/01/21	1,560,000
1,250,000	GenOn Energy, Inc., 7.63%, 06/15/14	1,331,250
2,000,000	Geo Group, Inc. (The), 7.75%, 10/15/17	2,155,000
2,850,000	Geo Group, Inc. (The), 6.63%, 02/15/21	2,999,625

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$12,695,000	Goodrich Petroleum Corp., Cnv., 5.00%, 10/01/29	$11,647,663
4,300,000	Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/20	4,719,250
700,000	Goodyear Tire & Rubber Co. (The), 7.00%, 05/15/22	714,875
600,000	Graphic Packaging International, Inc., 9.50%, 06/15/17	662,250
1,285,000	Graphic Packaging International, Inc., 7.88%, 10/01/18	1,426,350
5,000,000	Gray Television, Inc., 10.50%, 06/29/15	5,300,000
2,750,000	Griffon Corp., 7.13%, 04/01/18	2,873,750
7,000,000	Griffon Corp., Cnv., 4.00%, 01/15/17(b)(f)	6,641,250
4,000,000	Group 1 Automotive, Inc., Cnv., STEP, 2.25%, 06/15/36(b)	4,400,000
1,500,000	Hanesbrands, Inc., 8.00%, 12/15/16	1,666,875
4,500,000	Hanesbrands, Inc., 6.38%, 12/15/20	4,809,375
1,500,000	HCA Holdings, Inc., 7.75%, 05/15/21	1,633,125
370,000	HCA, Inc., 6.38%, 01/15/15	397,981
4,220,000	HCA, Inc., 6.50%, 02/15/16	4,610,350
2,810,000	HCA, Inc., 6.50%, 02/15/20	3,140,175
1,600,000	HCA, Inc., 7.50%, 02/15/22	1,796,000
1,012,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(f)	1,060,070
1,500,000	Hertz Corp. (The), 6.75%, 04/15/19	1,575,000
1,500,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20(f)	1,567,500
500,000	Hologic, Inc., 6.25%, 08/01/20(f)	528,750
10,000,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/37	9,850,000
16,000,000	Hologic, Inc., Cnv., STEP, 2.00%, 03/01/42	15,020,000
3,000,000	Hornbeck Offshore Services, Inc., 8.00%, 09/01/17	3,210,000
7,250,000	Hornbeck Offshore Services, Inc., Cnv., STEP, 1.63%, 11/15/26	7,856,100
2,770,000	Horsehead Holding Corp., Cnv., 3.80%, 07/01/17(b)(f)	2,586,487

Principal Amount		Value

UNITED STATES (continued)
$2,750,000	Hughes Satellite Systems Corp., 6.50%, 06/15/19	$2,956,250
7,750,000	Hughes Satellite Systems Corp., 7.63%, 06/15/21	8,563,750
6,440,000	Huntsman International LLC, 5.50%, 06/30/16	6,456,100
19,050,000	Iconix Brand Group, Inc., Cnv., 2.50%, 06/01/16(f)	18,526,125
17,000,000	Illumina, Inc., Cnv., 0.25%, 03/15/16(f)	15,448,750
3,900,000	Inergy LP/Inergy Finance Corp., 7.00%, 10/01/18	4,026,750
597,000	Inergy LP/Inergy Finance Corp., 6.88%, 08/01/21	613,418
2,500,000	Ingles Markets, Inc., 8.88%, 05/15/17	2,731,250
16,000,000	Integra Lifesciences Holdings Corp., Cnv, 1.63%, 12/15/16(b)	15,840,000
1,850,000	Interactive Data Corp., 10.25%, 08/01/18	2,095,125
7,000,000	InterDigital, Inc., Cnv., 2.50%, 03/15/16	6,973,750
4,800,000	Iron Mountain, Inc., 6.63%, 01/01/16	4,818,000
950,000	Iron Mountain, Inc., 8.00%, 06/15/20	1,011,750
2,000,000	Isis Pharmaceuticals, Inc., Cnv., 2.63%, 02/15/27	2,095,000
2,600,000	Isle of Capri Casinos, Inc., 7.00%, 03/01/14	2,603,250
2,900,000	Isle of Capri Casinos, Inc., 7.75%, 03/15/19	3,019,625
2,650,000	Isle of Capri Casinos, Inc., 8.88%, 06/15/20(f)	2,653,313
6,100,000	Jarden Corp., 7.50%, 05/01/17	6,893,000
1,000,000	Jarden Corp., 7.50%, 01/15/20	1,103,750
2,199,000	Jazz Technologies, Inc., 8.00%, 06/30/15	1,682,235
4,000,000	JMC Steel Group, 8.25%, 03/15/18(f)	4,010,000
3,000,000	Key Energy Services, Inc., 6.75%, 03/01/21	3,007,500
12,000,000	L-3 Communications Holdings, Inc., Cnv., 3.00%, 08/01/35(b)	11,865,000
5,000,000	Lam Research Corp., Cnv., 0.50%, 05/15/16	4,818,750
2,950,000	Lamar Media Corp., 6.63%, 08/15/15	2,986,875
1,040,000	Lamar Media Corp., 6.63%, 08/15/15	1,053,000

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$3,250,000	Lamar Media Corp., 7.88%, 04/15/18	$3,607,500
1,760,000	Lamar Media Corp., 5.88%, 02/01/22(f)	1,856,800
5,000,000	Lawson Software, Inc., 9.38%, 04/01/19(f)	5,350,000
14,165,000	Leap Wireless International, Inc., Cnv., 4.50%, 07/15/14	13,315,100
900,000	Level 3 Financing, Inc., 8.75%, 02/15/17	939,375
6,750,000	Level 3 Financing, Inc., 8.13%, 07/01/19	7,104,375
1,850,000	Level 3 Financing, Inc., 8.63%, 07/15/20	1,984,125
3,500,000	Levi Strauss & Co., 7.63%, 05/15/20	3,731,875
1,500,000	Levi Strauss & Co., 6.88%, 05/01/22	1,543,125
14,000,000	Liberty Media LLC, Cnv., 4.00%, 11/15/29	8,172,500
33,500,000	Liberty Media LLC, Cnv., 3.75%, 02/15/30	18,885,625
2,500,000	LifePoint Hospitals, Inc., Cnv., 3.50%, 05/15/14	2,631,250
8,000,000	Linear Technology Corp., Series A, Cnv., 3.00%, 05/01/27	8,360,000
2,100,000	LINN Energy LLC/LINN Energy Finance Corp., 6.50%, 05/15/19(f)	2,094,750
1,000,000	LINN Energy LLC/LINN Energy Finance Corp., 6.25%, 11/01/19(f)	990,000
3,900,000	LINN Energy LLC/LINN Energy Finance Corp., 7.75%, 02/01/21	4,114,500
16,500,000	Live Nation Entertainment, Inc., Cnv., 2.88%, 07/15/27	15,901,875
2,350,000	Ltd. Brands, Inc., 6.90%, 07/15/17	2,652,562
150,000	Ltd. Brands, Inc., 5.63%, 02/15/22	157,125
1,000,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/01/20	1,065,000
1,500,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	1,571,250
3,500,000	Mead Products LLC/ACCO Brands Corp., 6.75%, 04/30/20(f)	3,762,500

Principal Amount		Value

UNITED STATES (continued)
$1,650,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	$1,697,437
3,850,000	Mediacom LLC/Mediacom Capital Corp., 9.13%, 08/15/19	4,254,250
1,000,000	Mediacom LLC/Mediacom Capital Corp., 7.25%, 02/15/22	1,040,000
9,750,000	Mentor Graphics Corp., Cnv., 4.00%, 04/01/31	10,700,625
425,000	Meritor, Inc., 8.13%, 09/15/15	436,156
6,000,000	Meritor, Inc., Cnv., STEP, 4.63%, 03/01/26	5,220,000
12,000,000	Meritor, Inc., Cnv., STEP, 4.00%, 02/15/27	8,505,000
1,300,000	MGM Resorts International, 7.50%, 06/01/16	1,343,875
1,150,000	MGM Resorts International, 7.63%, 01/15/17	1,177,312
2,000,000	MGM Resorts International, 11.38%, 03/01/18	2,310,000
1,100,000	MGM Resorts International, 9.00%, 03/15/20	1,225,125
1,000,000	MGM Resorts International, 7.75%, 03/15/22	1,002,500
2,350,000	Michael Foods, Inc., 9.75%, 07/15/18	2,596,750
3,100,000	Michaels Stores, Inc., 11.38%, 11/01/16	3,282,156
1,000,000	Michaels Stores, Inc., 7.75%, 11/01/18	1,071,250
235,000	Michaels Stores, Inc., STEP, 13.00%, 11/01/16(b)	250,865
8,800,000	Morgans Hotel Group Co., Cnv., 2.38%, 10/15/14(b)	7,733,000
8,000,000	MPT Operating Partnership LP, REIT, Cnv., 9.25%, 04/01/13(b)(f)	8,830,720
3,250,000	MPT Operating Partnership LP/MPT Finance Corp., REIT, 6.88%, 05/01/21	3,453,125
3,600,000	MultiPlan, Inc., 9.88%, 09/01/18(f)	3,955,500
500,000	Mylan, Inc., 6.00%, 11/15/18(f)	538,750
10,000,000	Nash Finch Co., Cnv., STEP, 1.63%, 03/15/35(b)	4,662,500
9,000,000	Navistar International Corp., Cnv., 3.00%, 10/15/14	7,953,750
5,000,000	NBTY, Inc., 9.00%, 10/01/18	5,550,000
4,900,000	Needle Merger Sub Corp., 8.13%, 03/15/19(f)	4,918,375

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,000,000	Neiman Marcus Group, Inc. (The), 10.38%, 10/15/15	$1,035,010
4,000,000	Newpark Resources, Inc., Cnv., 4.00%, 10/01/17	4,020,000
150,000	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.88%, 04/15/17	159,000
750,000	Nextel Communications, Inc., Series C, 5.95%, 03/15/14	751,875
4,200,000	Nextel Communications, Inc., Series D, 7.38%, 08/01/15	4,231,500
336,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	337,260
1,500,000	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	1,687,500
2,000,000	NRG Energy, Inc., 7.38%, 01/15/17	2,075,000
3,100,000	NRG Energy, Inc., 8.25%, 09/01/20	3,340,250
2,500,000	NRG Energy, Inc., 7.88%, 05/15/21	2,656,250
4,000,000	Nuance Communications, Inc., Cnv., 2.75%, 11/01/31(f)	4,205,000
4,000,000	NuVasive, Inc., Cnv., 2.75%, 07/01/17	3,760,000
6,750,000	Nuveen Investments, Inc., 10.50%, 11/15/15	6,851,250
2,600,000	Oasis Petroleum, Inc., 7.25%, 02/01/19	2,704,000
1,150,000	Oasis Petroleum, Inc., 6.88%, 01/15/23	1,164,375
1,500,000	Oil States International, Inc., 6.50%, 06/01/19	1,578,750
1,935,000	Omega Healthcare Investors, Inc., 6.75%, 10/15/22	2,138,175
19,000,000	Owens-Brockway Glass Container, Inc., Cnv., 3.00%, 06/01/15(f)	18,287,500
1,500,000	PAETEC Holding Corp., 8.88%, 06/30/17	1,623,750
1,500,000	PAETEC Holding Corp., 9.88%, 12/01/18	1,691,250
4,800,000	Pantry, Inc. (The), 7.75%, 02/15/14	4,812,000
3,825,000	PC Merger Sub, Inc., 8.88%, 08/01/20(f)	3,958,875
1,000,000	Penn National Gaming, Inc., 8.75%, 08/15/19	1,106,250

Principal Amount		Value

UNITED STATES (continued)
$3,000,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 04/15/18	$3,045,000
3,000,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 06/01/20(f)	3,030,000
6,250,000	Penske Automotive Group, Inc., 7.75%, 12/15/16	6,468,750
2,250,000	Pinnacle Entertainment, Inc., 8.63%, 08/01/17	2,452,500
3,085,000	Pinnacle Entertainment, Inc., 8.75%, 05/15/20	3,354,937
1,000,000	Pinnacle Entertainment, Inc., 7.75%, 04/01/22	1,070,000
3,525,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 04/01/15	3,604,313
4,975,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 8.25%, 09/01/17	5,317,031
3,950,000	Plains Exploration & Production Co., 7.63%, 06/01/18	4,226,500
1,250,000	Plains Exploration & Production Co., 6.13%, 06/15/19	1,293,750
1,300,000	Plains Exploration & Production Co., 7.63%, 04/01/20	1,413,750
1,500,000	Plains Exploration & Production Co., 6.75%, 02/01/22	1,605,000
1,000,000	PolyOne Corp., 7.38%, 09/15/20	1,092,500
1,450,000	Prestige Brands, Inc., 8.25%, 04/01/18	1,593,187
750,000	Prestige Brands, Inc., 8.13%, 02/01/20(f)	829,688
1,000,000	Qwest Capital Funding, Inc., 6.50%, 11/15/18(b)	1,077,311
1,000,000	Qwest Communications International, Inc., 8.00%, 10/01/15	1,051,250
350,000	Qwest Communications International, Inc., 7.13%, 04/01/18	372,312
550,000	Qwest Corp., 6.75%, 12/01/21	641,551
1,750,000	RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18	1,929,375
4,000,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21	4,260,000
1,250,000	Rent-A-Center, Inc., 6.63%, 11/15/20	1,348,437

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$2,850,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 7.75%, 10/15/16	$2,992,500
5,850,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 8.50%, 05/15/18	5,893,875
500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.00%, 04/15/19	508,750
2,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.88%, 08/15/19(f)	2,120,000
2,800,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 8.25%, 02/15/21	2,751,000
6,000,000	Rovi Corp., Cnv., 2.63%, 02/15/40	5,760,000
1,250,000	RR Donnelley & Sons Co., 7.25%, 05/15/18	1,237,500
2,000,000	RR Donnelley & Sons Co., 7.63%, 06/15/20	1,965,000
2,500,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%, 02/01/21	2,712,500
2,000,000	Salix Pharmaceuticals, Inc., Cnv,(f) 1.50%, 03/15/19	2,022,500
1,500,000	Sally Holdings LLC/Sally Capital, Inc., 6.88%, 11/15/19	1,674,375
2,000,000	Sally Holdings LLC/Sally Capital, Inc., 5.75%, 06/01/22	2,137,500
3,000,000	SanDisk Corp., Cnv., 1.50%, 08/15/17	3,333,750
1,950,000	Sanmina-SCI Corp., 7.00%, 05/15/19(f)	1,940,250
31,785,000	Savient Pharmaceuticals, Inc., STEP, 3.00%, 05/09/19(b)(d)(f)	18,276,375
1,750,000	SBA Telecommunications, Inc., 5.75%, 07/15/20(f)	1,841,875
650,000	Scientific Games International, Inc., 7.88%, 06/15/16(f)	676,000
2,100,000	Scientific Games International, Inc., 9.25%, 06/15/19	2,315,250
500,000	SEACOR Holdings, Inc., 7.38%, 10/01/19	548,641

Principal Amount		Value

UNITED STATES (continued)
$3,150,000	Sealed Air Corp., 8.38%, 09/15/21(f)	$3,591,000
250,000	Sequa Corp., 11.75%, 12/01/15(f)	262,812
2,984,000	ServiceMaster Co. (The), 10.75%, 07/15/15(e)(f)	3,073,550
4,250,000	SESI LLC, 7.13%, 12/15/21(f)	4,706,875
12,000,000	ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(f)(h)	5,400,000
750,000	Sirius XM Radio, Inc., 8.75%, 04/01/15(f)	851,250
1,000,000	Spectrum Brands, Inc., 9.50%, 06/15/18	1,142,500
2,000,000	Spectrum Brands, Inc., 6.75%, 03/15/20(f)	2,090,000
1,250,000	Speedway Motorsports, Inc., 8.75%, 06/01/16	1,356,250
3,000,000	Sprint Nextel Corp., 7.00%, 03/01/20(f)	3,270,000
675,000	Stater Brothers Holdings, Inc., 7.38%, 11/15/18	727,312
18,700,000	Stewart Enterprises, Inc., Cnv., 3.13%, 07/15/14	18,676,625
7,750,000	SunGard Data Systems, Inc., 10.25%, 08/15/15	7,934,063
250,000	SunGard Data Systems, Inc., 7.38%, 11/15/18	265,625
3,000,000	SunGard Data Systems, Inc., 7.63%, 11/15/20	3,221,250
4,000,000	SuperValu, Inc., 8.00%, 05/01/16	3,445,000
8,000,000	TeleCommunication Systems, Inc., Cnv., 4.50%, 11/01/14(b)(f)	6,520,000
600,000	Tenet Healthcare Corp., 9.25%, 02/01/15	670,500
4,000,000	Tenet Healthcare Corp., 6.25%, 11/01/18	4,315,000
4,650,000	Tenet Healthcare Corp., 8.00%, 08/01/20	4,882,500
3,250,000	Terex Corp., 8.00%, 11/15/17	3,420,625
6,391,000	THQ, Inc., Cnv., 5.00%, 08/15/14	3,682,814
11,575,000	Tower Group, Inc., Cnv., 5.00%, 09/15/14(b)	12,009,063
2,000,000	Toys R US - Delaware, Inc., 7.38%, 09/01/16(f)	2,002,500
600,000	Toys R US Property Co. I LLC, 10.75%, 07/15/17	663,000
2,250,000	Toys R US Property Co. II LLC, 8.50%, 12/01/17	2,430,000

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount			Value

UNITED STATES (continued)
$1,150,000		Toys R US, Inc., 7.88%, 04/15/13	$1,198,886
1,400,000		TransDigm, Inc., 7.75%, 12/15/18	1,561,000
5,000,000		TransUnion Holding Co., Inc., 9.63%, 06/15/18(f)(j)	5,400,000
2,000,000		TransUnion LLC/TransUnion Financing Corp., 11.38%, 06/15/18	2,357,500
1,025,000		Trinity Industries, Inc., Cnv., 3.88%, 06/01/36	1,039,094
2,000,000		TRW Automotive, Inc., 7.25%, 03/15/17(f)	2,267,500
1,500,000		TW Telecom Holdings, Inc., 8.00%, 03/01/18	1,676,250
1,500,000		Unit Corp., 6.63%, 05/15/21	1,488,750
1,000,000		Unit Corp., 6.63%, 05/15/21(f)	992,500
750,000		United Rentals North America, Inc., 9.25%, 12/15/19	840,000
12,000,000		United States Steel Corp., Cnv., 4.00%, 05/15/14	12,300,000
3,000,000		Universal Health Services, Inc., 7.00%, 10/01/18	3,240,000
4,250,000		Universal Hospital Services, Inc., 8.50%, 06/01/15(e)(j)	4,358,375
2,800,000		Universal Hospital Services, Inc., 7.63%, 08/15/20(f)	2,856,000
1,500,000		UR Financing Escrow Corp., 7.38%, 05/15/20(f)	1,586,250
5,750,000		UR Financing Escrow Corp., 7.63%, 04/15/22(f)	6,116,562
3,000,000		US Foodservice, 8.50%, 06/30/19(f)	3,075,000
300,000		Valeant Pharmaceuticals International, 6.50%, 07/15/16(f)	318,000
6,000,000		Valeant Pharmaceuticals International, 6.75%, 10/01/17(f)	6,390,000
3,225,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 02/01/18	3,370,125
1,000,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 02/01/19	1,040,000
25,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 02/01/19(f)	26,000
40,000		Vanguard Health Systems, Inc., 9.30%, 02/01/16(i)	27,200
2,375,000		Viasat, Inc., 6.88%, 06/15/20(f)	2,452,187

Principal Amount			Value

UNITED STATES (continued)
$2,600,000		WebMD Health Corp., Cnv., 2.25%, 03/31/16	$2,366,000
6,000,000		WebMD Health Corp., Cnv., 2.50%, 01/31/18	4,867,500
4,875,000		West Corp., 11.00%, 10/15/16	5,143,125
1,650,000		West Corp., 8.63%, 10/01/18	1,804,687
4,975,000		West Corp., 7.88%, 01/15/19	5,304,594
1,200,000		Windstream Corp., 7.88%, 11/01/17	1,318,500
1,000,000		Windstream Corp., 8.13%, 09/01/18	1,067,500
2,050,000		Windstream Corp., 7.00%, 03/15/19	2,085,875
5,250,000		Windstream Corp., 7.75%, 10/15/20	5,591,250
1,000,000		Windstream Corp., 7.50%, 06/01/22	1,045,000
1,000,000		WPX Energy, Inc., 6.00%, 01/15/22	1,020,000
7,750,000		XM Satellite Radio, Inc., 7.63%, 11/01/18(f)	8,408,750
120,000		Yankee Candle Co., Inc., Series B, 8.50%, 02/15/15	121,950
2,000,000		Zayo Group LLC/Zayo Capital, Inc., 8.13%, 01/01/20(f)	2,115,000

			1,333,369,545

Total Corporate Bonds (Cost $1,492,880,246)			1,504,803,003

GOVERNMENT BONDS — 11.1%

ARGENTINA — 0.0%
21,758,000		Republic of Argentina, 0.10%, 08/03/12(e)	2,719,750

AUSTRALIA — 0.6%
3,205,000	(g)	Australia Treasury Bill, 3.45%, 09/07/12(i)	3,356,061
6,380,000	(g)	Australia Treasury Bill, 3.34%, 10/26/12(i)	6,652,212
7,390,000	(g)	New South Wales Treasury Corp., 5.50%, 08/01/13	7,934,017
685,000	(g)	Queensland Treasury Corp., 6.00%, 08/14/13	739,983
5,190,000	(g)	Queensland Treasury Corp., 6.00%, 08/21/13	5,605,279
6,823,000	(g)	Western Australia Treasury Corp., 8.00%, 06/15/13	7,457,927

			31,745,479

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount			Value

BRAZIL — 0.3%
$9,490,000	(g)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	$10,900,806
2,400,000	(g)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	3,204,958
3,900,000	(g)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	1,981,623

			16,087,387

HUNGARY — 0.6%
67,600,000	(g)	Hungary Government Bond, 6.75%, 02/12/13	294,192
54,500,000	(g)	Hungary Government Bond, 7.50%, 10/24/13	238,851
133,100,000	(g)	Hungary Government Bond, 5.50%, 02/12/14	567,502
382,200,000	(g)	Hungary Government Bond, 6.75%, 08/22/14	1,659,796
61,000,000	(g)	Hungary Government Bond, 8.00%, 02/12/15	270,649
96,000,000	(g)	Hungary Government Bond, 5.50%, 02/12/16	396,482
85,800,000	(g)	Hungary Government Bond, 6.75%, 02/24/17	364,831
312,000,000	(g)	Hungary Government Bond, 6.75%, 11/24/17	1,320,865
84,800,000	(g)	Hungary Government Bond, 6.50%, 06/24/19	353,411
6,200,000	(g)	Hungary Government Bond, 7.50%, 11/12/20	27,101
54,700,000	(g)	Hungary Government Bond, 7.00%, 06/24/22	231,861
520,000	(g)	Hungary Government International Bond, 4.38%, 07/04/17	574,486
1,705,000	(g)	Hungary Government International Bond, 5.75%, 06/11/18	1,966,517
5,100,000	(g)	Hungary Government International Bond, 6.00%, 01/11/19	5,880,368
2,920,000		Hungary Government International Bond, 6.25%, 01/29/20	2,985,700
10,537,000	(g)	Hungary Government International Bond, 3.88%, 02/24/20	10,598,712
3,930,000		Hungary Government International Bond, 6.38%, 03/29/21	4,008,600
110,200,000	(g)	Hungary Treasury Bills, 5.70%, 08/22/12(i)	479,485

			32,219,409

Principal Amount			Value

ICELAND — 0.0%
$1,830,000		Iceland Government International Bond, 5.88%, 05/11/22(f)	$1,867,566

INDONESIA — 0.7%
23,560,000,000	(g)	Indonesia Treasury Bond, 9.00%, 09/15/13	2,592,989
3,590,000,000	(g)	Indonesia Treasury Bond, 9.00%, 09/15/18	443,905
33,800,000,000	(g)	Indonesia Treasury Bond, 12.80%, 06/15/21	5,304,100
33,160,000,000	(g)	Indonesia Treasury Bond, 12.90%, 06/15/22	5,305,905
1,590,000,000	(g)	Indonesia Treasury Bond, 10.25%, 07/15/22	221,318
137,380,000,000	(g)	Indonesia Treasury Bond, 9.50%, 07/15/23	18,526,401
25,525,000,000	(g)	Indonesia Treasury Bond, 10.00%, 02/15/28	3,631,047

			36,025,665

IRELAND — 0.9%
529,000	(g)	Ireland Government Bond, 4.60%, 04/18/16	641,473
7,620,000	(g)	Ireland Government Bond, 5.50%, 10/18/17	9,296,936
542,000	(g)	Ireland Government Bond, 4.50%, 10/18/18	620,038
820,000	(g)	Ireland Government Bond, 4.40%, 06/18/19	917,766
1,874,000	(g)	Ireland Government Bond, 5.90%, 10/18/19	2,269,374
3,050,000	(g)	Ireland Government Bond, 4.50%, 04/18/20	3,386,095
14,880,000	(g)	Ireland Government Bond, 5.00%, 10/18/20	17,088,364
12,933,000	(g)	Ireland Government Bond, 5.40%, 03/13/25	14,846,678

			49,066,724

ISRAEL — 0.3%
29,256,000	(g)	Israel Government Bond, 5.00%, 03/31/13	7,616,291
25,646,000	(g)	Israel Government Bond, 3.50%, 09/30/13	6,749,235

			14,365,526

LITHUANIA — 0.2%
3,580,000		Lithuania Government International Bond, 6.75%, 01/15/15(f)	3,902,200
2,890,000		Lithuania Government International Bond, 7.38%, 02/11/20(f)	3,533,025

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount			Value

LITHUANIA (continued)
$2,460,000		Lithuania Government International Bond, 6.13%, 03/09/21(f)	$2,813,748

			10,248,973

MALAYSIA — 1.6%
1,010,000	(g)	Bank Negara Malaysia Monetary Notes, 3.02%, 08/07/12(i)	322,627
970,000	(g)	Bank Negara Malaysia Monetary Notes, 3.01%, 08/07/12(i)	309,849
565,000	(g)	Bank Negara Malaysia Monetary Notes, 2.91%, 08/09/12(i)	180,420
10,000	(g)	Bank Negara Malaysia Monetary Notes, 3.04%, 08/23/12(i)	3,190
10,000	(g)	Bank Negara Malaysia Monetary Notes, 3.08%, 09/25/12(i)	3,181
105,000	(g)	Bank Negara Malaysia Monetary Notes, 3.09%, 09/27/12(i)	33,400
35,000	(g)	Bank Negara Malaysia Monetary Notes, 3.00%, 10/09/12(i)	11,122
30,000	(g)	Bank Negara Malaysia Monetary Notes, 3.00%, 10/16/12(i)	9,527
30,000	(g)	Bank Negara Malaysia Monetary Notes, 3.00%, 10/23/12(i)	9,522
265,000	(g)	Bank Negara Malaysia Monetary Notes, 2.83%, 10/25/12(i)	84,095
530,000	(g)	Bank Negara Malaysia Monetary Notes, 2.84%, 11/01/12(i)	168,105
185,000	(g)	Bank Negara Malaysia Monetary Notes, 3.05%, 11/22/12(i)	58,574
1,280,000	(g)	Bank Negara Malaysia Monetary Notes, 3.00%, 12/04/12(i)	404,861
235,000	(g)	Bank Negara Malaysia Monetary Notes, 3.03%, 12/11/12(i)	74,286
56,543,000	(g)	Bank Negara Malaysia Monetary Notes, 2.86%, 12/20/12(i)	17,860,433
3,912,000	(g)	Bank Negara Malaysia Monetary Notes, 2.85%, 01/10/13(i)	1,233,631

Principal Amount			Value

MALAYSIA (continued)
$3,860,000	(g)	Bank Negara Malaysia Monetary Notes, 2.90%, 01/15/13(i)	$1,216,725
3,440,000	(g)	Bank Negara Malaysia Monetary Notes, 2.82%, 01/17/13(i)	1,084,153
170,000	(g)	Bank Negara Malaysia Monetary Notes, 2.84%, 02/19/13(i)	53,435
100,000	(g)	Bank Negara Malaysia Monetary Notes, 2.85%, 02/26/13(i)	31,414
6,560,000	(g)	Bank Negara Malaysia Monetary Notes, 2.88%, 05/02/13(i)	2,050,696
4,610,000	(g)	Bank Negara Malaysia Monetary Notes, 2.85%, 05/23/13(i)	1,438,990
8,020,000	(g)	Bank Negara Malaysia Monetary Notes, 2.85%, 06/11/13(i)	2,500,039
11,875,000	(g)	Bank Negara Malaysia Monetary Notes, 2.92%, 06/18/13(i)	3,699,684
9,880,000	(g)	Bank Negara Malaysia Monetary Notes, 2.87%, 06/20/13(i)	3,077,651
605,000	(g)	Bank Negara Malaysia Monetary Notes, 2.86%, 07/11/13(i)	188,028
3,605,000	(g)	Malaysia Government Bond, 2.51%, 08/27/12	1,151,510
11,791,000	(g)	Malaysia Government Bond, 3.70%, 02/25/13	3,782,351
945,000	(g)	Malaysia Government Bond, 3.70%, 05/15/13	303,588
66,785,000	(g)	Malaysia Government Bond, 3.21%, 05/31/13	21,376,343
42,660,000	(g)	Malaysia Government Bond, 3.46%, 07/31/13	13,692,858
10,000	(g)	Malaysia Government Bond, 8.00%, 10/30/13	3,389
3,040,000	(g)	Malaysia Government Bond, 5.09%, 04/30/14	1,005,366
13,820,000	(g)	Malaysia Government Bond, 3.81%, 02/15/17	4,537,606
530,000	(g)	Malaysia Treasury Bill, 2.90%, 01/25/13(i)	166,924
590,000	(g)	Malaysia Treasury Bill, 2.85%, 03/22/13(i)	184,972
490,000	(g)	Malaysia Treasury Bill, 2.88%, 05/03/13(i)	153,166
260,000	(g)	Malaysia Treasury Bill, 2.86%, 05/31/13(i)	81,113

			82,546,824

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount			Value

MEXICO — 0.9%
$36,430,000	(g)	Mexican Bonos, 9.00%, 12/20/12	$2,784,067
195,911,000	(g)	Mexican Bonos, 9.00%, 06/20/13	15,284,461
264,350,000	(g)	Mexican Bonos, 8.00%, 12/19/13	20,769,837
20,000,000	(g)	Mexican Bonos, 8.00%, 12/17/15	1,654,338
36,000,000	(g)	Mexican Bonos, 7.25%, 12/15/16	2,959,626
23,900,000	(g)	Mexican Bonos, 7.75%, 12/14/17	2,037,777
1,059,200	(g)	Mexican Udibonos, 4.50%, 12/18/14	416,403
2,720,000	(g)	Mexican Udibonos, 5.00%, 06/16/16	1,143,100
2,712,000	(g)	Mexican Udibonos, 3.50%, 12/14/17	1,121,445
1,851,000	(g)	Mexican Udibonos, 4.00%, 06/13/19	800,665
1,465,000	(g)	Mexican Udibonos, 2.50%, 12/10/20	584,629

			49,556,348

NORWAY — 0.1%
18,560,000	(g)	Norway Treasury Bill, 1.50%, 03/20/13(i)	3,050,866

PHILIPPINES — 0.2%
312,450,000	(g)	Philippine Government Bond, 9.13%, 09/04/16	8,826,501

POLAND — 1.1%
9,598,000	(g)	Poland Government Bond, 4.63%, 10/25/12(i)	2,843,618
16,773,000	(g)	Poland Government Bond, 4.79%, 01/25/13(i)	4,921,673
16,445,000	(g)	Poland Government Bond, 5.25%, 04/25/13	4,952,427
14,329,000	(g)	Poland Government Bond, 4.58%, 07/25/13(i)	4,117,467
23,110,000	(g)	Poland Government Bond, 5.00%, 10/24/13	6,975,507
7,565,000	(g)	Poland Government Bond, 4.54%, 01/25/14(i)	2,129,662
49,780,000	(g)	Poland Government Bond, 5.75%, 04/25/14	15,265,459
2,640,000	(g)	Poland Government Bond, 5.50%, 04/25/15	815,742
29,495,000	(g)	Poland Government Bond, 6.25%, 10/24/15	9,351,244
24,800,000	(g)	Poland Government Bond, 5.75%, 09/23/22	7,913,196

			59,285,995

Principal Amount			Value

RUSSIA — 0.2%
$9,229,325		Russian Foreign Bond - Eurobond, STEP, 7.50%, 03/31/30(f)	$11,456,361

SINGAPORE — 0.2%
11,150,000	(g)	Singapore Government Bond, 2.25%, 07/01/13	9,128,592
2,300,000	(g)	Singapore Government Bond, 0.25%, 02/01/14	1,849,271

			10,977,863

SOUTH KOREA — 1.9%
105,000		Export-Import Bank of Korea, 5.25%, 02/10/14(f)	110,374
105,000		Export-Import Bank of Korea, 5.13%, 03/16/15	113,698
105,000	(l)	Export-Import Bank of Korea, 4.63%, 02/20/17	137,396
1,800,000,000	(g)	KDICB Redemption Fund Bond, 5.57%, 09/14/12	1,596,945
780,540,000	(g)	Korea Monetary Stabilization Bond, 3.26%, 12/18/12(i)	691,374
312,210,000	(g)	Korea Monetary Stabilization Bond, 3.83%, 04/02/13	277,981
3,122,000,000	(g)	Korea Monetary Stabilization Bond, 3.38%, 05/09/13	2,772,982
499,540,000	(g)	Korea Monetary Stabilization Bond, 3.76%, 06/02/13	445,261
2,141,060,000	(g)	Korea Monetary Stabilization Bond, 3.28%, 06/09/13	1,900,979
3,194,650,000	(g)	Korea Monetary Stabilization Bond, 3.90%, 08/02/13	2,851,842
874,200,000	(g)	Korea Monetary Stabilization Bond, 3.59%, 10/02/13	779,880
1,498,640,000	(g)	Korea Monetary Stabilization Bond, 3.48%, 12/02/13	1,336,648
2,060,630,000	(g)	Korea Monetary Stabilization Bond, 3.47%, 02/02/14	1,838,927
3,028,500,000	(g)	Korea Monetary Stabilization Bond, 3.59%, 04/02/14	2,710,378
3,590,530,000	(g)	Korea Monetary Stabilization Bond, 3.28%, 06/02/14	3,216,432
4,250,000,000	(g)	Korea Treasury Bond, 5.25%, 09/10/12	3,768,200

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount			Value

SOUTH KOREA (continued)
$18,199,000,000	(g)	Korea Treasury Bond,4.25%, 12/10/12	$16,176,309
6,583,440,000	(g)	Korea Treasury Bond, 5.25%, 03/10/13	5,906,705
29,842,820,000	(g)	Korea Treasury Bond, 3.75%, 06/10/13	26,599,590
30,216,450,000	(g)	Korea Treasury Bond, 3.00%, 12/10/13	26,783,460
250,000		Republic of Korea, 5.63%, 11/03/25	310,746

			100,326,107

SRI LANKA — 0.1%
13,560,000	(g)	Sri Lanka Government Bonds, Series A, 6.50%, 07/15/15	85,162
264,000,000	(g)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	1,862,017
385,000,000	(g)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	2,709,656

			4,656,835

SWEDEN — 0.7%
9,130,000	(g)	Kommuninvest I Sverige, 1.75%, 10/08/12	1,342,964
88,000,000	(g)	Sweden Government Bond, 5.50%, 10/08/12	13,039,577
141,725,000	(g)	Sweden Government Bond, 1.50%, 08/30/13	20,944,119

			35,326,660

UKRAINE — 0.4%
200,000		Financing of Infrastrucural Projects State Enterprise, 7.40%, 04/20/18(f)	160,082
100,000		Ukraine Government International Bond, 7.65%, 06/11/13(f)	99,500
100,000	(g)	Ukraine Government International Bond, 4.95%, 10/13/15(f)	108,276
200,000		Ukraine Government International Bond, 6.25%, 06/17/16(f)	181,000
6,550,000		Ukraine Government International Bond, 7.75%, 09/23/20(f)	5,911,375
14,270,000		Ukraine Government International Bond, 7.95%, 02/23/21(f)	13,288,938

			19,749,171

Principal Amount			Value

VENEZUELA — 0.0%
$2,080,000		Venezuela Government International Bond, 10.75%, 09/19/13	$2,147,600

VIETNAM — 0.1%
1,625,000		Vietnam Government International Bond, 6.88%, 01/15/16(f)	1,759,063
2,490,000		Vietnam Government International Bond, 6.75%, 01/29/20(f)	2,714,100

			4,473,163

Total Government Bonds (Cost $579,024,596)			586,726,773

ASSET-BACKED SECURITIES — 1.6%

UNITED STATES — 1.6%
5,260,020		Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.60%, 03/25/36(e)	1,437,848
5,260,020		Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.60%, 03/25/36(e)	1,437,848
28,601,292		Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.45%, 10/25/36(e)	10,197,075
12,179,175		Bear Stearns Asset-Backed Securities Trust, Series 2007-AC4, Class A1, 0.55%, 02/25/37(e)	4,855,567
5,972,354		Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(e)	4,855,181
18,919,762		Countrywide Asset-Backed Certificates, Series 2005-IM3, Class A3, 0.50%, 03/25/36(e)	9,516,850
3,752,966		Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.41%, 09/25/46(e)	1,990,206
5,501,829		Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.40%, 04/25/46(e)	4,187,919
6,000,000		GSAA Trust, Series 2005-11, Class 3A5, 0.62%, 10/25/35(e)	3,338,014
1,190,642		GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(e)	781,146
36,390,000		Indymac Residential Asset Backed Trust, Series 2007-B, Class 2A3, 0.45%, 07/25/37(e)	13,983,935
2,145,000		Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.49%, 06/25/36(e)	859,618
3,390,401		Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(e)	3,262,910

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$5,000,000	Renaissance Home Equity Loan Trust, Series 2007-3, Class AF3, STEP, 7.24%, 09/25/37	$2,100,255
12,827,184	Residential Asset Mortgage Products, Inc., Series 2006-RS4, Class A3, 0.42%, 07/25/36(e)	10,618,259
8,695,096	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2C, 0.54%, 12/25/35(e)	5,213,697
4,946,465	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.46%, 06/25/37(e)	1,975,525
9,108,000	Soundview Home Equity Loan Trust, Series 2007-OPT2, Class 2A2, 0.38%, 07/25/37(e)	5,188,059

Total Asset-Backed Securities (Cost $88,975,117)		85,799,912

NON-AGENCY MORTGAGE-BACKED SECURITIES — 11.1%

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.4%
180,213	Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A2, 5.13%, 01/25/36(e)	179,619
4,866,008	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.93%, 07/25/35(e)	4,081,105
1,166,472	Adjustable Rate Mortgage Trust, Series 2006-1, Class 3A3, 5.43%, 03/25/36(e)	746,742
185,198	Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 0.40%, 03/25/37(e)	78,441
7,041,657	American Home Mortgage Assets, Series 2005-1, Class 2A21, 2.69%, 11/25/35(e)	4,090,786
6,660,201	American Home Mortgage Assets, Series 2005-1, Class 3A11, 0.52%, 11/25/35(e)	4,176,813
5,232,929	American Home Mortgage Investment Trust, Series 2005-4, Class 5A, 2.48%, 11/25/45(e)	3,781,033
3,150,802	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.48%, 12/25/35(e)	2,125,000
28,173,431	American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.44%, 05/25/47(e)	15,849,105
5,098,050	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	4,066,760
1,711,830	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.05%, 09/20/35(e)	1,507,529

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$8,096,722	Banc of America Funding Corp., Series 2005-H, Class 2A1, 2.75%, 11/20/35(e)	$5,330,013
2,463,843	Banc of America Funding Corp., Series 2006-A, Class 3A2, 3.01%, 02/20/36(e)	1,339,281
2,875,874	Banc of America Funding Corp., Series 2006-E, Class 2A1, 3.10%, 06/20/36(e)	1,940,174
4,070,289	Banc of America Funding Corp., Series 2006-F, Class 1A1, 2.61%, 07/20/36(e)	3,363,645
2,208,794	Banc of America Funding Corp., Series 2007-7, Class 1A1, 6.00%, 08/25/37	1,815,554
13,719,849	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.41%, 02/20/47(e)	9,838,619
3,475,000	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 2.75%, 10/25/35(e)	2,683,390
3,426,959	Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1, 2.88%, 12/25/35(e)	2,567,460
15,068,263	BCAP LLC Trust, Series 2007-AA2, Class 12A1, 0.46%, 05/25/47(e)	7,609,896
6,794,154	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 5.54%, 03/27/47(e)(f)	5,960,056
3,043,366	BCAP LLC Trust, Series 2011-RR2, Class 1A1, 3.13%, 07/25/36(e)(f)	2,613,621
4,989,226	BCAP LLC Trust, Series 2011-RR9, Class 7A1, 2.45%, 04/26/37(e)(f)	4,655,402
6,173,914	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 5.48%, 02/25/36(e)	3,520,931
3,081,695	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.25%, 08/25/35(e)	2,467,595
4,263,395	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.52%, 02/25/36(e)	3,664,401
2,098,486	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.12%, 05/25/47(e)	1,382,244
12,424,929	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 5.59%, 05/25/37(e)	9,190,104
6,746,728	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 5.27%, 11/25/35(e)	4,431,392
22,665,830	Bear Stearns Alt-A Trust, Series 2007-1, Class 21A1, 2.89%, 01/25/47(e)	12,512,073

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,059,393	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.73%, 05/25/35(e)	$910,298
2,571,540	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A1A, 5.82%, 06/25/36(e)	2,063,986
1,502,194	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.62%, 06/25/36(e)	1,340,981
6,204,805	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR9, Class 2A, 5.77%, 11/25/36(e)	4,296,766
4,777,320	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(f)	3,009,007
5,989,710	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A3, 5.75%, 04/25/47(f)	4,251,246
1,106,816	Citimortgage Alternative Loan Trust, Series 2007-A3, Class 1A7, 5.75%, 03/25/37	793,904
1,373,498	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	1,131,088
111,263	Countrywide Alternative Loan Trust, Series 2005-20CB, Class 3A3, 5.50%, 07/25/35	110,956
3,340,919	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.55%, 08/25/35(e)	2,062,330
5,627,946	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.56%, 08/25/35(e)	2,916,717
9,268,253	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A20, 5.50%, 10/25/35	7,624,032
2,404,310	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	1,844,106
343,481	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.15%, 12/25/35(e)	216,474
8,202,742	Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A8, 0.70%, 04/25/35(e)	5,667,600
3,469,913	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	2,606,771
9,571,050	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.60%, 05/25/36(e)	4,149,754
11,347,821	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	6,639,548

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,296,348	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.60%, 06/25/36(e)	$2,447,032
4,296,348	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.90%, 06/25/36(e)	1,058,928
4,507,737	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	3,157,477
1,796,804	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	1,296,922
4,460,725	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.65%, 03/25/36(e)	2,043,347
4,786,764	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	3,223,204
3,469,067	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	2,416,240
6,446,486	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A12, 5.75%, 02/25/37	4,491,425
767,216	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	577,731
2,176,664	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.65%, 05/25/36(e)	1,232,617
4,047,302	Countrywide Alternative Loan Trust, Series 2006-HY12, Class A4, 0.63%, 08/25/36(e)	3,583,934
10,967,331	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.62%, 11/20/36(e)	5,021,458
3,093,444	Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1, 0.43%, 02/20/47(e)	1,564,914
11,196,808	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.44%, 03/20/47(e)	5,939,293
3,081,652	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.43%, 11/25/36(e)	1,550,826
1,793,483	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	1,316,341
10,496,113	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 5.54%, 03/25/47(e)	7,261,016
1,662,318	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35	1,522,055

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,314,462	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-17, Class A6, 6.00%, 12/25/36	$4,314,115
1,497,762	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-15, Class 1A29, 6.25%, 09/25/37	1,373,900
785,905	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-15, Class A1, 5.50%, 08/25/35	760,618
1,333,037	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-21, Class 2A2, 5.50%, 10/25/35	1,234,814
2,760,326	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	2,475,691
1,137,355	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-1, Class A2, 6.00%, 03/25/36	964,430
6,997,136	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-18, Class 2A7, 6.00%, 12/25/36	5,890,025
1,628,622	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	1,357,469
1,633,024	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J4, Class A9, 6.25%, 09/25/36	1,235,153
777,516	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.45%, 04/25/46(e)	479,006
2,241,909	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J3, Class A1, 0.75%, 07/25/37(e)	1,278,055
1,771,127	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	1,527,796
6,170,005	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	5,513,034
9,396,501	Credit Suisse Mortgage Capital Certificates, Series 2007-3, Class 2A10, 6.00%, 04/25/37	7,962,049
1,301,651	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 3.08%, 01/27/36(e)(f)	1,196,175

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,636,214	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.62%, 07/25/36(e)(f)	$3,452,892
5,052,148	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 5A1, 5.11%, 05/27/36(e)(f)	4,873,851
4,257,524	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 6A1, 2.93%, 05/27/36(e)(f)	4,116,782
1,502,726	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 1A1, 3.05%, 07/25/36(e)(f)	1,454,013
3,880,597	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 2.88%, 08/25/46(e)(f)	3,400,500
2,815,180	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 3A1, 5.66%, 09/20/37(e)(f)	2,912,156
4,916,638	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 5A1, 3.00%, 09/28/36(e)(f)	4,590,276
4,863,054	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 6A1, 3.00%, 08/28/36(e)(f)	4,568,830
2,418,932	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-3, Class 4A4, 5.25%, 06/25/35	2,261,959
6,898,795	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2007-1, Class 1A3B, 0.39%, 08/25/37(e)	4,725,675
4,830,273	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2007-QA4, Class 1A1A, 0.44%, 08/25/47(e)	3,133,542
2,432,468	First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1, 2.60%, 09/25/35(e)	1,731,439
4,841,324	First Horizon Alternative Mortgage Securities, Series 2006-AA6, Class 2A1, 2.51%, 11/25/36(e)	2,539,964
8,435,011	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A9, 6.00%, 07/25/36	6,633,566
4,000,000	FREMF Mortgage Trust, Series 2012-K708, Class C, 3.76%, 02/25/45(e)(f)	3,541,677
5,000,000	FREMF Mortgage Trust, Series 2012-K709, Class C, 3.74%, 04/01/45(e)(f)	4,254,664
1,852,826	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.07%, 11/19/35(e)	1,390,904

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,829,779	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 5.24%, 11/19/35(e)	$3,605,679
4,096,002	GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1, 5.26%, 04/19/36(e)	3,330,129
5,466,164	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.41%, 02/25/37(e)	2,407,374
4,454,086	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.60%, 01/25/35(e)(f)	3,544,841
2,116,702	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.76%, 01/25/35(e)	1,910,938
3,372,534	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.04%, 05/25/35(e)	2,606,992
2,910,129	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.94%, 10/25/35(e)	2,718,753
2,029,965	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	1,721,344
2,809,810	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	2,685,183
3,509,076	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 4.97%, 01/25/36(e)	2,904,005
4,462,884	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	4,043,873
3,185,244	Homebanc Mortgage Trust, Series 2005-1, Class A1, 0.50%, 03/25/35(e)	2,168,531
6,712,865	Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.52%, 10/25/35(e)	5,052,473
3,021,059	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.59%, 04/25/37(e)	1,743,219
4,235,193	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.43%, 12/25/36(e)	2,775,639
3,086,754	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.80%, 04/25/47(e)	2,020,402
3,300,579	Indymac INDA Mortgage Loan Trust, Series 2006-AR2, Class 4A1, 5.51%, 09/25/36(e)	2,338,559
50,901	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 5.54%, 11/25/37(e)	39,058

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,979,737	Indymac Index Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 2.88%, 06/25/36(e)	$2,843,745
6,802,663	Indymac Index Mortgage Loan Trust, Series 2006-AR3, Class 3A1A, 4.90%, 04/25/36(e)	4,196,169
6,648,450	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 3.12%, 01/25/37(e)	3,654,505
14,244,755	Indymac Index Mortgage Loan Trust, Series 2007-FLX3, Class A1, 0.49%, 06/25/37(e)	9,728,346
9,522,159	JP Morgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 0.40%, 03/25/37(e)	4,972,622
4,014,400	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.31%, 03/25/37(e)	2,812,925
1,387,779	JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, 2.93%, 04/25/35(e)	1,279,320
10,947,006	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.95%, 10/25/37(e)	6,452,792
1,937,471	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	1,804,873
2,837,406	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.61%, 07/25/35(e)	2,035,735
3,165,159	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	2,629,392
2,774,430	Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A1, 1.15%, 02/25/36(e)	1,919,425
9,175,192	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(f)	8,190,206
3,763,568	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(f)	3,406,010
7,216,354	Residential Accredit Loans, Inc., Series 2006-QO6, Class A2, 0.48%, 06/25/46(e)	2,692,027
6,458,387	Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A4, 6.00%, 09/25/36	4,387,720
3,030,885	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	2,151,338
2,584,029	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.58%, 04/25/37(e)	1,193,724

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,597,438	Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.00%, 08/25/36	$2,047,314
1,474,271	Residential Funding Mortgage Securities I, Series 2005-S8, Class A1, 5.50%, 11/25/35	1,405,928
3,321,239	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.22%, 11/25/35(e)	2,336,590
643,605	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	558,329
10,417,637	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 3.83%, 08/25/36(e)	6,882,482
2,038,507	Residential Funding Mortgage Securities I, Series 2007-S4, Class A2, 6.00%, 04/25/37	1,497,845
8,973,356	Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 07/25/37	7,623,615
5,386,672	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.81%, 05/25/35(e)	3,776,954
9,443,022	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 4.93%, 08/25/35(e)	7,912,090
5,966,303	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.57%, 10/25/35(e)	3,782,368
10,500,815	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1, 5.63%, 02/25/36(e)	7,504,234
6,769,806	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 4.89%, 10/25/36(e)	3,727,495
11,999,527	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 5.28%, 10/25/36(e)	9,302,537
4,936,937	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 0.47%, 05/25/37(e)	2,787,604
6,280,985	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.47%, 05/25/46(e)	2,697,837
1,780,165	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 5.50%, 04/25/37(e)	1,194,535
742,681	WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A1, 2.44%, 12/25/35(e)	734,171
1,052,442	WaMu Mortgage Pass-Through Certificates, Series 2005-AR18, Class 1A1, 2.47%, 01/25/36(e)	911,118

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$10,155,834	WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1, 2.51%, 09/25/36(e)	$7,084,446
1,217,366	WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 2.59%, 08/25/46(e)	872,583
3,771,676	WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 2A2, 2.62%, 07/25/37(e)	2,372,845
7,035,628	WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.92%, 05/25/47(e)	4,659,057
3,884,044	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	2,805,678
8,988,282	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.00%, 03/25/36	6,961,871
6,601,203	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	3,132,217
1,983,585	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.61%, 07/25/36(e)	1,831,374
3,039,963	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3, 2.61%, 07/25/36(e)	2,423,012
2,273,604	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 2.61%, 09/25/36(e)	1,696,613
2,414,343	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A1, 5.41%, 12/25/36(e)	2,294,079
2,295,894	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.65%, 04/25/36(e)	1,825,159
1,953,246	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4, Class A4, 6.00%, 04/27/37	1,773,650
2,407,193	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6, Class A6, 6.00%, 05/25/37	2,089,735
1,637,856	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A16, 6.00%, 07/25/37	1,557,182
1,594,160	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 6.01%, 11/25/37(e)	1,301,764

		551,386,305

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
$6,000,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class AM, 5.64%, 04/10/49(e)	$6,121,999
10,000,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AM, 5.72%, 06/11/40(e)	10,681,960
4,000,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM, 5.28%, 04/10/37(e)	3,890,400
2,000,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class AJ, 5.62%, 11/10/39	1,641,025
2,000,000	GS Mortgage Securities Corp. II, Series 2006-GC6, Class AM, 5.62%, 04/10/38(e)	2,083,749
2,080,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class AJ, 5.21%, 04/15/30(e)	2,123,580
7,000,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM, 5.38%, 11/15/38	7,095,282
3,333,300	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.90%, 02/15/51(e)	2,443,433

		36,081,428

Total Non-Agency Mortgage-Backed Securities (Cost $592,728,821)		587,467,733

U.S. GOVERNMENT AGENCIES — 9.8%

Federal Home Loan Bank — 9.8%
95,000,000	0.05%, 08/01/12(m)	95,000,000
57,000,000	0.05%, 08/03/12(m)	56,999,803
10,000,000	0.10%, 08/03/12(m)	9,999,944
151,000,000	0.07%, 08/08/12(m)	150,997,067
75,000,000	0.07%, 08/13/12(m)	74,998,250
60,000,000	0.07%, 08/14/12(m)	59,998,483
56,000,000	0.07%, 08/17/12(m)	55,998,258
14,000,000	0.10%, 09/05/12(m)	13,998,625

Total U.S. Government Agencies (Cost $517,990,430)		517,990,430

U.S. GOVERNMENT SECURITIES — 5.7%

U.S. Treasury Bills — 5.7%
156,000,000	0.05%, 08/02/12(m)	155,999,764
5,000,000	0.02%, 08/02/12(m)	4,999,996
60,000,000	0.05%, 08/09/12(m)	59,999,378
10,000,000	0.05%, 08/09/12(m)	9,999,889
50,000,000	0.05%, 08/16/12(m)	49,999,083

Principal Amount		Value

U.S. Treasury Bills (continued)
$21,000,000	0.11%, 08/23/12(m)	$20,999,181

Total U.S. Government Securities (Cost $301,997,291)		301,997,291

MUNICIPAL BONDS — 0.1%

California — 0.1%
1,130,000	City of Tulare Build America Revenue Bonds, OID, (AGM), 8.75%, 11/15/44	1,292,675
265,000	State of California Build America Bonds GO, 6.65%, 03/01/22	327,538
175,000	State of California Build America Bonds GO, 7.55%, 04/01/39	233,770
1,695,000	State of California Build America Bonds GO, 7.63%, 03/01/40	2,274,944

Total Municipal Bonds (Cost $3,289,916)		4,128,927

Shares

CASH SWEEP — 5.0%

UNITED STATES — 5.0%
265,895,257	Citibank - US Dollars on Deposit in Custody Account, 0.02%(n)	265,895,257

Total Cash Sweep (Cost $265,895,257)		265,895,257

TOTAL INVESTMENTS — 101.0% (Cost $5,359,365,222)(a)		5,343,820,579

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(53,968,687)

NET ASSETS — 100.0%		$5,289,851,892

Contracts		Value

CALL OPTIONS WRITTEN — (1.1)%
(600)	Accenture Plc, Strike $57.50, Expires 01/19/13	(330,000)
(150)	Apple, Inc., Strike $500.00, Expires 01/19/13	(1,821,000)
(50)	Apple, Inc., Strike $510.00, Expires 01/19/13	(566,750)
(100)	Apple, Inc., Strike $520.00, Expires 01/19/13	(1,054,500)
(100)	Apple, Inc., Strike $560.00, Expires 01/19/13	(769,500)
(4,000)	Applied Materials, Inc., Strike $12.50, Expires 01/19/13	(96,000)

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Contracts		Value

(1,750)	Barrick Gold Corp., Strike $33.00, Expires 01/19/13	$(511,000)
(1,000)	Barrick Gold Corp., Strike $45.00, Expires 01/19/13	(32,000)
(1,000)	Barrick Gold Corp., Strike $47.00, Expires 01/19/13	(22,000)
(1,000)	Baxter International, Inc., Strike $52.50, Expires 01/19/13	(705,000)
(354)	BMC Software, Inc., Strike $35.00, Expires 01/19/13	(251,340)
(1,000)	Carnival Corp., Strike $30.00, Expires 01/19/13	(450,000)
(500)	Chevron Corp., Strike $110.00, Expires 01/19/13	(257,500)
(1,200)	Chevron Corp., Strike $95.00, Expires 01/19/13	(1,920,000)
(3,455)	Cisco Systems, Inc., Strike $14.00, Expires 01/19/13	(867,205)
(1,100)	Cisco Systems, Inc., Strike $15.00, Expires 01/19/13	(200,200)
(1,545)	Cisco Systems, Inc., Strike $19.00, Expires 10/20/12	(15,450)
(2,500)	Cisco Systems, Inc., Strike $20.00, Expires 01/19/13	(50,000)
(4,000)	Corning, Inc., Strike $12.50, Expires 01/19/13	(200,000)
(2,500)	Dell, Inc., Strike $10.00, Expires 01/18/14	(727,500)
(6,000)	Dell, Inc., Strike $11.00, Expires 01/19/13	(936,000)
(3,625)	Dell, Inc., Strike $13.00, Expires 01/18/14	(525,625)
(3,625)	Dell, Inc., Strike $14.00, Expires 01/19/13	(123,250)
(1,750)	Dover Corp., Strike $50.00, Expires 12/22/12	(1,137,500)
(1,000)	Freeport-McMoRan Copper & Gold, Inc., Strike $34.00, Expires 01/19/13	(315,000)
(1,250)	Freeport-McMoRan Copper & Gold, Inc., Strike $35.00, Expires 01/19/13	(332,500)
(1,000)	Freeport-McMoRan Copper & Gold, Inc., Strike $40.00, Expires 01/19/13	(104,000)
(750)	General Dynamics Corp., Strike $62.50, Expires 01/19/13	(322,500)
(800)	General Dynamics Corp., Strike $70.00, Expires 01/19/13	(92,000)
(2,250)	Hewlett-Packard Co., Strike $23.00, Expires 01/19/13	(83,250)
(3,000)	Intel Corp., Strike $25.00, Expires 01/19/13	(573,000)
(1,750)	iShares FTSE China 25 Index Fund, Strike $31.00, Expires 01/19/13	(778,750)
(2,000)	iShares FTSE China 25 Index Fund, Strike $39.00, Expires 01/19/13	(120,000)

Contracts		Value

(1,000)	iShares MSCI EAFE Index Fund, Strike $53.00, Expires 01/19/13	$(160,000)
(1,000)	iShares MSCI Emerging Markets Index Fund, Strike $30.00, Expires 06/22/13	(1,225,000)
(1,250)	iShares MSCI Emerging Markets Index Fund, Strike $31.00, Expires 06/22/13	(1,475,000)
(1,000)	iShares MSCI Emerging Markets Index Fund, Strike $32.00, Expires 06/22/13	(1,105,000)
(1,750)	iShares MSCI Emerging Markets Index Fund, Strike $35.00, Expires 06/22/13	(1,146,250)
(6,000)	iShares MSCI Germany Index Fund, Strike $20.00, Expires 01/19/13	(1,110,000)
(2,000)	iShares MSCI Germany Index Fund, Strike $22.00, Expires 01/19/13	(190,000)
(1,000)	iShares MSCI Germany Index Fund, Strike $23.00, Expires 01/19/13	(60,000)
(1,000)	iShares MSCI Mexico Index Fund, Strike $60.00, Expires 01/19/13	(550,000)
(6,250)	Jabil Circuit, Inc., Strike $16.00, Expires 01/19/13	(3,937,500)
(1,000)	Jabil Circuit, Inc., Strike $19.00, Expires 01/19/13	(400,000)
(1,000)	Jabil Circuit, Inc., Strike $20.00, Expires 01/19/13	(340,000)
(500)	KLA-Tencor Corp., Strike $45.00, Expires 12/22/12	(370,000)
(4,250)	Marathon Oil Corp., Strike $22.00, Expires 01/19/13	(2,210,000)
(1,000)	Marathon Oil Corp., Strike $25.00, Expires 01/19/13	(300,000)
(1,000)	Marathon Oil Corp., Strike $27.00, Expires 01/19/13	(189,000)
(2,000)	Microsoft Corp., Strike $30.00, Expires 01/19/13	(296,000)
(3,250)	Microsoft Corp., Strike $32.50, Expires 01/19/13	(214,500)
(500)	Mosaic Co. (The), Strike $45.00, Expires 01/19/13	(727,500)
(700)	Mosaic Co. (The), Strike $50.00, Expires 01/19/13	(735,000)
(750)	Mosaic Co. (The), Strike $55.00, Expires 01/19/13	(528,750)
(1,000)	Mosaic Co. (The), Strike $62.50, Expires 01/19/13	(330,000)
(1,850)	NetApp, Inc., Strike $23.00, Expires 01/19/13	(2,118,250)
(2,000)	NetApp, Inc., Strike $24.00, Expires 01/19/13	(1,920,000)
(1,000)	Newmont Mining Corp., Strike $40.00, Expires 01/18/14	(860,000)

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Contracts		Value

(500)	Newmont Mining Corp., Strike $45.00, Expires 01/19/13	$(170,000)
(600)	Newmont Mining Corp., Strike $50.00, Expires 09/22/12	(24,000)
(1,300)	Newmont Mining Corp., Strike $55.00, Expires 01/19/13	(91,000)
(750)	Newmont Mining Corp., Strike $57.50, Expires 09/22/12	(5,250)
(500)	Newmont Mining Corp., Strike $62.50, Expires 01/19/13	(11,000)
(1,000)	Newmont Mining Corp., Strike $67.50, Expires 01/19/13	(12,000)
(1,184)	Pfizer, Inc., Strike $20.00, Expires 01/19/13	(479,520)
(6)	Pfizer, Inc., Strike $20.00, Expires 12/22/12	(2,460)
(1,048)	Raytheon Co., Strike $47.00, Expires 01/19/13	(1,095,160)
(1,000)	Raytheon Co., Strike $50.00, Expires 01/19/13	(635,000)
(1,550)	SanDisk Corp., Strike $25.00, Expires 01/18/14	(2,999,250)
(2,885)	SanDisk Corp., Strike $30.00, Expires 01/19/13	(3,548,550)
(1,495)	Seagate Technology Plc, Strike $20.00, Expires 01/19/13	(1,547,325)
(1,496)	Seagate Technology Plc, Strike $23.00, Expires 09/22/12	(1,077,120)
(1,000)	Seagate Technology Plc, Strike $24.00, Expires 09/22/12	(620,000)
(2,000)	Seagate Technology Plc, Strike $25.00, Expires 01/19/13	(1,280,000)
(1,000)	Seagate Technology Plc, Strike $30.00, Expires 01/19/13	(345,000)
(800)	SPDR Gold Trust, Strike $156.00, Expires 08/18/12	(218,400)
(500)	SPDR Gold Trust, Strike $165.00, Expires 03/16/13	(380,000)
(250)	SPDR Gold Trust, Strike $165.00, Expires 12/22/12	(122,500)
(1,200)	SPDR Gold Trust, Strike $175.00, Expires 12/22/12	(327,600)
(300)	SPDR Gold Trust, Strike $180.00, Expires 01/19/13	(81,300)
(400)	SPDR Gold Trust, Strike $180.00, Expires 03/16/13	(164,000)
(700)	SPDR Gold Trust, Strike $185.00, Expires 03/16/13	(238,000)
(400)	SPDR S&P 500 ETF Trust, Strike $115.00, Expires 06/22/13	(1,033,200)
(800)	SPDR S&P 500 ETF Trust, Strike $135.00, Expires 01/19/13	(660,800)
(1,000)	SPDR S&P 500 ETF Trust, Strike $135.00, Expires 12/22/12	(774,000)
(1,400)	SPDR S&P 500 ETF Trust, Strike $140.00, Expires 01/19/13	(747,600)
(1,900)	SPDR S&P 500 ETF Trust, Strike $145.00, Expires 01/19/13	(585,200)
(400)	SPDR S&P 500 ETF Trust, Strike $145.00, Expires 03/16/13	(170,000)

Contracts		Value

(400)	SPDR S&P 500 ETF Trust, Strike $150.00, Expires 09/22/12	$(5,600)
(827)	St. Jude Medical, Inc., Strike $30.00, Expires 01/19/13	(702,950)
(750)	Teva Pharmaceutical Industries Ltd., Strike $37.50, Expires 01/19/13	(337,500)
(2,000)	Teva Pharmaceutical Industries Ltd., Strike $42.50, Expires 09/22/12	(138,000)
(800)	United Technologies Corp., Strike $80.00, Expires 01/19/13	(156,800)
(750)	United Technologies Corp., Strike $82.50, Expires 01/19/13	(96,750)

Total Call Options Written (Premiums received $(69,737,600))		(59,670,905)

STRUCTURED OPTIONS — 0.0%
2,800	CAC 40 Index, One call strike $3,571.50, One written put strike $3,214.35, Expires 03/19/13, Broker Credit Suisse Group AG	(401,441)
5,140	CAC 40 Index, One call strike $3,891.43, One written put strike $3,447.81, Expires 09/21/12, Broker JPMorgan Chase Bank NA	(1,073,388)
1,489	DAXK Index, One call strike $3,358.12, One written put strike $3,358.12 with a barrier level strike of $2,149.20, Expires 06/21/13, Broker Credit Suisse Group AG	433,087
2,863	DAXK Index, One call strike $3,493.14, One written put strike $3,493.14 with a barrier level strike of $2,357.87, Expires 06/21/13, Broker JPMorgan Chase & Co.	448,005
2,786	DAXK Index, One call strike $3,590.00, One written put strike $3,590.00 with a barrier level strike of $2,351.45, Expires 06/21/13, Broker Goldman Sachs Group, Inc.	230,402
5,183	DAXK Index, One call strike $3,859.00, One written put strike $3,347.68, Expires 06/21/13, Broker JPMorgan Chase Bank NA	(343,830)
2,579	DAXK Index, One call strike $3,878.00, One written put strike $3,878.00 with a barrier level strike of $2,869.72, Expires 09/21/12, Broker JPMorgan Chase & Co.	7,519

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Contracts		Value

1,264	DAXK Index, One call strike $3,956.6250, One written put strike $3,956.6250 with a barrier level strike of $2,967.47, Expires 09/21/12, Broker JPMorgan Chase & Co.	$(40,469)
526,445	iShares MSCI EAFE Index Fund, One call strike $47.4883, One written put strike $47.4883 with a barrier level strike of $31.2710, Expires 07/19/13, Broker Citigroup, Inc.	1,151,442
103,842	iShares MSCI EAFE Index Fund, One call strike $48.15, One written put strike $48.15 with a barrier level strike of $32.45, Expires 12/21/12, Broker UBS AG	252,638
103,836	iShares MSCI EAFE Index Fund, One call strike $48.153, One written put strike $48.153 with a barrier level strike of $32.022, Expires 07/19/13, Broker Credit Suisse Group AG	193,798
206,697	iShares MSCI EAFE Index Fund, One call strike $48.38, One written put strike $48.38 with a barrier level strike of $31.93, Expires 12/21/12, Broker UBS AG	482,327
61,645	iShares MSCI EAFE Index Fund, One call strike $48.6659, One written put strike $48.6659 with a barrier level strike of $32.2168, Expires 07/19/13, Broker Citigroup, Inc.	70,260
61,633	iShares MSCI EAFE Index Fund, One call strike $48.6755, One written put strike $48.6755 with a barrier level strike of $32.2480, Expires 07/19/13, Broker JPMorgan Chase & Co.	72,572
102,565	iShares MSCI EAFE Index Fund, One call strike $48.75, One written put strike $48.75 with a barrier level strike of $33.88, Expires 12/21/12, Broker Credit Suisse Group AG	283,296
101,937	iShares MSCI EAFE Index Fund, One call strike $49.05, One written put strike $49.05 with a barrier level strike of $32.62, Expires 12/21/12, Broker UBS AG	182,518

Contracts		Value

202,842	iShares MSCI EAFE Index Fund, One call strike $49.2994, One written put strike $49.2994 with a barrier level strike of $33.0310, Expires 07/19/13, Broker JPMorgan Chase & Co.	$113,877
101,381	iShares MSCI EAFE Index Fund, One call strike $49.3187, One written put strike $49.3187 with a barrier level strike of $32.8956, Expires 07/19/13, Broker Citigroup, Inc.	53,792
101,215	iShares MSCI EAFE Index Fund, One call strike $49.40, One written put strike $49.40 with a barrier level strike of $34.26, Expires 12/21/12, Broker UBS AG	135,275
303,495	iShares MSCI EAFE Index Fund, One call strike $49.42, One written put strike $49.42 with a barrier level strike of $32.62, Expires 01/18/13, Broker Citigroup, Inc.	548,728
100,945	iShares MSCI EAFE Index Fund, One call strike $49.532, One written put strike $49.532 with a barrier level strike of $33.186, Expires 07/19/13, Broker Goldman Sachs Group, Inc.	50,150
150,512	iShares MSCI EAFE Index Fund, One call strike $49.83, One written put strike $49.83 with a barrier level strike of $32.39, Expires 07/19/13, Broker UBS AG	16,143
198,216	iShares MSCI EAFE Index Fund, One call strike $50.45, One written put strike $50.45 with a barrier level strike of $34.81, Expires 12/21/12, Broker UBS AG	115,305
195,084	iShares MSCI EAFE Index Fund, One call strike $51.26, One written put strike $51.26 with a barrier level strike of $34.86, Expires 12/21/12, Broker UBS AG	19,257
95,566	iShares MSCI EAFE Index Fund, One call strike $52.32, One written put strike $52.32 with a barrier level strike of $36.10, Expires 01/18/13, Broker UBS AG	(86,368)
187,758	iShares MSCI EAFE Index Fund, One call strike $53.26, One written put strike $53.26 with a barrier level strike of $37.28, Expires 12/21/12, Broker UBS AG	(254,341)

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Contracts		Value

186,773	iShares MSCI EAFE Index Fund, One call strike $53.5409, One written put strike $53.5409 with a barrier level strike of $36.4080, Expires 04/19/13, Broker JPMorgan Chase & Co.	$(348,891)
182,782	iShares MSCI EAFE Index Fund, One call strike $54.71, One written put strike $54.71 with a barrier level strike of $40.49, Expires 09/21/12, Broker UBS AG	(153,586)
91,208	iShares MSCI EAFE Index Fund, One call strike $54.82, One written put strike $54.82 with a barrier level strike of $41.80, Expires 09/21/12, Broker UBS AG	(108,999)
182,362	iShares MSCI EAFE Index Fund, One call strike $54.836, One written put strike $54.836 with a barrier level strike of $38.934, Expires 12/21/12, Broker JPMorgan Chase & Co.	(401,414)
181,061	iShares MSCI EAFE Index Fund, One call strike $55.23, One written put strike $55.23 with a barrier level strike of $42.53, Expires 10/19/12, Broker JPMorgan Chase & Co.	(362,997)
3,808	S&P 500 Index, One call strike $1,326.272, One written put strike $1,313.1406 with a barrier level strike of $978.29, Expires 03/15/13, Broker JPMorgan Chase & Co.	233,586
3,765	S&P 500 Index, One call strike $1,328.08, One written put strike $1,314.93 with a barrier level strike of $1,025.63, Expires 12/21/12, Broker UBS AG	223,701
3,761	S&P 500 Index, One call strike $1,329.46, One written put strike $1,316.30 with a barrier level strike of $1,006.97, Expires 12/21/12, Broker UBS AG	225,880
3,831	S&P 500 Index, One call strike $1,331.52, One written put strike $1,305.41 with a barrier level strike of $874.63, Expires 12/21/12, Broker Credit Suisse Group AG	292,518

Contracts		Value

5,689	S&P 500 Index, One call strike $1,331.61, One written put strike $1,318.4291 with a barrier level strike of $969.05, Expires 03/15/13, Broker Goldman Sachs Group, Inc.	$330,446
3,788	S&P 500 Index, One call strike $1,333.1812, One written put strike $1,319.9814 with a barrier level strike of $1,012.4257, Expires 01/18/13, Broker Citigroup, Inc.	217,402
3,803	S&P 500 Index, One call strike $1,341.0042, One written put strike $1,314.71 with a barrier level strike of $979.459, Expires 12/21/12, Broker JPMorgan Chase & Co.	218,717
3,761	S&P 500 Index, One call strike $1,342.7136, One written put strike $1,329.4194 with a barrier level strike of $997.065, Expires 03/15/13, Broker JPMorgan Chase & Co.	175,874
3,738	S&P 500 Index, One call strike $1,351.077, One written put strike $1,337.70 with a barrier level strike of $1,007.9570, Expires 04/19/13, Broker JPMorgan Chase & Co.	133,950
15,084	S&P 500 Index, One call strike $1,352.3931, One written put strike $1,325.8756 with a barrier level strike of $971.8668, Expires 01/18/13, Broker Citigroup, Inc.	738,439
3,729	S&P 500 Index, One call strike $1,354.15, One written put strike $1,340.83 with a barrier level strike of $1,003.60, Expires 04/19/13, Broker Goldman Sachs Group, Inc.	125,665
3,687	S&P 500 Index, One call strike $1,369.48, One written put strike $1,342.63 with a barrier level strike of $993.55, Expires 04/19/13, Broker UBS AG	114,113
3,790	S&P 500 Index, One call strike $1,358.84, One written put strike $1,319.26 with a barrier level strike of $929.48, Expires 12/21/12, Broker Credit Suisse Group AG	207,258

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Contracts		Value

11,148	S&P 500 Index, One call strike $1,358.9575, One written put strike $1,345.5025 with a barrier level strike of $1,029.309, Expires 02/15/13, Broker JPMorgan Chase & Co.	$390,889
7,392	S&P 500 Index, One call strike $1,359.5435, One written put strike $1,346.0827 with a barrier level strike of $1,006.197, Expires 03/15/13, Broker JPMorgan Chase & Co.	205,213
3,696	S&P 500 Index, One call strike $1,366.328, One written put strike $1,352.80 with a barrier level strike of $1,048.42, Expires 03/15/13, Broker JPMorgan Chase & Co.	84,223
3,679	S&P 500 Index, One call strike $1,372.4995, One written put strike $1,358.9104 with a barrier level strike of $1,039.5660, Expires 03/15/13, Broker JPMorgan Chase & Co.	71,447
11,032	S&P 500 Index, One call strike $1,373.3043, One written put strike $1,359.7072 with a barrier level strike of $1,036.0969, Expires 02/15/13, Broker Citigroup, Inc.	246,012
14,695	S&P 500 Index, One call strike $1,384.80, One written put strike $1,360.98 with a barrier level strike of $1,088.78, Expires 09/21/12, Broker JPMorgan Chase & Co.	322,916
3,642	S&P 500 Index, One call strike $1,386.6429, One written put strike $1,372.9138 with a barrier level strike of $1,046.8467, Expires 03/15/13, Broker Goldman Sachs Group, Inc.	14,732
7,280	S&P 500 Index, One call strike $1,387.46, One written put strike $1,373.73 with a barrier level strike of $1,026.8603, Expires 05/17/13, Broker Goldman Sachs Group, Inc.	(13,078)
14,650	S&P 500 Index, One call strike $1,389.09, One written put strike $1,365.20 with a barrier level strike of $1,092.16, Expires 09/21/12, Broker JPMorgan Chase & Co.	285,393

Contracts		Value

3,630	S&P 500 Index, One call strike $1,391.3682, One written put strike $1,377.5923 with a barrier level strike of $1,045.5926, Expires 04/19/13, Broker Citigroup, Inc.	$(256)
14,617	S&P 500 Index, One call strike $1,392.25, One written put strike $1,368.30 with a barrier level strike of $1,094.64, Expires 10/19/12, Broker JPMorgan Chase & Co.	257,140
7,237	S&P 500 Index, One call strike $1,395.5675, One written put strike $1,381.75 with a barrier level strike of $1,039.0760, Expires 04/19/13, Broker JPMorgan Chase & Co.	115,805
7,009	S&P 500 Index, One call strike $1,426.83, One written put strike $1,398.85 with a barrier level strike of $1,033.75, Expires 01/18/13, Broker UBS AG	(52,847)
7,150	S&P 500 Index, One call strike $1,433.57, One written put strike $1,398.60 with a barrier level strike of $1,097.90, Expires 09/21/12, Broker JPMorgan Chase & Co.	6,771
14,162	S&P 500 Index, One call strike $1,440.4807, One written put strike $1,412.2360 with a barrier level strike of $1,039.406, Expires 12/21/12, Broker JPMorgan Chase & Co.	(127,579)
13,219	S&P 500 Index, One call strike $1,456.48, One written put strike $1,265.91, Expires 10/19/12, Broker UBS AG	4,514
17,671	S&P 500 Index, One call strike $1,462.89, One written put strike $1,196.91, Expires 12/21/12, Broker Citigroup, Inc.	205,915
14,307	S&P 500 Index, One call strike $1,495.75, One written put strike $1,300.05, Expires 10/19/12, Broker UBS AG	(120,057)
14,270	S&P 500 Index, One call strike $1,499.61, One written put strike $1,303.40, Expires 10/19/12, Broker UBS AG	(130,448)
16,245	S&P 500 Index, One call strike $1,529.05, One written put strike $1,302.53, Expires 10/19/12, Broker JPMorgan Chase & Co.	(148,481)

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Contracts		Value

21,452	S&P 500 Index, One call strike $1,531.36, One written put strike $1,265.64, Expires 09/21/12, Broker JPMorgan Chase & Co.	$(61,033)
18,532	S&P 500 Index, One call strike $1,543.20, One written put strike $1,262.62, Expires 10/19/12, Broker UBS AG	(110,179)
37,958	S&P 500 Index, One call strike $1,558.10, One written put strike $1,208.10, Expires 09/21/12, Broker JPMorgan Chase & Co.	(31,532)
74,032	S&P 500 Index, One call strike $1,615.51, One written put strike $1,194.07, Expires 10/19/12, Broker Credit Suisse Group AG	(126,316)
170,856	S&P 500 Index, One call strike $1,685.60, One written put strike $1,123.74, Expires 10/19/12, Broker UBS AG	(75,382)
200,000	SPX/TWSE Index, One call strike $100.00, One written put strike $92.50, Expires 12/21/12, Broker JPMorgan Chase Bank NA	(262,824)
200,000	SPX/TWSE Index, One call strike $100.00, One written put strike $93.25, Expires 09/19/12, Broker JPMorgan Chase Bank NA	1,782,073
64,194	TWSE Index, One call strike $8,567.82, One written put strike $7,059.88, Expires 09/11/12, Broker JPMorgan Chase Bank NA	(211,361)
2,320	TWSE Index, One call strike $8,619.90, One written put strike $7,033.84, Expires 09/03/12, Broker JPMorgan Chase Bank NA	(174,588)
4,591	TWSE Index, One call strike $8,712.95, One written put strike $7,602.05, Expires 12/19/12, Broker JPMorgan Chase Bank NA	(2,607,837)
3,429	TWSE Index, One call strike $8,749.55, One written put strike $7,240.25, Expires 09/18/13, Broker JPMorgan Chase Bank NA	(1,701,029)
65,156	TWSE Index, One call strike $8,901.72, One written put strike $7,081.32, Expires 10/08/12, Broker JPMorgan Chase Bank NA	(340,758)

Contracts		Value

48,394	TWSE Index, One call strike $8,957.65, One written put strike $7,121.33, Expires 10/22/12, Broker JPMorgan Chase Bank NA	$(314,991)
31,722	TWSE Index, One call strike $9,041.74, One written put strike $7,375.35, Expires 12/21/12, Broker JPMorgan Chase Bank NA	(450,535)

Total Structured Options		1,454,148

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Depreciation

400	Intercontinental Exchange Crude Oil, December 2012	$(1,011,000)
280	Intercontinental Exchange Crude Oil, December 2013	(722,950)

	Net unrealized depreciation	$(1,733,950)

Unrealized Depreciation

SWAP AGREEMENTS (PURCHASED)

Equity swap with UBS AG paying variance of the S&P 500 Index over the target volatility of 28.60 and receiving variance of the S&P 500 Index under the target volatility of 28.60, expiring 12/18/15 (Underlying notional amount $500,000)	$(398,165)

Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (WRITTEN)

Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 28.25 and receiving an amount if the realized correlation is under the correlation strike price of 28.25, expiring 04/05/13 (Underlying notional amount $50,000)(b)	$(1,125,942)
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.40 and receiving variance of the S&P 500 Index under the target volatility of 32.40, expiring 12/18/15 (Underlying notional amount $250,000)	1,044,033

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.60 and receiving variance of the S&P 500 Index under the target volatility of 32.60, expiring 12/18/15 (Underlying notional amount $250,000)	$1,769,453
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.90 and receiving variance of the S&P 500 Index under the target volatility of 32.90, expiring 12/18/15 (Underlying notional amount $250,000)	1,441,245
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 33.90 and receiving variance of the S&P 500 Index under the target volatility of 33.90, expiring 12/18/15 (Underlying notional amount $250,000)	1,723,257
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 34.00 and receiving variance of the S&P 500 Index under the target volatility of 34.00, expiring 12/18/15 (Underlying notional amount $200,000)	1,161,138
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 31% and receiving an amount if the realized correlation ratio is under 31%, expiring 12/21/12 (Underlying notional amount $100,000)(b)	(1,522,706)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 32% and receiving an amount if the realized correlation ratio is under 32%, expiring 12/21/12 (Underlying notional amount $50,000)(b)	(769,875)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 51% and receiving an amount if the realized correlation ratio is under 51%, expiring 12/13/13 (Underlying notional amount JPY 4,625,000)(b)	(1,288,191)

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 13.9 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 13.9 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)(b)	$(6,915,879)
Equity swap with Citibank, N.A. paying variance of the S&P 500 Index over the target volatility of 33.20 and receiving variance of the S&P 500 Index under the target volatility of 33.20, expiring 12/15/17 (Underlying notional amount $150,000)	371,754
Equity swap with Citibank, N.A. paying variance of the S&P 500 Index over the target volatility of 33.30 and receiving variance of the S&P 500 Index under the target volatility of 33.30, expiring 12/15/17 (Underlying notional amount $100,000)	255,666
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 31.30 and receiving variance of the S&P 500 Index under the target volatility of 31.30, expiring 12/18/15 (Underlying notional amount $500,000)	2,395,379
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 32.75 and receiving variance of the S&P 500 Index under the target volatility of 32.75, expiring 12/15/17 (Underlying notional amount $250,000)	620,396
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.00 and receiving variance of the S&P 500 Index under the target volatility of 33.00, expiring 12/18/15 (Underlying notional amount $250,000)	1,310,210
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/18/15 (Underlying notional amount $500,000)	3,195,366

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying notional amount $500,000)	$1,579,017
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.30 and receiving variance of the S&P 500 Index under the target volatility of 33.30, expiring 12/15/17 (Underlying notional amount $150,000)	446,001
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 34.00 and receiving variance of the S&P 500 Index under the target volatility of 34.00, expiring 12/18/15 (Underlying notional amount $250,000)	1,538,166
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 35.20 and receiving variance of the S&P 500 Index under the target volatility of 35.20, expiring 12/18/15 (Underlying notional amount $200,000)	1,414,220

$8,642,708

At July 31, 2012, the Global Opportunities Fund held investments in restricted securities amounting to $5,400,000 or 0.10% of net assets, as follows:

Acquisition Cost	Issuer	Acquisition Date	07/31/12 Carrying Value Per Unit

$12,125,000	ShengdaTech, Inc., Cnv.(b)(c)(d)(f)(h)	01/19/11	$45.00

(a)	Cost for federal income tax purposes is $5,373,253,043 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$213,408,913
Unrealized depreciation	(242,841,377)

Net unrealized depreciation	$(29,432,464)

(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $225,455,095 or 4.26% of net assets.
(c)	Non-income producing security.
(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $26,193,319, which is 0.50% of net assets.
(e)	Variable rate security. Rate shown is the rate as of July 31, 2012.
(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $492,804,015, which is 9.32% of net assets.

(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(h)	Issuer filed for bankruptcy and/or is in default of interest payments.
(i)	Zero coupon bond. The rate represents the yield at time of purchase.
(j)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(k)	Principal amount denoted in Singapore Dollars.
(l)	Principal amount denoted in Euros.
(m)	The rate represents the annualized yield at time of purchase.
(n)	Rate shown represents current yield at July 31, 2012.

ADR — American Depositary Receipt
AGM — Assured Guaranty Municipal Corp.
Cnv. — Convertible
FOR — Foreign Ownership Restrictions
GO — General Obligations
JPY — Japanese Yen
OID — Original Issue Discount
REIT — Real Estate Investment Trust
STEP — Step Coupon Bond

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Asset-Backed Securities	1.6%
Banks	0.7%
Collateralized Mortgage Obligations	10.4%
Commercial Mortgage-Backed Securities	0.7%
Consumer Discretionary	9.5%
Consumer Staples	3.6%
Diversified Financials	0.9%
Energy	4.8%
Government Bonds	11.1%
Health Care	6.2%
Industrials	6.3%
Information Technology	8.2%
Insurance	0.8%
Materials	4.0%
Municipal Bonds	0.1%
Real Estate	1.3%
Telecommunication Services	3.6%
U.S. Government Agencies and Securities	15.5%
Utilities	2.2%
Other*	8.5%

100.0%

*	Includes cash and equivalents, exchange traded funds, options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments	July 31, 2012
(Unaudited)

Shares		Value

COMMON STOCKS — 39.7%

CANADA — 4.4%
Materials — 4.4%
2,000,000	Harry Winston Diamond Corp.(b)(c)	$25,926,110
10,700,000	Kinross Gold Corp.	88,917,000

		114,843,110

FRANCE — 2.6%

Energy — 2.6%
1,450,000	Total SA - ADR	66,627,500

NETHERLANDS — 2.1%

Energy — 2.1%
800,000	Royal Dutch Shell Plc - ADR	54,560,000

RUSSIA — 1.0%

Energy — 1.0%
2,700,000	Gazprom OAO - ADR(c)	24,867,000

SWITZERLAND — 1.7%

Energy — 1.7%
930,000	Transocean Ltd.	43,551,900

UNITED STATES — 27.9%

Consumer Discretionary — 1.1%
975,000	Toll Brothers, Inc.(c)	28,440,750

Energy — 4.4%
2,769,000	Brazil Ethanol, Inc.(b)(c)(d)(e)	0
550,000	Cameron International Corp.(c)	27,648,500
1,100,000	Peabody Energy Corp.	22,968,000
900,000	Schlumberger Ltd.	64,134,000
146,455	Vertex Energy, Inc.(c)	251,903

		115,002,403

Industrials — 5.4%
7,500,000	Boart Longyear Ltd.	18,049,122
1,575,000	Deere & Co.	120,991,500

		139,040,622

Materials — 15.5%
1,541,000	Monsanto Co.	131,940,420
2,275,000	Mosaic Co. (The)	132,200,250
1,450,000	Newmont Mining Corp.	64,481,500
1,500,000	United States Steel Corp.	30,975,000
1,150,000	Walter Energy, Inc.	39,445,000

		399,042,170

Real Estate — 1.5%
1,650,000	Weyerhaeuser Co., REIT	38,527,500

		720,053,445

Total Common Stocks (Cost $1,155,382,425)		1,024,502,955

Number of Coins		Value

COLLECTIBLE COINS — 1.8%

UNITED STATES — 1.8%
174	Various Collectible Coins and Sets of Coins(b)	$45,624,040

Total Collectible Coins (Cost $44,183,805)		45,624,040

Fine Troy Ounces

COMMODITIES — 5.5%

UNITED STATES — 5.5%
60,175	Gold Bullion	97,139,749
31,936	Platinum	45,213,328

Total Commodities (Cost $101,702,619)		142,353,077

Contracts

CALL OPTIONS PURCHASED — 0.5%
Commodities — 0.5%
4,500	Chicago Board of Trade Crude Soybean Oil, Strike $60.00, Expiring 12/27/12	2,443,500
2,500	Chicago Board of Trade Crude Soybean Oil, Strike $65.00, Expiring 12/27/12	652,500
325	Chicago Board of Trade Crude Soybean Oil, Strike $70.00, Expiring 12/27/12	42,900
1,100	New York Mercantile Exchange Brent Crude Oil Futures, Strike $105.00, Expiring 09/10/12	3,927,000
1,100	New York Mercantile Exchange Brent Crude Oil Futures, Strike $110.00, Expiring 11/12/12	4,081,000
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 03/25/13	33,600
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 04/25/13	38,400
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 05/28/13	56,400
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 06/25/13	81,000
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 07/26/13	123,000
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 08/27/13(b)	156,000

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Contracts

Commodities (continued)
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 09/25/13	$207,000

Total Call Options Purchased (Cost $21,346,363)		11,842,300

Principal Amount

ASSET-BACKED SECURITIES — 4.7%

UNITED STATES — 4.7%
$8,000,000	GCO Education Loan Funding Trust, Series 2006-2A, Class A1AR, 1.63%, 08/27/46	7,040,000
8,000,000	GCO Education Loan Funding Trust, Series 2006-2A, Class A3AR, 1.74%, 08/27/46	7,040,000
9,450,000	SLM Student Loan Trust, Series 2002-7, Class A10, 2.74%, 03/15/28(f)	9,402,750
9,800,000	SLM Student Loan Trust, Series 2002-7, Class A11, 2.75%, 03/15/28(f)	9,751,000
2,650,000	SLM Student Loan Trust, Series 2002-7, Class A6, 2.75%, 03/15/28(f)	2,636,750
9,950,000	SLM Student Loan Trust, Series 2002-7, Class A7, 2.75%, 03/15/28(f)	9,900,250
11,650,000	SLM Student Loan Trust, Series 2002-7, Class A8, 2.75%, 03/15/28(f)	11,591,750
5,800,000	SLM Student Loan Trust, Series 2002-7, Class A9, 2.75%, 03/15/28(f)	5,771,000
3,350,000	SLM Student Loan Trust, Series 2003-2, Class A6, 2.75%, 09/15/28(f)	3,333,250
21,850,000	SLM Student Loan Trust, Series 2003-2, Class A7, 2.75%, 09/15/28(f)	21,740,750
9,000,000	SLM Student Loan Trust, Series 2003-2, Class A8, 2.75%, 09/15/28(f)	8,955,000
21,550,000	SLM Student Loan Trust, Series 2003-2, Class A9, 2.75%, 09/15/28(f)	21,442,250
4,000,000	SLM Student Loan Trust, Series 2003-5, Class A9, 2.75%, 06/17/30(f)	3,840,000

Total Asset-Backed Securities (Cost $119,310,335)		122,444,750

Principal Amount			Value

CORPORATE BONDS — 0.1%

UNITED STATES — 0.1%
Diversified Financials — 0.1%
$1,015,000		General Electric Capital Corp., 0.47%, 12/21/12(f)	$1,015,632
2,248,000		JPMorgan Chase & Co., 0.71%, 12/26/12(f)	2,253,150

Total Corporate Bonds (Cost $3,266,032)			3,268,782

GOVERNMENT BONDS — 6.7%

AUSTRALIA — 6.7%
64,000,000	(g)	Australia Government Bond, 6.06%, 08/20/20	130,504,009
32,000,000	(g)	New South Wales Treasury Corp., 4.05%, 11/20/20	43,000,269

Total Government Bonds (Cost $145,848,805)			173,504,278

U.S. GOVERNMENT AGENCIES — 20.4%

Federal Home Loan Bank — 20.4%
105,000,000		0.01%, 08/01/12(h)	105,000,000
12,000,000		0.05%, 08/01/12(h)	12,000,000
27,000,000		0.05%, 08/03/12(h)	26,999,925
28,000,000		0.10%, 08/03/12(h)	27,999,844
9,000,000		0.07%, 08/08/12(h)	8,999,878
1,000,000		0.09%, 08/08/12(h)	999,983
270,000,000		0.10%, 08/08/12(h)	269,994,750
60,000,000		0.07%, 08/14/12(h)	59,998,483
13,000,000		0.07%, 08/17/12(h)	12,999,596

Total U.S. Government Agencies (Cost $524,992,459)			524,992,459

U.S. GOVERNMENT SECURITIES — 18.2%

U.S. Treasury Bills — 9.6%
45,000,000		0.03%, 08/02/12(h)	44,999,962
37,000,000		0.05%, 08/02/12(h)	36,999,949
7,000,000		0.05%, 08/02/12(h)	6,999,990
40,000,000		0.06%, 08/02/12(h)	39,999,939
70,000,000		0.00%, 08/09/12(h)	69,999,267
34,000,000		0.05%, 08/16/12(h)	33,999,379
14,000,000		0.06%, 08/23/12(h)	13,999,474

			246,997,960

U.S. Treasury Notes — 8.6%
101,875,000		2.13%, 01/15/19(i)	132,106,883
81,900,000		0.13%, 01/15/22(i)	89,799,914

			221,906,797

Total U.S. Government Securities (Cost $451,439,998)			468,904,757

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Shares		Value

CASH SWEEP — 0.8%

21,003,548	Citibank - US Dollars on Deposit in Custody Account, 0.02%(j)	$21,003,548

Total Cash Sweep (Cost $21,003,548)		21,003,548

TOTAL INVESTMENTS — 98.4%
(Cost $2,588,476,389)(a)		2,538,440,946
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		40,058,933

NET ASSETS — 100.0%		$2,578,499,879

Contracts

PUT OPTIONS WRITTEN — (1.5)%
Commodities — (1.5)%
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 03/25/13	(1,429,200)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 03/25/13	(4,120,400)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 04/25/13	(1,440,400)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 04/25/13	(4,122,000)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 05/28/13	(1,429,400)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 05/28/13	(4,073,200)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 06/25/13	(1,411,800)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 06/25/13	(4,009,200)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 07/26/13	(1,427,000)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 07/26/13	(4,022,800)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 08/27/13	(1,485,800)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 08/27/13	(4,129,200)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 09/25/13	(1,506,200)

Contracts		Value

Commodities (continued)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 09/25/13	$(4,142,000)

Total Put Options Written (Premiums received $(11,837,000))		(38,748,600)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)

800	London Metal Exchange Copper, December 2012	$29,372,500
1,000	New York Mercantile Exchange Natural Gas, October 2013	(1,680,000)

	Net unrealized appreciation	$27,692,500

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)

1,600	Chicago Board of Trade Corn, September 2012	$14,235,144
150	New York Mercantile Exchange Platinum, October 2012	(282,650)
1,980	Chicago Board of Trade Soybean, November 2012	720,912
3,000	New York Mercantile Exchange Wheat, November 2012	(1,300,599)
923	Chicago Board of Trade Corn, December 2012	1,272,679
1,040	Chicago Board of Trade Soybean Meal, December 2012	2,036,340
1,500	Chicago Board of Trade Soybean Oil, December 2012	(1,518,123)
1,160	COMEX Gold, December 2012	3,164,400
800	London Metal Exchange Copper, December 2012	(35,468,715)
1,077	Chicago Board of Trade Corn, March 2013	974,932
1,400	Chicago Board of Trade Soybean, March 2013	2,685,535
600	New York Mercantile Exchange Natural Gas, March 2013	2,183,190
2,200	New York Mercantile Exchange Natural Gas, January 2014	5,157,000

	Net unrealized depreciation	$(6,139,955)

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (PURCHASED)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/14 (Underlying notional amount $1,053,500)(b)	$(202,721)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/14 (Underlying notional amount $1,053,500)(b)	(202,653)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/14 (Underlying notional amount $1,053,500)(b)	(202,577)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/14 (Underlying notional amount $1,053,500)(b)	(202,503)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/14 (Underlying notional amount $1,053,500)(b)	(202,426)

Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/14 (Underlying notional amount $1,053,500)(b)	$(202,351)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/14 (Underlying notional amount $1,053,500)(b)	(202,274)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/12 (Underlying notional amount $633,800)(b)	(415,180)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/14 (Underlying notional amount $1,053,500)(b)	(202,181)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/28/12 (Underlying notional amount $740,800)(b)	(315,823)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/14 (Underlying notional amount $1,053,500)(b)	(202,089)

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/12 (Underlying notional amount $254,750)(b)	$(44,029)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/14 (Underlying notional amount $1,053,500)(b)	(201,992)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/12 (Underlying notional amount $254,750)(b)	(43,996)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/14 (Underlying notional amount $1,053,500)(b)	(201,897)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/12 (Underlying notional amount $254,750)(b)	(44,013)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/14 (Underlying notional amount $1,053,500)(b)	(201,798)

Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Corn Index, receiving a fixed amount per bushel and paying the closing settlement price of CBOT December 2012 Corn Futures contracts on the termination date, expiring 11/27/12 (Underlying notional amount $78,734,490)	$1,787,473
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Corn Index, receiving a fixed amount per bushel and paying the closing settlement price of CBOT December 2013 Corn Futures contracts on the termination date, expiring 11/25/13 (Underlying notional amount $30,570,048)	1,326,509
Commodity Index Swap Agreement with Cargill, Inc. based on the European Climate Exchange (ECX) European Union Allowances Futures (EUA) paying a fixed amount per Metric Ton and receiving the closing settlement price of ECX December 2013 EUA Futures contracts on the termination date, expiring 12/16/13 (Underlying notional amount Euro 27,992,970)	(2,646,643)

$(2,823,164)

Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (WRITTEN)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/12 (Underlying notional amount $891,500)(b)	$565,881

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/28/12 (Underlying notional amount $891,500)(b)	$466,494
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/12 (Underlying notional amount $891,500)(b)	259,227
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/12 (Underlying notional amount $891,500)(b)	259,043
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/12 (Underlying notional amount $891,500)(b)	258,826
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Wheat Index receiving a fixed amount per bushel and paying the closing settlement price of CBOT December 2013 Wheat Futures contracts on the termination date, expiring 11/25/13 (Underlying notional amount $41,119,883)	(701,387)

Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the European Climate Exchange (ECX) European Union Allowances Futures (EUA) paying a fixed amount per Metric Ton and receiving the closing settlement price of ECX December 2013 EUA Futures contracts on the termination date, expiring 12/16/13 (Underlying notional amount Euro 7,188,200)	$(152,702)

$955,382

At July 31, 2012, the Real Return Fund held investments in restricted securities with a cost of $19,527,013 and aggregate value of $0, as follows:

Acquisition Cost	Issuer	Acquisition Date	07/31/12 Carrying Value Per Unit

$19,527,013	Brazil Ethanol, Inc.(b)(c)(d)(e)	03/15/07	$—

(a)	Cost for federal income tax purposes is $2,588,476,389 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$135,839,393
Unrealized depreciation	(185,874,836)

Net unrealized depreciation	$(50,035,443)

(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $82,018,351 or 3.18% of net assets.
(c)	Non-income producing security.
(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The cost of fair valued securities is $19,527,013 and the aggregate value is zero.
(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The cost of the security is $19,527,013 and the aggregate value is zero.

(f)	Variable rate security. Rate shown is the rate as of July 31, 2012.
(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(h)	The rate represents the annualized yield at time of purchase.
(i)	Inflation protected security. Principal amount reflects original security face amount.
(j)	Rate shown represents current yield at July 31, 2012.

ADR — American Depositary Receipt
COMEX — Commodity Exchange, Inc.
REIT — Real Estate Investment Trust

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Portfolio diversification by Sector (Unaudited)
Sector	Percentage of Net Assets

Asset-Backed Securities	4.7%
Collectible Coins	1.8%
Commodities	5.5%
Consumer Discretionary	1.1%
Diversified Financials	0.1%
Energy	11.8%
Government Bonds	6.7%
Industrials	5.4%
Materials	19.9%
Real Estate	1.5%
U.S. Government Agencies and Securities	38.6%
Other*	2.9%

100.0%

*	Includes cash and equivalents, options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	July 31, 2012
(Unaudited)

Principal Amount		Value

CORPORATE BONDS — 42.6%

Banks — 11.4%
$3,800,000	Bank of America Corp., 4.50%, 04/01/15	$3,992,367
65,000	Bank of America Corp. MTN, 3.63%, 03/17/16	66,772
3,000,000	Bank of Montreal, 2.63%, 01/25/16(b)	3,193,800
540,000	Bank of New York Mellon Corp. (The), 4.30%, 05/15/14	576,393
1,000,000	Canadian Imperial Bank of Commerce Canada, 2.60%, 07/02/15(b)	1,056,500
9,000	Citigroup, Inc., 5.13%, 05/05/14	9,440
1,600,000	Citigroup, Inc., 4.59%, 12/15/15	1,702,336
5,000,000	Commonwealth Bank of Australia, 2.70%, 11/25/14(b)	5,234,000
5,000,000	Commonwealth Bank of Australia, 3.25%, 03/17/16(b)	5,309,500
2,000,000	Commonwealth Bank of Australia, 2.25%, 03/16/17(b)	2,056,800
2,340,000	Credit Suisse New York MTN, 3.50%, 03/23/15	2,444,774
1,175,000	Deutsche Bank AG, 3.45%, 03/30/15	1,227,405
1,350,000	Deutsche Bank AG, 3.25%, 01/11/16	1,401,828
1,045,000	European Investment Bank MTN, 1.25%, 02/14/14	1,057,153
500,000	HSBC Bank Plc, 3.10%, 05/24/16(b)	522,019
7,245,000	JPMorgan Chase & Co., 3.70%, 01/20/15	7,634,513
1,235,000	JPMorgan Chase & Co., 3.40%, 06/24/15	1,296,843
20,000	JPMorgan Chase & Co., 3.15%, 07/05/16	21,028
300,000	KFW, 3.50%, 03/10/14	315,107
6,095,000	KFW, 1.25%, 02/15/17	6,201,248
300,000	Royal Bank of Canada MTN, 1.15%, 03/13/15	304,033
5,000,000	Standard Chartered Plc, 3.85%, 04/27/15(b)	5,274,800
300,000	Wells Fargo & Co. MTN, 1.25%, 02/13/15	301,044

Principal Amount		Value

Banks (continued)
$3,000,000	Westpac Banking Corp., 2.90%, 09/10/14(b)	$3,142,260

		54,341,963

Banks-United Kingdom — 0.1%
500,000	Bank of England, 1.38%, 03/07/14(b)	508,655

Consumer Discretionary — 0.9%
2,000,000	Cargill, Inc., 1.90%, 03/01/17(b)	2,044,452
1,000,000	Cornell University, 4.35%, 02/01/14	1,056,020
200,000	Dartmouth College, 4.75%, 06/01/19	239,875
1,000,000	Snap-On, Inc., 5.85%, 03/01/14	1,062,399

		4,402,746

Consumer Staples — 1.8%
1,070,000	Coca-Cola Co. (The), 1.50%, 11/15/15	1,099,143
500,000	Coca-Cola Co. (The), 1.80%, 09/01/16	520,081
2,065,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	2,217,500
1,500,000	Unilever Capital Corp., 3.65%, 02/15/14	1,574,469
580,000	Wal-Mart Stores, Inc., 3.20%, 05/15/14	609,157
2,500,000	Wal-Mart Stores, Inc., 1.50%, 10/25/15	2,572,625

		8,592,975

Diversified Financials — 11.6%
40,000	American Express Credit Corp., 5.13%, 08/25/14	43,556
20,000	American Express Credit Corp. MTN, 2.75%, 09/15/15	21,090
3,520,000	American Express Credit Corp. MTN, 2.38%, 03/24/17	3,698,503
10,000	American Express Credit Corp., Series C, 7.30%, 08/20/13	10,677
1,000,000	American Honda Finance Corp., 2.50%, 09/21/15(b)	1,038,598
1,000,000	American Honda Finance Corp., 2.13%, 02/28/17(b)	1,028,974
6,390,000	BB&T Corp. MTN, 2.15%, 03/22/17	6,590,077
8,000	Bear Stearns Cos. LLC (The), 5.70%, 11/15/14	8,757

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

Diversified Financials (continued)
$2,000,000	Caterpillar Financial Services Corp., 2.00%, 04/05/13	$2,022,318
4,000,000	CME Group Index Services LLC, 4.40%, 03/15/18(b)	4,322,388
40,000	Credit Suisse USA, Inc., 5.13%, 01/15/14	42,061
3,000,000	Daimler Finance North America LLC, 2.63%, 09/15/16(b)	3,122,373
1,455,000	Eksportfinans A/S, 3.00%, 11/17/14	1,389,525
2,205,000	Eksportfinans A/S, 2.00%, 09/15/15	1,978,988
165,000	Eksportfinans A/S, 2.38%, 05/25/16	147,263
500,000	Enel Finance International SA, 3.88%, 10/07/14(b)	500,321
2,000,000	FMR LLC, 5.35%, 11/15/21(b)	2,192,902
1,500,000	Ford Motor Credit Co. LLC, 4.21%, 04/15/16(b)	1,552,943
20,000	General Electric Capital Corp, 2.95%, 05/09/16	21,030
9,290,000	General Electric Capital Corp, 2.90%, 01/09/17	9,724,707
950,000	General Electric Capital Corp. MTN, 3.50%, 06/29/15	1,011,359
10,000	General Electric Capital Corp. MTN, 5.38%, 10/20/16	11,463
1,400,000	General Electric Capital Corp. MTN, 2.30%, 04/27/17	1,431,158
10,000	Goldman Sachs Group, Inc. (The), 5.50%, 11/15/14	10,715
300,000	Goldman Sachs Group, Inc. (The), 5.13%, 01/15/15	317,937
3,000,000	Goldman Sachs Group, Inc. (The), 3.30%, 05/03/15	3,052,107
3,000,000	Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	3,070,389
2,555,000	PNC Funding Corp., 3.00%, 05/19/14	2,654,042
50,000	PNC Funding Corp., 3.63%, 02/08/15	53,457
1,000,000	Societe Financement de L’economie Francaise, 2.88%, 09/22/14(b)	1,040,938

Principal Amount		Value

Diversified Financials (continued)
$1,775,000	Toyota Motor Credit Corp., 2.80%, 01/11/16	$1,902,058
300,000	Toyota Motor Credit Corp. MTN, 1.00%, 02/17/15	303,095
1,000,000	USAA Capital Corp., 1.05%, 09/30/14(b)	999,593

		55,315,362

Energy — 2.9%
20,000	Occidental Petroleum Corp, 1.75%, 02/15/17	20,621
1,700,000	Occidental Petroleum Corp., 4.13%, 06/01/16	1,902,749
5,000,000	Petroleos Mexicanos, 1.95%, 12/20/22	5,061,400
1,000,000	Schlumberger Investment SA, 1.25%, 08/01/17(b)	1,001,111
1,000,000	Schlumberger Norge AS, 1.95%, 09/14/16(b)	1,032,172
4,430,000	Shell International Finance BV, 4.00%, 03/21/14	4,685,695
90,000	Shell International Finance BV, 3.10%, 06/28/15	96,627

		13,800,375

Health Care — 4.0%
820,000	Celgene Corp., 2.45%, 10/15/15	847,104
1,000,000	Express Scripts Holding Co., 2.65%, 02/15/17(b)	1,025,975
570,000	Express Scripts, Inc., 6.25%, 06/15/14	623,757
3,035,000	Johnson & Johnson, 2.15%, 05/15/16	3,199,363
500,000	McKesson Corp., 6.50%, 02/15/14	542,789
500,000	Medco Health Solutions, Inc., 2.75%, 09/15/15	518,028
29,000	Medtronic, Inc., 3.00%, 03/15/15	30,695
1,640,000	Novartis Capital Corp., 4.13%, 02/10/14	1,730,930
4,570,000	Roche Holdings, Inc., 5.00%, 03/01/14(b)	4,872,625
5,000,000	Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17(b)	5,032,965
675,000	Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	712,421

		19,136,652

Industrials — 1.7%
3,500,000	3M Co. MTN, 1.00%, 06/26/17	3,525,631

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

Industrials (continued)
$3,500,000	ADT Corp. (The), 2.25%, 07/15/17(b)	$3,553,095
500,000	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(b)	500,590
188,000	Tyco International Finance SA, 3.38%, 10/15/15	200,858
80,000	United Parcel Service, Inc., 3.88%, 04/01/14	84,778

		7,864,952

Information Technology — 2.0%
3,165,000	Cisco Systems, Inc., 1.63%, 03/14/14	3,231,997
2,140,000	Fiserv, Inc., 3.13%, 06/15/16	2,229,364
430,000	International Business Machines Corp., 2.10%, 05/06/13	435,663
600,000	International Business Machines Corp., 1.95%, 07/22/16	625,779
1,900,000	National Semiconductor Corp., 6.60%, 06/15/17	2,378,770
300,000	Texas Instruments, Inc., 1.38%, 05/15/14	305,251
30,000	Texas Instruments, Inc., 2.38%, 05/16/16	31,717

		9,238,541

Insurance — 2.4%
1,400,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	1,465,121
3,960,000	Berkshire Hathaway, Inc., 3.20%, 02/11/15	4,224,552
815,000	Berkshire Hathaway, Inc., 1.90%, 01/31/17	843,607
5,000,000	New York Life Global Funding, 1.65%, 05/15/17(b)	5,058,300

		11,591,580

Materials — 2.0%
630,000	Airgas, Inc., 2.85%, 10/01/13	644,383
630,000	Airgas, Inc., 4.50%, 09/15/14	674,426
1,005,000	Airgas, Inc., 2.95%, 06/15/16	1,050,386
1,500,000	Anglo American Capital Plc, 2.15%, 09/27/13(b)	1,512,452
1,250,000	Dow Chemical Co. (The), 5.90%, 02/15/15	1,398,155

Principal Amount		Value

Materials (continued)
$2,710,000	Dow Chemical Co. (The), 2.50%, 02/15/16	$2,817,457
1,000,000	International Paper Co., 9.38%, 05/15/19	1,354,811

		9,452,070

Telecommunication Services — 0.9%
4,000,000	America Movil Sab de CV, 2.38%, 09/08/16	4,126,136

Utilities — 0.9%
1,575,000	Dominion Resources, Inc., Series F, 5.25%, 08/01/33	1,872,840
2,485,000	NextEra Energy Capital Holdings, Inc., 2.60%, 09/01/15	2,594,410

		4,467,250

Total Corporate Bonds (Cost $195,549,794)		202,839,257

MUNICIPAL BONDS — 8.6%

California — 1.0%
3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	4,860,394

District Of Columbia — 0.5%
1,000,000	District of Columbia Build America Bonds GO 3.64%, 06/01/15	1,075,220
1,310,000	District of Columbia Build America Bonds GO 4.16%, 06/01/16	1,448,035

		2,523,255

Georgia — 0.7%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,334,515

Illinois — 0.6%
2,600,000	State of Illinois Public Improvements Revenue Bonds 1.56%, 06/15/17	2,616,900

Maine — 0.1%
465,000	State of Maine General Purpose GO, 4.34%, 05/15/13	478,806

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

Maryland — 0.0%
$180,000	State of Maryland Recreational Facility Improvements COP, Series A 2.92%, 09/01/15	$190,385

Massachusetts — 1.6%
6,055,000	Massachusetts State Water Pollution Abatement Refunding Revenue Bonds, Sub-Series 16B 5.00%, 08/01/19	7,566,570

Michigan — 0.2%
1,095,000	University of Michigan University and College Improvement Build America Revenue Bonds 1.75%, 04/01/15	1,127,127

Minnesota — 0.2%
40,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 3.50%, 02/01/15	42,519
605,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 4.00%, 02/01/16	659,976

		702,495

New Jersey — 1.7%
1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	1,663,530
1,000,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 1.90%, 06/15/15	1,015,639
100,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 2.27%, 06/15/16	102,455
2,050,000	New Jersey Economic Development Authority Refunding Revenue Bonds 3.50%, 06/15/15	2,155,145
1,500,000	New Jersey Economic Development Authority Refunding Revenue Bonds (State Appropriation) 3.10%, 09/01/13	1,538,775

Principal Amount		Value

New Jersey (continued)
$1,515,000	New Jersey Economic Development Authority Refunding Revenue Bonds (State Appropriation) 3.61%, 09/01/14	$1,595,840
145,000	New Jersey Economic Development Authority School Improvement Revenue Bonds, Series FF 3.17%, 09/01/14	149,240

		8,220,624

New York — 0.9%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,777,922
95,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series G 2.83%, 03/15/16	101,457
360,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 5.64%, 12/15/13	366,998
1,075,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 (AGM) 4.65%, 12/15/13	1,132,384

		4,378,761

North Carolina — 0.0%
100,000	County of Forsyth Property Improvement GO, Series B, OID 4.25%, 03/01/13	102,361

Ohio — 0.7%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,297,926
755,000	Ohio State Taxable Advanced Energy Revenue Bonds 4.45%, 04/01/16	827,118

		3,125,044

Oregon — 0.1%
500,000	State of Oregon Public Improvements GO, Series B 2.22%, 08/01/13	505,909

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

Pennsylvania — 0.0%
$175,000	Owen J Roberts School District Refunding GO (AGM, State Aid Withholding) 5.50%, 08/15/19	$175,312

South Carolina — 0.3%
1,050,000	State of South Carolina Refunding GO, Series A 5.00%, 06/01/17	1,264,505

Total Municipal Bonds (Cost $39,600,377)		41,172,963

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
$2,277,304	Freddie Mac Mortgage-Linked Amortizing Notes, 2.06%, 01/15/22	2,318,855

$5,000,000	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38	5,125,000

Total Collateralized Mortgage Obligations (Cost $7,402,304)		7,443,855

U.S. GOVERNMENT AGENCIES — 14.6%

Fannie Mae — 3.1%
3,750,000	5.00%, 03/02/15	4,197,469
2,705,000	5.00%, 04/15/15	3,041,472
200,000	1.63%, 10/26/15	208,054
85,000	2.25%, 03/15/16	90,091
1,000,000	1.13%, 04/27/17	1,015,527
6,069,000	0.88%, 08/28/17	6,069,631
5,161	7.50%, 08/01/25	6,176

		14,628,420

Federal Farm Credit Bank — 0.0%
105,000	3.00%, 09/22/14	111,054
90,000	4.88%, 12/16/15	103,119

		214,173

Federal Home Loan Bank — 2.9%
654,273	5.27%, 12/28/12	667,056
15,000	4.25%, 06/14/13	15,523
75,000	5.38%, 06/14/13	78,350
210,000	5.50%, 12/11/13	224,914
500,000	4.00%, 12/13/13	525,427
1,065,000	4.88%, 12/13/13	1,131,861
800,000	4.88%, 06/13/14	867,771
825,000	3.25%, 09/12/14	875,589
870,000	5.25%, 09/12/14	958,605
5,220,000	4.75%, 11/14/14	5,741,180
895,000	2.75%, 12/12/14	941,802

Principal Amount		Value

Federal Home Loan Bank (continued)
$200,000	4.50%, 02/18/15	$220,077
275,000	2.75%, 03/13/15	291,760
140,000	3.50%, 03/13/15	151,262
500,000	4.88%, 06/12/15	563,023
65,000	5.00%, 12/11/15	74,665
150,000	5.00%, 12/21/15	172,574
100,000	3.50%, 12/09/16	111,659

		13,613,098

Freddie Mac — 2.7%
2,186,000	0.38%, 04/28/14	2,188,870
400,000	5.00%, 11/13/14	440,730
300,000	2.88%, 02/09/15	318,980
1,400,000	1.00%, 06/29/17	1,414,412
8,500,000	1.00%, 07/28/17	8,566,904

		12,929,896

Ginnie Mae — 0.0%
43,316	8.50%, 10/15/17	46,781
388	9.00%, 02/15/20	393

		47,174

Overseas Private Investment Corp. — 2.3%
9,176,542	5.14%, 12/15/23	10,779,868

Private Export Funding Corp. — 2.2%
4,260,000	3.05%, 10/15/14	4,498,062
105,000	4.55%, 05/15/15	116,979
1,400,000	4.95%, 11/15/15	1,597,988
3,000,000	5.00%, 12/15/16	3,528,084
500,000	2.25%, 12/15/17	533,051

		10,274,164

Small Business Administration — 1.2%
1,046,860	4.73%, 02/10/19	1,130,710
1,806,008	4.11%, 03/10/20	1,905,720
2,581,447	4.08%, 03/10/21	2,714,758

		5,751,188

Tennessee Valley Authority — 0.2%
110,000	4.75%, 08/01/13	114,992
725,000	6.25%, 12/15/17	926,576

		1,041,568

Total U.S. Government Agencies (Cost $65,608,459)		69,279,549

U.S. GOVERNMENT SECURITIES — 29.8%

U.S. Treasury Notes — 29.8%
76,468,000	2.63%, 01/31/18	84,371,656

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

U.S. Treasury Notes (continued)
$52,772,000	2.38%, 06/30/18	$57,608,079

Total U.S. Government Securities (Cost $138,256,393)		141,979,735

GOVERNMENT BONDS — 1.9%

CANADA — 0.9%
500,000	Canada Government International Bond, 0.88%, 02/14/17	505,249
430,000	Hydro Quebec, 2.00%, 06/30/16	448,747
230,000	Province of Ontario Canada, 2.70%, 06/16/15	243,321
2,875,000	Province of Ontario Canada, 2.30%, 05/10/16	3,027,088

		4,224,405

EGYPT — 0.3%
1,000,000	Egypt Government Aid Bonds, 4.45%, 09/15/15	1,123,650

JAPAN — 0.4%
2,000,000	Development Bank of Japan, 1.63%, 10/05/16(b)	2,064,647

SOUTH KOREA — 0.3%
1,400,000	Export-Import Bank of Korea, 4.00%, 01/11/17	1,500,054

Total Government Bonds (Cost $8,496,814)		8,912,756

Shares

INVESTMENT COMPANY — 0.4%

2,002,300	SEI Daily Income Trust Government II Fund, Class A, 0.00%(c)	2,002,300

Total Investment Company (Cost $2,002,300)		2,002,300

		Value

TOTAL INVESTMENTS — 99.5% (Cost $456,916,441)(a)		$473,630,415

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		2,448,623

NET ASSETS — 100.0%		$476,079,038

(a)	Cost for federal income tax purposes is $456,925,512 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$17,074,244
Unrealized depreciation	(369,341)

Net unrealized appreciation	$16,704,903

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $69,795,748, which is 14.7% of net assets.

(c)	Rate shown represents current yield at July 31, 2012.

AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligations
MTN — Medium Term Note
OID — Original Issue Discount

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

U.S. Government Agencies and Securities	44.4%
Corporate Bonds	42.6
Municipal Bonds	8.6
Government Bonds	1.9
Collateralized Mortgage Obligations	1.6
Other*	0.9

100%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	July 31, 2012
(Unaudited)

Principal Amount		Value

MUNICIPAL BONDS — 96.1%

Alabama — 0.6%
$1,000,000	Huntsville-Redstone Village Special Care Facilities Financing Authority Revenue Bonds, Series A, OID, 8.13%, 12/01/26(b)	$1,035,700
3,825,000	Montgomery Water Works & Sanitary Sewer Board Refunding Revenue Bonds, 5.00%, 03/01/22	4,828,221

		5,863,921

Arizona — 1.1%
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	418,779
2,360,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,797,591
800,000	Arizona State Transportation Board Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 07/01/14	870,472
2,000,000	City of Tempe Water Utility Improvement GO, Series A, 4.50%, 07/01/24	2,213,000
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	244,319
3,300,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	4,061,706
1,175,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, Series A, 5.00%, 07/01/20	1,417,403

		12,023,270

California — 6.1%
7,340,000	California State University System Wide Refunding Revenue Bonds, Series A, 5.00%, 11/01/19	9,046,110
5,900,000	City of Los Angeles Resource Recovery Improvement Revenue Bonds, Series A, 5.00%, 02/01/20	7,157,054
10,000,000	City of Los Angeles Wastewater System Refunding Revenue Bonds, Sub-Series B, 5.00%, 06/01/23	12,596,400

Principal Amount		Value

California (continued)
$250,000	Golden State Tobacco Securitization Corp. Enhanced Asset-Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13(b)	$261,168
5,000,000	Golden State Tobacco Securitization Corp. Enhanced Asset-Backed Revenue Bonds, Series B, OID, (XLCA-ICR), 5.50%, 06/01/13(b)	5,218,200
450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series 2003 A1, OID, 6.75%, 06/01/13(b)	474,287
360,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.50%, 06/01/13(b)	375,710
300,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.50%, 06/01/13(b)	313,091
3,450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13(b)(c)	3,604,112
305,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC), 5.00%, 06/01/13(b)(c)	317,051
220,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC), 5.00%, 06/01/13(b)	228,692
100,000	Huntington Beach Public Financing Authority Refunding Revenue Bonds, 4.00%, 09/01/18	114,595
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,232,695

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

California (continued)
$9,985,000	Southern California Public Power Authority Magnolia Power Project Refunding Revenue Bonds, (Wells Fargo Bank), 0.17%, 07/01/36(d)	$9,985,000
10,000,000	State of California Refunding GO, Series A, (State GTY), 5.00%, 07/01/22	11,547,100
2,120,000	University of California Regents Medical Center Refunding Revenue Bonds, Series G, 4.00%, 05/15/14	2,247,645

		64,718,910

Colorado — 0.4%
2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	2,303,780
1,800,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	2,029,050

		4,332,830

Connecticut — 1.8%
4,700,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series A-4, 2.50%, 07/01/49(d)	4,941,627
1,500,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series T-2, 0.10%, 07/01/29(d)	1,500,000
170,000	State of Connecticut Public Improvement GO, Series C, 4.50%, 11/01/12	171,785
4,490,000	State of Connecticut Refunding Special Tax Bonds, 2.00%, 11/01/12	4,509,756
8,290,000	State of Connecticut Refunding Special Tax Bonds, 2.00%, 11/01/13	8,465,914

		19,589,082

Delaware — 0.1%
500,000	Delaware Transportation Authority Cash Flow Management Revenue Bonds, 5.00%, 09/01/12	501,676

District Of Columbia — 0.3%
2,250,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	2,838,195

Principal Amount		Value

Florida — 3.6%
$3,000,000	Florida State Board of Education Capital Outlay GO, Series E, 4.60%, 06/01/23	$3,290,520
900,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/18	1,088,298
6,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series D, 5.00%, 07/01/14	6,522,480
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	9,941,426
1,150,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE), 5.00%, 07/01/13	1,199,899
4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	4,856,515
1,790,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	2,142,737
250,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/13	263,549
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,230,054
2,400,000	JEA Florida Water & Sewer System Refunding Revenue Bonds, Sub-Series B-1, 0.15%, 10/01/36(d)	2,400,000
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/18	534,330
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,321,540
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	2,113,416
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	590,745

		38,495,509

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

Georgia — 3.8%
$10,000,000	Bartow County School District School Improvement GO, Series A, (State Aid Withholding), 4.00%, 10/01/15	$11,003,400
2,000,000	County of Fulton Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/17	2,347,200
1,000,000	County of Fulton Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,197,340
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Antic Buildings Revenue Bonds, Series A, 5.00%, 06/01/18	1,513,438
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	6,106,150
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.00%, 01/01/15	576,356
630,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	740,483
7,500,000	Private Colleges & Universities Authority Refunding Revenue Bonds, Series B-2, 0.11%, 09/01/35(d)	7,500,000
2,650,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	3,126,205
3,560,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	4,250,426
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,829,400

		40,190,398

Hawaii — 0.0%
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	484,379

Illinois — 1.9%
3,540,000	Chicago Park District Refunding GO, Series C, (AMBAC), 5.00%, 01/01/23	3,767,657

Principal Amount		Value

Illinois (continued)
$900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	$998,748
1,345,000	City of Champaign Parking Facilities Improvements GO, Series 2008, 5.00%, 12/15/17	1,573,663
125,000	City of Chicago Refunding GO, OID, Series B (AMBAC), 5.13%, 01/01/14(b)	133,376
375,000	City of Chicago Refunding GO, OID, Series B (AMBAC), 5.13%, 01/01/15	408,375
4,000,000	City of Chicago Refunding GO, Series B, (AGM), 5.00%, 01/01/21	4,415,360
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	1,224,480
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	4,257,855
780,000	University of Illinois College Improvement Revenue Bonds, Series A, 5.00%, 04/01/21	952,731
1,745,000	University of Illinois College Improvement Revenue Bonds, Series A, 5.00%, 04/01/22	2,109,984

		19,842,229

Indiana — 2.1%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/16	653,846
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 07/15/16	1,182,678
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	734,994

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

Indiana (continued)
$650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	$743,951
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/16	559,580
510,000	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC), 5.25%, 07/15/17	560,480
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/22	1,132,456
905,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE), 5.00%, 07/15/23	977,500
1,000,000	IPS Multi-School Building Corp. School Improvement Revenue Bonds, (NATL-RE), 5.00%, 01/15/13	1,020,240
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/18	554,885
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/16	805,512
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/16	833,299
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	659,519
900,000	Purdue University Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	1,094,769

Principal Amount		Value

Indiana (continued)
$2,585,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/14	$2,812,196
3,000,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/15	3,375,720
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, OID, (NATL-RE, FGIC), 5.00%, 01/15/19	206,303
700,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/14	733,579
1,000,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/15	1,068,900
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/10/16	866,990
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	1,153,600
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/15	190,519

		21,921,516

Iowa — 0.2%
2,000,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,527,220

Kansas — 0.6%
6,600,000	Kansas State Department of Transportation Refunding Revenue Bonds, Series C-3, 0.13%, 09/01/19(d)	6,600,000

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

Kentucky — 0.1%
$1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC), 5.00%, 11/01/15	$1,129,420

Louisiana — 0.5%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC), 5.00%, 06/01/16	2,241,180
2,500,000	State of Louisiana Gasoline & Fuels Tax Refunding Revenue Bonds, Series A-1, 5.00%, 05/01/20	3,106,450

		5,347,630

Maine — 0.2%
115,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC, State Resolution Funding GTY), 5.00%, 07/01/21(b)	134,970
1,800,000	Maine Health & Higher Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	2,039,148

		2,174,118

Maryland — 1.7%
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,574,612
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,211,240
4,350,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/19	5,432,889
8,000,000	State of Maryland Refunding GO, Series C, 4.00%, 11/01/19	9,568,080

		17,786,821

Massachusetts — 7.4%
4,000,000	Commonwealth of Massachusetts Refunding GO, Series A, 0.45%, 02/01/13(d)	4,001,440

Principal Amount		Value

Massachusetts (continued)
$2,500,000	Commonwealth of Massachusetts Refunding GO, Series B, 3.00%, 01/01/14	$2,594,250
9,350,000	Commonwealth of Massachusetts Refunding GO, Series C, 0.14%, 01/01/21(d)	9,350,000
8,740,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds, 3.00%, 12/15/12	8,830,896
1,575,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds, 4.00%, 12/15/12	1,597,160
6,000,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds, 5.00%, 12/15/13	6,381,720
4,000,000	Massachusetts Bay Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	5,134,840
10,000,000	Massachusetts Department of Transportation Contract Assistance Refunding Revenue Bonds, Series A7, (GO of Commonwealth), 0.16%, 01/01/29(d)	10,000,000
7,980,000	Massachusetts State Water Pollution Abatement Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	10,090,471
800,000	Massachusetts State Water Pollution Abatement Revenue Bonds, Series 15-A, 4.00%, 08/01/12	800,000
7,250,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C, (GO of Authority), 5.00%, 08/01/23	8,978,473
10,005,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series E, (GO of Authority), 0.16%, 08/01/37(d)	10,005,000

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

Massachusetts (continued)
$520,000	Massachusetts Water Resources Authority Revenue Bonds, Series B, (GO of Authority), 5.00%, 08/01/21	$659,584

		78,423,834

Michigan — 2.1%
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF), 5.00%, 05/01/20	373,845
1,005,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	1,134,504
630,000	Grand Valley State University College Improvement Revenue Bonds, 3.00%, 02/01/13	636,105
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	470,503
550,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	654,753
125,000	Jackson Public Schools Refunding GO, (AGM Q-SBLF), 5.00%, 05/01/15	135,054
25,000	Jackson Public Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/15(b)	27,038
1,125,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/13	1,185,210
1,335,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/15	1,497,803
245,000	Portage Public Schools School Building & Site GO, (AGM), 5.00%, 05/01/14	247,455
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	742,462
265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/21	286,340
4,880,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	5,724,874

Principal Amount		Value

Michigan (continued)
$9,100,000	University of Michigan Revenue Bonds, 0.13%, 04/01/32(d)	$9,100,000

		22,215,946

Minnesota — 0.4%
1,300,000	City of Minneapolis Public Improvements GO, 5.00%, 12/01/17	1,591,057
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	519,633
1,845,000	New Prague Independent School District No 721 School Improvement GO, (School District Credit Program), 4.00%, 02/01/19	2,176,934

		4,287,624

Mississippi — 0.2%
1,810,000	Mississippi Development Bank Special Obligation Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	2,101,989

Missouri — 1.0%
500,000	Jackson County Reorganized School District No. 4 Refunding GO, Series B, (State Aid Direct Deposit), 5.00%, 03/01/18	597,435
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,750,145
1,205,000	Missouri State Highways & Transportation Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,288,820
5,000,000	St. Louis School District Direct Deposit Program GO, (State Aid Withholding), 5.00%, 04/01/22	6,102,800

		10,739,200

Nevada — 0.6%
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	3,196,022

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

Nevada (continued)
$3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC), 5.00%, 06/01/20	$3,437,576

		6,633,598

New Hampshire — 0.2%
1,800,000	New Hampshire Health & Education Facilities Authority Dartmouth College Revenue Bonds, 0.15%, 06/01/32(d)	1,800,000

New Jersey — 6.1%
255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding), 4.00%, 02/15/17	285,932
7,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	8,486,870
1,000,000	Middlesex County Improvement Authority Open Space Trust Refunding Revenue Bonds (County GTD), 5.00%, 09/15/19	1,232,360
475,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTD), 5.00%, 12/01/22	610,940
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC), 5.50%, 09/01/24	6,293,250
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,791,420
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	559,060
14,340,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	16,985,300

Principal Amount		Value

New Jersey (continued)
$1,000,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Refunding Revenue Bonds, Series A, (AGM), 5.00%, 09/01/14	$1,087,020
1,415,000	New Jersey Educational Facilities Authority Ramapo College Revenue Bonds, Series A, 5.00%, 07/01/14	1,510,994
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16(b)	17,715
1,185,000	New Jersey Environmental Infrastructure Trust Un-Refunded Revenue Bonds, Series A, 5.00%, 09/01/16	1,398,395
5,105,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18	5,990,054
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(b)	49,545
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/15/16	2,172,594
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/15	1,583,766
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19	3,391,080
335,000	New Milford School District Refunding GO, (School Board Resolution Funding), 4.00%, 08/15/15	364,323
10,000,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.25%, 06/01/13(b)	10,501,000

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

New Jersey (continued)
$345,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.75%, 06/01/13(b)	$363,709
500,000	Town of Harrison Refunding GO, (School Board Resolution Funding), 3.75%, 01/15/15	538,245

		65,213,572

New Mexico — 0.2%
1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	1,118,720
1,250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	1,423,075

		2,541,795

New York — 26.6%
3,000,000	City of New York Public Improvements GO, Series B2, Sub-Series B9, (JP Morgan Chase Bank), 0.15%, 08/15/23(c)(d)	3,000,000
435,000	City of New York Public Improvements GO, Series D, 5.00%, 11/01/14(b)	480,592
1,465,000	City of New York Public Improvements GO, Series D, 5.00%, 11/01/21	1,607,090
1,000,000	City of New York Refunding GO, Series E, 3.00%, 08/01/12	1,000,000
3,360,000	City of New York Refunding GO, Series I, 5.00%, 08/01/16	3,919,474
15,000,000	City of New York Refunding GO, Sub-Series I-1, 5.00%, 08/01/19	18,473,700
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, 5.00%, 05/01/18	2,385,060
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, 5.00%, 05/01/23	5,976,200

Principal Amount		Value

New York (continued)
$1,080,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 3.00%, 11/15/12	$1,088,618
7,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 3.00%, 11/15/13	7,243,740
3,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 5.00%, 11/15/18	4,210,920
10,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 5.00%, 11/15/21	12,161,100
1,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 11/01/22(c)	1,223,660
650,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 3.00%, 11/15/13	672,633
2,150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 4.00%, 11/15/15	2,373,235
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,322,770
1,000,000	Municipal Assistance Corp. For The City of Troy General Resolution Refunding Revenue Bonds, Series A, (GO of Corp.), 4.50%, 01/15/15	1,062,440
4,570,000	New York City Health & Hospital Corp. Refunding Revenue Bonds, Series A, (GO of Corp.), 5.00%, 02/15/14	4,872,808
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	3,069,000
4,725,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3, 4.00%, 11/01/13	4,944,996

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

New York (continued)
$6,300,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3, 5.00%, 11/01/14	$6,952,806
1,815,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series C, 5.00%, 11/01/17	2,196,368
2,200,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series A, 5.00%, 05/01/22	2,657,600
1,000,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-Series D-1, 5.00%, 11/01/23	1,243,440
8,925,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-Series E-1, 5.00%, 02/01/20	11,095,739
9,765,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-Series E-1, 5.00%, 02/01/21	12,268,648
9,375,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series A, 5.00%, 11/01/18	11,569,125
2,000,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	2,420,240
2,200,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series B, 5.00%, 02/01/18	2,668,006
2,000,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series I-2, 4.00%, 11/01/12	2,018,760
1,900,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series I-2, 5.00%, 11/01/12	1,922,458
3,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	4,014,667

Principal Amount		Value

New York (continued)
$8,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B, (GO of Corp.), 5.00%, 04/01/15	$8,975,360
10,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B-3V, (GO of Corp.), 0.15%, 04/01/24(d)	10,000,000
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17	835,660
900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	1,027,503
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(b)	18,584
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series B, (State Appropriation), 4.50%, 08/15/17	2,062,935
550,000	New York State Dormitory Authority Mental Health Services Facility Unrefunded Revenue Bonds, (NATL-RE, FGIC, State Appropriation), 5.00%, 02/15/16	610,896
2,485,000	New York State Dormitory Authority Mental Health Services Facility Unrefunded Revenue Bonds, (State Approrpriation), 5.00%, 08/15/18	3,002,427
2,710,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	3,213,897
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	18,831,600
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,763,920

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

New York (continued)
$5,000,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series C, 5.00%, 03/15/21	$6,271,700
2,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/15/19	2,496,500
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	8,345,610
6,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/19	6,936,060
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	6,098,300
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,261,608
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	476,391
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	9,959,200
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	5,900,250
925,000	New York State Thruway Authority Refunding Revenue Bonds, Series B (AMBAC), 5.00%, 04/01/19	1,056,008
790,000	New York State Thruway Authority Transportation Revenue Bonds, Series A, 5.00%, 03/15/18	956,398
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	553,730

Principal Amount		Value

New York (continued)
$5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.50%, 01/01/19	$6,139,150
1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (AGM), 5.00%, 01/01/15	1,102,880
1,625,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A (State Aid Withholding), 5.00%, 05/01/17	1,887,730
2,515,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A (State Aid Withholding), 5.00%, 05/01/18	2,953,767
16,250,000	Tobacco Settlement Financing Corp. Asset Backed Refunding Revenue Bonds, Series A, 5.00%, 06/01/18	19,573,125
4,150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, (State Street Bank & Trust), 0.13%, 01/01/32(c)(d)	4,150,000

		283,577,082

North Carolina — 1.9%
780,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	971,139
500,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/20	613,865
1,255,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,545,696
1,655,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,953,413
1,285,000	Dare County School Improvements COP, (NATL-RE, FGIC), 5.00%, 06/01/17	1,419,591
1,565,000	Johnston County School Improvements GO, (NATL-RE), 5.00%, 02/01/16	1,808,655

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

North Carolina (continued)
$2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	$2,484,780
9,615,000	Town of Cary Public Improvements GO, 0.17%, 06/01/27(d)	9,615,000

		20,412,139

Ohio — 2.2%
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,859,640
400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE), 5.00%, 09/01/16	437,607
9,000,000	State of Ohio Highway Improvement Revenue Bonds, Series 3, 4.00%, 12/15/12	9,123,300
9,200,000	State of Ohio Infrastructure Improvement Refunding GO, Series B, 0.13%, 08/01/17(d)	9,200,000
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/01/17	2,032,110

		23,652,657

Oregon — 0.4%
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,561,742
2,015,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	2,390,576

		3,952,318

Pennsylvania — 0.9%
7,000,000	Philadelphia School District Refunding GO, Series C (State Aid Withholding), 5.00%, 09/01/18	8,053,360

Principal Amount		Value

Pennsylvania (continued)
$1,000,000	University of Pittsburgh of the Commonwealth Systems of Higher Education University Capital Project Revenue Bonds, (GO of University), 5.50%, 09/15/37(c)(d)	$1,049,490

		9,102,850

Puerto Rico — 0.0%
120,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15(b)	133,763
70,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15	77,019

		210,782

Rhode Island — 0.5%
3,700,000	Rhode Island Health & Educational Building Corp. Higher Education Brown University Revenue Bonds, Series A, 0.13%, 05/01/35(d)	3,700,000
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	811,984
775,000	State of Rhode Island Energy Conservation COP, Series A, 3.00%, 04/01/14	806,085

		5,318,069

South Carolina — 0.7%
500,000	Charleston County School District Development Corp. Refunding GO, Series A (South Carolina School District), 5.00%, 02/01/20	619,215
980,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	1,113,584

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

South Carolina (continued)
$2,190,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	$2,635,052
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	2,022,315
330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	410,972
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	846,852

		7,647,990

Tennessee — 0.3%
3,105,000	County of Shelby Refunding GO, Series C, 0.15%, 12/01/31(d)	3,105,000

Texas — 10.2%
1,255,000	Alamo Community College District GO, Series A, (NATL-RE), 5.50%, 08/15/15	1,442,033
2,500,000	Aldine Independent School District Refunding GO, (PSF-GTD), 4.50%, 02/15/22	2,796,050
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD), 5.00%, 02/15/20	1,376,134
515,000	Arlington Independent School District Improvements GO, Series A, (PSF-GTD), 5.00%, 02/15/14	551,756
1,860,000	Austin Community College District Refunding GO, 5.00%, 08/01/20	2,328,050
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	461,871
1,030,000	City of Abilene Refunding GO, 3.00%, 02/15/13	1,044,255
515,000	City of Denton Certificates of Obligation GO, (NATL-RE), 5.00%, 02/15/14	550,437

Principal Amount		Value

Texas (continued)
$895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (NATL-RE), 4.50%, 03/01/14	$952,799
4,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.25%, 03/01/14	4,311,400
3,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.38%, 03/01/15	3,238,980
1,000,000	City of League Waterworks & Sewer GO, Series A, 5.00%, 02/15/22	1,230,910
1,775,000	City of Lubbock Public Improvement GO, 5.25%, 02/15/20	2,175,369
3,785,000	City of Lubbock Public Improvement GO, 5.00%, 02/15/24	4,540,259
1,280,000	City of Richardson Refunding GO, (NATL-RE), 5.25%, 02/15/20	1,418,470
565,000	City of Rockwall Refunding GO, 4.00%, 08/01/22	624,031
1,630,000	City of San Antonio Un-Refunded GO, 5.25%, 08/01/13	1,711,908
190,000	Coppell Independent School District School Building GO, (NATL-RE), 5.00%, 08/15/15	214,233
260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	294,284
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,263,810
1,000,000	Dallas Independent School District Refunding GO, (PSF-GTD), 4.25%, 02/15/21	1,182,690
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	289,762
1,000,000	El Paso Independent School District GO, (PSF-GTD), 5.00%, 08/15/12	1,000,468
1,095,000	Friendswood Water & Sewer Refunding Revenue Bonds, (AGM), 5.00%, 03/01/21	1,205,475

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

Texas (continued)
$250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	$320,948
350,000	Frisco Independent School District School Building GO, Series B, (NATL-RE), 5.50%, 07/15/13	367,630
3,000,000	Garland Independent School District Refunding GO, Series A, 5.00%, 02/15/19	3,697,320
3,000,000	Goose Creek Consolidated Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/22	3,748,140
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/17	775,075
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/19	1,102,460
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,240,380
375,000	Hays Consolidated Independent School District Refunding GO, (PSF-GTD), 5.25%, 08/15/18	413,168
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	567,945
1,500,000	Houston Community College System Refunding GO, 5.00%, 02/15/21	1,874,070
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,525,061
2,185,000	Hurst-Euless-Bedford Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/18	2,685,409
495,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD), 5.45%, 02/15/16	538,817
1,300,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/13	1,345,773
4,500,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/16	5,181,075

Principal Amount		Value

Texas (continued)
$560,000	McAllen Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/16	$622,905
2,175,000	Mckinney Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/20	2,734,736
6,500,000	Northside Independent School District, School Improvements GO (PSF-GTD), 1.90%, 08/01/40(d)	6,672,510
3,340,000	Pearland Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/20	4,164,379
525,000	Red Oak Independent School District School Building GO, (PSF-GTD), 5.00%, 08/15/18	626,693
500,000	Rockwall Independent School District School Building GO, (PSF-GTD), 4.75%, 02/15/15	553,025
450,000	San Jacinto Community College District Refunding GO, (AMBAC), 4.25%, 02/15/13	459,149
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC), 4.25%, 02/15/14	1,060,426
495,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	571,403
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD), 5.25%, 08/15/13	1,577,505
2,705,000	Spring Independent School District School Building GO, (PSF-GTD), 5.00%, 02/15/15	3,012,504
3,000,000	State of Texas Veterans Housing Assistance Fund Refunding GO, Series I, (VA-GTD), 0.13%, 12/01/16(d)	3,000,000
1,000,000	State of Texas Water Financial Assistance GO, Sub-Series A, 5.00%, 08/01/19	1,216,570
1,070,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,278,992

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

Texas (continued)
$1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	$1,655,462
2,000,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/20	2,461,440
4,730,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/21	5,853,517
2,500,000	University of Texas Financing System Refunding Revenue Bonds, Series B, 0.12%, 08/01/34(d)	2,500,000
3,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series C, 5.00%, 08/15/16	3,525,210
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,828,880
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	174,100

		109,138,111

Utah — 0.2%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,419,000
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC), 5.00%, 11/01/15	139,475

		2,558,475

Virginia — 3.1%
1,030,000	City of Norfolk Water Refunding Revenue Bonds, 5.00%, 11/01/22	1,312,787
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, 4.50%, 03/01/20	1,603,949
4,340,000	Fairfax County Economic Development Authority Smithsonian Institution Revenue Bonds, Series B, 0.28%, 12/01/33(d)	4,340,000

Principal Amount		Value

Virginia (continued)
$2,530,000	Virginia College Building Authority Educational Facilities 21st Century College & Equipment Programs Refunding Revenue Bonds, Series C (State Appropriation), 4.00%, 02/01/15	$2,749,250
6,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B, 5.00%, 09/01/21	7,452,660
5,355,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B, 5.00%, 09/01/22	6,592,594
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	6,217,200
1,245,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	1,358,918
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,523,700

		33,151,058

Washington — 5.4%
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	115,935
2,850,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	3,388,679
490,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 4.00%, 12/01/18	561,432
10,000,000	Energy Northwest Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	12,418,900
800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	936,304

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

Principal Amount		Value

Washington (continued)
$1,000,000	Island County School District No 204 Coupeville Refunding GO, (School Board GTY), 5.00%, 12/01/19	$1,224,120
1,005,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	1,173,297
520,000	King County School District No. 401 Highline Refunding GO, (School Board GTY), 5.00%, 12/01/20	639,756
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,820,820
1,000,000	King County Sewer Improvements GO, Series B, 0.13%, 01/01/40(d)	1,000,000
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,614,991
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC), 5.00%, 04/01/16	2,274,480
1,000,000	State of Washington Motor Vehicle Fuel Tax GO, Series E, 5.00%, 02/01/23	1,251,380
5,000,000	State of Washington Motor Vehicle Fuel Tax Refunding GO, Series 2012-B, 5.00%, 07/01/24	6,136,250
10,000,000	State of Washington Refunding GO, Series R-2011B, 5.00%, 07/01/20	12,508,500
5,000,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	6,306,550
1,350,000	State of Washington Various Purpose Refunding GO, Series R-2006A, (AMBAC), 5.00%, 07/01/17	1,529,132
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,296,647

		57,197,173

West Virginia — 0.0%
275,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	329,273

Principal Amount		Value

Wisconsin — 0.4%
$100,000	Fond Du Lac Refunding GO, (NATL-RE, FGIC), 4.75%, 03/01/15	$106,637
3,500,000	Wisconsin Department of Transportation Refunding Revenue Bonds, Series 2, 5.00%, 07/01/20	4,372,095

		4,478,732

Total Municipal Bonds (Cost $972,876,472)		1,024,156,391

Shares

INVESTMENT COMPANY — 5.2%
55,794,000	SEI Daily Income Trust Government II Fund, Class A, 0.02%(e)	55,794,000

Total Investment Company (Cost $55,794,000)		55,794,000

TOTAL INVESTMENTS — 101.3% (Cost $1,028,670,472)(a)		1,079,950,391

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(13,491,481)

NET ASSETS — 100.0%		$1,066,458,910

(a)	Cost for federal income tax purposes is $1,028,670,472 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$51,301,960
Unrealized depreciation	(22,041)

Net unrealized appreciation	$51,279,919

(b)

These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	Variable rate security. Rate shown is the rate as of July 31, 2012.
(e)	Rate shown represents current yield at July 31, 2012.

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2012
(Unaudited)

AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by AMBAC Indemnity Corp.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
GO — General Obligations
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA — XL Capital Insurance
XLCA-ICR — XL Capital Insurance-Immediate Credit Recovery

Portfolio diversification by State (Unaudited)

Percentage of Net Assets

Alabama	0.6%
Arizona	1.1
California	6.1
Colorado	0.4
Connecticut	1.8
Delaware	0.1
District of Columbia	0.3
Florida	3.6
Georgia	3.8
Hawaii	0.0
Illinois	1.9
Indiana	2.1
Iowa	0.2
Kansas	0.6
Kentucky	0.1
Louisiana	0.5
Maine	0.2
Maryland	1.7
Massachusetts	7.4
Michigan	2.1
Minnesota	0.4
Mississippi	0.2
Missouri	1.0
Nevada	0.6
New Hampshire	0.2
New Jersey	6.1
New Mexico	0.2
New York	26.6
North Carolina	1.9
Ohio	2.2
Oregon	0.4
Pennsylvania	0.9
Puerto Rico	0.0
Rhode Island	0.5
South Carolina	0.7
Tennessee	0.3
Texas	10.2
Utah	0.2
Virginia	3.1
Washington	5.4
West Virginia	0.0
Wisconsin	0.4
Other*	3.9

100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments
July 31, 2012 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At July 31, 2012, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective

Old Westbury Large Cap Core Fund (formerly U.S. Large Cap Fund) (“Large Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (formerly Non-U.S. Large Cap Fund) (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Global Small & Mid Cap Fund (“Global Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation)
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The consolidated financial statements of the Real Return Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Real Return Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on November 7, 2008. The Real Return commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Real Return Fund seeks to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary has the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of July 31, 2012, the Subsidiary represented $364,442,263 or 14.13% of the Real Return Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A.Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at the most recently calculated net asset value (“NAV”).

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost when such value reflects fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved as reliable by the Board. Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities.

All other investment assets and liabilities, including derivatives, restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities or other assets and liabilities. Fair value methods can include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles such as coins, for which there is no readily available market quotation are valued on the basis of appraised value as determined by an independent appraiser selected by the Funds’ Investment Adviser, Bessemer Investment Management LLC (“BIM”). Appraisals are obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally are obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks. Derivative contracts and instruments are valued on the basis of industry-standard pricing information, including counterparty valuation quotations, pricing models and generally available dealer quotations, subject to the review and confirmation by BIM where appropriate.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds may use a pricing service authorized by the Board that has been designated to determine fair value. The Funds that invest in certain foreign securities that trade in non-U.S. markets may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. investments. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: government actions; natural disasters; armed conflict; act of terrorism and similar situations; and significant market fluctuations. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the hierarchy. The Large Cap Strategies Fund, Global Small & Mid Cap Fund and the Global Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 29 days during the period ended July 31, 2012. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of July 31, 2012, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the period ended July 31, 2012.

The fair value of investments is determined in accordance with the valuation procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies for derivatives and all other types of investments on a quarterly basis. The Pricing Committee is charged with the responsibility to determine the fair value of certain investments for which market quotations are not readily available. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased and sold, the type of investment, financial statements and company filings, lack of marketability, the cost and date of purchase, recommendation of the Adviser and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 of the fair value hierarchy. These valuation methods may require subjective determinations about the value of an investment. While the Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects investment values as of the time of pricing, the Funds cannot guarantee that values determined by the Pricing Committee would accurately reflect the price that the Funds could obtain for an investment if it were to dispose of that investment as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the investments were sold.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable, (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 of fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently approved by the Funds’ Board.

B. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

C. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

D. Collectibles. The Real Return Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The values of the collectible coins and sets of coins held by the Real Return Fund are appraised on a quarterly basis by an independent professional coin appraiser, who uses market auction data among other factors, to determine each coin’s and set of coins’ current value. Between these quarterly appraisals, each coin and set of coins is valued weekly via information in the Coin Dealer Newsletter based on the price movement of a basket of like coins identified by BIM. The Real Return Fund does not currently intend to invest more than 5% of its total assets in Collectibles. As of July 31, 2012, the Real Return Fund held $45,624,040 or 1.77% of net assets, in Collectibles.

E. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

F. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

G. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

H. Loan Participations and Assignments. The Global Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

I. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

J. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

5.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. As of July 31, 2012, all derivatives in a net liability position are fully collateralized.

The Funds are subject to interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments, please see the Schedules of Portfolio Investments or details below:

	Fair Values of Derivative Instruments as of July 31, 2012

	Derivative Assets		Derivative Liabilities

Global Small & Mid Cap Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$122,527	Unrealized depreciation on foreign currency exchange contracts	$403,854

Total		$122,527		$403,854

Global Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Equity contracts	Unrealized appreciation on swaps	$20,265,301	Unrealized depreciation on swaps	$12,020,758
	Structured option contracts, at value	12,090,983	Written option and structured option contracts, at value	70,307,740
			Variation Margin	45,520
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	36,644,158	Unrealized depreciation on foreign currency exchange contracts	34,964,854

Total		$69,000,442		$117,338,872

Real Return Fund	Statements of Asset and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Commodity contracts	Unrealized appreciation on swaps	$4,923,453	Unrealized depreciation on swaps	$6,791,235
	Investments, at value (purchased options)	11,842,300	Written option contracts, at value	38,748,600
			Variation Margin	2,960,975
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	1,295,023	Unrealized depreciation on foreign currency exchange contracts	1,229,442

Total		$18,060,776		$49,730,252

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. The potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

As of July 31, 2012, the Global Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Norway Krones	43,591,200	U.S. Dollar	7,100,059	Barclays Bank Plc	09/07/12	$120,993
Euro	333,000	U.S. Dollar	408,191	Citibank, N.A.	08/01/12	1,534
Australian Dollar	13,001,537	U.S. Dollar	12,677,500	Citibank, N.A.	10/31/12	(209,000)
New Zealand Dollar	9,093,447	U.S. Dollar	11,542,500	Citibank, N.A.	10/31/12	(194,854)

						$(281,327)

As of July 31, 2012, the Global Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	48,730	Euro	59,597	Barclays Plc	10/28/11	$362
U.S. Dollar	69,060	Euro	48,730	Barclays Plc	08/01/12	9,102
Euro	48,862	U.S. Dollar	59,822	Barclays Plc	08/02/12	300
U.S. Dollar	69,663	Euro	48,862	Barclays Plc	08/02/12	9,541
U.S. Dollar	857,885	Euro	603,889	Barclays Plc	08/06/12	114,803
Malaysian Ringgit	15,260,000	U.S. Dollar	5,003,443	Barclays Plc	08/07/12	(121,102)
Australian Dollar	569,000	Japanese Yen	46,185,730	Barclays Plc	08/09/12	6,181
U.S. Dollar	9,386,854	Euro	7,256,436	Barclays Plc	08/13/12	457,115
Singapore Dollar	1,151,000	U.S. Dollar	914,218	Barclays Plc	08/17/12	10,722
Norway Krones	167,925,000	U.S. Dollar	28,074,625	Barclays Plc	08/20/12	(237,566)
U.S. Dollar	3,466,077	Euro	2,418,000	Barclays Plc	08/20/12	490,248
U.S. Dollar	2,324,440	Euro	1,612,000	Barclays Plc	08/20/12	340,554
U.S. Dollar	964,364	Japanese Yen	73,417,000	Barclays Plc	08/22/12	24,400
U.S. Dollar	315,707	Euro	219,546	Barclays Plc	08/23/12	45,503
U.S. Dollar	528,167	Euro	368,163	Barclays Plc	08/24/12	75,047
Norway Krones	10,525,000	Euro	1,322,685	Barclays Plc	08/27/12	116,282
U.S. Dollar	369,448	Euro	256,900	Barclays Plc	08/27/12	53,255
U.S. Dollar	342,126	Euro	237,340	Barclays Plc	08/27/12	50,007
U.S. Dollar	1,912,883	Japanese Yen	145,886,000	Barclays Plc	08/27/12	44,990
U.S. Dollar	785,904	Japanese Yen	59,937,000	Barclays Plc	08/27/12	18,484
U.S. Dollar	2,279,528	Japanese Yen	173,700,000	Barclays Plc	08/30/12	55,437
Mexican Peso	72,175,000	U.S. Dollar	5,000,000	Barclays Plc	09/04/12	408,123
U.S. Dollar	9,496,594	Euro	7,616,651	Barclays Plc	09/07/12	120,726
U.S. Dollar	317,835	Euro	226,362	Barclays Plc	09/10/12	39,179
Malaysian Ringgit	30,460,000	U.S. Dollar	9,594,003	Barclays Plc	09/11/12	135,076
U.S. Dollar	310,478	Euro	222,087	Barclays Plc	09/12/12	37,078
Malaysian Ringgit	15,335,000	U.S. Dollar	4,802,844	Barclays Plc	09/14/12	94,521
U.S. Dollar	866,000	Euro	633,122	Barclays Plc	09/14/12	86,577

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	206,240	Euro	148,781	Barclays Plc	09/19/12	$23,067
U.S. Dollar	490,361	Euro	360,422	Barclays Plc	09/24/12	46,597
Chinese Yuan	255,230,000	U.S. Dollar	40,162,077	Barclays Plc	09/26/12	60,133
Chinese Yuan	127,800,000	U.S. Dollar	20,081,710	Barclays Plc	09/26/12	58,550
Chinese Yuan	127,560,000	U.S. Dollar	20,047,148	Barclays Plc	09/26/12	55,290
Chinese Yuan	64,040,000	U.S. Dollar	10,062,854	Barclays Plc	09/26/12	29,339
Chinese Yuan	64,025,000	U.S. Dollar	10,060,497	Barclays Plc	09/26/12	29,332
Chinese Yuan	127,970,000	U.S. Dollar	20,143,239	Barclays Plc	09/26/12	23,811
Norway Krones	31,660,000	U.S. Dollar	5,206,634	Barclays Plc	10/02/12	33,023
Singapore Dollar	25,560,000	U.S. Dollar	19,972,339	Barclays Plc	10/02/12	568,770
Swedish Krona	170,610,000	U.S. Dollar	24,050,698	Barclays Plc	10/02/12	970,716
U.S. Dollar	18,288,468	Euro	14,696,557	Barclays Plc	10/02/12	191,599
Singapore Dollar	19,060,500	U.S. Dollar	15,046,417	Barclays Plc	10/12/12	272,277
South African Rand	40,451,500	U.S. Dollar	4,858,572	Barclays Plc	10/12/12	(19,278)
U.S. Dollar	13,338,747	Euro	10,857,795	Barclays Plc	10/12/12	(33,121)
Russian Ruble	297,500,000	U.S. Dollar	9,074,272	Barclays Plc	10/19/12	33,075
U.S. Dollar	20,801,861	Euro	17,027,927	Barclays Plc	10/19/12	(170,920)
Norway Krones	141,953,510	U.S. Dollar	23,163,339	Barclays Plc	10/22/12	311,628
U.S. Dollar	183,599	Euro	133,614	Barclays Plc	10/24/12	19,019
U.S. Dollar	1,415,194	Euro	1,020,033	Barclays Plc	10/25/12	158,742
Norway Krones	16,471,500	Euro	2,106,653	Barclays Plc	10/26/12	128,526
Norway Krones	16,471,500	Euro	2,107,947	Barclays Plc	10/29/12	126,508
U.S. Dollar	84,510,520	Euro	69,429,407	Barclays Plc	10/29/12	(1,015,794)
U.S. Dollar	448,787	Euro	325,538	Barclays Plc	11/05/12	47,731
U.S. Dollar	202,542	Euro	147,287	Barclays Plc	11/08/12	21,079
U.S. Dollar	408,582	Japanese Yen	31,518,000	Barclays Plc	11/13/12	4,635
U.S. Dollar	612,153	Japanese Yen	47,197,000	Barclays Plc	11/14/12	7,248
U.S. Dollar	251,291	Euro	184,184	Barclays Plc	11/15/12	24,346
U.S. Dollar	69,583	Euro	50,759	Barclays Plc	11/19/12	7,036
U.S. Dollar	2,323,885	Japanese Yen	177,080,000	Barclays Plc	11/19/12	54,147
U.S. Dollar	245,599	Euro	180,987	Barclays Plc	11/21/12	22,573
U.S. Dollar	2,613,824	Japanese Yen	198,912,000	Barclays Plc	11/21/12	64,175
Australian Dollar	1,691,000	U.S. Dollar	1,695,904	Barclays Plc	12/12/12	59,811
U.S. Dollar	770,312	Euro	572,000	Barclays Plc	12/12/12	65,223
Chinese Yuan	128,500,000	U.S. Dollar	20,000,000	Barclays Plc	12/24/12	167,352
U.S. Dollar	689,131	Japanese Yen	52,560,000	Barclays Plc	01/11/13	14,890
Chinese Yuan	252,780,000	U.S. Dollar	40,000,000	Barclays Plc	01/14/13	(365,077)
Chinese Yuan	251,980,000	U.S. Dollar	40,000,000	Barclays Plc	01/14/13	(490,514)
Chinese Yuan	251,000,000	U.S. Dollar	40,000,000	Barclays Plc	01/14/13	(644,174)
U.S. Dollar	79,984,242	Chinese Yuan	507,580,000	Barclays Plc	01/14/13	397,668
U.S. Dollar	932,566	Japanese Yen	71,290,000	Barclays Plc	01/15/13	18,000
U.S. Dollar	2,402,280	Japanese Yen	185,480,000	Barclays Plc	01/28/13	22,313
U.S. Dollar	3,284,325	Euro	2,475,000	Barclays Plc	02/11/13	230,600
U.S. Dollar	2,805,278	Euro	2,114,000	Barclays Plc	02/11/13	196,965
Chinese Yuan	125,920,000	U.S. Dollar	20,000,000	Barclays Plc	02/12/13	(280,105)
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	203,147	Barclays Plc	02/13/13	229
Singapore Dollar	406,027	U.S. Dollar	327,256	Barclays Plc	02/13/13	(572)

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	87,300,000	U.S. Dollar	174,635	Barclays Plc	03/01/13	$1,383
Chilean Unidad de Fomento	174,400,000	U.S. Dollar	351,011	Barclays Plc	03/01/13	621
U.S. Dollar	944,737	Euro	712,203	Barclays Plc	03/07/13	65,681
U.S. Dollar	1,487,202	Euro	1,131,038	Barclays Plc	03/11/13	91,102
U.S. Dollar	12,504,538	Euro	9,527,993	Barclays Plc	03/15/13	742,918
U.S. Dollar	385,501	Euro	290,418	Barclays Plc	03/21/13	26,968
U.S. Dollar	993,522	Euro	744,351	Barclays Plc	04/05/13	74,382
U.S. Dollar	963,608	Euro	732,670	Barclays Plc	04/19/13	58,698
U.S. Dollar	679,943	Euro	511,890	Barclays Plc	04/30/13	47,610
U.S. Dollar	207,530	Euro	157,000	Barclays Plc	05/07/13	13,569
U.S. Dollar	384,723	Euro	301,000	Barclays Plc	05/21/13	12,781
Chinese Yuan	62,600,000	U.S. Dollar	10,000,000	Barclays Plc	05/28/13	(236,538)
Chinese Yuan	188,460,000	U.S. Dollar	30,000,000	Barclays Plc	07/05/13	(651,900)
U.S. Dollar	29,277,614	Chinese Yuan	188,460,000	Barclays Plc	07/05/13	(70,486)
U.S. Dollar	893,244	Euro	729,000	Barclays Plc	07/16/13	(8,347)
U.S. Dollar	1,406,976	Euro	1,143,000	Barclays Plc	07/18/13	(6,672)
U.S. Dollar	1,058,395	Euro	857,000	Barclays Plc	07/19/13	(1,548)
Chinese Yuan	126,220,000	U.S. Dollar	20,000,000	Barclays Plc	07/29/13	(364,228)
U.S. Dollar	60,150	Euro	48,862	Barclays Plc	08/01/13	(295)
U.S. Dollar	59,938	Euro	48,730	Barclays Plc	08/01/13	(344)
Hong Kong Dollar	307,740,000	U.S. Dollar	40,000,000	Barclays Plc	10/28/13	(287,062)
Hong Kong Dollar	307,196,000	U.S. Dollar	40,000,000	Barclays Plc	10/28/13	(357,263)
Chinese Yuan	154,612,500	U.S. Dollar	25,000,000	Barclays Plc	03/03/14	(1,231,869)
U.S. Dollar	24,128,043	Chinese Yuan	154,612,500	Barclays Plc	03/03/14	359,912
Chinese Yuan	153,487,500	U.S. Dollar	25,000,000	Barclays Plc	03/07/14	(1,409,957)
U.S. Dollar	23,974,930	Chinese Yuan	153,487,500	Barclays Plc	03/07/14	384,887
Chinese Yuan	61,515,000	U.S. Dollar	10,000,000	Barclays Plc	04/07/14	(561,490)
U.S. Dollar	9,398,778	Chinese Yuan	61,515,000	Barclays Plc	04/07/14	(39,732)
U.S. Dollar	372,238	Euro	265,136	Citigroup, Inc.	08/08/12	45,982
Australian Dollar	569,000	Japanese Yen	46,210,481	Citigroup, Inc.	08/09/12	5,864
U.S. Dollar	107,936	Euro	76,711	Citigroup, Inc.	08/09/12	13,540
U.S. Dollar	10,000,000	Euro	7,785,391	Citigroup, Inc.	08/16/12	418,989
U.S. Dollar	10,000,000	Euro	7,857,836	Citigroup, Inc.	08/22/12	329,142
U.S. Dollar	5,000,000	Euro	3,915,776	Citigroup, Inc.	08/22/12	180,745
U.S. Dollar	1,931,082	Japanese Yen	146,685,000	Citigroup, Inc.	08/23/12	53,041

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	10,000,001	Euro	7,887,064	Citigroup, Inc.	10/03/12	$287,983
U.S. Dollar	554,727	Euro	398,462	Citigroup, Inc.	10/26/12	63,904
U.S. Dollar	414,210	Japanese Yen	32,085,087	Citigroup, Inc.	11/08/12	3,026
Swedish Krona	43,658,433	Euro	4,903,458	Citigroup, Inc.	12/27/12	336,058
U.S. Dollar	344,475	Japanese Yen	26,280,000	Citigroup, Inc.	01/10/13	7,360
U.S. Dollar	1,299,370	Euro	999,800	Citigroup, Inc.	01/28/13	66,050
U.S. Dollar	3,796,892	Euro	2,903,000	Citigroup, Inc.	02/08/13	215,251
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	847,621	Citigroup, Inc.	02/25/13	3,993
U.S. Dollar	1,420,405	Euro	1,080,000	Citigroup, Inc.	03/08/13	87,365
Polish Zloty	10,400,000	Euro	2,421,702	Citigroup, Inc.	03/19/13	48,647
U.S. Dollar	24,203,553	Euro	18,500,000	Citigroup, Inc.	03/19/13	1,365,250
U.S. Dollar	444,877	Euro	338,791	Citigroup, Inc.	03/19/13	26,638
U.S. Dollar	3,984,838	Japanese Yen	331,140,000	Citigroup, Inc.	03/19/13	(267,752)
U.S. Dollar	818,489	Euro	620,368	Citigroup, Inc.	03/26/13	52,561
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	1,929,968	Citigroup, Inc.	04/29/13	23,115
U.S. Dollar	1,261,586	Japanese Yen	100,093,000	Citigroup, Inc.	05/10/13	(24,969)
U.S. Dollar	629,425	Japanese Yen	50,022,000	Citigroup, Inc.	05/14/13	(13,581)
U.S. Dollar	705,638	Japanese Yen	55,787,000	Citigroup, Inc.	06/14/13	(11,853)
Singapore Dollar	3,994,390	U.S. Dollar	3,334,494	Credit Suisse Group AG	08/06/12	(124,606)
U.S. Dollar	2,315,155	Euro	1,612,000	Credit Suisse Group AG	08/20/12	331,269
U.S. Dollar	1,913,642	Japanese Yen	145,609,000	Credit Suisse Group AG	08/23/12	49,377
Singapore Dollar	2,063,000	U.S. Dollar	1,639,644	Credit Suisse Group AG	03/26/13	20,764
U.S. Dollar	285,196	Euro	216,000	Credit Suisse Group AG	05/07/13	18,344
Singapore Dollar	3,996,325	U.S. Dollar	3,334,495	Deutsche Bank AG	08/06/12	(123,052)
U.S. Dollar	1,070,499	Euro	761,000	Deutsche Bank AG	08/06/12	134,094

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	692,424	Euro	487,300	Deutsche Bank AG	08/06/12	$92,805
U.S. Dollar	508,697	Euro	358,000	Deutsche Bank AG	08/06/12	68,180
U.S. Dollar	1,269,340	Euro	902,000	Deutsche Bank AG	08/08/12	159,409
U.S. Dollar	960,167	Euro	682,300	Deutsche Bank AG	08/08/12	120,581
Australian Dollar	569,000	Japanese Yen	46,254,010	Deutsche Bank AG	08/09/12	5,307
U.S. Dollar	1,008,968	Euro	712,000	Deutsche Bank AG	08/09/12	132,826
U.S. Dollar	690,271	Euro	488,000	Deutsche Bank AG	08/09/12	89,769
U.S. Dollar	671,313	Euro	475,000	Deutsche Bank AG	08/10/12	86,801
U.S. Dollar	772,940	Euro	546,000	Deutsche Bank AG	08/13/12	101,034
U.S. Dollar	504,580	Euro	356,000	Deutsche Bank AG	08/13/12	66,488
Polish Zloty	11,489,000	Euro	2,708,392	Deutsche Bank AG	08/16/12	98,646
U.S. Dollar	2,311,560	Euro	1,612,000	Deutsche Bank AG	08/20/12	327,674
U.S. Dollar	1,179,631	Japanese Yen	90,125,000	Deutsche Bank AG	08/20/12	25,779
U.S. Dollar	965,471	Japanese Yen	73,510,000	Deutsche Bank AG	08/22/12	24,316
Singapore Dollar	1,120,000	U.S. Dollar	892,893	Deutsche Bank AG	08/23/12	7,134
U.S. Dollar	956,703	Japanese Yen	72,553,000	Deutsche Bank AG	08/23/12	27,791
Indian Rupee	24,142,000	U.S. Dollar	510,960	Deutsche Bank AG	08/24/12	(80,102)
Singapore Dollar	1,123,000	U.S. Dollar	892,971	Deutsche Bank AG	08/24/12	9,467
Singapore Dollar	1,399,000	U.S. Dollar	1,115,319	Deutsche Bank AG	08/27/12	8,911
U.S. Dollar	1,603,353	Japanese Yen	121,842,000	Deutsche Bank AG	08/27/12	43,314
U.S. Dollar	316,660	Euro	221,193	Deutsche Bank AG	08/29/12	44,409
Singapore Dollar	700,000	U.S. Dollar	556,970	Deutsche Bank AG	08/31/12	5,546
U.S. Dollar	14,169	Euro	9,797	Deutsche Bank AG	08/31/12	2,111
Indian Rupee	37,818,000	U.S. Dollar	661,837	Deutsche Bank AG	09/04/12	11,761
Indian Rupee	17,072,000	U.S. Dollar	359,721	Deutsche Bank AG	09/06/12	(55,747)

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	168,840	Euro	119,000	Deutsche Bank AG	09/06/12	$22,356
Indian Rupee	27,856,000	U.S. Dollar	492,056	Deutsche Bank AG	09/07/12	3,847
U.S. Dollar	365,089	Euro	261,000	Deutsche Bank AG	09/10/12	43,794
Indian Rupee	7,542,000	U.S. Dollar	134,211	Deutsche Bank AG	09/11/12	(38)
U.S. Dollar	683,202	Euro	540,850	Deutsche Bank AG	09/11/12	17,398
U.S. Dollar	162,829	Euro	119,000	Deutsche Bank AG	09/13/12	16,332
Indian Rupee	18,877,000	U.S. Dollar	332,084	Deutsche Bank AG	09/18/12	3,336
Indian Rupee	17,195,000	U.S. Dollar	303,697	Deutsche Bank AG	09/20/12	1,732
Philippines Peso	29,828,000	U.S. Dollar	670,367	Deutsche Bank AG	09/24/12	43,677
U.S. Dollar	1,365,930	Euro	1,000,000	Deutsche Bank AG	09/24/12	134,695
U.S. Dollar	984,514	Euro	720,000	Deutsche Bank AG	09/24/12	98,024
Indian Rupee	43,847,000	U.S. Dollar	762,586	Deutsche Bank AG	09/25/12	15,584
Malaysian Ringgit	364,000	U.S. Dollar	114,058	Deutsche Bank AG	09/26/12	2,121
U.S. Dollar	1,082,312	Euro	800,000	Deutsche Bank AG	09/26/12	97,299
U.S. Dollar	113,982	Malaysian Ringgit	364,000	Deutsche Bank AG	09/26/12	(2,197)
Hungary Forint	163,300,000	U.S. Dollar	739,081	Deutsche Bank AG	09/28/12	(31,982)
Hungary Forint	160,000,000	U.S. Dollar	735,294	Deutsche Bank AG	09/28/12	(42,484)
Philippines Peso	36,054,000	U.S. Dollar	827,876	Deutsche Bank AG	10/04/12	35,124
Philippines Peso	43,106,000	U.S. Dollar	989,805	Deutsche Bank AG	10/05/12	41,982
Philippines Peso	35,386,000	U.S. Dollar	813,004	Deutsche Bank AG	10/09/12	33,956
Indian Rupee	29,111,000	U.S. Dollar	511,064	Deutsche Bank AG	10/11/12	3,947
Philippines Peso	28,316,000	U.S. Dollar	650,494	Deutsche Bank AG	10/11/12	27,230
Indian Rupee	14,708,000	U.S. Dollar	259,192	Deutsche Bank AG	10/12/12	957
Philippines Peso	8,431,000	U.S. Dollar	193,150	Deutsche Bank AG	10/12/12	8,638
Philippines Peso	7,672,000	U.S. Dollar	175,681	Deutsche Bank AG	10/19/12	7,925

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Philippines Peso	30,667,000	U.S. Dollar	702,405	Deutsche Bank AG	10/22/12	$31,492
Indian Rupee	12,552,000	U.S. Dollar	242,999	Deutsche Bank AG	10/29/12	(21,760)
Indian Rupee	26,507,000	U.S. Dollar	515,301	Deutsche Bank AG	10/31/12	(48,264)
U.S. Dollar	964,314	Euro	684,003	Deutsche Bank AG	10/31/12	121,702
U.S. Dollar	63,837	Euro	45,895	Deutsche Bank AG	11/02/12	7,298
U.S. Dollar	9,865,049	Euro	7,160,000	Deutsche Bank AG	11/07/12	1,043,821
Philippines Peso	44,300,000	U.S. Dollar	1,024,514	Deutsche Bank AG	11/14/12	35,115
U.S. Dollar	1,873,420	Japanese Yen	143,060,000	Deutsche Bank AG	11/16/12	39,822
U.S. Dollar	901,753	Euro	670,000	Deutsche Bank AG	12/03/12	75,975
Australian Dollar	3,045,000	U.S. Dollar	3,020,914	Deutsche Bank AG	12/10/12	141,166
U.S. Dollar	1,426,635	Euro	1,111,000	Deutsche Bank AG	01/14/13	56,440
U.S. Dollar	345,388	Japanese Yen	26,360,000	Deutsche Bank AG	01/15/13	7,220
U.S. Dollar	1,237,831	Euro	971,000	Deutsche Bank AG	01/17/13	40,242
Philippines Peso	7,579,000	U.S. Dollar	173,044	Deutsche Bank AG	01/22/13	7,906
Chilean Unidad de Fomento	411,630,000	U.S. Dollar	807,830	Deutsche Bank AG	01/24/13	25,304
Chilean Unidad de Fomento	372,760,000	U.S. Dollar	736,622	Deutsche Bank AG	01/25/13	17,746
Chilean Unidad de Fomento	211,110,000	U.S. Dollar	414,185	Deutsche Bank AG	01/25/13	13,046
Chilean Unidad de Fomento	363,560,000	U.S. Dollar	718,441	Deutsche Bank AG	01/28/13	17,046
U.S. Dollar	1,994,969	Japanese Yen	154,225,103	Deutsche Bank AG	01/28/13	16,047
Chilean Unidad de Fomento	117,450,000	U.S. Dollar	232,105	Deutsche Bank AG	01/29/13	5,473
Chilean Unidad de Fomento	234,900,000	U.S. Dollar	459,912	Deutsche Bank AG	01/30/13	15,194
Chilean Unidad de Fomento	219,210,000	U.S. Dollar	428,563	Deutsche Bank AG	01/31/13	14,762
Philippines Peso	46,581,000	U.S. Dollar	1,079,513	Deutsche Bank AG	01/31/13	32,341
Singapore Dollar	1,468,000	U.S. Dollar	1,182,441	Deutsche Bank AG	02/07/13	(1,361)
U.S. Dollar	5,345,109	Euro	4,050,000	Deutsche Bank AG	02/07/13	348,408

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Singapore Dollar	2,925,000	U.S. Dollar	2,353,708	Deutsche Bank AG	02/08/13	$(381)
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	203,223	Deutsche Bank AG	02/11/13	600
U.S. Dollar	823,777	Euro	622,000	Deutsche Bank AG	02/11/13	56,336
U.S. Dollar	2,087,496	Euro	1,580,000	Deutsche Bank AG	02/14/13	137,959
Chilean Unidad de Fomento	195,520,000	U.S. Dollar	392,989	Deutsche Bank AG	02/15/13	1,805
Chilean Unidad de Fomento	99,700,000	U.S. Dollar	200,394	Deutsche Bank AG	02/15/13	920
U.S. Dollar	270,063	Japanese Yen	20,855,910	Deutsche Bank AG	02/15/13	2,371
Singapore Dollar	1,728,000	U.S. Dollar	1,376,892	Deutsche Bank AG	02/19/13	13,503
U.S. Dollar	22,727,105	Euro	17,260,000	Deutsche Bank AG	02/19/13	1,428,642
Chilean Unidad de Fomento	176,590,000	U.S. Dollar	352,124	Deutsche Bank AG	02/25/13	4,073
Chilean Unidad de Fomento	202,500,000	U.S. Dollar	400,958	Deutsche Bank AG	02/26/13	7,459
U.S. Dollar	3,570,539	Euro	2,677,770	Deutsche Bank AG	02/27/13	265,827
Chilean Unidad de Fomento	309,490,000	U.S. Dollar	615,166	Deutsche Bank AG	02/28/13	8,906
Singapore Dollar	700,000	U.S. Dollar	558,258	Deutsche Bank AG	02/28/13	5,021
U.S. Dollar	304,780	Euro	226,530	Deutsche Bank AG	02/28/13	25,209
U.S. Dollar	142,337	Euro	105,800	Deutsche Bank AG	02/28/13	11,764
Chilean Unidad de Fomento	68,400,000	U.S. Dollar	136,377	Deutsche Bank AG	03/01/13	1,534
Swedish Krona	84,036,600	Euro	9,364,453	Deutsche Bank AG	03/01/13	699,915
U.S. Dollar	11,607,007	Euro	8,620,132	Deutsche Bank AG	03/01/13	968,338
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	449,590	Deutsche Bank AG	03/04/13	4,052
U.S. Dollar	142,904	Euro	107,000	Deutsche Bank AG	03/05/13	10,840
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	452,619	Deutsche Bank AG	03/06/13	929
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	493,584	Deutsche Bank AG	03/07/13	911
Chilean Unidad de Fomento	243,930,000	U.S. Dollar	485,916	Deutsche Bank AG	03/08/13	5,545
U.S. Dollar	2,500,951	Euro	1,900,000	Deutsche Bank AG	03/08/13	155,787

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	237,320,000	U.S. Dollar	465,790	Deutsche Bank AG	03/13/13	$12,104
Swedish Krona	17,601,656	Euro	1,950,000	Deutsche Bank AG	03/13/13	159,265
U.S. Dollar	3,837,279	Euro	2,900,000	Deutsche Bank AG	03/13/13	257,547
Chilean Unidad de Fomento	1,894,715,000	U.S. Dollar	3,751,911	Deutsche Bank AG	03/18/13	61,510
Chilean Unidad de Fomento	480,420,000	U.S. Dollar	950,198	Deutsche Bank AG	03/18/13	16,725
Malaysian Ringgit	5,816,700	U.S. Dollar	1,888,110	Deutsche Bank AG	03/18/13	(45,942)
U.S. Dollar	1,808,394	Malaysian Ringgit	5,816,700	Deutsche Bank AG	03/18/13	(33,774)
Singapore Dollar	1,829,200	U.S. Dollar	1,444,523	Deutsche Bank AG	03/19/13	27,628
U.S. Dollar	2,196,291	Japanese Yen	182,083,500	Deutsche Bank AG	03/19/13	(142,075)
Singapore Dollar	1,969,400	U.S. Dollar	1,570,244	Deutsche Bank AG	03/21/13	14,767
Malaysian Ringgit	950,500	U.S. Dollar	303,723	Deutsche Bank AG	03/26/13	(2,803)
Malaysian Ringgit	950,500	U.S. Dollar	304,102	Deutsche Bank AG	03/26/13	(3,182)
U.S. Dollar	811,247	Euro	615,000	Deutsche Bank AG	03/26/13	51,947
U.S. Dollar	590,831	Malaysian Ringgit	1,901,000	Deutsche Bank AG	03/26/13	(11,007)
U.S. Dollar	201,351	Euro	150,689	Deutsche Bank AG	03/28/13	15,299
Chilean Unidad de Fomento	231,460,000	U.S. Dollar	457,250	Deutsche Bank AG	03/29/13	8,066
U.S. Dollar	351,774	Euro	263,028	Deutsche Bank AG	04/02/13	26,996
U.S. Dollar	279,586	Euro	210,460	Deutsche Bank AG	04/02/13	19,717
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	483,980	Deutsche Bank AG	04/03/13	10,128
U.S. Dollar	1,103,255	Euro	826,000	Deutsche Bank AG	04/04/13	83,308
U.S. Dollar	738,620	Euro	553,000	Deutsche Bank AG	04/04/13	55,774
U.S. Dollar	973,569	Euro	742,242	Deutsche Bank AG	04/11/13	56,949
Indian Rupee	27,793,000	U.S. Dollar	511,686	Deutsche Bank AG	04/12/13	(34,792)
Indian Rupee	59,598,000	U.S. Dollar	1,089,802	Deutsche Bank AG	04/15/13	(67,596)
Swedish Krona	28,478,956	Euro	3,160,922	Deutsche Bank AG	04/19/13	243,394

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Indian Rupee	13,777,000	U.S. Dollar	252,111	Deutsche Bank AG	04/22/13	$(16,041)
U.S. Dollar	1,134,770	Euro	860,000	Deutsche Bank AG	04/23/13	72,533
Indian Rupee	27,912,000	U.S. Dollar	497,886	Deutsche Bank AG	04/26/13	(19,875)
U.S. Dollar	435,600	Euro	330,000	Deutsche Bank AG	05/06/13	27,916
U.S. Dollar	336,095	Euro	255,000	Deutsche Bank AG	05/08/13	21,057
U.S. Dollar	204,909	Euro	157,000	Deutsche Bank AG	05/10/13	10,938
U.S. Dollar	846,018	Japanese Yen	66,920,000	Deutsche Bank AG	05/13/13	(14,189)
U.S. Dollar	385,987	Euro	301,000	Deutsche Bank AG	05/20/13	14,051
U.S. Dollar	559,769	Euro	439,000	Deutsche Bank AG	05/21/13	17,302
U.S. Dollar	2,102,242	Euro	1,690,000	Deutsche Bank AG	06/05/13	13,448
U.S. Dollar	365,417	Euro	293,760	Deutsche Bank AG	06/05/13	2,338
U.S. Dollar	2,127,720	Euro	1,700,000	Deutsche Bank AG	06/07/13	26,502
U.S. Dollar	951,967	Euro	760,600	Deutsche Bank AG	06/07/13	11,857
U.S. Dollar	686,068	Euro	540,850	Deutsche Bank AG	06/11/13	17,531
U.S. Dollar	478,078	Euro	379,000	Deutsche Bank AG	06/13/13	9,587
U.S. Dollar	100,914	Euro	80,000	Deutsche Bank AG	06/13/13	2,024
South Korean Won	469,000,000	U.S. Dollar	398,488	Deutsche Bank AG	06/27/13	11,352
U.S. Dollar	410,503	South Korean Won	469,000,000	Deutsche Bank AG	06/27/13	664
U.S. Dollar	775,214	Euro	629,000	Deutsche Bank AG	07/22/13	(2,773)
U.S. Dollar	702,810	Euro	571,000	Deutsche Bank AG	07/23/13	(3,450)
U.S. Dollar	3,698,520	Euro	2,975,000	Deutsche Bank AG	07/31/13	18,347
Singapore Dollar	1,728,000	U.S. Dollar	1,367,359	HSBC Holdings Plc	08/17/12	21,256
U.S. Dollar	3,071,255	Japanese Yen	234,260,000	HSBC Holdings Plc	08/20/12	72,071
U.S. Dollar	963,579	Japanese Yen	73,232,000	HSBC Holdings Plc	08/20/12	26,004
Indian Rupee	27,858,000	U.S. Dollar	590,233	HSBC Holdings Plc	08/24/12	(93,056)

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	3,075,868	Japanese Yen	234,458,000	HSBC Holdings Plc	08/27/12	$73,918
Indian Rupee	43,702,000	U.S. Dollar	758,814	HSBC Holdings Plc	09/04/12	19,586
Indian Rupee	7,436,000	U.S. Dollar	131,458	HSBC Holdings Plc	09/10/12	852
Indian Rupee	18,770,000	U.S. Dollar	333,609	HSBC Holdings Plc	09/13/12	197
Malaysian Ringgit	1,363,000	U.S. Dollar	427,675	HSBC Holdings Plc	09/26/12	7,358
South Korean Won	470,000,000	U.S. Dollar	397,981	HSBC Holdings Plc	09/26/12	16,758
U.S. Dollar	426,311	Malaysian Ringgit	1,363,000	HSBC Holdings Plc	09/26/12	(8,722)
U.S. Dollar	409,354	South Korean Won	470,000,000	HSBC Holdings Plc	09/26/12	(5,385)
Indian Rupee	29,446,000	U.S. Dollar	511,002	HSBC Holdings Plc	09/27/12	11,408
Philippines Peso	36,100,000	U.S. Dollar	825,822	HSBC Holdings Plc	09/28/12	38,338
Philippines Peso	28,800,000	U.S. Dollar	656,111	HSBC Holdings Plc	10/03/12	33,263
Philippines Peso	28,921,000	U.S. Dollar	656,088	HSBC Holdings Plc	10/04/12	36,175
Philippines Peso	43,117,000	U.S. Dollar	971,957	HSBC Holdings Plc	10/05/12	60,093
Philippines Peso	28,370,000	U.S. Dollar	652,319	HSBC Holdings Plc	10/11/12	26,698
Philippines Peso	14,164,000	U.S. Dollar	325,677	HSBC Holdings Plc	10/11/12	13,329
Philippines Peso	14,058,000	U.S. Dollar	322,173	HSBC Holdings Plc	10/15/12	14,280
U.S. Dollar	1,249,703	Euro	910,000	HSBC Holdings Plc	10/17/12	128,916
U.S. Dollar	929,704	Euro	677,000	HSBC Holdings Plc	10/17/12	95,887
U.S. Dollar	928,341	Euro	676,000	HSBC Holdings Plc	10/17/12	95,756
Philippines Peso	27,840,000	U.S. Dollar	645,625	HSBC Holdings Plc	10/19/12	20,643
Indian Rupee	12,846,000	U.S. Dollar	249,077	HSBC Holdings Plc	10/29/12	(22,656)
Indian Rupee	19,137,000	U.S. Dollar	371,953	HSBC Holdings Plc	10/31/12	(34,771)
U.S. Dollar	489,061	Japanese Yen	37,330,000	HSBC Holdings Plc	11/19/12	10,580
U.S. Dollar	968,622	Euro	720,487	HSBC Holdings Plc	12/07/12	80,565
U.S. Dollar	938,954	Japanese Yen	71,830,000	HSBC Holdings Plc	01/15/13	17,461

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	345,872	Japanese Yen	26,390,000	HSBC Holdings Plc	01/15/13	$7,319
Philippines Peso	27,840,000	U.S. Dollar	642,155	HSBC Holdings Plc	01/28/13	22,423
U.S. Dollar	2,581,182	Japanese Yen	199,698,335	HSBC Holdings Plc	01/28/13	18,775
Singapore Dollar	1,468,000	U.S. Dollar	1,181,965	HSBC Holdings Plc	02/07/13	(885)
U.S. Dollar	2,429,151	Euro	1,856,000	HSBC Holdings Plc	02/08/13	139,270
U.S. Dollar	916,837	Japanese Yen	70,138,000	HSBC Holdings Plc	02/12/13	16,640
Singapore Dollar	1,041,600	U.S. Dollar	839,323	HSBC Holdings Plc	02/14/13	(1,257)
Singapore Dollar	1,446,700	U.S. Dollar	1,165,753	HSBC Holdings Plc	02/14/13	(1,746)
U.S. Dollar	650,508	Japanese Yen	51,260,000	HSBC Holdings Plc	02/22/13	(7,508)
U.S. Dollar	679,111	Japanese Yen	54,300,000	HSBC Holdings Plc	03/01/13	(18,012)
Mexican Peso	50,041,430	U.S. Dollar	3,731,177	HSBC Holdings Plc	03/08/13	(46,467)
U.S. Dollar	379,224	Euro	288,000	HSBC Holdings Plc	03/08/13	23,747
Malaysian Ringgit	17,566,522	U.S. Dollar	5,711,000	HSBC Holdings Plc	03/11/13	(145,891)
U.S. Dollar	5,456,967	Malaysian Ringgit	17,566,522	HSBC Holdings Plc	03/11/13	(108,142)
Malaysian Ringgit	7,450,137	U.S. Dollar	2,430,000	HSBC Holdings Plc	03/15/13	(70,202)
U.S. Dollar	2,313,995	Malaysian Ringgit	7,450,137	HSBC Holdings Plc	03/15/13	(45,803)
Australian Dollar	410,000	U.S. Dollar	411,640	HSBC Holdings Plc	03/19/13	10,648
Indian Rupee	203,451,000	U.S. Dollar	3,822,650	HSBC Holdings Plc	03/19/13	(320,058)
Philippines Peso	86,101,500	U.S. Dollar	1,981,075	HSBC Holdings Plc	03/19/13	71,290
Singapore Dollar	2,091,000	U.S. Dollar	1,654,665	HSBC Holdings Plc	03/19/13	28,185
South Korean Won	418,000,000	U.S. Dollar	364,080	HSBC Holdings Plc	03/19/13	2,129
U.S. Dollar	10,950,109	Japanese Yen	916,524,148	HSBC Holdings Plc	03/19/13	(820,141)
U.S. Dollar	361,248	South Korean Won	418,000,000	HSBC Holdings Plc	03/19/13	(4,961)
Singapore Dollar	1,574,000	U.S. Dollar	1,254,783	HSBC Holdings Plc	03/21/13	12,002
Malaysian Ringgit	906,000	U.S. Dollar	289,837	HSBC Holdings Plc	03/26/13	(3,006)

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	281,297	Malaysian Ringgit	906,000	HSBC Holdings Plc	03/26/13	$(5,534)
U.S. Dollar	1,418,283	Euro	1,072,000	HSBC Holdings Plc	04/16/13	94,333
U.S. Dollar	1,048,554	Euro	792,543	HSBC Holdings Plc	04/16/13	69,741
U.S. Dollar	3,681,117	Euro	2,975,000	HSBC Holdings Plc	08/02/13	827
Russian Ruble	148,800,000	U.S. Dollar	5,000,000	JPMorgan Chase & Co.	08/02/12	(383,941)
U.S. Dollar	4,562,318	Russian Ruble	148,800,000	JPMorgan Chase & Co.	08/02/12	(53,741)
Singapore Dollar	6,231,500	U.S. Dollar	5,017,008	JPMorgan Chase & Co.	08/07/12	(9,382)
Swedish Krona	164,370,000	U.S. Dollar	24,256,242	JPMorgan Chase & Co.	08/07/12	(94,017)
U.S. Dollar	4,902,024	Malaysian Ringgit	15,260,000	JPMorgan Chase & Co.	08/07/12	19,683
U.S. Dollar	962,431	Japanese Yen	73,573,000	JPMorgan Chase & Co.	08/20/12	20,490
U.S. Dollar	1,918,765	Japanese Yen	146,373,000	JPMorgan Chase & Co.	08/24/12	44,699
U.S. Dollar	1,482,275	Japanese Yen	112,727,000	JPMorgan Chase & Co.	08/27/12	38,943
U.S. Dollar	1,060,101	Euro	737,287	JPMorgan Chase & Co.	08/29/12	152,625
Singapore Dollar	24,660,000	U.S. Dollar	19,317,223	JPMorgan Chase & Co.	08/31/12	499,425
U.S. Dollar	952,978	Japanese Yen	72,717,000	JPMorgan Chase & Co.	08/31/12	21,884
Mexican Peso	204,000,000	U.S. Dollar	14,161,749	JPMorgan Chase & Co.	09/04/12	1,124,111
Singapore Dollar	2,620,000	U.S. Dollar	2,068,693	JPMorgan Chase & Co.	09/19/12	36,783
Indian Rupee	28,975,000	U.S. Dollar	509,061	JPMorgan Chase & Co.	09/24/12	5,257
Chinese Yuan	127,860,000	U.S. Dollar	20,123,074	JPMorgan Chase & Co.	09/26/12	26,641
Chinese Yuan	127,760,000	U.S. Dollar	20,111,450	JPMorgan Chase & Co.	09/26/12	22,506
U.S. Dollar	350,000,000	Chinese Yuan	2,254,875,000	JPMorgan Chase & Co.	09/26/12	(5,350,299)
U.S. Dollar	415,086	Japanese Yen	31,505,000	JPMorgan Chase & Co.	09/28/12	11,558
Mexican Peso	206,752,500	U.S. Dollar	15,030,034	JPMorgan Chase & Co.	10/02/12	421,397
U.S. Dollar	22,368,911	Euro	17,973,348	JPMorgan Chase & Co.	10/02/12	237,105
Philippines Peso	11,388,000	U.S. Dollar	261,073	JPMorgan Chase & Co.	10/09/12	11,498

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Philippines Peso	14,127,000	U.S. Dollar	323,865	JPMorgan Chase & Co.	10/11/12	$14,255
Indian Rupee	46,822,000	U.S. Dollar	825,414	JPMorgan Chase & Co.	10/12/12	2,757
Mexican Peso	200,692,500	U.S. Dollar	14,976,214	JPMorgan Chase & Co.	10/12/12	6,280
Philippines Peso	19,811,000	U.S. Dollar	458,058	JPMorgan Chase & Co.	10/12/12	16,099
Philippines Peso	23,266,000	U.S. Dollar	532,525	JPMorgan Chase & Co.	10/15/12	24,305
Philippines Peso	11,727,000	U.S. Dollar	270,145	JPMorgan Chase & Co.	10/15/12	10,519
Indian Rupee	7,886,000	U.S. Dollar	141,110	JPMorgan Chase & Co.	10/19/12	(1,826)
Philippines Peso	15,399,000	U.S. Dollar	354,571	JPMorgan Chase & Co.	10/22/12	13,946
Russian Ruble	148,800,000	U.S. Dollar	4,496,283	JPMorgan Chase & Co.	10/26/12	53,416
Philippines Peso	14,923,000	U.S. Dollar	346,716	JPMorgan Chase & Co.	10/29/12	10,379
Singapore Dollar	2,828,520	U.S. Dollar	2,252,103	JPMorgan Chase & Co.	10/29/12	21,362
Malaysian Ringgit	15,260,000	U.S. Dollar	4,878,517	JPMorgan Chase & Co.	11/02/12	(17,879)
U.S. Dollar	934,991	Japanese Yen	71,438,000	JPMorgan Chase & Co.	11/19/12	19,329
U.S. Dollar	19,913,219	Chinese Yuan	128,500,000	JPMorgan Chase & Co.	12/24/12	(254,134)
Chinese Yuan	254,800,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	01/14/13	(48,349)
Chinese Yuan	252,800,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	01/14/13	(361,941)
U.S. Dollar	39,145,246	Chinese Yuan	252,800,000	JPMorgan Chase & Co.	01/14/13	(492,813)
Philippines Peso	30,247,000	U.S. Dollar	691,392	JPMorgan Chase & Co.	01/22/13	30,764
Chilean Unidad de Fomento	124,780,000	U.S. Dollar	245,993	JPMorgan Chase & Co.	01/30/13	6,386
U.S. Dollar	19,474,173	Chinese Yuan	125,920,000	JPMorgan Chase & Co.	02/12/13	(245,722)
U.S. Dollar	318,129	Japanese Yen	24,550,000	JPMorgan Chase & Co.	02/15/13	3,022
U.S. Dollar	184,138	Japanese Yen	14,210,000	JPMorgan Chase & Co.	02/15/13	1,748
Indonesian Rupiah	57,218,000,000	U.S. Dollar	6,100,000	JPMorgan Chase & Co.	02/19/13	(193,453)
U.S. Dollar	2,102,442	Euro	1,593,000	JPMorgan Chase & Co.	02/19/13	136,714
Chilean Unidad de Fomento	91,400,000	U.S. Dollar	185,020	JPMorgan Chase & Co.	02/21/13	(581)

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Indian Rupee	158,600,000	U.S. Dollar	3,050,000	JPMorgan Chase & Co.	02/21/13	$(309,677)
Chilean Unidad de Fomento	1,464,000,000	U.S. Dollar	2,930,931	JPMorgan Chase & Co.	02/22/13	23,010
Chilean Unidad de Fomento	155,200,000	U.S. Dollar	310,711	JPMorgan Chase & Co.	02/22/13	2,439
U.S. Dollar	647,114	Japanese Yen	51,300,000	JPMorgan Chase & Co.	02/25/13	(11,448)
Chilean Unidad de Fomento	62,400,000	U.S. Dollar	124,452	JPMorgan Chase & Co.	02/28/13	1,375
U.S. Dollar	679,600	Japanese Yen	54,300,000	JPMorgan Chase & Co.	03/01/13	(17,523)
Malaysian Ringgit	4,471,980	U.S. Dollar	1,460,000	JPMorgan Chase & Co.	03/12/13	(43,331)
U.S. Dollar	1,390,109	Malaysian Ringgit	4,471,980	JPMorgan Chase & Co.	03/12/13	(26,560)
Indian Rupee	170,209,200	U.S. Dollar	3,220,000	JPMorgan Chase & Co.	03/13/13	(287,255)
Singapore Dollar	2,807,550	U.S. Dollar	2,250,000	JPMorgan Chase & Co.	03/13/13	9,426
Chilean Unidad de Fomento	92,200,000	U.S. Dollar	184,770	JPMorgan Chase & Co.	03/21/13	740
Indian Rupee	40,031,000	U.S. Dollar	734,217	JPMorgan Chase & Co.	04/16/13	(47,713)
Indian Rupee	39,295,000	U.S. Dollar	718,255	JPMorgan Chase & Co.	04/18/13	(44,559)
Indian Rupee	19,629,000	U.S. Dollar	359,660	JPMorgan Chase & Co.	04/22/13	(23,315)
U.S. Dollar	268,895	Euro	203,185	JPMorgan Chase & Co.	04/23/13	17,929
Chilean Unidad de Fomento	604,651,000	U.S. Dollar	1,194,019	JPMorgan Chase & Co.	04/29/13	17,651
Indian Rupee	23,738,000	U.S. Dollar	425,908	JPMorgan Chase & Co.	04/29/13	(19,544)
Indian Rupee	19,775,000	U.S. Dollar	354,092	JPMorgan Chase & Co.	04/30/13	(15,615)
Chinese Yuan	62,550,000	U.S. Dollar	10,000,000	JPMorgan Chase & Co.	05/28/13	(244,336)
Chinese Yuan	62,700,000	U.S. Dollar	10,000,000	JPMorgan Chase & Co.	06/13/13	(227,282)
Singapore Dollar	6,427,600	U.S. Dollar	5,152,385	JPMorgan Chase & Co.	07/31/13	25,944
U.S. Dollar	3,693,760	Euro	2,975,000	JPMorgan Chase & Co.	07/31/13	13,588
Hong Kong Dollar	307,680,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	10/28/13	(294,804)
Hong Kong Dollar	924,576,000	U.S. Dollar	120,000,000	JPMorgan Chase & Co.	10/28/13	(686,197)
Chinese Yuan	246,800,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	02/24/14	(2,045,665)

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	39,268,099	Chinese Yuan	246,800,000	JPMorgan Chase & Co.	02/24/14	$1,313,764
Chinese Yuan	123,100,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	03/07/14	(1,080,321)
Chinese Yuan	245,600,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	03/10/14	(2,259,030)
U.S. Dollar	39,083,386	Chinese Yuan	245,600,000	JPMorgan Chase & Co.	03/10/14	1,342,416
Chinese Yuan	125,200,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	03/17/14	(768,049)
U.S. Dollar	19,608,457	Chinese Yuan	125,200,000	JPMorgan Chase & Co.	03/17/14	376,506
Chinese Yuan	92,100,000	U.S. Dollar	15,000,000	JPMorgan Chase & Co.	04/14/14	(874,085)
Chinese Yuan	122,800,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	04/21/14	(1,172,616)
Hong Kong Dollar	386,050,000	U.S. Dollar	50,000,000	JPMorgan Chase & Co.	09/22/14	(232,972)
Singapore Dollar	5,152,240	U.S. Dollar	4,293,999	Morgan Stanley	08/01/12	(153,659)
U.S. Dollar	4,129,721	Singapore Dollar	5,152,240	Morgan Stanley	08/01/12	(10,619)
Australian Dollar	4,488,527	U.S. Dollar	4,757,389	Morgan Stanley	08/09/12	(44,695)
U.S. Dollar	1,156,489	Euro	806,000	Morgan Stanley	08/20/12	164,546
U.S. Dollar	759,188	Japanese Yen	57,800,000	Morgan Stanley	08/22/12	19,170
Australian Dollar	5,061,294	U.S. Dollar	5,185,296	Morgan Stanley	09/24/12	106,316
Philippines Peso	6,370,000	U.S. Dollar	147,454	Morgan Stanley	10/29/12	4,975
U.S. Dollar	10,474,142	Japanese Yen	807,305,000	Morgan Stanley	11/13/12	127,399
Norway Krones	2,300,000	Euro	289,840	Morgan Stanley	11/26/12	22,709
Norway Krones	1,495,190	Euro	188,425	Morgan Stanley	11/26/12	14,756
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	377,398	Morgan Stanley	01/14/13	25,274
Chilean Unidad de Fomento	85,510,000	U.S. Dollar	169,612	Morgan Stanley	02/04/13	3,249
Chilean Unidad de Fomento	84,510,000	U.S. Dollar	167,712	Morgan Stanley	02/04/13	3,128
Chilean Unidad de Fomento	83,490,000	U.S. Dollar	169,008	Morgan Stanley	02/11/13	(355)
U.S. Dollar	420,286	Japanese Yen	32,163,000	Morgan Stanley	02/12/13	7,485
Chilean Unidad de Fomento	224,290,000	U.S. Dollar	454,488	Morgan Stanley	02/13/13	(1,507)

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	195,220,000	U.S. Dollar	389,777	Morgan Stanley	02/25/13	$3,998
Chilean Unidad de Fomento	234,800,000	U.S. Dollar	469,600	Morgan Stanley	02/27/13	3,913
U.S. Dollar	1,073,615	Euro	816,000	Morgan Stanley	03/08/13	66,429
Chilean Unidad de Fomento	99,000,000	U.S. Dollar	193,548	Morgan Stanley	03/11/13	5,851
U.S. Dollar	2,396,971	Japanese Yen	198,800,000	Morgan Stanley	03/19/13	(156,072)
Singapore Dollar	2,061,300	U.S. Dollar	1,629,486	Morgan Stanley	03/26/13	29,553
Chilean Unidad de Fomento	1,065,040,000	U.S. Dollar	2,099,635	Morgan Stanley	04/15/13	37,680
Chilean Unidad de Fomento	954,280,000	U.S. Dollar	1,882,952	Morgan Stanley	04/19/13	31,294
U.S. Dollar	207,246	Euro	157,000	Morgan Stanley	05/07/13	13,285
Chilean Unidad de Fomento	101,400,000	U.S. Dollar	198,376	Morgan Stanley	05/13/13	4,556
Polish Zloty	4,031,000	Euro	895,579	Morgan Stanley	05/24/13	64,595
U.S. Dollar	853,110	Euro	686,000	Morgan Stanley	06/04/13	5,245
Swedish Krona	13,535,982	Euro	1,553,360	Morgan Stanley	07/16/13	44,679
Swedish Krona	3,168,850	Euro	363,650	Morgan Stanley	07/16/13	10,460
Swedish Krona	19,932,831	Euro	2,309,741	Morgan Stanley	07/22/13	37,415
Singapore Dollar	5,152,240	U.S. Dollar	4,141,672	Morgan Stanley	08/01/13	9,176
Mexican Peso	63,915,000	U.S. Dollar	4,884,041	UBS AG	08/07/12	(81,314)
Norway Krones	7,600,000	U.S. Dollar	1,317,386	UBS AG	08/07/12	(56,866)
Australian Dollar	3,040,000	U.S. Dollar	3,220,059	UBS AG	08/09/12	(28,234)
Canadian Dollar	3,575,345	U.S. Dollar	3,564,136	UBS AG	08/13/12	(28)
Singapore Dollar	2,900,000	U.S. Dollar	2,322,546	UBS AG	08/14/12	7,887
U.S. Dollar	33,050,020	Euro	25,821,858	UBS AG	08/17/12	1,272,236
U.S. Dollar	1,941,007	Japanese Yen	148,060,000	UBS AG	08/20/12	45,424
Norway Krones	10,525,000	Euro	1,324,599	UBS AG	08/22/12	114,376
Norway Krones	10,525,000	Euro	1,318,707	UBS AG	08/23/12	121,537
U.S. Dollar	2,410,537	Euro	1,675,590	UBS AG	08/27/12	348,219
U.S. Dollar	2,189,182	Japanese Yen	166,449,000	UBS AG	08/27/12	58,005
U.S. Dollar	10,146,903	Japanese Yen	806,142,000	UBS AG	08/31/12	(175,219)
U.S. Dollar	15,505,100	Japanese Yen	1,218,414,000	UBS AG	09/07/12	(97,117)
U.S. Dollar	21,624,275	South African Rand	185,000,000	UBS AG	09/07/12	(607,009)
Euro	11,449,000	U.S. Dollar	14,318,005	UBS AG	09/14/12	(223,380)
U.S. Dollar	809,927	Euro	590,886	UBS AG	09/17/12	82,472
Euro	38,300,000	U.S. Dollar	48,675,932	UBS AG	09/21/12	(1,521,418)

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	18,593,589	Euro	14,629,516	UBS AG	09/21/12	$581,899
U.S. Dollar	10,269,925	Japanese Yen	815,812,000	UBS AG	09/24/12	(178,820)
U.S. Dollar	10,000,000	Australian Dollar	9,996,251	UBS AG	09/25/12	(450,254)
U.S. Dollar	10,000,000	Australian Dollar	9,850,130	UBS AG	10/05/12	(288,417)
U.S. Dollar	4,623,749	Euro	3,789,150	UBS AG	10/12/12	(42,762)
U.S. Dollar	31,321,652	Japanese Yen	2,485,999,500	UBS AG	10/12/12	(525,604)
Malaysian Ringgit	171,210,010	U.S. Dollar	53,354,735	UBS AG	10/16/12	1,229,173
Mexican Peso	330,182,500	U.S. Dollar	24,921,315	UBS AG	10/22/12	(298,224)
U.S. Dollar	28,339,080	Euro	23,100,000	UBS AG	10/22/12	(113,720)
Norway Krones	4,194,700	Euro	532,255	UBS AG	11/08/12	37,510
U.S. Dollar	414,967	Japanese Yen	31,954,500	UBS AG	11/14/12	5,419
Australian Dollar	663,000	U.S. Dollar	652,127	UBS AG	11/19/12	37,617
U.S. Dollar	748,433	Japanese Yen	57,068,000	UBS AG	11/19/12	16,959
Norway Krones	13,058,000	Euro	1,644,419	UBS AG	11/26/12	130,303
Norway Krones	4,080,000	Euro	517,885	UBS AG	12/03/12	35,459
U.S. Dollar	493,821	Euro	395,500	UBS AG	12/07/12	6,336
U.S. Dollar	2,226,913	Euro	1,741,000	UBS AG	01/11/13	79,839
U.S. Dollar	344,317	Japanese Yen	26,280,000	UBS AG	01/11/13	7,197
U.S. Dollar	741,254	Japanese Yen	56,700,000	UBS AG	01/15/13	13,861
U.S. Dollar	2,098,403	Japanese Yen	162,280,000	UBS AG	01/28/13	16,125
U.S. Dollar	2,846,210	Euro	2,177,000	UBS AG	02/08/13	160,288
U.S. Dollar	2,428,582	Euro	1,825,000	UBS AG	02/13/13	176,777
U.S. Dollar	2,104,114	Euro	1,593,000	UBS AG	02/19/13	138,387
U.S. Dollar	2,089,045	Euro	1,580,000	UBS AG	02/21/13	139,300
U.S. Dollar	756,106	Japanese Yen	60,600,000	UBS AG	03/04/13	(21,938)
U.S. Dollar	101,808	Euro	78,000	UBS AG	05/10/13	5,440
U.S. Dollar	632,569	Japanese Yen	50,022,000	UBS AG	05/13/13	(10,426)
Swedish Krona	20,866,000	Euro	2,330,251	UBS AG	06/28/13	150,890
U.S. Dollar	2,317,680	Euro	1,850,000	UBS AG	06/28/13	30,324
Swedish Krona	15,274,510	Euro	1,753,635	UBS AG	07/16/13	49,472
Swedish Krona	15,299,180	Euro	1,756,407	UBS AG	07/16/13	(830)
U.S. Dollar	3,662,861	Euro	2,976,000	UBS AG	08/01/13	(18,607)

						$1,679,304

As of July 31, 2012, the Real Return Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Australian Dollar	21,320,160	U.S. Dollar	20,947,569	Barclays Bank Plc	10/18/12	$1,295,023
U.S. Dollar	21,013,150	Australian Dollar	21,320,160	Barclays Bank Plc	10/18/12	(1,229,442)

						$65,581

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments or receipts are recorded as interest expense and interest income in the Statements of Operations. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Global Opportunities Fund written option transactions for the year is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2011	106,977	$41,344,728
Options written	354,388	172,196,364
Options terminated in closing purchase transactions	(302,264)	(136,684,017)
Options exercised	(19,553)	(6,672,280)
Options expired	(3,903)	(447,195)

Contracts outstanding at July 31, 2012	135,645	$69,737,600

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

A summary of the Real Return Fund written option transactions for the year is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2011	27,360	$70,097,165
Options written	—	—
Options terminated in closing purchase transactions	(15,580)	(48,866,720)
Options exercised	—	—
Options expired	(7,580)	(9,393,445)

Contracts outstanding at July 31, 2012	4,200	$11,837,000

The Global Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

6. Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•          Level 1 - quoted prices in active markets for identical securities.

•           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•           Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

The summary of inputs used to value the Funds’ investments as of July 31, 2012 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(e)	Total

Investments in Securities Assets:
Large Cap Core Fund
Equity Securities	$504,767,082	(a)	$9,841,273	(d)	$—	$514,608,355
Investment Company	3,481,799		—		—	3,481,799
U.S. Government Securities	—		14,999,719		—	14,999,719

Total	$508,248,881		$24,840,992		$—	$533,089,873

Large Cap Strategies Fund
Equity Securities:(b)	$3,276,520,594		$—		$—	$3,276,520,594
Cash Sweep	71,237,600		—		—	71,237,600
U.S. Government Agencies	—		74,998,794		—	74,998,794
U.S. Government Securities	—		31,499,965		—	31,499,965

Total	$3,347,758,194		$106,498,759		$—	$3,454,256,953

Global Small & Mid Cap Fund
Equity Securities:(b)
Argentina	$2,746,800		$—		$—	$2,746,800
Australia	92,604,978		8,877		157,126	92,770,981
Austria	10,349,681		—		—	10,349,681
Bahamas	29,161		—		—	29,161
Belgium	9,584,916		—		—	9,584,916
Bermuda	29,227,993		—		—	29,227,993
Brazil	43,845,990		9,816		—	43,855,806
Canada	112,005,755		—		1,882	112,007,637
Cayman Islands	71,550		—		—	71,550
Chile	7,309,958		—		—	7,309,958
China	37,968,940		—		236,904	38,205,844
Columbia	238,438		—		—	238,438
Cyprus	796,350		—		—	796,350
Denmark	19,751,928		—		—	19,751,928
Finland	73,002,867		—		—	73,002,867
France	92,024,410		—		—	92,024,410
Gabon	2,442		—		—	2,442
Germany	107,815,374		—		—	107,815,374
Gibraltar	314,219		—		—	314,219
Greece	1,864,589		—		5	1,864,594
Guernsey	2,525,777		—		—	2,525,777
Hong Kong	64,094,997		16,591		202,423	64,314,011
Hungary	1,306,339		31		—	1,306,370
India	50,391,797		—		21,987	50,413,784
Indonesia	21,923,231		—		43,183	21,966,414
Ireland	15,518,322		—		—	15,518,322
Isle of Man	8,603		—		—	8,603
Israel	62,071,019		—		—	62,071,019
Italy	17,362,921		—		—	17,362,921
Japan	248,239,172		—		—	248,239,172
Jersey Channel Islands	101,329		—		106,519	207,848

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(e)	Total

Liechtenstein	$260,111	$—	$—	$260,111
Luxembourg	773,221	—	—	773,221
Malaysia	32,539,152	—	—	32,539,152
Malta	203,597	—	—	203,597
Mauritius	324,452	—	—	324,452
Mexico	17,841,973	—	—	17,841,973
Monaco	18,303	—	—	18,303
Mongolia	56,715	—	—	56,715
Netherlands	43,553,636	—	—	43,553,636
New Zealand	17,838,471	—	—	17,838,471
Norway	9,749,924	—	—	9,749,924
Papua New Guinea	29,031	—	—	29,031
Peru	5,498,674	—	—	5,498,674
Philippines	15,702,438	—	—	15,702,438
Poland	4,945,012	—	—	4,945,012
Portugal	1,791,494	—	—	1,791,494
Russia	309,025	—	—	309,025
Singapore	83,981,380	—	129,701	84,111,081
South Africa	35,413,622	—	—	35,413,622
South Korea	61,310,538	—	—	61,310,538
Spain	19,803,175	15,636	—	19,818,811
Sweden	38,472,832	—	—	38,472,832
Switzerland	70,930,059	—	—	70,930,059
Taiwan	52,726,395	—	23,412	52,749,807
Thailand	20,107,791	790,254	—	20,898,045
Turkey	7,436,348	—	—	7,436,348
Ukraine	45,214	—	—	45,214
United Arab Emirates	907,643	—	—	907,643
United Kingdom	530,386,574	—	166,246	530,552,820
United States	2,246,002,540	—	—	2,246,002,540

Total Equities	$4,444,059,186	$841,205	$1,089,388	$4,445,989,779

Exchange Traded Funds	165,931,076	—	—	165,931,076
Investment Company	3,330,500	—	—	3,330,500
Rights/Warrants
Australia	227	—	—	227
Brazil	11	—	—	11
Canada	—	—	793	793
Greece	4	—	—	4
Hong Kong	2,107	—	—	2,107
India	—	—	456	456
Isreal	—	154	—	154
Malaysia	112,270	—	—	112,270
Norway	—	5,320	—	5,320
Portugal	120	—	—	120
Singapore	12,163	—	—	12,163
Spain	—	—	76	76
United Kingdom	—	2,282,784	—	2,282,784

Total Rights/Warrants	$126,902	$2,288,258	$1,325	$2,416,485

U.S. Government Agencies	—	29,999,692	—	29,999,692
U.S. Government Securities	—	20,999,972	—	20,999,972

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(e)	Total

Cash Sweep	$19,411,165	$—	$—	$19,411,165
Other financial instruments - Assets*:
Foreign currency exchange contracts	—	122,527	—	122,527
Other financial instruments -Liabilities*:
Foreign currency exchange contracts	—	(403,854)	—	(403,854)

Total	$4,632,858,829	$53,847,800	$1,090,713	$4,687,797,342

Global Opportunities Fund
Equity Securities:(b)
Australia	$14,180,729	$—	$—	$14,180,729
Austria	2,097,570	—	—	2,097,570
Belgium	3,657,170	—	—	3,657,170
Bermuda	17,475,564	—	—	17,475,564
Brazil	4,940,633	—	—	4,940,633
Canada	42,183,144	—	—	42,183,144
Chile	3,034,768	—	—	3,034,768
China	5,744,896	—	—	5,744,896
Columbia	258,417	—	—	258,417
Cyprus	862,811	—	—	862,811
Czech Republic	225,926	—	—	225,926
Denmark	3,733,560	—	—	3,733,560
Egypt	1,425,459	—	—	1,425,459
Finland	2,894,902	—	—	2,894,902
France	40,744,987	—	—	40,744,987
Germany	29,719,069	—	—	29,719,069
Hong Kong	27,267,990	—	—	27,267,990
India	3,583,992	—	—	3,583,992
Indonesia	441,883	—	—	441,883
Ireland	28,140,970	—	—	28,140,970
Israel	12,705,833	—	—	12,705,833
Italy	7,340,052	—	—	7,340,052
Japan	130,801,450	—	—	130,801,450
Luxembourg	666,478	—	—	666,478
Malaysia	12,245,818	—	—	12,245,818
Mexico	2,032,366	—	—	2,032,366
Netherlands	11,991,556	—	—	11,991,556
Norway	5,468,043	—	—	5,468,043
Pakistan	4,144,351	—	—	4,144,351
Poland	7,077,872	—	—	7,077,872
Russia	9,577,212	—	—	9,577,212
Singapore	6,979,849	—	—	6,979,849
South Africa	8,348,830	—	—	8,348,830
South Korea	11,105,484	—	—	11,105,484
Spain	3,054,270	—	—	3,054,270
Sweden	7,368,472	—	—	7,368,472
Switzerland	15,270,273	—	—	15,270,273
Taiwan	8,848,104	—	—	8,848,104
Thailand	806,006	4,165,477	—	4,971,483
Turkey	1,949,574	—	—	1,949,574
United Kingdom	41,686,680	—	—	41,686,680
United States	630,060,933	—	258,750	630,319,683

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(e)		Total

Total Equities	$1,172,143,946		$4,165,477		$258,750		$1,176,568,173

Exchange Traded Funds	$235,409,401		$—		$—		$235,409,401
Preferred Stock	948,187	(a)	—		—		948,187
Rights/Warrants	8,036	(a)	—		—		8,036
Bank Loans	—		76,077,456	(a)	—		76,077,456
Corporate Bonds	—		1,478,868,434	(a)	25,934,569	(c)	1,504,803,003
Government Bonds	—		586,726,773	(a)	—		586,726,773
Asset-Backed Securities	—		85,799,912	(a)	—		85,799,912
Non-Agency Mortgage-Backed Securities	—		587,467,733	(a)	—		587,467,733
U.S. Government Agencies	—		517,990,430		—		517,990,430
U.S. Government Securities	—		301,997,291		—		301,997,291
Municipal Bonds	—		4,128,927	(a)	—		4,128,927
Cash Sweep	265,895,257		—		—		265,895,257

Other financial instruments - Assets*:
Equity contracts	—		32,356,284		—		32,356,284
Foreign exchange currency contracts	—		36,644,158		—		36,644,158
Other financial instruments - Liabilities*:
Commodity contracts	(1,733,950)		—		—		(1,733,950)
Equity contracts	(59,670,905)		(22,657,593)		—		(82,328,498)
Foreign exchange currency contracts	—		(34,964,854)		—		(34,964,854)

Total	$1,612,999,972		$3,654,600,428		$26,193,319		$5,293,793,719

Real Return Fund
Equity Securities	$1,024,502,955	(a)	$—		$—		$1,024,502,955
Preferred Stock		(a)	—		—		—
Collectible Coins	—		45,624,040		—		45,624,040
Commodities	142,353,077		—		—		142,353,077
Asset-Backed Securities	—		122,444,750	(a)	—		122,444,750
Corporate Bonds	—		3,268,782	(a)	—		3,268,782
Government Bonds	—		173,504,278	(a)	—		173,504,278
U.S. Government Agencies	—		524,992,459		—		524,992,459
U.S. Government Securities	—		468,904,757		—		468,904,757
Cash Sweep	21,003,548		—		—		21,003,548
Other financial instruments - Assets*:
Commodity contracts	73,644,932		4,923,453		—		78,568,385
Foreign currency exchange contracts	—		1,295,023		—		1,295,023
Other financial instruments - Liabilities*:
Commodity contracts	(78,998,687)		(6,791,235)		—		(85,789,922)
Foreign currency exchange contracts	—		(1,229,442)		—		(1,229,442)

Total	$1,182,505,825		$1,336,936,865		$—		$2,519,442,690

Fixed Income Fund
Corporate Bonds	$—		$202,839,257	(a)	$—		$202,839,257
Municipal Bonds	—		41,172,963	(a)	—		41,172,963
Collateralized Mortgage Obligations	—		7,443,855	(a)	—		7,443,855
U.S. Government Agencies	—		69,279,549	(a)	—		69,279,549
U.S. Government Securities	—		141,979,735	(a)	—		141,979,735
Government Bonds	—		8,912,756	(a)	—		8,912,756
Investment Company	2,002,300		—		—		2,002,300

Total	$2,002,300		$471,628,115		$—		$473,630,415

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2012 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(e)	Total

Municipal Bond Fund
Municipal Bonds	$—	$1,024,156,391	(a)	$—	$1,024,156,391
Investment Company	55,794,000	—		—	55,794,000

Total	$55,794,000	$1,024,156,391		$—	$1,079,950,391

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the Schedules of Portfolio Investments
(b)

In the Large Cap Strategies Fund, Global Small & Mid Cap Fund and Global Opportunities Fund certain foreign securities were not fair valued at July 31, 2012 as the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A). Since these securities were fair valued at October 31, 2011 as a result of exceeding the predetermined level, these securities transferred from Level 2 to Level 1 since the prior fiscal year-end. The value of the securities transferred from Level 2 to Level 1 for the Large Cap Strategies Fund, Global Small & Mid Cap Fund and Global Opportunities Fund is $648,748,462, $1,443,217,052, and $360,173,173 respectively. See footnote 3.A. regarding transfers between levels 1 and 2. The remaining Funds have no transfers between Level 1 and Level 2 investments during the reporting period

(c)	Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the Schedule of Portfolio Investments.
(d)	Represents a security as disclosed in the Consumer Discretionary section of the Schedule of Portfolio Investments.
(e)

The Global Small & Mid Cap Fund and Global Opportunities Fund held certain investments categorized as Level 3 that had a combined market value as well as a change in NAV less than 1% of NAV for the period ending July 31, 2012. In addition, there were no transfers in and out of Level 3 as well as no significant purchases and sales during the period.

* Other financial instruments are exchange traded options and futures (level 1), over-the-counter options (level 2), forwards (level 2) and swaps (level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

7.	Federal Income Taxes:

At October 31, 2011, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

2017

Large Cap Core Fund	$66,327,040
Large Cap Strategies Fund	388,613,444
Global Opportunities Fund	213,212,498
Real Return Fund	245,786,188

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year beginning after October 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds will be contained within this section of the Funds’ fiscal year ending October 31, 2012 financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller

David W. Rossmiller, President
(Principal Executive Officer)

Date	09/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller

David W. Rossmiller, President
(Principal Executive Officer)

Date	09/26/12

By (Signature and Title)*	/s/ Peter C. Artemiou

Peter C. Artemiou, Treasurer
(Principal Financial Officer)

Date	09/26/12

* Print the name and title of each signing officer under his or her signature.